UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

HEALTH CARE REITS — 11.39%
HCP Inc.[a]	2,776,117	$66,848,896
Ventas Inc.	2,108,290	118,000,991
Welltower Inc.[a]	2,183,645	130,953,191

		315,803,078

HOTEL & RESORT REITS — 3.28%
Host Hotels & Resorts Inc.[a]	4,380,868	90,946,820

		90,946,820

INDUSTRIAL REITS — 9.40%
Duke Realty Corp.[a]	2,105,827	55,614,891
Prologis Inc.	3,148,453	204,995,775

		260,610,666

OFFICE REITS — 15.39%
Alexandria Real Estate Equities Inc.	585,844	75,983,967
Boston Properties Inc.	913,508	113,010,075
Douglas Emmett Inc.	906,319	35,047,356
Highwoods Properties Inc.	611,282	29,268,182
Kilroy Realty Corp.[a]	582,282	41,528,352
SL Green Realty Corp.[a]	585,856	58,890,245
Vornado Realty Trust	1,020,624	73,158,328

		426,886,505

RESIDENTIAL REITS — 17.94%
American Campus Communities Inc.[a]	807,602	31,060,373
AvalonBay Communities Inc.[a]	817,408	139,286,323
Equity LifeStyle Properties Inc.	515,035	44,457,821
Equity Residential	2,174,371	133,962,997
Essex Property Trust Inc.[a]	390,645	91,012,473
UDR Inc.	1,583,944	57,861,474

		497,641,461

RETAIL REITS — 21.47%
Federal Realty Investment Trust	427,733	51,670,147
GGP Inc.	3,695,923	85,117,107
Kimco Realty Corp.	2,519,735	40,088,984
National Retail Properties Inc.[a]	883,409	35,053,669
Realty Income Corp.[a]	1,622,443	86,297,743
Regency Centers Corp.[a]	875,918	55,104,001
Simon Property Group Inc.	1,481,967	242,108,949

		595,440,600

Security	Shares	Value

SPECIALIZED REITS — 20.95%
Digital Realty Trust Inc.[a]	1,211,262	$135,600,781
Equinix Inc.	461,217	209,941,366
Extra Space Storage Inc.[a]	745,354	62,222,152
Public Storage[a]	885,838	173,411,647

		581,175,946

TOTAL COMMON STOCKS
(Cost: $2,701,627,781)		2,768,505,076

SHORT-TERM INVESTMENTS — 3.55%

MONEY MARKET FUNDS — 3.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,c,d]	94,406,316	94,425,197
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	3,951,204	3,951,204

		98,376,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,362,698)		98,376,401

TOTAL INVESTMENTS IN SECURITIES — 103.37%		2,866,881,477
(Cost: $2,799,990,479)
Other Assets, Less Liabilities — (3.37)%		(93,481,235)

NET ASSETS — 100.00%		$2,773,400,242

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	293,336,971	—		(198,930,655)[a]	94,406,316	$94,425,197	$347,378	[b]	$21,566	$(56,093)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,451,206	499,998	[a]	—	3,951,204	3,951,204	30,051		—	—

						$98,376,401	$377,429		$21,566	$(56,093)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	145	Mar 2018	$4,524	$(90,385)

Total

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,768,505,076	$—	$—	$2,768,505,076
Money market funds	98,376,401	—	—	98,376,401

Total	$2,866,881,477	$—	$—	$2,866,881,477

Derivative financial instruments[a]
Liabilities
Futures contracts	$(90,385)	$—	$—	$(90,385)

Total	$(90,385)	$—	$—	$(90,385)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 4.38%
Boeing Co. (The)	124,523	$44,127,215
BWX Technologies Inc.	7,871	499,336
General Dynamics Corp.	50,785	11,298,647
Harris Corp.	20,659	3,292,631
HEICO Corp.	486	39,036
HEICO Corp. Class A	1,304	85,868
Huntington Ingalls Industries Inc.	6,195	1,471,560
L3 Technologies Inc.	13,119	2,787,263
Lockheed Martin Corp.	69,701	24,733,400
Northrop Grumman Corp.	25,222	8,588,848
Raytheon Co.	54,257	11,336,458
United Technologies Corp.	186,960	25,802,350

		134,062,612
AIR FREIGHT & LOGISTICS — 1.22%
CH Robinson Worldwide Inc.	31,248	2,857,942
Expeditors International of Washington Inc.	25,359	1,647,067
FedEx Corp.	22,750	5,971,420
United Parcel Service Inc. Class B	210,129	26,753,624

		37,230,053
AIRLINES — 0.46%
Alaska Air Group Inc.	23,794	1,563,979
Delta Air Lines Inc.	166,958	9,478,206
Southwest Airlines Co.	48,440	2,945,152

		13,987,337
AUTO COMPONENTS — 0.30%
Autoliv Inc.	18,046	2,746,782
BorgWarner Inc.	27,900	1,569,654
Gentex Corp.	61,033	1,445,261
Goodyear Tire & Rubber Co. (The)	48,222	1,679,090
Lear Corp.	8,484	1,638,600

		9,079,387
AUTOMOBILES — 0.11%
Harley-Davidson Inc.	52,793	2,558,349
Thor Industries Inc.	5,306	725,118

		3,283,467
BANKS — 11.10%
Associated Banc-Corp.	36,750	909,562
BancFirst Corp.	2,892	161,229
BancorpSouth Bank	15,549	521,669

Security	Shares	Value
Bank of America Corp.	1,771,581	$56,690,592
Bank of the Ozarks Inc.	21,361	1,066,982
Banner Corp.	6,370	346,146
BB&T Corp.	229,823	12,683,931
BOK Financial Corp.	5,538	535,469
Cathay General Bancorp.	18,634	815,051
Chemical Financial Corp.	15,529	907,049
Columbia Banking System Inc.	15,221	655,721
Comerica Inc.	27,366	2,605,790
Commerce Bancshares Inc./MO	15,748	921,415
Community Bank System Inc.	13,692	729,784
Cullen/Frost Bankers Inc.	15,299	1,627,967
CVB Financial Corp.	26,242	614,063
First Financial Bankshares Inc.	12,049	559,676
First Horizon National Corp.	63,859	1,268,240
First Merchants Corp.	7,794	336,389
First Midwest Bancorp. Inc.	18,403	457,499
First Republic Bank/CA	12,694	1,136,748
Glacier Bancorp. Inc.	18,592	729,178
Home BancShares Inc./AR	33,264	798,669
Hope Bancorp Inc.	39,876	759,239
Huntington Bancshares Inc./OH	258,620	4,184,472
Independent Bank Corp./Rockland MA	5,396	385,005
Independent Bank Group Inc.	1,170	83,947
Investors Bancorp. Inc.	70,706	967,965
JPMorgan Chase & Co.	807,134	93,361,190
KeyCorp	253,489	5,424,665
LegacyTexas Financial Group Inc.	5,273	232,223
MB Financial Inc.	16,988	726,747
NBT Bancorp. Inc.	11,528	425,498
PNC Financial Services Group Inc. (The)[a]	108,626	17,165,080
Prosperity Bancshares Inc.	15,129	1,146,778
Regions Financial Corp.	270,629	5,204,196
Simmons First National Corp. Class A	7,780	457,853
South State Corp.	6,062	537,093
SunTrust Banks Inc.	128,892	9,112,664
TowneBank/Portsmouth VA	10,512	321,142
U.S. Bancorp.	377,637	21,578,178
UMB Financial Corp.	6,600	502,788
Umpqua Holdings Corp.	81,238	1,758,803

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
Union Bankshares Corp.	10,611	$400,565
Webster Financial Corp.	18,475	1,046,054
Wells Fargo & Co.	1,286,279	84,611,433
WesBanco Inc.	12,138	497,779
Westamerica Bancorp.	7,453	442,485
Zions BanCorp.	28,097	1,518,081

		339,930,742

BEVERAGES — 3.97%
Brown-Forman Corp. Class A	7,343	506,667
Brown-Forman Corp. Class B	23,720	1,643,796
Coca-Cola Co. (The)	1,331,371	63,359,946
Dr Pepper Snapple Group Inc.	48,041	5,733,693
PepsiCo Inc.	419,686	50,488,226

		121,732,328

BIOTECHNOLOGY — 2.98%
AbbVie Inc.	471,067	52,863,139
Amgen Inc.	206,487	38,416,906

		91,280,045
BUILDING PRODUCTS — 0.48%
AAON Inc.	3,191	116,153
AO Smith Corp.	14,617	976,123
Apogee Enterprises Inc.	3,595	163,609
Fortune Brands Home & Security Inc.	17,982	1,275,463
Johnson Controls International PLC	271,036	10,605,639
Lennox International Inc.	3,997	870,986
Universal Forest Products Inc.	18,128	676,718

		14,684,691
CAPITAL MARKETS — 3.41%
Ameriprise Financial Inc.	32,530	5,487,811
Bank of New York Mellon Corp. (The)	198,488	11,254,270
BlackRock Inc.[a]	26,310	14,780,958
Cboe Global Markets Inc.	10,769	1,447,246
CME Group Inc.	64,147	9,845,282
Cohen & Steers Inc.	5,554	226,437
Eaton Vance Corp. NVS	28,635	1,655,103
Evercore Inc. Class A	7,813	785,597
FactSet Research Systems Inc.	4,777	958,696
Franklin Resources Inc.	64,575	2,738,626
Goldman Sachs Group Inc. (The)	46,594	12,482,067

Security	Shares	Value
Invesco Ltd.	138,380	$4,999,669
Janus Henderson Group PLC	69,452	2,735,020
Legg Mason Inc.	26,376	1,124,145
MarketAxess Holdings Inc.	2,826	554,489
Moody’s Corp.	18,023	2,915,941
Morningstar Inc.	1,925	185,031
Nasdaq Inc.	24,779	2,004,869
Northern Trust Corp.	40,865	4,306,762
Raymond James Financial Inc.	14,034	1,352,737
S&P Global Inc.	26,950	4,880,645
SEI Investments Co.	11,401	856,785
State Street Corp.	70,240	7,738,341
T Rowe Price Group Inc.	58,999	6,586,058
TD Ameritrade Holding Corp.	48,374	2,698,786

		104,601,371
CHEMICALS — 3.47%
Air Products & Chemicals Inc.	56,254	9,471,486
Albemarle Corp.	12,093	1,349,458
Ashland Global Holdings Inc.	8,656	628,339
Balchem Corp.	1,583	125,057
Cabot Corp.	14,509	981,389
Celanese Corp. Series A	25,812	2,791,826
DowDuPont Inc.	545,267	41,211,280
Eastman Chemical Co.	35,103	3,481,516
Ecolab Inc.	30,506	4,200,066
HB Fuller Co.	6,129	317,789
Innospec Inc.	2,990	214,682
International Flavors & Fragrances Inc.	15,459	2,323,488
LyondellBasell Industries NV Class A	121,220	14,527,005
NewMarket Corp.	1,768	702,939
PolyOne Corp.	10,640	462,414
PPG Industries Inc.	43,043	5,110,495
Praxair Inc.	65,253	10,537,707
Quaker Chemical Corp.	1,356	208,688
RPM International Inc.	35,148	1,834,726
Scotts Miracle-Gro Co. (The) Class A	9,518	859,190
Sensient Technologies Corp.	8,118	583,278
Sherwin-Williams Co. (The)	7,677	3,202,153
Stepan Co.	2,375	186,247
Valvoline Inc.	26,996	665,451

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
Westlake Chemical Corp.	3,396	$382,390

		106,359,059
COMMERCIAL SERVICES & SUPPLIES — 0.62%
ABM Industries Inc.	9,769	371,515
Brady Corp. Class A	11,325	433,181
Cintas Corp.	9,791	1,649,294
Healthcare Services Group Inc.	11,849	653,828
Herman Miller Inc.	13,479	545,899
HNI Corp.	15,738	612,051
KAR Auction Services Inc.	37,604	2,050,922
Matthews International Corp. Class A	4,859	272,104
MSA Safety Inc.	6,376	499,305
Republic Services Inc.	52,119	3,585,787
Rollins Inc.	10,410	513,629
Waste Management Inc.	88,520	7,827,824

		19,015,339
COMMUNICATIONS EQUIPMENT — 2.38%
Cisco Systems Inc.	1,670,384	69,387,751
Motorola Solutions Inc.	36,277	3,608,111

		72,995,862
CONSTRUCTION & ENGINEERING — 0.00%
Comfort Systems USA Inc.	2,895	123,327

		123,327
CONSUMER FINANCE — 0.56%
American Express Co.	111,922	11,125,047
Discover Financial Services	75,822	6,050,595

		17,175,642
CONTAINERS & PACKAGING — 0.76%
AptarGroup Inc.	9,916	866,857
Avery Dennison Corp.	15,550	1,907,674
Bemis Co. Inc.	24,983	1,167,705
International Paper Co.	150,621	9,468,036
Packaging Corp. of America	22,129	2,780,066
Silgan Holdings Inc.	9,679	289,305
Sonoco Products Co.	30,924	1,679,483
WestRock Co.	75,144	5,006,845

		23,165,971
DISTRIBUTORS — 0.18%
Core-Mark Holding Co. Inc.	6,257	138,217
Genuine Parts Co.	46,117	4,799,396
Pool Corp.	5,138	694,863

		5,632,476

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.04%
Service Corp. International/U.S.	32,918	$1,315,732

		1,315,732
ELECTRIC UTILITIES — 2.23%
ALLETE Inc.	15,008	1,087,180
Alliant Energy Corp.	70,862	2,816,765
American Electric Power Co. Inc.	173,353	11,923,219
Edison International	111,968	7,001,359
El Paso Electric Co.	10,055	524,871
Eversource Energy	100,594	6,346,476
Great Plains Energy Inc.	75,523	2,350,276
IDACORP Inc.	13,358	1,152,528
MGE Energy Inc.	7,738	462,732
NextEra Energy Inc.	127,677	20,226,590
Pinnacle West Capital Corp.	37,794	3,021,630
PNM Resources Inc.	18,804	716,432
Portland General Electric Co.	27,263	1,154,588
Westar Energy Inc.	43,973	2,271,645
Xcel Energy Inc.	155,714	7,106,787

		68,163,078
ELECTRICAL EQUIPMENT — 1.15%
Eaton Corp. PLC	152,035	12,766,379
Emerson Electric Co.	209,614	15,140,419
Hubbell Inc.	14,526	1,974,809
Regal Beloit Corp.	6,693	521,385
Rockwell Automation Inc.	24,568	4,847,021

		35,250,013
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.60%
Amphenol Corp. Class A	28,927	2,683,558
AVX Corp.	13,755	246,765
CDW Corp./DE	20,521	1,534,765
Corning Inc.	185,004	5,775,825
FLIR Systems Inc.	19,758	1,011,807
Littelfuse Inc.	1,867	405,774
TE Connectivity Ltd.	66,526	6,820,911

		18,479,405
FOOD & STAPLES RETAILING — 3.24%
Casey’s General Stores Inc.	3,477	421,099
Costco Wholesale Corp.	50,881	9,915,181
CVS Health Corp.	309,288	24,337,873
Kroger Co. (The)	183,125	5,559,675

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
Sysco Corp.	115,654	$7,271,167
Walgreens Boots Alliance Inc.	213,055	16,034,519
Walmart Inc.	334,480	35,655,568

		99,195,082
FOOD PRODUCTS — 1.66%
Archer-Daniels-Midland Co.	189,509	8,139,412
Bunge Ltd.	41,307	3,281,015
Flowers Foods Inc.	67,473	1,323,146
General Mills Inc.	211,439	12,367,067
Hershey Co. (The)	35,334	3,898,400
Hormel Foods Corp.	53,948	1,852,035
Ingredion Inc.	13,546	1,945,748
J&J Snack Foods Corp.	1,806	250,023
JM Smucker Co. (The)	32,544	4,129,508
Kellogg Co.	85,754	5,840,705
Lancaster Colony Corp.	3,498	449,143
McCormick & Co. Inc./MD NVS	23,864	2,595,687
Pinnacle Foods Inc.	29,326	1,816,452
Sanderson Farms Inc.	1,706	216,491
Tyson Foods Inc. Class A	34,871	2,654,032

		50,758,864
GAS UTILITIES — 0.33%
Atmos Energy Corp.	25,665	2,127,629
National Fuel Gas Co.	27,055	1,508,316
New Jersey Resources Corp.	23,829	924,565
South Jersey Industries Inc.	28,527	839,835
Southwest Gas Holdings Inc.	12,409	913,054
Spire Inc.	13,758	914,907
UGI Corp.	38,471	1,760,818
WGL Holdings Inc.	13,337	1,123,242

		10,112,366
HEALTH CARE EQUIPMENT & SUPPLIES — 2.55%
Abbott Laboratories	367,825	22,864,002
Baxter International Inc.	54,979	3,960,137
Becton Dickinson and Co.	34,272	8,326,040
Cantel Medical Corp.	532	59,015
DENTSPLY SIRONA Inc.	13,427	816,496
Hill-Rom Holdings Inc.	6,286	536,384
Medtronic PLC	333,004	28,601,714
ResMed Inc.	25,477	2,567,827
STERIS PLC	13,020	1,183,778
Stryker Corp.	39,325	6,464,244

Security	Shares	Value
West Pharmaceutical Services Inc.	4,572	$458,114
Zimmer Biomet Holdings Inc.	18,284	2,324,262

		78,162,013
HEALTH CARE PROVIDERS & SERVICES — 2.12%
AmerisourceBergen Corp.	31,129	3,102,627
Anthem Inc.	35,128	8,706,475
Cardinal Health Inc.	105,951	7,606,222
Chemed Corp.	850	221,484
Encompass Health Corp.	21,975	1,162,917
Humana Inc.	9,949	2,803,927
McKesson Corp.	20,453	3,454,103
Patterson Companies Inc.	26,920	966,159
Quest Diagnostics Inc.	27,512	2,911,320
UnitedHealth Group Inc.	144,041	34,106,028

		65,041,262
HOTELS, RESTAURANTS & LEISURE — 2.65%
Cheesecake Factory Inc. (The)	11,262	553,978
Cracker Barrel Old Country Store Inc.	7,818	1,379,721
Darden Restaurants Inc.	39,625	3,798,056
Domino’s Pizza Inc.	4,884	1,059,095
Dunkin’ Brands Group Inc.	21,308	1,377,562
Marriott International Inc./MD Class A	34,602	5,098,259
McDonald’s Corp.	202,295	34,620,766
Papa John’s International Inc.	4,477	290,512
Royal Caribbean Cruises Ltd.	36,401	4,861,353
Starbucks Corp.	313,852	17,829,932
Texas Roadhouse Inc.	11,672	685,380
Vail Resorts Inc.	8,335	1,821,698
Wendy’s Co. (The)	36,927	597,479
Wyndham Worldwide Corp.	22,889	2,841,212
Yum! Brands Inc.	53,085	4,490,460

		81,305,463
HOUSEHOLD DURABLES — 0.19%
Leggett & Platt Inc.	44,891	2,087,880
Whirlpool Corp.	20,431	3,706,592

		5,794,472
HOUSEHOLD PRODUCTS — 3.58%
Church & Dwight Co. Inc.	43,508	2,125,366
Clorox Co. (The)	32,630	4,623,345

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
Colgate-Palmolive Co.	206,197	$15,308,065
Kimberly-Clark Corp.	121,739	14,243,463
Procter & Gamble Co. (The)	839,351	72,469,565
Spectrum Brands Holdings Inc.	3,741	443,159
WD-40 Co.	2,665	329,794

		109,542,757
INDUSTRIAL CONGLOMERATES — 1.98%
3M Co.	128,056	32,078,028
Carlisle Companies Inc.	8,773	1,001,965
Honeywell International Inc.	161,687	25,816,563
Roper Technologies Inc.	6,134	1,721,139

		60,617,695
INSURANCE — 4.45%
Aflac Inc.	88,133	7,773,331
Allstate Corp. (The)	56,492	5,579,715
American Equity Investment Life Holding Co.	2,538	83,754
American Financial Group Inc./OH	9,918	1,124,106
American International Group Inc.	208,928	13,354,678
Aon PLC	28,146	4,001,517
Argo Group International Holdings Ltd.	5,673	347,755
Arthur J Gallagher & Co.	46,488	3,176,060
Aspen Insurance Holdings Ltd.	14,734	550,315
Assurant Inc.	13,452	1,230,589
Assured Guaranty Ltd.	20,685	736,179
Axis Capital Holdings Ltd.	27,453	1,387,200
Brown & Brown Inc.	14,439	757,759
Chubb Ltd.	95,228	14,869,852
Cincinnati Financial Corp.	43,567	3,350,302
CNO Financial Group Inc.	2,808	69,049
FBL Financial Group Inc. Class A	2,728	189,869
First American Financial Corp.	33,406	1,973,292
FNF Group	75,062	2,925,917
Hanover Insurance Group Inc. (The)	8,691	983,387
Hartford Financial Services Group Inc. (The)	70,581	4,147,339
Horace Mann Educators Corp.	10,674	440,836
Lincoln National Corp.	36,224	2,999,347
Marsh & McLennan Companies Inc.	98,699	8,243,340
MetLife Inc.	346,168	16,640,296

Security	Shares	Value
Primerica Inc.	3,736	$377,336
Principal Financial Group Inc.	77,498	5,238,865
Prudential Financial Inc.	120,126	14,273,371
Reinsurance Group of America Inc.	8,724	1,366,615
RenaissanceRe Holdings Ltd.	4,453	566,154
RLI Corp.	6,179	397,062
Torchmark Corp.	7,973	724,347
Travelers Companies Inc. (The)	63,391	9,503,579
Unum Group	40,111	2,133,504
Validus Holdings Ltd.	28,078	1,900,881
WR Berkley Corp.	8,449	616,608
XL Group Ltd.	65,782	2,423,409

		136,457,515
INTERNET & DIRECT MARKETING RETAIL — 0.06%
Expedia Inc.	13,391	1,714,182

		1,714,182
INTERNET SOFTWARE & SERVICES — 0.03%
j2 Global Inc.	11,137	890,849

		890,849
IT SERVICES — 2.22%
Accenture PLC Class A	120,814	19,414,810
Automatic Data Processing Inc.	95,058	11,752,021
Booz Allen Hamilton Holding Corp.	28,467	1,115,337
Broadridge Financial Solutions Inc.	20,901	2,015,066
Convergys Corp.	16,994	395,450
Fidelity National Information Services Inc.	44,398	4,544,579
Jack Henry & Associates Inc.	8,965	1,117,577
Mastercard Inc. Class A	60,318	10,193,742
Visa Inc. Class A	140,462	17,449,594

		67,998,176
LEISURE PRODUCTS — 0.17%
Brunswick Corp./DE	13,178	827,315
Hasbro Inc.	31,091	2,940,276
Polaris Industries Inc.	11,699	1,322,104

		5,089,695
MACHINERY — 2.53%
AGCO Corp.	5,637	409,359
Barnes Group Inc.	4,705	309,542
Caterpillar Inc.	144,130	23,461,481
Cummins Inc.	44,409	8,348,892

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
Donaldson Co. Inc.	21,240	$1,076,018
Dover Corp.	33,053	3,510,559
Flowserve Corp.	25,886	1,173,154
Franklin Electric Co. Inc.	3,892	176,308
Graco Inc.	20,571	962,723
Hillenbrand Inc.	12,334	546,396
IDEX Corp.	9,456	1,356,747
Illinois Tool Works Inc.	63,030	10,946,420
Ingersoll-Rand PLC	56,754	5,370,631
ITT Inc.	9,382	525,392
Lincoln Electric Holdings Inc.	10,372	1,011,996
Nordson Corp.	5,245	753,811
Oshkosh Corp.	8,917	808,950
PACCAR Inc.	54,767	4,083,427
Pentair PLC	35,926	2,568,709
Snap-on Inc.	12,088	2,070,795
Stanley Black & Decker Inc.	24,977	4,151,927
Toro Co. (The)	12,949	850,102
Trinity Industries Inc.	24,165	832,968
Wabtec Corp./DE	6,079	492,642
Watts Water Technologies Inc. Class A	3,180	253,605
Xylem Inc./NY	20,733	1,498,167

		77,550,721
MEDIA — 2.64%
CBS Corp. Class B NVS	49,711	2,863,851
Comcast Corp. Class A	828,910	35,253,542
John Wiley & Sons Inc. Class A	10,279	651,689
Meredith Corp.	12,895	852,875
Nexstar Media Group Inc. Class A	8,406	631,291
Omnicom Group Inc.	74,048	5,675,779
Scripps Networks Interactive Inc. Class A	15,432	1,357,862
Sinclair Broadcast Group Inc. Class A	17,457	647,655
Twenty-First Century Fox Inc. Class A	124,256	4,585,046
Twenty-First Century Fox Inc. Class B	52,831	1,927,803
Walt Disney Co. (The)	243,450	26,455,711

		80,903,104
METALS & MINING — 0.36%
Kaiser Aluminum Corp.	3,650	402,376
Nucor Corp.	90,179	6,038,386

Security	Shares	Value
Reliance Steel & Aluminum Co.	17,777	$1,557,087
Royal Gold Inc.	8,438	750,982
Steel Dynamics Inc.	40,908	1,857,223
Worthington Industries Inc.	9,956	465,543

		11,071,597
MULTI-UTILITIES — 1.66%
Avista Corp.	19,680	991,085
Black Hills Corp.	19,113	1,061,727
CMS Energy Corp.	82,441	3,689,235
Consolidated Edison Inc.	105,275	8,459,899
DTE Energy Co.	56,212	5,938,236
MDU Resources Group Inc.	59,396	1,572,806
NiSource Inc.	95,558	2,358,371
NorthWestern Corp.	17,775	965,894
Public Service Enterprise Group Inc.	179,453	9,308,227
Sempra Energy	77,243	8,266,546
Vectren Corp.	23,837	1,445,237
WEC Energy Group Inc.	104,314	6,707,390

		50,764,653
OIL, GAS & CONSUMABLE FUELS — 1.37%
Andeavor	34,339	3,714,106
Marathon Petroleum Corp.	133,978	9,280,656
Phillips 66	134,399	13,762,458
Valero Energy Corp.	157,122	15,078,998

		41,836,218
PAPER & FOREST PRODUCTS — 0.05%
Domtar Corp.	23,645	1,214,407
Neenah Inc.	3,044	275,482

		1,489,889
PERSONAL PRODUCTS — 0.16%
Estee Lauder Companies Inc. (The) Class A	29,750	4,015,060
Nu Skin Enterprises Inc. Class A	11,747	843,904

		4,858,964
PHARMACEUTICALS — 8.59%
Bristol-Myers Squibb Co.	456,326	28,566,008
Johnson & Johnson	603,285	83,367,954
Merck & Co. Inc.	1,030,963	61,084,558
Perrigo Co. PLC	11,206	1,015,488
Pfizer Inc.	2,338,013	86,600,001
Zoetis Inc.	31,611	2,425,512

		263,059,521

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
PROFESSIONAL SERVICES — 0.21%
Dun & Bradstreet Corp. (The)	6,744	$834,435
Equifax Inc.	17,807	2,224,628
Exponent Inc.	3,226	239,208
Insperity Inc.	4,339	265,764
ManpowerGroup Inc.	10,694	1,405,085
Robert Half International Inc.	24,847	1,438,144

		6,407,264
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Jones Lang LaSalle Inc.	2,365	369,768

		369,768
ROAD & RAIL — 1.16%
CSX Corp.	140,274	7,963,355
JB Hunt Transport Services Inc.	7,874	951,415
Kansas City Southern	14,698	1,662,785
Ryder System Inc.	13,267	1,154,627
Union Pacific Corp.	178,324	23,806,254

		35,538,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.82%
Analog Devices Inc.	84,767	7,788,392
Broadcom Ltd.	68,551	17,002,704
KLA-Tencor Corp.	39,322	4,317,556
Maxim Integrated Products Inc.	85,564	5,219,404
Microchip Technology Inc.	42,926	4,087,414
MKS Instruments Inc.	4,659	476,616
NVIDIA Corp.	20,929	5,144,348
Power Integrations Inc.	2,349	175,470
QUALCOMM Inc.	563,639	38,468,362
Texas Instruments Inc.	274,518	30,106,389
Xilinx Inc.	55,734	4,069,697

		116,856,352
SOFTWARE — 4.36%
Activision Blizzard Inc.	40,830	3,026,728
Intuit Inc.	26,419	4,435,750
Microsoft Corp.	1,043,404	99,133,814
Oracle Corp.	521,091	26,883,085

		133,479,377
SPECIALTY RETAIL — 3.12%
Best Buy Co. Inc.	61,677	4,506,122
Foot Locker Inc.	39,204	1,926,877
Group 1 Automotive Inc.	2,773	217,542

Security	Shares	Value
Home Depot Inc. (The)	250,555	$50,336,499
Lithia Motors Inc. Class A	2,290	286,158
Lowe’s Companies Inc.	180,615	18,915,809
Monro Inc.	4,897	276,680
Penske Automotive Group Inc.	11,049	576,647
Ross Stores Inc.	34,828	2,869,479
Signet Jewelers Ltd.	16,192	856,557
Tiffany & Co.	23,476	2,503,715
TJX Companies Inc. (The)	115,331	9,263,386
Tractor Supply Co.	22,103	1,685,354
Williams-Sonoma Inc.	24,864	1,273,783

		95,494,608
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.88%
Apple Inc.	511,015	85,559,241
NetApp Inc.	41,238	2,536,137

		88,095,378
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Carter’s Inc.	6,941	835,002
Columbia Sportswear Co.	3,489	260,524
Hanesbrands Inc.	116,498	2,530,336
NIKE Inc. Class B	172,644	11,777,774
VF Corp.	83,645	6,786,955

		22,190,591
THRIFTS & MORTGAGE FINANCE — 0.04%
Provident Financial Services Inc.	18,958	498,785
Washington Federal Inc.	16,763	601,792

		1,100,577
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Air Lease Corp.	7,179	349,043
Applied Industrial Technologies Inc.	7,822	576,873
Fastenal Co.	75,219	4,134,036
GATX Corp.	11,523	819,746
MSC Industrial Direct Co. Inc. Class A	10,413	977,573
WW Grainger Inc.	13,079	3,526,883

		10,384,154
WATER UTILITIES — 0.17%
American States Water Co.	7,214	398,357
American Water Works Co. Inc.	35,297	2,935,652
Aqua America Inc.	42,263	1,530,343
California Water Service Group	8,600	350,020

		5,214,372

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.00%
Shenandoah Telecommunications Co.	3,671	$124,814

		124,814

TOTAL COMMON STOCKS
(Cost: $2,614,744,396)		3,057,018,686

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	2,839,193	2,839,193

TOTAL SHORT-TERM INVESTMENTS		2,839,193

(Cost: $2,839,193)		2,839,193

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $2,617,583,589)		3,059,857,879
Other Assets, Less Liabilities — 0.09%		2,869,678

NET ASSETS — 100.00%		$3,062,727,557

NVS  —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,399,548	—	(1,560,355)[a]	2,839,193	$2,839,193	$33,580	$—	$—
BlackRock Inc.	16,407	17,015	(7,112)	26,310	14,780,958	171,223	730,244	3,422,141
PNC Financial Services Group Inc. (The)	47,338	80,702	(19,414)	108,626	17,165,080	194,687	575,111	2,900,468

					$34,785,231	$399,490	$1,305,355	$6,322,609

[a]	Net of purchases and sales.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	35	Mar 2018	$4,945	$133,778

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,057,018,686	$—	$—	$3,057,018,686
Money market funds	2,839,193	—	—	2,839,193

Total	$3,059,857,879	$—	$—	$3,059,857,879

Derivative financial instruments[a]
Assets
Futures contracts	$133,778	$—	$—	$133,778

Total	$133,778	$—	$—	$133,778

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

11

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.85%

AIR FREIGHT & LOGISTICS — 1.61%
United Parcel Service Inc. Class B	859,786	$109,467,954

		109,467,954
BANKS — 5.86%
BB&T Corp.	940,914	51,929,044
Wells Fargo & Co.	5,260,187	346,015,101

		397,944,145
BEVERAGES — 6.86%
Coca-Cola Co. (The)	5,445,059	259,130,358
PepsiCo Inc.	1,716,581	206,504,694

		465,635,052
CAPITAL MARKETS — 0.86%
Cohen & Steers Inc.	26,121	1,064,953
Federated Investors Inc. Class B NVS	125,721	4,360,005
Invesco Ltd.	572,139	20,671,382
Legg Mason Inc.	109,271	4,657,130
T Rowe Price Group Inc.	243,770	27,212,045
Waddell & Reed Financial Inc. Class A	8,963	206,149

		58,171,664
COMMERCIAL SERVICES & SUPPLIES — 0.13%
KAR Auction Services Inc.	155,797	8,497,168

		8,497,168
COMMUNICATIONS EQUIPMENT — 4.18%
Cisco Systems Inc.	6,831,322	283,773,116

		283,773,116
DISTRIBUTORS — 0.29%
Genuine Parts Co.	189,716	19,743,744

		19,743,744
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.93%
AT&T Inc.	14,849,856	556,127,107
Verizon Communications Inc.	8,464,642	457,683,193

		1,013,810,300
ELECTRIC UTILITIES — 5.45%
ALLETE Inc.	62,470	4,525,327
Alliant Energy Corp.	294,161	11,692,900
American Electric Power Co. Inc.	709,458	48,796,521
Duke Energy Corp.	1,258,140	98,763,990

Security	Shares	Value
Edison International	461,276	$28,843,588
NextEra Energy Inc.	522,576	82,786,490
Pinnacle West Capital Corp.	155,555	12,436,622
PPL Corp.	1,360,624	43,363,087
Westar Energy Inc.	181,236	9,362,652
Xcel Energy Inc.	641,695	29,286,960

		369,858,137
ELECTRICAL EQUIPMENT — 1.68%
Eaton Corp. PLC	622,458	52,267,798
Emerson Electric Co.	858,021	61,974,857

		114,242,655
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	58,893	1,056,540

		1,056,540
ENERGY EQUIPMENT & SERVICES — 2.17%
Frank’s International NV	159,816	1,105,927
Schlumberger Ltd.	1,989,734	146,404,627

		147,510,554
FOOD PRODUCTS — 0.96%
Kraft Heinz Co. (The)	827,321	64,853,693

		64,853,693
GAS UTILITIES — 0.09%
National Fuel Gas Co.	111,633	6,223,540

		6,223,540
HOTELS, RESTAURANTS & LEISURE — 1.40%
Carnival Corp.	498,290	35,682,547
Cracker Barrel Old Country Store Inc.	32,196	5,681,950
Las Vegas Sands Corp.	688,974	53,409,264

		94,773,761
HOUSEHOLD DURABLES — 0.28%
Garmin Ltd.	166,275	10,465,349
Leggett & Platt Inc.	186,110	8,655,976

		19,121,325
HOUSEHOLD PRODUCTS — 5.22%
Kimberly-Clark Corp.	498,500	58,324,500
Procter & Gamble Co. (The)	3,432,648	296,374,828

		354,699,328

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2018

Security	Shares	Value
INSURANCE — 0.62%
Arthur J Gallagher & Co.	192,757	$13,169,158
Cincinnati Financial Corp.	180,513	13,881,450
Erie Indemnity Co. Class A	21,923	2,603,576
Mercury General Corp.	76,114	3,725,780
Old Republic International Corp.	406,290	8,731,172

		42,111,136
IT SERVICES — 4.02%
International Business Machines Corp.	1,494,023	244,571,565
Paychex Inc.	419,688	28,643,706

		273,215,271
MACHINERY — 0.51%
Cummins Inc.	182,879	34,381,252

		34,381,252
MEDIA — 0.35%
Omnicom Group Inc.	305,645	23,427,689

		23,427,689
MULTI-UTILITIES — 3.10%
CenterPoint Energy Inc.	714,467	20,133,680
CMS Energy Corp.	341,011	15,260,242
Dominion Energy Inc.	1,058,353	80,900,503
DTE Energy Co.	230,964	24,399,037
NorthWestern Corp.	72,266	3,926,935
Public Service Enterprise Group Inc.	739,418	38,353,612
WEC Energy Group Inc.	430,273	27,666,554

		210,640,563
OIL, GAS & CONSUMABLE FUELS — 17.91%
Chevron Corp.	3,056,902	383,182,666
Exxon Mobil Corp.	7,067,400	616,984,020
HollyFrontier Corp.	233,859	11,215,878
Marathon Petroleum Corp.	552,084	38,242,859
Phillips 66	550,044	56,324,505
Valero Energy Corp.	643,347	61,742,011
Williams Companies Inc. (The)	1,543,082	48,437,344

		1,216,129,283
PHARMACEUTICALS — 8.90%
Merck & Co. Inc.	4,216,464	249,825,492
Pfizer Inc.	9,561,061	354,141,699

		603,967,191

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.03%
Intel Corp.	5,232,244	$251,880,226
Maxim Integrated Products Inc.	353,501	21,563,561

		273,443,787
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
VF Corp.	345,201	28,009,609

		28,009,609
THRIFTS & MORTGAGE FINANCE — 0.06%
Provident Financial Services Inc.	80,273	2,111,983
TFS Financial Corp.	120,476	1,761,359

		3,873,342
TOBACCO — 7.59%
Altria Group Inc.	3,133,168	220,387,037
Philip Morris International Inc.	2,753,145	295,219,739

		515,606,776
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Fastenal Co.	309,370	17,002,975
Watsco Inc.	41,400	7,443,306

		24,446,281

TOTAL COMMON STOCKS
(Cost: $6,065,795,019)		6,778,634,856

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	8,532,842	8,532,842

TOTAL SHORT-TERM INVESTMENTS		8,532,842

(Cost: $8,532,842)		8,532,842

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $6,074,327,861)		6,787,167,698
Other Assets, Less Liabilities — 0.02%		1,646,738

NET ASSETS — 100.00%		$6,788,814,436

NVS  —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold		Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	[a]	—	$—	$12,689	[b]	$(25)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,411,346	—	(1,878,504)[a]		8,532,842	8,532,842	98,067		—	—

						$8,532,842	$110,756		$(25)	$—

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	64	Mar 2018	$9,043	$516,364

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$6,778,634,856	$—	$—	$6,778,634,856
Money market funds	8,532,842	—	—	8,532,842

Total	$6,787,167,698	$—	$—	$6,787,167,698

Derivative financial instruments[a]
Assets
Futures contracts	$516,364	$—	$—	$516,364

Total	$516,364	$—	$—	$516,364

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. REIT ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.67%

DIVERSIFIED REITS — 7.15%
American Assets Trust Inc.	21,280	$750,333
Armada Hoffler Properties Inc.	24,928	358,714
Colony NorthStar Inc. Class Aa	274,729	2,467,066
Empire State Realty Trust Inc. Class A	67,057	1,310,964
Forest City Realty Trust Inc. Class A	125,023	2,934,290
Gladstone Commercial Corp.	15,374	292,106
Global Net Lease Inc.	35,460	650,336
Gramercy Property Trust	82,134	2,073,062
Investors Real Estate Trust	66,018	374,322
Lexington Realty Trust	122,650	1,106,303
Liberty Property Trust	75,715	3,135,358
One Liberty Properties Inc.	8,478	207,202
PS Business Parks Inc.	10,299	1,257,611
Select Income REIT	33,421	747,294
Spirit Realty Capital Inc.[a]	235,957	1,927,769
STORE Capital Corp.[a]	88,650	2,172,812
VEREIT Inc.	502,562	3,618,446
Washington REIT	40,871	1,171,363
WP Carey Inc.	54,280	3,517,887

		30,073,238
HEALTH CARE REITS — 10.87%
CareTrust REIT Inc.	40,002	635,632
Community Healthcare Trust Inc.[a]	9,851	262,431
Global Medical REIT Inc.	12,432	99,705
HCP Inc.	240,944	5,801,931
Healthcare Realty Trust Inc.	63,529	1,897,611
Healthcare Trust of America Inc. Class A	104,377	2,881,849
LTC Properties Inc.	20,681	847,507
MedEquities Realty Trust Inc.	17,328	189,222
Medical Properties Trust Inc.	186,627	2,441,081
National Health Investors Inc.	20,751	1,463,568
New Senior Investment Group Inc.	35,092	268,805
Omega Healthcare Investors Inc.[a]	100,237	2,710,408
Physicians Realty Trust	93,580	1,525,354
Quality Care Properties Inc.[b]	50,077	676,039

Security	Shares	Value
Sabra Health Care REIT Inc.	91,329	$1,653,055
Senior Housing Properties Trust	25,827	447,582
Universal Health Realty Income Trust	6,876	457,598
Ventas Inc.	181,772	10,173,779
Welltower Inc.	187,865	11,266,264

		45,699,421
HOTEL & RESORT REITS — 6.41%
Apple Hospitality REIT Inc.	109,233	2,128,951
Ashford Hospitality Prime Inc.	16,817	151,689
Ashford Hospitality Trust Inc.	33,260	214,194
Chatham Lodging Trust	23,697	530,813
Chesapeake Lodging Trust	31,156	852,740
DiamondRock Hospitality Co.	104,588	1,229,955
Hersha Hospitality Trust	21,622	401,088
Hospitality Properties Trust	15,909	451,975
Host Hotels & Resorts Inc.	374,320	7,770,883
LaSalle Hotel Properties	59,149	1,806,411
Park Hotels & Resorts Inc.[a]	74,832	2,163,393
Pebblebrook Hotel Trust[a]	35,888	1,399,632
RLJ Lodging Trust	87,814	2,030,260
Ryman Hospitality Properties Inc.	22,989	1,759,808
Summit Hotel Properties Inc.[a]	54,843	849,518
Sunstone Hotel Investors Inc.	116,959	1,970,759
Xenia Hotels & Resorts Inc.	56,155	1,246,641

		26,958,710
INDUSTRIAL REITS — 7.78%
DCT Industrial Trust Inc.	48,083	2,846,033
Duke Realty Corp.	182,668	4,824,262
EastGroup Properties Inc.	17,478	1,517,265
First Industrial Realty Trust Inc.	61,602	1,901,038
Monmouth Real Estate Investment Corp.	37,538	641,525
Prologis Inc.	269,981	17,578,463
Rexford Industrial Realty Inc.	40,041	1,188,817
STAG Industrial Inc.	49,023	1,241,262
Terreno Realty Corp.	27,800	989,680

		32,728,345
OFFICE REITS — 13.11%
Alexandria Real Estate Equities Inc.	48,533	6,294,730
Boston Properties Inc.	78,943	9,766,038
Brandywine Realty Trust	90,116	1,616,681

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

January 31, 2018

Security	Shares	Value
City Office REIT Inc.	16,838	$196,668
Columbia Property Trust Inc.	62,319	1,364,163
Corporate Office Properties Trust	52,039	1,420,665
Cousins Properties Inc.	216,471	1,948,239
Douglas Emmett Inc.	81,450	3,149,671
Easterly Government Properties Inc.[a]	22,496	468,592
Equity Commonwealth[b]	62,809	1,878,617
Franklin Street Properties Corp.	56,129	569,148
Government Properties Income Trust[a]	7,189	123,363
Highwoods Properties Inc.	52,408	2,509,295
Hudson Pacific Properties Inc.	80,465	2,572,466
JBG SMITH Properties	44,968	1,517,670
Kilroy Realty Corp.	49,602	3,537,615
Mack-Cali Realty Corp.	47,434	952,000
NorthStar Realty Europe Corp.	29,760	355,037
Paramount Group Inc.	106,596	1,602,138
Piedmont Office Realty Trust Inc. Class A	75,886	1,481,295
SL Green Realty Corp.	49,563	4,982,073
Tier REIT Inc.	25,831	501,380
Vornado Realty Trust[a]	88,219	6,323,538

		55,131,082
RESIDENTIAL REITS — 16.13%
Altisource Residential Corp.[a]	28,003	308,313
American Campus Communities Inc.	70,109	2,696,392
American Homes 4 Rent Class A	124,612	2,590,683
Apartment Investment & Management Co. Class Aa	80,294	3,359,501
AvalonBay Communities Inc.	70,562	12,023,765
Bluerock Residential Growth REIT Inc.[a]	14,320	120,002
Camden Property Trust	46,723	4,044,343
Clipper Realty Inc.	10,633	100,482
Education Realty Trust Inc.[a]	39,311	1,298,442
Equity LifeStyle Properties Inc.	41,818	3,609,730
Equity Residential	182,686	11,255,284
Essex Property Trust Inc.	33,498	7,804,364
Independence Realty Trust Inc.[a]	44,928	412,888
Invitation Homes Inc.[a]	150,680	3,388,793
Mid-America Apartment Communities Inc.	58,172	5,547,864

Security	Shares	Value
NexPoint Residential Trust Inc.	9,888	$262,131
Preferred Apartment Communities Inc. Class A	19,751	329,249
Sun Communities Inc.	39,079	3,471,778
UDR Inc.[a]	136,266	4,977,797
UMH Properties Inc.	17,670	236,425

		67,838,226
RETAIL REITS — 19.14%
Acadia Realty Trust[a]	43,312	1,063,743
Agree Realty Corp.	14,835	714,157
Alexander’s Inc.	1,202	436,759
Brixmor Property Group Inc.	157,298	2,552,946
CBL & Associates Properties Inc.	89,533	497,803
Cedar Realty Trust Inc.	48,838	249,562
DDR Corp.	162,537	1,319,800
Federal Realty Investment Trust[a]	36,977	4,466,822
Getty Realty Corp.[a]	16,824	441,462
GGP Inc.	315,990	7,277,250
Kimco Realty Corp.	212,451	3,380,095
Kite Realty Group Trust	43,671	736,293
Macerich Co. (The)[a]	70,301	4,539,336
National Retail Properties Inc.	77,992	3,094,722
Pennsylvania REIT[a]	37,666	420,353
Ramco-Gershenson Properties Trust[a]	42,312	559,365
Realty Income Corp.	144,538	7,687,976
Regency Centers Corp.	76,534	4,814,754
Retail Opportunity Investments Corp.	56,651	1,040,679
Retail Properties of America Inc. Class A	118,024	1,422,189
Saul Centers Inc.[a]	6,180	338,231
Simon Property Group Inc.	159,193	26,007,360
Tanger Factory Outlet Centers Inc.[a]	48,510	1,221,482
Taubman Centers Inc.[a]	30,761	1,896,416
Urban Edge Properties	53,463	1,249,965
Urstadt Biddle Properties Inc. Class A	16,426	318,993
Washington Prime Group Inc.[a]	96,981	638,135
Weingarten Realty Investors	62,483	1,846,373
Whitestone REIT[a]	21,196	278,515

		80,511,536

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

January 31, 2018

Security	Shares	Value
SPECIALIZED REITS — 19.08%
CoreCivic Inc.	61,791	$1,434,169
CoreSite Realty Corp.	17,655	1,912,390
CubeSmart	92,746	2,553,297
CyrusOne Inc.	46,481	2,681,489
Digital Realty Trust Inc.	104,631	11,713,440
EPR Properties[a]	32,608	1,925,829
Equinix Inc.	39,799	18,116,107
Extra Space Storage Inc.[a]	62,504	5,217,834
Farmland Partners Inc.	19,831	161,623
Four Corners Property Trust Inc.	32,714	772,050
Gaming and Leisure Properties Inc.	103,206	3,760,827
GEO Group Inc. (The)	63,537	1,432,759
Gladstone Land Corp.[a]	7,040	89,619
Iron Mountain Inc.[a]	142,108	4,978,043
Lamar Advertising Co. Class Aa	42,664	3,071,808
Life Storage Inc.	23,844	1,981,436
National Storage Affiliates Trust	23,718	601,726
Outfront Media Inc.	72,253	1,618,467
Public Storage	75,792	14,837,042
QTS Realty Trust Inc. Class Aa	25,476	1,268,705
Safety Income and Growth Inc.[a]	7,054	124,221

		80,252,881

TOTAL COMMON STOCKS
(Cost: $424,910,867)		419,193,439

SHORT-TERM INVESTMENTS — 7.18%

MONEY MARKET FUNDS — 7.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	29,153,473	29,159,303
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,016,828	1,016,828

		30,176,131

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,174,034)		30,176,131

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 106.85%
(Cost: $455,084,901)	$449,369,570
Other Assets, Less Liabilities — (6.85)%	(28,804,635)

NET ASSETS — 100.00%	$420,564,935

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,053,353	20,100,120	[a]	—	29,153,473	$29,159,303	$28,161	[b]	$(1,097)	$1,410
BlackRock Cash Funds: Treasury, SL Agency Shares	158,729	858,099	[a]	—	1,016,828	1,016,828	2,883		—	—

						$30,176,131	$31,044		$(1,097)	$1,410

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
DJ U.S. Real Estate	41	Mar 2018	$1,279	$(3,968)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$419,193,439	$—	$—	$419,193,439
Money market funds	30,176,131	—	—	30,176,131

Total	$449,369,570	$—	$—	$449,369,570

Derivative financial instruments[a]
Liabilities
Futures contracts	$(3,968)	$—	$—	$(3,968)

Total	$(3,968)	$—	$—	$(3,968)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

18

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.68%
Arconic Inc.	18,339	$551,270
Boeing Co. (The)	24,351	8,629,264
BWX Technologies Inc.	4,236	268,732
Curtiss-Wright Corp.	1,880	245,641
Esterline Technologies Corp.[a]	1,144	84,141
General Dynamics Corp.	12,104	2,692,898
Harris Corp.	5,206	829,732
HEICO Corp.[b]	1,375	110,440
HEICO Corp. Class A	2,521	166,008
Hexcel Corp.	3,820	261,097
Huntington Ingalls Industries Inc.	1,969	467,716
KLX Inc.[a]	2,269	160,328
L3 Technologies Inc.	3,393	720,877
Lockheed Martin Corp.	10,833	3,844,090
Moog Inc. Class Aa	1,410	126,985
Northrop Grumman Corp.	7,560	2,574,407
Orbital ATK Inc.	2,476	326,584
Raytheon Co.	12,553	2,622,824
Rockwell Collins Inc.	7,115	985,356
Spirit AeroSystems Holdings Inc. Class A	4,988	510,572
Teledyne Technologies Inc.[a]	1,531	292,298
Textron Inc.	11,501	674,764
TransDigm Group Inc.	2,099	665,194
United Technologies Corp.	32,338	4,462,967

		32,274,185
AIR FREIGHT & LOGISTICS — 0.67%
CH Robinson Worldwide Inc.	6,004	549,126
Expeditors International of Washington Inc.	7,685	499,141
FedEx Corp.	10,713	2,811,948
United Parcel Service Inc. Class B	29,927	3,810,305
XPO Logistics Inc.[a,b]	4,395	415,064

		8,085,584
AIRLINES — 0.47%
Alaska Air Group Inc.	5,396	354,679
Allegiant Travel Co.	566	90,135
American Airlines Group Inc.	18,579	1,009,211
Delta Air Lines Inc.	28,622	1,624,871
JetBlue Airways Corp.[a]	13,989	291,811

Security	Shares	Value
Southwest Airlines Co.	23,707	$1,441,386
Spirit Airlines Inc.[a,b]	3,031	127,666
United Continental Holdings Inc.[a]	10,986	745,070

		5,684,829
AUTO COMPONENTS — 0.37%
Adient PLC	4,028	261,014
Aptiv PLC	11,590	1,099,659
Autoliv Inc.	3,776	574,745
BorgWarner Inc.	8,612	484,511
Cooper Tire & Rubber Co.	2,362	92,354
Dana Inc.	6,449	212,753
Delphi Technologies PLC[a]	3,863	213,353
Gentex Corp.	12,457	294,982
Goodyear Tire & Rubber Co. (The)	10,875	378,668
Lear Corp.	2,921	564,162
Tenneco Inc.	2,319	134,525
Visteon Corp.[a]	1,396	181,592

		4,492,318
AUTOMOBILES — 0.57%
Ford Motor Co.	169,913	1,863,946
General Motors Co.	55,492	2,353,416
Harley-Davidson Inc.	7,413	359,234
Tesla Inc.[a,b]	5,758	2,040,117
Thor Industries Inc.	2,152	294,092

		6,910,805
BANKS — 6.64%
Associated Banc-Corp.	6,619	163,820
BancorpSouth Bank	3,757	126,047
Bank of America Corp.	421,930	13,501,760
Bank of Hawaii Corp.	1,840	153,953
Bank of the Ozarks Inc.	5,219	260,689
BankUnited Inc.	4,666	191,493
BB&T Corp.	34,410	1,899,088
BOK Financial Corp.	1,080	104,425
Cathay General Bancorp.	3,263	142,724
Chemical Financial Corp.	3,091	180,545
CIT Group Inc.	5,656	286,703
Citigroup Inc.	115,003	9,025,435
Citizens Financial Group Inc.	21,464	985,198
Comerica Inc.	7,609	724,529
Commerce Bancshares Inc./MO	4,069	238,077
Cullen/Frost Bankers Inc.	2,555	271,878

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
East West Bancorp. Inc.	6,271	$413,322
F.N.B. Corp.	13,812	198,202
Fifth Third Bancorp.	30,782	1,018,884
First Citizens BancShares Inc./NC Class A	379	161,230
First Financial Bankshares Inc.	2,774	128,852
First Horizon National Corp.	14,107	280,165
First Republic Bank/CA	6,882	616,283
Fulton Financial Corp.	7,609	138,484
Glacier Bancorp. Inc.	3,515	137,858
Hancock Holding Co.	3,788	203,416
Home BancShares Inc./AR	6,847	164,396
Huntington Bancshares Inc./OH	46,661	754,975
IBERIABANK Corp.	2,335	197,308
International Bancshares Corp.	2,269	94,164
Investors Bancorp. Inc.	11,119	152,219
JPMorgan Chase & Co.	150,919	17,456,801
KeyCorp	46,533	995,806
M&T Bank Corp.	6,530	1,245,793
MB Financial Inc.	3,644	155,890
PacWest Bancorp.	5,620	294,657
People’s United Financial Inc.	14,830	291,706
Pinnacle Financial Partners Inc.	3,203	202,750
PNC Financial Services Group Inc. (The)[c]	20,663	3,265,167
Popular Inc.	4,371	177,637
Prosperity Bancshares Inc.	2,992	226,794
Regions Financial Corp.	50,606	973,153
Signature Bank/New York NYa	2,312	356,048
Sterling Bancorp./DE	9,730	240,818
SunTrust Banks Inc.	20,672	1,461,510
SVB Financial Group[a]	2,273	560,408
Synovus Financial Corp.	5,284	266,261
TCF Financial Corp.	7,288	156,328
Texas Capital Bancshares Inc.[a]	2,103	199,364
Trustmark Corp.	3,083	98,009
U.S. Bancorp.	68,671	3,923,861
UMB Financial Corp.	1,906	145,199
Umpqua Holdings Corp.	9,814	212,473
United Bankshares Inc./WV	4,526	166,557
Valley National Bancorp.	11,640	146,315
Webster Financial Corp.	4,091	231,632
Wells Fargo & Co.	192,766	12,680,148
Western Alliance Bancorp.[a]	4,292	251,769

Security	Shares	Value
Wintrust Financial Corp.	2,411	$207,105
Zions BanCorp.	8,578	463,469

		79,969,550
BEVERAGES — 1.71%
Brown-Forman Corp. Class A	2,735	188,715
Brown-Forman Corp. Class B	8,505	589,396
Coca-Cola Co. (The)	166,789	7,937,489
Constellation Brands Inc. Class A	7,472	1,639,880
Dr Pepper Snapple Group Inc.	7,895	942,268
Molson Coors Brewing Co. Class B	8,000	672,160
Monster Beverage Corp.[a]	17,842	1,217,360
PepsiCo Inc.	61,858	7,441,517

		20,628,785
BIOTECHNOLOGY — 2.96%
AbbVie Inc.	69,344	7,781,784
ACADIA Pharmaceuticals Inc.[a,b]	4,189	125,293
Agios Pharmaceuticals Inc.[a,b]	1,783	140,429
Alexion Pharmaceuticals Inc.[a]	9,699	1,157,285
Alkermes PLC[a]	6,596	377,093
Alnylam Pharmaceuticals Inc.[a]	3,547	461,039
Amgen Inc.	31,588	5,876,947
Biogen Inc.[a]	9,182	3,193,591
BioMarin Pharmaceutical Inc.[a]	7,599	685,658
Bioverativ Inc.[a]	4,665	480,775
Bluebird Bio Inc.[a]	2,133	437,052
Celgene Corp.[a]	34,302	3,469,990
Clovis Oncology Inc.[a,b]	2,118	128,139
Dyax Corp.[a,d]	7,366	16,868
Exact Sciences Corp.[a]	5,175	257,249
Exelixis Inc.[a]	12,128	367,600
Gilead Sciences Inc.	56,875	4,766,125
Incyte Corp.[a]	7,642	689,996
Intercept Pharmaceuticals Inc.[a,b]	814	50,549
Intrexon Corp.[a,b]	2,650	34,450
Ionis Pharmaceuticals Inc.[a,b]	5,348	280,877
Juno Therapeutics Inc.[a]	3,758	322,474
Ligand Pharmaceuticals Inc.[a]	957	150,842
Myriad Genetics Inc.[a]	3,056	112,705
Neurocrine Biosciences Inc.[a,b]	3,862	330,085
OPKO Health Inc.[a,b]	15,885	70,847
Portola Pharmaceuticals Inc.[a]	2,745	140,846
Radius Health Inc.[a]	1,640	61,762

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[a]	3,352	$1,229,011
Seattle Genetics Inc.[a,b]	4,235	221,491
TESARO Inc.[a]	1,645	110,972
Ultragenyx Pharmaceutical Inc.[a]	1,625	86,694
United Therapeutics Corp.[a]	1,846	238,134
Vertex Pharmaceuticals Inc.[a]	10,996	1,834,903

		35,689,555
BUILDING PRODUCTS — 0.38%
Allegion PLC	4,201	361,748
AO Smith Corp.	6,371	425,455
Armstrong World Industries Inc.[a]	2,385	149,540
Fortune Brands Home & Security Inc.	6,696	474,947
Johnson Controls International PLC	40,188	1,572,556
Lennox International Inc.	1,641	357,590
Masco Corp.	13,807	616,621
Owens Corning	4,814	447,558
USG Corp.[a]	4,001	154,679

		4,560,694
CAPITAL MARKETS — 3.03%
Affiliated Managers Group Inc.	2,398	478,713
Ameriprise Financial Inc.	6,424	1,083,729
Bank of New York Mellon Corp. (The)	44,464	2,521,109
BGC Partners Inc. Class A	10,271	146,978
BlackRock Inc.[c]	5,362	3,012,372
Cboe Global Markets Inc.	4,897	658,108
Charles Schwab Corp. (The)	51,812	2,763,652
CME Group Inc.	14,770	2,266,900
E*TRADE Financial Corp.[a]	11,676	615,325
Eaton Vance Corp. NVS	5,180	299,404
Evercore Inc. Class A	1,705	171,438
FactSet Research Systems Inc.	1,678	336,758
Federated Investors Inc. Class B NVS	3,986	138,234
Financial Engines Inc.	2,650	75,392
Franklin Resources Inc.	14,291	606,081
Goldman Sachs Group Inc. (The)	15,281	4,093,627
Intercontinental Exchange Inc.	25,399	1,875,462
Invesco Ltd.	17,605	636,069
Janus Henderson Group PLC	7,806	307,400
Lazard Ltd. Class A	5,629	329,690

Security	Shares	Value
Legg Mason Inc.	3,596	$153,261
LPL Financial Holdings Inc.	3,908	233,151
MarketAxess Holdings Inc.	1,633	320,411
Moody’s Corp.	7,268	1,175,890
Morgan Stanley	60,452	3,418,561
MSCI Inc.	3,900	542,997
Nasdaq Inc.	5,119	414,178
Northern Trust Corp.	9,300	980,127
Raymond James Financial Inc.	5,563	536,218
S&P Global Inc.	11,074	2,005,501
SEI Investments Co.	5,703	428,580
State Street Corp.	16,104	1,774,178
Stifel Financial Corp.	2,905	196,146
T Rowe Price Group Inc.	10,574	1,180,376
TD Ameritrade Holding Corp.	11,872	662,339
Waddell & Reed Financial Inc. Class A	3,683	84,709

		36,523,064
CHEMICALS — 2.27%
Air Products & Chemicals Inc.	9,514	1,601,872
Albemarle Corp.	4,785	533,958
Ashland Global Holdings Inc.	2,718	197,300
Axalta Coating Systems Ltd.[a]	9,487	298,841
Cabot Corp.	2,753	186,213
Celanese Corp. Series A	5,867	634,575
CF Industries Holdings Inc.	10,118	429,408
Chemours Co. (The)	8,158	421,116
DowDuPont Inc.	101,780	7,692,532
Eastman Chemical Co.	6,227	617,594
Ecolab Inc.	11,289	1,554,270
FMC Corp.	5,795	529,257
GCP Applied Technologies Inc.[a]	3,212	107,281
HB Fuller Co.	2,218	115,003
Huntsman Corp.	9,173	317,111
Ingevity Corp.[a]	1,803	130,808
International Flavors & Fragrances Inc.	3,424	514,627
LyondellBasell Industries NV Class A	14,098	1,689,504
Minerals Technologies Inc.	1,564	117,535
Monsanto Co.	19,078	2,323,700
Mosaic Co. (The)	15,177	414,332
NewMarket Corp.	396	157,446

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Olin Corp.	7,233	$269,646
Platform Specialty Products Corp.[a,b]	9,475	110,952
PolyOne Corp.	3,459	150,328
PPG Industries Inc.	11,031	1,309,711
Praxair Inc.	12,453	2,011,035
RPM International Inc.	5,736	299,419
Scotts Miracle-Gro Co. (The) Class A	1,779	160,590
Sensient Technologies Corp.	1,953	140,323
Sherwin-Williams Co. (The)	3,577	1,492,002
Trinseo SA	1,902	156,820
Valvoline Inc.	8,805	217,043
Westlake Chemical Corp.	1,625	182,975
WR Grace & Co.	2,943	217,252

		27,302,379
COMMERCIAL SERVICES & SUPPLIES — 0.44%
Brink’s Co. (The)	2,192	182,813
Cintas Corp.	3,775	635,899
Clean Harbors Inc.[a]	2,311	127,891
Copart Inc.[a]	8,704	383,585
Covanta Holding Corp.	5,397	88,241
Deluxe Corp.	2,074	154,036
Healthcare Services Group Inc.	3,256	179,666
Herman Miller Inc.	2,486	100,683
HNI Corp.	1,903	74,008
KAR Auction Services Inc.	5,899	321,731
MSA Safety Inc.	1,543	120,832
Pitney Bowes Inc.	8,333	117,579
Republic Services Inc.	9,969	685,867
Rollins Inc.	4,217	208,067
Stericycle Inc.[a]	3,682	277,475
Tetra Tech Inc.	2,424	120,473
Waste Management Inc.	17,348	1,534,084

		5,312,930
COMMUNICATIONS EQUIPMENT — 1.10%
Arista Networks Inc.[a,b]	2,015	555,777
ARRIS International PLC[a]	7,663	193,874
Ciena Corp.[a]	6,239	132,766
Cisco Systems Inc.	215,027	8,932,222
CommScope Holding Co. Inc.[a]	8,267	319,354
EchoStar Corp. Class Aa	2,046	124,929

Security	Shares	Value
F5 Networks Inc.[a]	2,703	$390,692
Finisar Corp.[a]	4,873	87,519
InterDigital Inc./PA	1,526	119,104
Juniper Networks Inc.	16,210	423,891
Lumentum Holdings Inc.[a,b]	2,668	123,528
Motorola Solutions Inc.	7,097	705,868
NetScout Systems Inc.[a]	3,661	104,339
Palo Alto Networks Inc.[a]	4,029	636,058
Plantronics Inc.	1,512	89,193
ViaSat Inc.[a,b]	2,354	178,009
Viavi Solutions Inc.[a]	9,753	83,681

		13,200,804
CONSTRUCTION & ENGINEERING — 0.18%
AECOM[a]	6,948	271,736
Chicago Bridge & Iron Co. NVb	4,400	91,828
Dycom Industries Inc.[a]	1,308	152,657
EMCOR Group Inc.	2,580	209,702
Fluor Corp.	6,045	366,932
Jacobs Engineering Group Inc.	5,286	367,166
KBR Inc.	6,101	124,094
MasTec Inc.[a,b]	2,912	155,501
Quanta Services Inc.[a]	6,864	264,195
Valmont Industries Inc.	1,012	165,563

		2,169,374
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	2,144	240,235
Martin Marietta Materials Inc.	2,717	619,938
Summit Materials Inc. Class Aa	4,737	151,347
Vulcan Materials Co.	5,720	774,488

		1,786,008
CONSUMER FINANCE — 0.76%
Ally Financial Inc.	19,444	578,848
American Express Co.	31,286	3,109,829
Capital One Financial Corp.	21,029	2,186,175
Credit Acceptance Corp.[a,b]	555	182,989
Discover Financial Services	15,853	1,265,069
LendingClub Corp.[a,b]	16,596	60,741
Navient Corp.	11,609	165,428
PRA Group Inc.[a]	2,064	73,788
SLM Corp.[a]	18,765	214,672
Synchrony Financial	32,094	1,273,490

		9,111,029

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
CONTAINERS & PACKAGING — 0.47%
AptarGroup Inc.	2,759	$241,192
Avery Dennison Corp.	3,796	465,693
Ball Corp.	15,279	584,880
Bemis Co. Inc.	3,987	186,352
Berry Global Group Inc.[a]	5,681	336,258
Crown Holdings Inc.[a]	5,820	337,851
Graphic Packaging Holding Co.	13,770	222,386
International Paper Co.	18,049	1,134,560
Owens-Illinois Inc.[a]	7,249	168,322
Packaging Corp. of America	4,066	510,812
Sealed Air Corp.	7,870	372,644
Silgan Holdings Inc.	3,220	96,246
Sonoco Products Co.	4,342	235,814
WestRock Co.	11,022	734,396

		5,627,406
DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,397	665,736
LKQ Corp.[a]	13,494	567,153
Pool Corp.	1,774	239,915

		1,472,804
DIVERSIFIED CONSUMER SERVICES — 0.14%
Adtalem Global Education Inc.[a]	2,695	123,970
Bright Horizons Family Solutions Inc.[a]	2,300	225,860
Graham Holdings Co. Class B	207	123,051
Grand Canyon Education Inc.[a]	2,061	191,652
H&R Block Inc.	8,972	238,117
Service Corp. International/U.S.	8,142	325,436
ServiceMaster Global Holdings Inc.[a]	5,943	313,315
Sotheby’sa	1,622	85,577

		1,626,978
DIVERSIFIED FINANCIAL SERVICES — 1.55%
Berkshire Hathaway Inc. Class Ba	83,704	17,944,464
Leucadia National Corp.	13,563	367,150
Voya Financial Inc.	7,804	405,106

		18,716,720

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.71%
AT&T Inc.	267,064	$10,001,547
CenturyLink Inc.	42,186	751,333
Verizon Communications Inc.	177,436	9,593,965
Zayo Group Holdings Inc.[a]	8,005	293,783

		20,640,628
ELECTRIC UTILITIES — 1.59%
ALLETE Inc.	2,165	156,833
Alliant Energy Corp.	10,114	402,032
American Electric Power Co. Inc.	21,427	1,473,749
Duke Energy Corp.	30,393	2,385,851
Edison International	14,264	891,928
El Paso Electric Co.	1,840	96,048
Entergy Corp.	7,797	613,546
Eversource Energy	13,763	868,308
Exelon Corp.	41,693	1,605,597
FirstEnergy Corp.	19,499	641,517
Great Plains Energy Inc.	9,274	288,607
Hawaiian Electric Industries Inc.	4,674	159,430
IDACORP Inc.	2,213	190,938
NextEra Energy Inc.	20,427	3,236,045
OGE Energy Corp.	8,565	275,793
PG&E Corp.	22,221	942,837
Pinnacle West Capital Corp.	4,834	386,478
PNM Resources Inc.	3,534	134,645
Portland General Electric Co.	3,912	165,673
PPL Corp.	29,784	949,216
Southern Co. (The)	43,562	1,965,082
Westar Energy Inc.	6,129	316,624
Xcel Energy Inc.	22,025	1,005,221

		19,151,998
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	1,826	282,007
AMETEK Inc.	10,005	763,382
Eaton Corp. PLC	19,133	1,606,598
Emerson Electric Co.	27,993	2,021,934
EnerSys	1,823	128,175
Generac Holdings Inc.[a]	2,746	134,362
Hubbell Inc.	2,376	323,017
Regal Beloit Corp.	1,984	154,554
Rockwell Automation Inc.	5,615	1,107,783

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Sensata Technologies Holding NVa,b	7,460	$419,625

		6,941,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
Amphenol Corp. Class A	13,246	1,228,831
Anixter International Inc.[a]	1,259	105,378
Arrow Electronics Inc.[a]	3,878	315,437
Avnet Inc.	5,239	222,658
Belden Inc.	1,838	155,807
CDW Corp./DE	6,730	503,337
Cognex Corp.	7,472	466,029
Coherent Inc.[a]	1,072	278,205
Corning Inc.	37,914	1,183,675
Dolby Laboratories Inc. Class A	2,665	171,466
FLIR Systems Inc.	6,082	311,459
IPG Photonics Corp.[a]	1,631	410,930
Itron Inc.[a]	1,424	104,237
Jabil Inc.	7,839	199,346
Keysight Technologies Inc.[a]	8,149	380,721
Littelfuse Inc.	980	212,993
National Instruments Corp.	4,687	234,069
SYNNEX Corp.	1,292	158,567
TE Connectivity Ltd.	15,350	1,573,836
Tech Data Corp.[a]	1,550	155,419
Trimble Inc.[a]	10,850	478,485
Universal Display Corp.	1,816	289,470
VeriFone Systems Inc.[a]	4,785	84,599
Vishay Intertechnology Inc.	5,477	120,220
Zebra Technologies Corp. Class Aa	2,334	287,455

		9,632,629
ENERGY EQUIPMENT & SERVICES — 0.84%
Baker Hughes a GE Co.	18,480	594,132
Core Laboratories NV	1,970	225,171
Dril-Quip Inc.[a,b]	1,690	87,289
Ensco PLC Class A	18,747	110,607
Halliburton Co.	38,034	2,042,426
Helmerich & Payne Inc.	4,647	334,723
Nabors Industries Ltd.	14,347	112,480
National Oilwell Varco Inc.	16,390	601,185

Security	Shares	Value
Oceaneering International Inc.	4,216	$87,187
Patterson-UTI Energy Inc.	9,804	231,571
Rowan Companies PLC Class Aa	4,666	68,684
Schlumberger Ltd.	60,311	4,437,683
Superior Energy Services Inc.[a]	6,714	70,161
TechnipFMC PLC	19,075	619,175
Transocean Ltd.[a,b]	17,459	188,383
U.S. Silica Holdings Inc.	3,525	117,347
Weatherford International PLC[a,b]	42,028	165,590

		10,093,794
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.39%
Acadia Realty Trust	3,524	86,549
Alexander & Baldwin Inc.	2,742	72,718
Alexandria Real Estate Equities Inc.	4,176	541,627
American Campus Communities Inc.	5,901	226,952
American Homes 4 Rent Class A	10,943	227,505
American Tower Corp.	18,623	2,750,617
Apartment Investment & Management Co. Class A	6,938	290,286
Apple Hospitality REIT Inc.	9,110	177,554
AvalonBay Communities Inc.	6,019	1,025,638
Boston Properties Inc.	6,667	824,775
Brandywine Realty Trust	7,366	132,146
Brixmor Property Group Inc.	13,248	215,015
Camden Property Trust	4,004	346,586
CBL & Associates Properties Inc.[b]	7,701	42,818
Colony NorthStar Inc. Class A	24,021	215,709
Columbia Property Trust Inc.	5,117	112,011
CoreCivic Inc.	5,197	120,622
CoreSite Realty Corp.	1,516	164,213
Corporate Office Properties Trust[b]	4,334	118,318
Cousins Properties Inc.	18,038	162,342
Crown Castle International Corp.	17,675	1,993,210
CubeSmart	8,040	221,341
CyrusOne Inc.	3,967	228,856
DCT Industrial Trust Inc.	4,070	240,903
DDR Corp.	13,442	109,149
DiamondRock Hospitality Co.	8,613	101,289

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Digital Realty Trust Inc.	8,963	$1,003,408
Douglas Emmett Inc.	7,035	272,043
Duke Realty Corp.	15,332	404,918
EastGroup Properties Inc.	1,530	132,819
Education Realty Trust Inc.[b]	3,369	111,278
EPR Properties	2,781	164,246
Equinix Inc.	3,415	1,554,474
Equity Commonwealth[a]	5,516	164,984
Equity LifeStyle Properties Inc.	3,780	326,290
Equity Residential	15,910	980,215
Essex Property Trust Inc.	2,863	667,022
Extra Space Storage Inc.	5,408	451,460
Federal Realty Investment Trust	3,176	383,661
First Industrial Realty Trust Inc.	5,239	161,675
Forest City Realty Trust Inc. Class A	11,586	271,923
Four Corners Property Trust Inc.	2,621	61,856
Gaming and Leisure Properties Inc.	8,766	319,433
GEO Group Inc. (The)	5,307	119,673
GGP Inc.	27,204	626,508
Gramercy Property Trust	6,972	175,973
HCP Inc.	20,431	491,978
Healthcare Realty Trust Inc.	5,448	162,732
Healthcare Trust of America Inc. Class A	9,081	250,726
Highwoods Properties Inc.	4,531	216,944
Hospitality Properties Trust	6,965	197,876
Host Hotels & Resorts Inc.	31,981	663,926
Hudson Pacific Properties Inc.	6,673	213,336
Iron Mountain Inc.	12,241	428,802
JBG SMITH Properties	4,054	136,822
Kilroy Realty Corp.	4,332	308,958
Kimco Realty Corp.	18,481	294,033
Kite Realty Group Trust	3,849	64,894
Lamar Advertising Co. Class A	3,582	257,904
LaSalle Hotel Properties	4,932	150,623
Lexington Realty Trust	9,378	84,590
Liberty Property Trust	6,412	265,521
Life Storage Inc.	2,037	169,275
Macerich Co. (The)	4,728	305,287
Mack-Cali Realty Corp.	3,991	80,099
Medical Properties Trust Inc.	15,474	202,400

Security	Shares	Value
Mid-America Apartment Communities Inc.	4,929	$470,079
National Health Investors Inc.	1,777	125,332
National Retail Properties Inc.	6,553	260,023
Omega Healthcare Investors Inc.[b]	8,515	230,246
Outfront Media Inc.	6,057	135,677
Paramount Group Inc.[b]	8,824	132,625
Park Hotels & Resorts Inc.	7,028	203,179
Pebblebrook Hotel Trust[b]	3,053	119,067
Physicians Realty Trust	7,729	125,983
Piedmont Office Realty Trust Inc. Class A	6,214	121,297
Potlatch Corp.[b]	1,844	97,548
Prologis Inc.	23,178	1,509,120
Public Storage[b]	6,497	1,271,853
Quality Care Properties Inc.[a,b]	4,018	54,243
Rayonier Inc.	5,477	177,783
Realty Income Corp.	12,293	653,865
Regency Centers Corp.	6,384	401,617
Retail Properties of America Inc. Class A	10,032	120,886
RLJ Lodging Trust	7,634	176,498
Ryman Hospitality Properties Inc.	2,245	171,855
Sabra Health Care REIT Inc.	7,618	137,886
SBA Communications Corp.[a]	5,128	894,836
Senior Housing Properties Trust	10,573	183,230
Simon Property Group Inc.	13,498	2,205,168
SL Green Realty Corp.[b]	4,300	432,236
Spirit Realty Capital Inc.	19,619	160,287
STORE Capital Corp.	7,345	180,026
Sun Communities Inc.	3,432	304,899
Sunstone Hotel Investors Inc.	9,826	165,568
Tanger Factory Outlet Centers Inc.[b]	4,228	106,461
Taubman Centers Inc.	2,579	158,995
UDR Inc.	11,649	425,538
Uniti Group Inc.[a,b]	7,440	117,775
Urban Edge Properties	4,700	109,886
Ventas Inc.	15,457	865,128
VEREIT Inc.	42,241	304,135
Vornado Realty Trust	7,438	533,156
Washington Prime Group Inc.	7,570	49,811

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Washington REIT[b]	3,531	$101,198
Weingarten Realty Investors	5,277	155,935
Welltower Inc.	16,111	966,177
Weyerhaeuser Co.	32,713	1,228,046
WP Carey Inc.	4,637	300,524
Xenia Hotels & Resorts Inc.	4,625	102,675

		40,797,686
FOOD & STAPLES RETAILING — 1.66%
Casey’s General Stores Inc.	1,671	202,375
Costco Wholesale Corp.	18,977	3,698,048
CVS Health Corp.	44,130	3,472,590
Kroger Co. (The)	38,550	1,170,378
Rite Aid Corp.[a,b]	45,369	98,904
Sprouts Farmers Market Inc.[a]	5,415	151,241
Sysco Corp.	20,913	1,314,800
U.S. Foods Holding Corp.[a]	6,225	200,009
United Natural Foods Inc.[a]	2,225	105,910
Walgreens Boots Alliance Inc.	37,703	2,837,528
Walmart Inc.	63,682	6,788,501

		20,040,284
FOOD PRODUCTS — 1.27%
Archer-Daniels-Midland Co.	24,450	1,050,127
B&G Foods Inc.[b]	2,933	96,789
Bunge Ltd.	6,153	488,733
Campbell Soup Co.	8,445	393,115
Conagra Brands Inc.	17,739	674,082
Darling Ingredients Inc.[a]	6,870	127,370
Dean Foods Co.	3,795	39,354
Flowers Foods Inc.	7,886	154,644
General Mills Inc.	24,794	1,450,201
Hain Celestial Group Inc. (The)[a]	4,614	175,978
Hershey Co. (The)	6,169	680,626
Hormel Foods Corp.	11,629	399,224
Ingredion Inc.	3,116	447,582
JM Smucker Co. (The)	4,933	625,948
Kellogg Co.	10,796	735,316
Kraft Heinz Co. (The)	25,927	2,032,417
Lamb Weston Holdings Inc.	6,398	374,923
Lancaster Colony Corp.	807	103,619
McCormick & Co. Inc./MD NVS	5,167	562,015
Mondelez International Inc. Class A	64,895	2,881,338
Pinnacle Foods Inc.	5,165	319,920

Security	Shares	Value
Post Holdings Inc.[a,b]	2,895	$219,065
Snyder’s-Lance Inc.	3,829	191,373
TreeHouse Foods Inc.[a]	2,427	114,457
Tyson Foods Inc. Class A	12,983	988,136

		15,326,352
GAS UTILITIES — 0.15%
Atmos Energy Corp.	4,835	400,822
National Fuel Gas Co.	3,715	207,111
New Jersey Resources Corp.	3,814	147,983
ONE Gas Inc.	2,323	164,538
South Jersey Industries Inc.	3,505	103,187
Southwest Gas Holdings Inc.	2,099	154,445
Spire Inc.	2,092	139,118
UGI Corp.	7,460	341,444
WGL Holdings Inc.	2,233	188,063

		1,846,711
HEALTH CARE EQUIPMENT & SUPPLIES — 2.68%
Abbott Laboratories	75,788	4,710,982
ABIOMED Inc.[a]	1,853	435,455
Align Technology Inc.[a]	3,136	821,632
Baxter International Inc.	21,783	1,569,029
Becton Dickinson and Co.	11,549	2,805,714
Boston Scientific Corp.[a]	59,629	1,667,227
Cooper Companies Inc. (The)	2,145	524,817
Danaher Corp.	26,582	2,692,225
DENTSPLY SIRONA Inc.	9,973	606,458
DexCom Inc.[a,b]	3,710	215,922
Edwards Lifesciences Corp.[a]	9,172	1,160,992
Haemonetics Corp.[a]	2,324	150,247
Halyard Health Inc.[a]	2,137	104,307
Hill-Rom Holdings Inc.	2,860	244,044
Hologic Inc.[a]	11,972	511,204
IDEXX Laboratories Inc.[a]	3,792	709,256
Integra LifeSciences Holdings Corp.[a]	2,748	144,710
Intuitive Surgical Inc.[a]	4,885	2,108,708
Masimo Corp.[a]	2,077	195,736
Medtronic PLC	58,919	5,060,553
NuVasive Inc.[a]	2,236	109,273
ResMed Inc.	6,225	627,418
STERIS PLC	3,678	334,404
Stryker Corp.	13,974	2,297,046

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Teleflex Inc.	1,974	$548,279
Varian Medical Systems Inc.[a]	4,018	512,295
West Pharmaceutical Services Inc.	3,176	318,235
Zimmer Biomet Holdings Inc.	8,841	1,123,868

		32,310,036
HEALTH CARE PROVIDERS & SERVICES — 2.62%
Acadia Healthcare Co. Inc.[a]	3,636	123,915
Aetna Inc.	14,161	2,645,558
AmerisourceBergen Corp.	7,045	702,175
Anthem Inc.	11,151	2,763,775
Brookdale Senior Living Inc.[a]	8,351	79,335
Cardinal Health Inc.	13,644	979,503
Centene Corp.[a]	7,504	804,729
Chemed Corp.	716	186,568
Cigna Corp.	10,700	2,229,345
DaVita Inc.[a]	6,614	516,157
Encompass Health Corp.	4,312	228,191
Envision Healthcare Corp.[a]	5,110	183,909
Express Scripts Holding Co.[a]	24,695	1,955,350
HCA Healthcare Inc.[a]	12,357	1,250,034
Henry Schein Inc.[a]	6,900	522,192
Humana Inc.	6,233	1,756,646
Laboratory Corp. of America Holdings[a]	4,415	770,417
LifePoint Health Inc.[a]	1,730	85,549
Magellan Health Inc.[a]	1,000	99,600
McKesson Corp.	9,053	1,528,871
MEDNAX Inc.[a]	4,057	214,250
Molina Healthcare Inc.[a,b]	1,941	177,330
Owens & Minor Inc.	2,613	55,030
Patterson Companies Inc.	3,458	124,108
Quest Diagnostics Inc.	5,871	621,269
Tenet Healthcare Corp.[a]	3,403	64,249
UnitedHealth Group Inc.	42,150	9,980,277
Universal Health Services Inc. Class B	3,795	461,092
WellCare Health Plans Inc.[a]	1,922	404,350

		31,513,774
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	8,231	122,724

Security	Shares	Value
athenahealth Inc.[a,b]	1,738	$217,789
Cerner Corp.[a]	13,684	945,975
Medidata Solutions Inc.[a]	2,470	168,232
Veeva Systems Inc. Class Aa	4,961	311,848

		1,766,568
HOTELS, RESTAURANTS & LEISURE — 1.97%
Aramark	10,621	486,548
Bloomin’ Brands Inc.	3,930	86,578
Brinker International Inc.	2,136	77,622
Buffalo Wild Wings Inc.[a]	648	101,736
Carnival Corp.	17,713	1,268,428
Cheesecake Factory Inc. (The)	1,853	91,149
Chipotle Mexican Grill Inc.[a]	1,093	354,963
Choice Hotels International Inc.	1,630	133,904
Cracker Barrel Old Country Store Inc.[b]	1,048	184,951
Darden Restaurants Inc.	5,361	513,852
Domino’s Pizza Inc.	1,908	413,750
Dunkin’ Brands Group Inc.	3,858	249,420
Extended Stay America Inc.	8,355	169,022
Hilton Grand Vacations Inc.[a]	2,800	125,916
Hilton Worldwide Holdings Inc.	8,768	750,979
Hyatt Hotels Corp. Class Aa	2,080	169,104
Jack in the Box Inc.	1,284	116,831
Las Vegas Sands Corp.	15,844	1,228,227
Marriott International Inc./MD Class A	13,359	1,968,315
Marriott Vacations Worldwide Corp.	1,010	153,853
McDonald’s Corp.	34,687	5,936,333
MGM Resorts International	22,127	806,529
Norwegian Cruise Line Holdings Ltd.[a]	7,761	471,403
Royal Caribbean Cruises Ltd.	7,472	997,886
Six Flags Entertainment Corp.	3,444	232,677
Starbucks Corp.	61,982	3,521,197
Texas Roadhouse Inc.	2,883	169,290
Vail Resorts Inc.	1,753	383,136
Wendy’s Co. (The)	8,208	132,805
Wyndham Worldwide Corp.	4,421	548,779
Wynn Resorts Ltd.	3,472	574,928
Yum! Brands Inc.	14,702	1,243,642

		23,663,753

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
HOUSEHOLD DURABLES — 0.46%
CalAtlantic Group Inc.	3,391	$190,337
DR Horton Inc.	14,881	729,913
Garmin Ltd.	4,822	303,497
Helen of Troy Ltd.[a]	1,158	107,868
Leggett & Platt Inc.	5,729	266,456
Lennar Corp. Class A	8,975	562,373
Lennar Corp. Class B	720	36,461
Mohawk Industries Inc.[a]	2,754	774,039
Newell Brands Inc.	21,504	568,566
NVR Inc.[a]	153	486,260
PulteGroup Inc.	11,636	370,374
Tempur Sealy International Inc.[a]	1,952	116,417
Toll Brothers Inc.	6,304	293,640
Tupperware Brands Corp.	2,260	130,537
Whirlpool Corp.	3,097	561,858

		5,498,596
HOUSEHOLD PRODUCTS — 1.31%
Church & Dwight Co. Inc.	10,785	526,847
Clorox Co. (The)	5,630	797,715
Colgate-Palmolive Co.	38,258	2,840,274
Energizer Holdings Inc.	2,746	159,872
Kimberly-Clark Corp.	15,258	1,785,186
Procter & Gamble Co. (The)	110,832	9,569,235
Spectrum Brands Holdings Inc.	1,042	123,435

		15,802,564
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	28,346	327,680
Calpine Corp.[a]	15,921	240,248
NRG Energy Inc.	13,062	339,743
Vistra Energy Corp.[a]	12,257	239,011

		1,146,682
INDUSTRIAL CONGLOMERATES — 1.62%
3M Co.	25,964	6,503,982
Carlisle Companies Inc.	2,699	308,253
General Electric Co.	377,213	6,099,534
Honeywell International Inc.	33,158	5,294,338
Roper Technologies Inc.	4,451	1,248,906

		19,455,013
INSURANCE — 2.77%
Aflac Inc.	17,045	1,503,369
Alleghany Corp.[a]	664	416,793

Security	Shares	Value
Allstate Corp. (The)	15,582	$1,539,034
American Financial Group Inc./OH	2,986	338,433
American International Group Inc.	39,038	2,495,309
AmTrust Financial Services Inc.	3,682	49,412
Aon PLC	10,905	1,550,364
Arch Capital Group Ltd.[a]	5,646	513,447
Arthur J Gallagher & Co.	7,872	537,815
Aspen Insurance Holdings Ltd.	2,538	94,794
Assurant Inc.	2,349	214,887
Assured Guaranty Ltd.	5,045	179,552
Athene Holding Ltd. Class Aa	3,210	161,014
Axis Capital Holdings Ltd.	3,647	184,283
Brighthouse Financial Inc.[a]	4,094	263,080
Brown & Brown Inc.	5,071	266,126
Chubb Ltd.	20,159	3,147,828
Cincinnati Financial Corp.	6,543	503,157
CNO Financial Group Inc.	7,319	179,974
Erie Indemnity Co. Class A	788	93,583
Everest Re Group Ltd.	1,789	411,112
First American Financial Corp.	4,893	289,029
FNF Group	11,903	463,979
Genworth Financial Inc. Class Aa	21,037	64,373
Hanover Insurance Group Inc. (The)	1,862	210,685
Hartford Financial Services Group Inc. (The)	15,563	914,482
Kemper Corp.	2,024	131,256
Lincoln National Corp.	9,476	784,613
Loews Corp.	11,960	617,734
Markel Corp.[a]	614	704,682
Marsh & McLennan Companies Inc.	22,133	1,848,548
Mercury General Corp.	1,567	76,705
MetLife Inc.	45,687	2,196,174
Old Republic International Corp.	10,688	229,685
Primerica Inc.	1,883	190,183
Principal Financial Group Inc.	11,624	785,782
ProAssurance Corp.	2,407	131,663
Progressive Corp. (The)	25,300	1,368,730
Prudential Financial Inc.	18,413	2,187,833
Reinsurance Group of America Inc.	2,806	439,560

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
RenaissanceRe Holdings Ltd.	1,735	$220,588
RLI Corp.	1,683	108,150
Torchmark Corp.	4,702	427,177
Travelers Companies Inc. (The)	11,885	1,781,799
Unum Group	9,806	521,581
Validus Holdings Ltd.	3,418	231,399
White Mountains Insurance Group Ltd.	153	128,505
Willis Towers Watson PLC	5,734	920,135
WR Berkley Corp.	4,227	308,486
XL Group Ltd.	11,202	412,682

		33,339,564
INTERNET & DIRECT MARKETING RETAIL — 3.03%
Amazon.com Inc.[a]	17,396	25,239,682
Expedia Inc.	5,386	689,462
Groupon Inc.[a,b]	18,159	96,061
Liberty Expedia Holdings Inc. Class Aa	2,374	111,317
Liberty Interactive Corp. QVC Group Series Aa	20,649	580,030
Liberty Ventures Series Aa	3,562	209,909
Netflix Inc.[a]	18,848	5,094,614
Priceline Group Inc. (The)[a]	2,125	4,063,106
Shutterfly Inc.[a]	1,372	93,502
TripAdvisor Inc.[a]	4,594	159,274
Wayfair Inc. Class Aa,b	1,763	162,214

		36,499,171
INTERNET SOFTWARE & SERVICES — 4.63%
Akamai Technologies Inc.[a]	7,293	488,558
Alphabet Inc. Class Aa	12,964	15,326,300
Alphabet Inc. Class Ca	13,130	15,361,312
Cars.com Inc.[a]	3,147	93,434
CoStar Group Inc.[a]	1,589	549,969
eBay Inc.[a]	42,395	1,720,389
Facebook Inc. Class Aa	103,729	19,385,913
GrubHub Inc.[a,b]	3,806	274,984
IAC/InterActiveCorp[a]	3,324	481,880
j2 Global Inc.	2,099	167,899
LogMeIn Inc.	2,291	288,208
Pandora Media Inc.[a]	10,856	51,892
Twitter Inc.[a]	27,888	719,789

Security	Shares	Value
VeriSign Inc.[a,b]	3,732	$428,882
Yelp Inc.[a]	3,270	143,291
Zillow Group Inc. Class Aa	2,040	91,372
Zillow Group Inc. Class Ca,b	4,616	205,227

		55,779,299
IT SERVICES — 4.24%
Accenture PLC Class A	26,911	4,324,598
Acxiom Corp.[a,b]	3,410	92,309
Alliance Data Systems Corp.	2,099	538,729
Amdocs Ltd.	6,264	428,458
Automatic Data Processing Inc.	19,307	2,386,924
Booz Allen Hamilton Holding Corp.	6,377	249,851
Broadridge Financial Solutions Inc.	5,055	487,353
CACI International Inc. Class Aa	1,099	154,464
Cognizant Technology Solutions Corp. Class A	25,636	1,999,095
Conduent Inc.[a,b]	8,609	141,188
Convergys Corp.	4,017	93,476
CoreLogic Inc./U.S.[a]	3,501	165,807
CSRA Inc.	7,098	236,221
DST Systems Inc.	2,576	214,761
DXC Technology Co.	12,453	1,239,696
EPAM Systems Inc.[a]	2,162	253,992
Euronet Worldwide Inc.[a,b]	2,305	216,370
Fidelity National Information Services Inc.	14,566	1,490,976
First Data Corp. Class Aa	19,282	341,291
Fiserv Inc.[a]	9,050	1,274,602
FleetCor Technologies Inc.[a]	3,907	830,238
Gartner Inc.[a]	3,946	547,468
Genpact Ltd.	6,623	224,785
Global Payments Inc.	6,943	776,089
International Business Machines Corp.	37,461	6,132,366
Jack Henry & Associates Inc.	3,402	424,093
Leidos Holdings Inc.	6,262	417,049
Mastercard Inc. Class A	40,408	6,828,952
MAXIMUS Inc.	2,800	190,904
Paychex Inc.	13,936	951,132
PayPal Holdings Inc.[a]	49,210	4,198,597
Sabre Corp.	8,991	186,743

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Science Applications International Corp.	1,876	$143,795
Square Inc. Class Aa,b	11,685	548,143
Teradata Corp.[a,b]	5,178	209,709
Total System Services Inc.	7,292	647,967
Visa Inc. Class A	78,878	9,799,014
Western Union Co. (The)	19,869	413,077
WEX Inc.[a]	1,725	267,047
Worldpay Inc. Class Aa,b	12,909	1,036,722

		51,104,051
LEISURE PRODUCTS — 0.10%
Brunswick Corp./DE	3,879	243,524
Hasbro Inc.	4,877	461,218
Mattel Inc.	14,742	233,513
Polaris Industries Inc.	2,571	290,549

		1,228,804
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Agilent Technologies Inc.	13,917	1,021,925
Bio-Rad Laboratories Inc. Class Aa	864	223,370
Bio-Techne Corp.	1,647	231,058
Bruker Corp.	4,406	156,898
Charles River Laboratories International Inc.[a]	2,100	221,424
Illumina Inc.[a]	6,343	1,475,635
IQVIA Holdings Inc.[a]	6,352	649,111
Mettler-Toledo International Inc.[a]	1,109	748,863
PerkinElmer Inc.	4,815	385,970
PRA Health Sciences Inc.[a]	2,147	195,506
Syneos Health Inc.[a]	2,444	93,727
Thermo Fisher Scientific Inc.	17,414	3,902,652
Waters Corp.[a]	3,452	744,286

		10,050,425
MACHINERY — 1.98%
Actuant Corp. Class A	2,572	63,657
AGCO Corp.	2,819	204,716
Allison Transmission Holdings Inc.	5,848	258,716
Barnes Group Inc.	2,149	141,383
Caterpillar Inc.	25,907	4,217,141
Colfax Corp.[a,b]	4,282	171,366
Crane Co.	2,233	223,166
Cummins Inc.	6,775	1,273,700

Security	Shares	Value
Deere & Co.	13,890	$2,311,574
Donaldson Co. Inc.	5,603	283,848
Dover Corp.	6,755	717,449
Flowserve Corp.	5,600	253,792
Fortive Corp.	13,264	1,008,329
Graco Inc.	7,251	339,347
Hillenbrand Inc.	2,804	124,217
IDEX Corp.	3,290	472,049
Illinois Tool Works Inc.	13,386	2,324,747
Ingersoll-Rand PLC	10,851	1,026,830
ITT Inc.	3,834	214,704
Kennametal Inc.	3,539	172,632
Lincoln Electric Holdings Inc.	2,723	265,683
Middleby Corp. (The)[a,b]	2,393	326,070
Mueller Industries Inc.	2,554	84,512
Nordson Corp.	2,205	316,903
Oshkosh Corp.	3,316	300,827
PACCAR Inc.	15,374	1,146,285
Parker-Hannifin Corp.	5,795	1,167,229
Pentair PLC	7,119	509,008
Snap-on Inc.	2,509	429,817
Stanley Black & Decker Inc.	6,670	1,108,754
Terex Corp.	3,437	161,608
Timken Co. (The)	2,930	153,971
Toro Co. (The)	4,738	311,050
Trinity Industries Inc.	6,488	223,641
WABCO Holdings Inc.[a]	2,194	338,732
Wabtec Corp./DEb	3,729	302,198
Welbilt Inc.[a]	6,082	135,629
Woodward Inc.	2,325	180,234
Xylem Inc./NY	7,847	567,024

		23,832,538
MARINE — 0.01%
Kirby Corp.[a,b]	2,326	174,217

		174,217
MEDIA — 2.85%
AMC Networks Inc. Class Aa,b	2,251	116,129
Cable One Inc.	204	144,030
CBS Corp. Class A	311	17,923
CBS Corp. Class B NVS	15,817	911,217
Charter Communications Inc. Class Aa	8,421	3,176,822
Cinemark Holdings Inc.	4,587	168,802

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Comcast Corp. Class A	202,879	$8,628,444
Discovery Communications Inc. Class Aa,b	6,872	172,281
Discovery Communications Inc. Class C NVS[a]	9,039	215,670
DISH Network Corp. Class Aa	9,904	464,498
Interpublic Group of Companies Inc. (The)	16,656	364,600
John Wiley & Sons Inc. Class A	1,913	121,284
Liberty Broadband Corp. Class Aa	1,150	108,836
Liberty Broadband Corp. Class Ca	6,645	634,930
Liberty Global PLC Series Aa,b	9,783	365,688
Liberty Global PLC Series C NVS[a,b]	25,873	925,218
Liberty Latin America Ltd. Class Aa	2,377	53,364
Liberty Latin America Ltd. Class Ca,b	4,982	112,942
Liberty Media Corp.-Liberty Formula One Class Aa	1,027	36,643
Liberty Media Corp.-Liberty Formula One Class Ca,b	8,723	328,770
Liberty Media Corp.-Liberty SiriusXM Class Aa	3,717	167,302
Liberty Media Corp.-Liberty SiriusXM Class Ca	7,373	330,384
Lions Gate Entertainment Corp. Class Aa	2,914	98,610
Lions Gate Entertainment Corp. Class Ba	4,828	154,496
Live Nation Entertainment Inc.[a]	5,957	268,422
Madison Square Garden Co. (The) Class Aa	720	155,405
Meredith Corp.	1,586	104,898
New York Times Co. (The) Class A	5,204	120,993
News Corp. Class A	16,618	284,334
News Corp. Class B	5,296	92,415
Nexstar Media Group Inc. Class A	2,006	150,651
Omnicom Group Inc.	9,977	764,737
Regal Entertainment Group Class A	5,156	117,969

Security	Shares	Value
Scripps Networks Interactive Inc. Class A	4,170	$366,918
Sinclair Broadcast Group Inc. Class A	3,182	118,052
Sirius XM Holdings Inc.[b]	64,125	391,804
TEGNA Inc.	9,431	136,467
Time Warner Inc.	33,811	3,223,879
Tribune Media Co. Class A	3,069	130,709
Twenty-First Century Fox Inc. Class A	45,793	1,689,762
Twenty-First Century Fox Inc. Class B	19,075	696,047
Viacom Inc. Class Ab	300	11,685
Viacom Inc. Class B NVS	15,335	512,496
Walt Disney Co. (The)	65,694	7,138,967

		34,295,493
METALS & MINING — 0.44%
Alcoa Corp.[a]	7,444	387,237
Allegheny Technologies Inc.[a]	5,471	147,498
Carpenter Technology Corp.	2,055	105,627
Commercial Metals Co.	5,131	123,349
Compass Minerals International Inc.	1,407	102,570
Freeport-McMoRan Inc.[a]	58,395	1,138,703
Newmont Mining Corp.	23,063	934,282
Nucor Corp.	13,889	930,007
Reliance Steel & Aluminum Co.	3,163	277,047
Royal Gold Inc.	2,841	252,849
Steel Dynamics Inc.	10,222	464,079
U.S. Steel Corp.	7,572	283,269
Worthington Industries Inc.	1,996	93,333

		5,239,850
MORTGAGE REAL ESTATE INVESTMENT — 0.16%
AGNC Investment Corp.	16,793	315,540
Annaly Capital Management Inc.	50,040	527,422
Blackstone Mortgage Trust Inc. Class Ab	4,594	142,414
Chimera Investment Corp.	8,200	139,318
Invesco Mortgage Capital Inc.	4,992	81,070
MFA Financial Inc.	17,656	126,417
New Residential Investment Corp.	13,491	233,259

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Starwood Property Trust Inc.	11,512	$234,730
Two Harbors Investment Corp.	7,590	111,953

		1,912,123
MULTI-UTILITIES — 0.86%
Ameren Corp.	10,452	591,897
Avista Corp.	2,744	138,188
Black Hills Corp.	2,313	128,487
CenterPoint Energy Inc.	18,661	525,867
CMS Energy Corp.	12,231	547,337
Consolidated Edison Inc.	13,494	1,084,378
Dominion Energy Inc.	27,940	2,135,734
DTE Energy Co.	7,807	824,731
MDU Resources Group Inc.	8,621	228,284
NiSource Inc.	14,693	362,623
NorthWestern Corp.	2,173	118,081
Public Service Enterprise Group Inc.	22,115	1,147,105
SCANA Corp.	6,165	250,546
Sempra Energy	10,947	1,171,548
Vectren Corp.	3,658	221,784
WEC Energy Group Inc.	13,666	878,724

		10,355,314
MULTILINE RETAIL — 0.45%
Big Lots Inc.	1,766	107,338
Dillard’s Inc. Class Ab	897	60,601
Dollar General Corp.	11,318	1,167,112
Dollar Tree Inc.[a]	10,320	1,186,800
JC Penney Co. Inc.[a]	13,432	49,833
Kohl’s Corp.	7,292	472,303
Macy’s Inc.	13,193	342,358
Nordstrom Inc.	5,052	249,114
Target Corp.	23,718	1,784,068

		5,419,527
OIL, GAS & CONSUMABLE FUELS — 4.86%
Anadarko Petroleum Corp.	23,871	1,433,454
Andeavor	6,268	677,947
Antero Resources Corp.[a,b]	9,321	181,107
Apache Corp.	16,662	747,624
Cabot Oil & Gas Corp.	20,193	532,086
Cheniere Energy Inc.[a]	8,784	496,823
Chesapeake Energy Corp.[a]	39,444	138,054
Chevron Corp.	82,615	10,355,790
Cimarex Energy Co.	4,102	460,244

Security	Shares	Value
CNX Resources Corp.[a]	8,991	$125,964
Concho Resources Inc.[a]	6,495	1,022,573
ConocoPhillips	51,916	3,053,180
CONSOL Energy Inc.[a]	1,123	36,419
Continental Resources Inc./OKa,b	3,748	208,126
Devon Energy Corp.	22,777	942,284
Diamondback Energy Inc.[a]	4,248	533,124
Energen Corp.[a]	4,302	224,693
EOG Resources Inc.	25,110	2,887,650
EQT Corp.	10,703	581,066
Exxon Mobil Corp.	184,303	16,089,652
Gulfport Energy Corp.[a]	7,383	75,085
Hess Corp.	11,645	588,189
HollyFrontier Corp.	7,816	374,855
Kinder Morgan Inc./DE	83,830	1,507,263
Marathon Oil Corp.	37,182	676,341
Marathon Petroleum Corp.	21,303	1,475,659
Murphy Oil Corp.	6,956	223,288
Newfield Exploration Co.[a]	8,664	274,302
Noble Energy Inc.	21,133	644,979
Oasis Petroleum Inc.[a]	11,714	101,443
Occidental Petroleum Corp.	33,223	2,490,728
ONEOK Inc.	16,728	984,610
Parsley Energy Inc. Class Aa	10,319	243,528
PBF Energy Inc. Class A	4,704	152,080
PDC Energy Inc.[a]	2,860	148,291
Phillips 66	18,659	1,910,682
Pioneer Natural Resources Co.	7,414	1,356,095
QEP Resources Inc.[a]	10,062	94,180
Range Resources Corp.	9,811	139,807
RSP Permian Inc.[a]	5,441	215,899
SemGroup Corp. Class A	2,869	82,197
SM Energy Co.	4,660	108,811
Southwestern Energy Co.[a]	22,686	96,189
Targa Resources Corp.	9,340	448,320
Valero Energy Corp.	19,002	1,823,622
Whiting Petroleum Corp.[a,b]	3,939	109,977
Williams Companies Inc. (The)	36,091	1,132,897
World Fuel Services Corp.	2,965	82,694
WPX Energy Inc.[a]	17,495	257,701

		58,547,572
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	2,764	141,959
KapStone Paper and Packaging Corp.	3,612	125,120

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Louisiana-Pacific Corp.[a]	6,271	$185,684

		452,763
PERSONAL PRODUCTS — 0.19%
Avon Products Inc.[a]	19,150	46,726
Coty Inc. Class A	20,488	401,770
Edgewell Personal Care Co.[a]	2,483	140,190
Estee Lauder Companies Inc. (The) Class A	9,694	1,308,302
Herbalife Ltd.[a]	2,701	224,156
Nu Skin Enterprises Inc. Class A	2,191	157,402

		2,278,546
PHARMACEUTICALS — 4.02%
Akorn Inc.[a,b]	4,195	135,163
Allergan PLC	14,443	2,603,495
Bristol-Myers Squibb Co.	71,264	4,461,126
Catalent Inc.[a]	5,790	269,467
Eli Lilly & Co.	42,211	3,438,086
Endo International PLC[a]	8,814	60,905
Horizon Pharma PLC[a]	6,897	100,351
Impax Laboratories Inc.[a,b]	3,011	58,564
Jazz Pharmaceuticals PLC[a,b]	2,567	374,115
Johnson & Johnson	116,852	16,147,778
Mallinckrodt PLC[a]	4,327	78,146
Medicines Co. (The)[a]	2,774	91,903
Merck & Co. Inc.	118,982	7,049,683
Mylan NVa	23,298	998,319
Nektar Therapeutics[a]	6,789	567,628
Pacira Pharmaceuticals Inc./DEa	1,761	64,100
Perrigo Co. PLC	5,758	521,790
Pfizer Inc.	259,266	9,603,213
Prestige Brands Holdings Inc.[a]	2,187	91,482
Zoetis Inc.	21,142	1,622,226

		48,337,540
PROFESSIONAL SERVICES — 0.33%
Dun & Bradstreet Corp. (The)	1,587	196,359
Equifax Inc.	5,258	656,882
FTI Consulting Inc.[a]	1,666	72,421
IHS Markit Ltd.[a]	15,783	753,323
ManpowerGroup Inc.	2,885	379,060
Nielsen Holdings PLC	14,594	545,962
Robert Half International Inc.	5,466	316,372
TransUnion[a]	6,479	384,593
Verisk Analytics Inc. Class Aa	6,798	680,140

		3,985,112

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	13,159	$601,235
Howard Hughes Corp. (The)[a]	1,693	213,250
Jones Lang LaSalle Inc.	1,968	307,697
Realogy Holdings Corp.	5,983	164,592

		1,286,774
ROAD & RAIL — 0.90%
Avis Budget Group Inc.[a]	3,163	142,208
CSX Corp.	38,975	2,212,611
Genesee & Wyoming Inc. Class Aa	2,634	210,325
JB Hunt Transport Services Inc.	3,770	455,529
Kansas City Southern	4,484	507,275
Landstar System Inc.	1,778	197,447
Norfolk Southern Corp.	12,426	1,874,835
Old Dominion Freight Line Inc.	3,006	440,229
Ryder System Inc.	2,266	197,210
Union Pacific Corp.	34,268	4,574,778

		10,812,447
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.83%
Advanced Micro Devices Inc.[a,b]	36,089	495,863
Analog Devices Inc.	15,976	1,467,875
Applied Materials Inc.	46,310	2,483,605
Broadcom Ltd.	17,702	4,390,627
Cavium Inc.[a]	3,071	272,644
Cirrus Logic Inc.[a]	2,788	138,201
Cree Inc.[a]	4,159	143,527
Cypress Semiconductor Corp.	14,649	253,281
Entegris Inc.	6,160	200,508
First Solar Inc.[a]	3,615	242,820
Integrated Device Technology Inc.[a]	5,908	176,649
Intel Corp.	203,561	9,799,427
KLA-Tencor Corp.	6,809	747,628
Lam Research Corp.	7,063	1,352,706
Marvell Technology Group Ltd.	18,487	431,302
Maxim Integrated Products Inc.	12,278	748,958
Microchip Technology Inc.[b]	10,205	971,720
Micron Technology Inc.[a]	50,044	2,187,924
Microsemi Corp.[a]	5,204	321,555
MKS Instruments Inc.	2,356	241,019

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
Monolithic Power Systems Inc.	1,652	$196,786
NVIDIA Corp.	26,369	6,481,500
ON Semiconductor Corp.[a]	18,588	459,867
Qorvo Inc.[a,b]	5,455	391,505
QUALCOMM Inc.	64,197	4,381,445
Semtech Corp.[a]	2,831	101,350
Silicon Laboratories Inc.[a]	1,790	172,198
Skyworks Solutions Inc.	7,958	773,597
Synaptics Inc.[a]	1,506	65,270
Teradyne Inc.	8,537	391,336
Texas Instruments Inc.	42,906	4,705,501
Versum Materials Inc.	4,619	169,979
Xilinx Inc.	10,871	793,801

		46,151,974
SOFTWARE — 5.53%
ACI Worldwide Inc.[a]	5,138	120,435
Activision Blizzard Inc.	32,815	2,432,576
Adobe Systems Inc.[a]	21,469	4,288,647
ANSYS Inc.[a]	3,674	593,902
Aspen Technology Inc.[a]	3,122	241,799
Autodesk Inc.[a]	9,520	1,100,702
Blackbaud Inc.	2,119	203,043
CA Inc.	13,660	489,711
Cadence Design Systems Inc.[a]	12,318	552,586
CDK Global Inc.	5,725	408,135
Citrix Systems Inc.[a]	6,250	579,750
CommVault Systems Inc.[a]	1,822	97,204
Dell Technologies Inc. Class Va	8,822	632,537
Electronic Arts Inc.[a]	13,412	1,702,788
Ellie Mae Inc.[a,b]	1,495	139,783
Fair Isaac Corp.	1,274	219,969
FireEye Inc.[a,b]	7,667	115,618
Fortinet Inc.[a]	6,634	305,429
Guidewire Software Inc.[a,b]	3,287	261,152
Intuit Inc.	10,547	1,770,841
Manhattan Associates Inc.[a]	2,981	157,456
Microsoft Corp.	335,553	31,880,891
Nuance Communications Inc.[a]	11,759	209,428
Oracle Corp.	132,544	6,837,945
Paycom Software Inc.[a,b]	2,125	194,735
Proofpoint Inc.[a,b]	1,957	199,653
PTC Inc.[a]	5,084	369,505
Red Hat Inc.[a]	7,694	1,010,838

Security	Shares	Value
salesforce.com Inc.[a]	29,798	$3,394,290
ServiceNow Inc.[a]	7,534	1,121,587
Splunk Inc.[a]	6,156	568,630
SS&C Technologies Holdings Inc.	7,537	378,960
Symantec Corp.	26,885	732,079
Synopsys Inc.[a]	6,562	607,707
Tableau Software Inc. Class Aa,b	2,658	204,161
Take-Two Interactive Software Inc.[a]	4,957	627,903
Tyler Technologies Inc.[a]	1,540	310,325
Ultimate Software Group Inc. (The)[a]	1,232	286,920
Verint Systems Inc.[a]	2,820	117,735
VMware Inc. Class Aa,b	3,080	381,273
Workday Inc. Class Aa,b	5,846	700,877

		66,549,505
SPECIALTY RETAIL — 2.15%
Aaron’s Inc.	2,580	105,496
Advance Auto Parts Inc.	3,213	375,889
American Eagle Outfitters Inc.	7,383	132,894
AutoNation Inc.[a]	2,587	155,789
AutoZone Inc.[a]	1,199	917,763
Bed Bath & Beyond Inc.	6,222	143,604
Best Buy Co. Inc.	11,095	810,601
Burlington Stores Inc.[a]	2,964	360,748
CarMax Inc.[a]	7,950	567,391
Dick’s Sporting Goods Inc.	3,455	108,694
Five Below Inc.[a,b]	2,317	150,443
Foot Locker Inc.	5,410	265,902
GameStop Corp. Class A	4,366	73,392
Gap Inc. (The)	9,435	313,619
Home Depot Inc. (The)	50,792	10,204,113
L Brands Inc.	10,646	533,258
Lithia Motors Inc. Class A	1,084	135,457
Lowe’s Companies Inc.	36,166	3,787,665
Murphy USA Inc.[a,b]	1,459	124,467
O’Reilly Automotive Inc.[a]	3,710	982,000
Office Depot Inc.	23,194	75,381
Ross Stores Inc.	16,745	1,379,621
Sally Beauty Holdings Inc.[a]	5,710	94,843
Signet Jewelers Ltd.	2,629	139,074
Tiffany & Co.	4,435	472,993

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
TJX Companies Inc. (The)	27,631	$2,219,322
Tractor Supply Co.	5,495	418,994
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,542	564,578
Urban Outfitters Inc.[a,b]	3,395	115,803
Williams-Sonoma Inc.	3,305	169,315

		25,899,109
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.61%
3D Systems Corp.[a,b]	4,890	50,074
Apple Inc.	223,321	37,390,635
Diebold Nixdorf Inc.	3,182	58,708
Electronics For Imaging Inc.[a]	2,123	62,076
Hewlett Packard Enterprise Co.	69,585	1,141,194
HP Inc.	72,551	1,691,889
NCR Corp.[a]	5,152	193,251
NetApp Inc.	11,642	715,983
Seagate Technology PLC	12,504	690,221
Western Digital Corp.	12,806	1,139,478
Xerox Corp.	9,481	323,587

		43,457,096
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Carter’s Inc.	2,076	249,743
Deckers Outdoor Corp.[a]	1,413	121,108
Hanesbrands Inc.	15,848	344,219
Lululemon Athletica Inc.[a]	4,188	327,543
Michael Kors Holdings Ltd.[a]	6,670	440,220
NIKE Inc. Class B	57,242	3,905,049
PVH Corp.	3,381	524,326
Ralph Lauren Corp.	2,410	275,487
Skechers U.S.A. Inc. Class Aa	5,705	234,989
Steven Madden Ltd.[a]	2,311	106,768
Tapestry Inc.	12,287	577,981
Under Armour Inc. Class Aa,b	7,961	110,339
Under Armour Inc. Class Ca,b	8,088	103,931
VF Corp.	14,194	1,151,701
Wolverine World Wide Inc.	4,112	134,997

		8,608,401
THRIFTS & MORTGAGE FINANCE — 0.09%
Capitol Federal Financial Inc.	5,742	75,105
Essent Group Ltd.[a]	3,591	167,053
MGIC Investment Corp.[a]	16,046	237,802

Security	Shares	Value
New York Community Bancorp. Inc.	21,534	$304,922
Radian Group Inc.	9,349	206,332
Washington Federal Inc.	3,770	135,343

		1,126,557
TOBACCO — 1.09%
Altria Group Inc.	83,032	5,840,471
Philip Morris International Inc.	67,558	7,244,244

		13,084,715
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Air Lease Corp.	4,283	208,239
Applied Industrial Technologies Inc.	1,768	130,390
Beacon Roofing Supply Inc.[a]	2,902	175,571
Fastenal Co.	12,457	684,637
GATX Corp.	1,719	122,290
HD Supply Holdings Inc.[a]	8,076	314,076
MRC Global Inc.[a]	4,180	75,156
MSC Industrial Direct Co. Inc. Class A	1,902	178,560
NOW Inc.[a,b]	4,413	52,029
United Rentals Inc.[a]	3,678	666,123
Univar Inc.[a]	4,962	148,165
Watsco Inc.	1,303	234,266
WESCO International Inc.[a]	2,085	142,093
WW Grainger Inc.	2,269	611,858

		3,743,453
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	3,370	223,600

		223,600
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	7,778	646,896
Aqua America Inc.	7,648	276,934

		923,830
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Sprint Corp.[a,b]	29,941	159,586
T-Mobile U.S. Inc.[a]	12,658	824,036
Telephone & Data Systems Inc.	4,142	113,615

		1,097,237

TOTAL COMMON STOCKS
(Cost: $727,280,714)		1,202,570,913

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,e,f]	19,258,577	$19,262,428
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,e]	634,270	634,270

		19,896,698

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,893,765)		19,896,698

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $747,174,479)		1,222,467,611
Other Assets Less Liabilities — (1.54)%		(18,527,201)

NET ASSETS — 100.00%		$1,203,940,410

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,121,552	—	(2,862,975)[a]	19,258,577	$19,262,428	$87,624	[b]	$(3,443)	$(2,468)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,579,277	—	(945,007)[a]	634,270	634,270	10,331		—	—
BlackRock Inc.	5,699	210	(547)	5,362	3,012,372	41,215		123,410	839,622
PNC Financial Services Group Inc. (The)	22,797	435	(2,569)	20,663	3,265,167	47,782		131,521	679,363

					$26,174,237	$186,952		$251,488	$1,516,517

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,202,554,045	$—	$16,868	$1,202,570,913
Money market funds	19,896,698	—	—	19,896,698

Total	$1,222,450,743	$—	$16,868	$1,222,467,611

37

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2018

Security	Shares	Value

COMMON STOCKS — 99.69%

AUSTRIA — 2.18%
BUWOG AG	17,384	$625,862
CA Immobilien Anlagen AG	11,203	345,275

		971,137
BELGIUM — 3.52%
Aedifica SA	2,910	280,948
Befimmo SA	3,146	213,200
Cofinimmo SA	3,355	453,057
Intervest Offices & Warehouses NV	2,593	74,618
Leasinvest Real Estate SCA	330	40,041
Retail Estates NV	883	81,290
Warehouses De Pauw CVA	2,708	336,337
Wereldhave Belgium NV	349	39,564
Xior Student Housing NV	1,009	48,519

		1,567,574
FINLAND — 0.65%
Citycon OYJ	62,753	174,955
Technopolis OYJ	22,894	115,649

		290,604
FRANCE — 19.56%
ANF Immobilier	456	12,185
Carmila SA	3,556	109,197
Fonciere Des Regions	6,354	700,126
Gecina SA	7,500	1,468,740
ICADE	5,727	622,834
Klepierre SA	32,605	1,494,325
Mercialys SA	6,669	152,201
Unibail-Rodamco SE	16,080	4,138,542

		8,698,150
GERMANY — 22.95%
ADLER Real Estate AGa	4,931	79,488
ADO Properties SAb	4,721	255,243
alstria office REIT AG	21,519	340,453
Deutsche Euroshop AG	8,308	327,257
Deutsche Wohnen SE Bearer	57,612	2,612,434
DIC Asset AG	7,047	90,773
Grand City Properties SA	17,644	430,149
Hamborner REIT AG	12,232	152,380
LEG Immobilien AG	10,267	1,161,599
TAG Immobilien AG	23,824	471,595

Security	Shares	Value
TLG Immobilien AG	13,729	$387,552
Vonovia SE	78,796	3,897,940

		10,206,863
IRELAND — 1.22%
Green REIT PLC	112,300	222,717
Hibernia REIT PLC	112,650	214,992
Irish Residential Properties REIT PLC	57,155	106,801

		544,510
ITALY — 0.50%
Beni Stabili SpA SIIQ	164,732	152,988
Immobiliare Grande Distribuzione SIIQ SpA	58,659	68,690

		221,678
NETHERLANDS — 2.17%
Eurocommercial Properties NV	7,643	361,618
NSI NV	2,875	127,502
VastNed Retail NV	2,932	148,476
Wereldhave NV	6,550	326,468

		964,064
NORWAY — 0.61%
Entra ASA[b]	17,835	270,907

		270,907
SPAIN — 4.30%
Axiare Patrimonio SOCIMI SA	8,800	192,723
Hispania Activos Inmobiliarios SOCIMI SA	14,325	300,694
Inmobiliaria Colonial SOCIMI SA	41,668	466,912
Lar Espana Real Estate SOCIMI SA	14,571	165,363
Merlin Properties SOCIMI SA	54,433	785,917

		1,911,609
SWEDEN — 8.11%
Castellum AB	43,785	757,019
Catena AB	2,482	50,560
D. Carnegie & Co. ABa	5,807	90,789
Dios Fastigheter AB	13,802	98,052
Fabege AB	21,386	469,133
Fastighets AB Balder Class Ba,c	15,719	420,267
Hemfosa Fastigheter AB	24,331	335,173
Hufvudstaden AB Class A	17,815	287,598
Klovern AB Class B	91,663	121,953

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2018

Security	Shares	Value
Kungsleden AB	30,552	$217,048
Pandox AB	10,884	205,084
Wallenstam AB Class B	31,008	294,506
Wihlborgs Fastigheter AB	10,749	262,344

		3,609,526
SWITZERLAND — 5.35%
Allreal Holding AG Registered	2,331	405,969
Mobimo Holding AG Registered	1,016	284,165
PSP Swiss Property AG Registered	6,332	623,596
Swiss Prime Site AG Registered	10,996	1,064,587

		2,378,317
UNITED KINGDOM — 28.57%
Assura PLC	343,129	300,575
Big Yellow Group PLC	23,506	289,977
British Land Co. PLC (The)	162,713	1,547,047
Capital & Counties Properties PLC	118,557	497,352
Capital & Regional PLC	87,183	69,924
Custodian Reit PLC	55,377	92,136
Daejan Holdings PLC	743	62,867
Derwent London PLC	16,226	675,151
Empiric Student Property PLC	95,603	119,638
F&C Commercial Property Trust Ltd.	85,055	174,655
F&C UK REIT	39,665	59,508
GCP Student Living PLC	62,764	127,276
Grainger PLC	66,341	272,266
Great Portland Estates PLC	52,850	499,783
Hammerson PLC	128,595	901,542
Hansteen Holdings PLC	65,874	133,020
Helical PLC	16,087	72,633
Intu Properties PLC	143,677	460,528
Land Securities Group PLC	115,527	1,645,809
LondonMetric Property PLC	103,462	263,654
Medicx Fund Ltd.	69,106	81,369
NewRiver REIT PLC	48,183	205,899
Phoenix Spree Deutschland Ltd.	12,781	70,883
Picton Property Income Ltd. (The)	87,657	109,694
Primary Health Properties PLC	92,879	152,683
RDI REIT PLC	204,637	102,142
Regional REIT Ltd.[b]	45,157	64,858
Safestore Holdings PLC	32,918	233,494
Schroder REIT Ltd.	85,107	76,126
Segro PLC	161,700	1,336,903

Security	Shares	Value
Shaftesbury PLC	37,122	$527,894
Standard Life Investment Property Income Trust Ltd.	64,168	85,775
Target Healthcare REIT Ltd.	40,925	66,927
Tritax Big Box REIT PLC	220,724	467,996
UK Commercial Property Trust Ltd./fund	106,853	137,363
UNITE Group PLC (The)	38,541	436,814
Workspace Group PLC	19,476	286,652

		12,708,813

TOTAL COMMON STOCKS		44,343,752
(Cost: $41,043,811)

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	130,919	130,945
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	3,175	3,175

		134,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,105)		134,120

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $41,177,916)		44,477,872
Other Assets, Less Liabilities — 0.01%		2,524

NET ASSETS — 100.00%		$44,480,396

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	318,995	—	(188,076)[a]	130,919	$130,945	$7,808	[b]	$(139)	$(65)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,687	—	(24,512)[a]	3,175	3,175	135		—	—

					$134,120	$7,943		$(139)	$(65)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$44,343,752	$—	$—	$44,343,752
Money market funds	134,120	—	—	134,120

Total	$44,477,872	$—	$—	$44,477,872

40

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 7.28%
BWP Trust	368,401	$894,938
Charter Hall Retail REIT	260,949	809,292
Cromwell Property Group	1,147,659	920,024
Dexus	745,387	5,752,090
Goodman Group	1,281,187	8,392,899
GPT Group (The)	1,318,643	5,370,889
Investa Office Fund	410,542	1,472,693
Mirvac Group	2,708,846	4,825,674
Scentre Group	3,774,104	12,682,736
Shopping Centres Australasia Property Group	570,642	1,039,674
Stockland	1,781,518	6,087,706
Vicinity Centres	2,428,389	5,289,584
Westfield Corp.	1,415,926	10,479,432

		64,017,631
BELGIUM — 0.82%
Aedifica SA	12,475	1,204,407
Befimmo SA	14,917	1,010,908
Cofinimmo SA	15,603	2,107,019
Intervest Offices & Warehouses NV	14,586	419,739
Leasinvest Real Estate SCA	2,174	263,785
Retail Estates NV	4,187	385,459
Warehouses De Pauw CVA	11,562	1,436,016
Wereldhave Belgium NV	2,167	245,658
Xior Student Housing NV	3,343	160,751

		7,233,742
CANADA — 3.26%
Allied Properties REIT	62,247	2,097,985
Artis REIT	117,934	1,350,591
Boardwalk REIT[a]	29,278	1,061,964
Canadian Apartment Properties REIT	99,370	2,928,817
Canadian REIT	54,429	1,975,123
Cominar REIT	139,135	1,643,287
Crombie REIT	63,539	691,401
Dream Global REIT	99,788	1,011,016
Dream Office REIT	60,034	1,109,811
Granite REIT	34,274	1,414,429
H&R REIT	217,847	3,732,440

Security	Shares	Value
Killam Apartment REIT	46,513	$513,336
Northview Apartment Real Estate Investment Trust	37,686	763,027
Pure Industrial Real Estate Trust	219,109	1,443,046
RioCan REIT	239,887	4,710,338
SmartCentres Real Estate Investment Trust	87,962	2,168,847

		28,615,458
CHINA — 0.11%
Spring REIT[a]	845,000	368,404
Yuexiu REIT	932,000	617,246

		985,650
FRANCE — 4.47%
Carmila SA	15,645	480,423
Fonciere Des Regions	28,555	3,146,379
Gecina SA	32,717	6,407,034
ICADE	25,906	2,817,381
Klepierre SA	152,049	6,968,582
Mercialys SA	31,600	721,180
Unibail-Rodamco SE	72,959	18,777,607

		39,318,586
GERMANY — 0.27%
alstria office REIT AG	100,839	1,595,377
Hamborner REIT AG	60,880	758,413

		2,353,790
GREECE — 0.00%
Grivalia Properties REIC AE	1,008	11,678

		11,678
HONG KONG — 1.76%
Champion REIT	1,495,000	1,110,530
Link REIT	1,623,500	14,363,858

		15,474,388
IRELAND — 0.30%
Green REIT PLC	535,067	1,061,163
Hibernia REIT PLC	538,728	1,028,157
Irish Residential Properties REIT PLC	286,692	535,720

		2,625,040
ITALY — 0.12%
Beni Stabili SpA SIIQ	768,673	713,872

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2018

Security	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA	271,000	$317,342

		1,031,214
JAPAN — 6.97%
Activia Properties Inc.	430	1,912,556
Advance Residence Investment Corp.	925	2,372,773
AEON REIT Investment Corp.[a]	1,089	1,192,208
Daiwa House REIT Investment Corp.	1,088	2,673,277
Frontier Real Estate Investment Corp.	323	1,349,347
Fukuoka REIT Corp.	684	1,149,243
GLP J-REIT	2,052	2,379,948
Hulic Reit Inc.	738	1,157,488
Industrial & Infrastructure Fund Investment Corp.	1,064	1,216,501
Invincible Investment Corp.	3,533	1,637,761
Japan Excellent Inc.	869	1,106,601
Japan Hotel REIT Investment Corp.	2,985	2,212,327
Japan Logistics Fund Inc.	724	1,365,687
Japan Prime Realty Investment Corp.	685	2,422,335
Japan Real Estate Investment Corp.	895	4,599,835
Japan Rental Housing Investments Inc.	1,368	1,080,313
Japan Retail Fund Investment Corp.	2,086	4,156,521
Kenedix Office Investment Corp.	263	1,660,089
Mori Hills REIT Investment Corp.	1,033	1,297,461
Mori Trust Sogo REIT Inc.	758	1,131,219
Nippon Accommodations Fund Inc.	335	1,517,635
Nippon Building Fund Inc.	928	4,973,478
Nippon Prologis REIT Inc.	1,410	3,235,811
Nomura Real Estate Master Fund Inc.	2,895	4,031,332
Orix JREIT Inc.	2,052	3,160,104
Premier Investment Corp.	903	962,935
Sekisui House Residential Investment Corp.	820	943,539

Security	Shares	Value
TOKYU REIT Inc.	684	$870,392
United Urban Investment Corp.	2,184	3,451,422

		61,220,138
MEXICO — 0.73%
Concentradora Fibra Danhos SA de CV	71,761	119,338
Concentradora Fibra Hotelera Mexicana SA de CVb	287,088	172,120
Fibra Uno Administracion SA de CV	2,337,310	3,684,399
Macquarie Mexico Real Estate Management SA de CV	770,010	852,850
PLA Administradora Industrial S. de RL de CV	571,929	875,084
Prologis Property Mexico SA de CV	414,912	755,197

		6,458,988
NETHERLANDS — 0.51%
Eurocommercial Properties NV	34,694	1,641,498
NSI NV	13,571	601,856
VastNed Retail NV	14,255	721,870
Wereldhave NV	30,589	1,524,632

		4,489,856
NEW ZEALAND — 0.13%
Kiwi Property Group Ltd.[a]	1,123,933	1,147,915

		1,147,915
SINGAPORE — 2.82%
Ascendas REIT	1,792,150	3,778,135
Ascott Residence Trust[a]	1,026,932	988,340
CapitaLand Commercial Trust	1,699,764	2,427,863
CapitaLand Mall Trust	1,712,100	2,746,265
CapitaLand Retail China Trust	482,100	622,326
CDL Hospitality Trusts	633,600	880,806
First REIT[a]	623,400	671,398
Fortune REIT	859,000	1,079,591
Keppel REIT[a]	1,516,300	1,494,063
Lippo Malls Indonesia Retail Trust	1,770,400	567,956
Mapletree Commercial Trust	1,512,292	1,952,164
Mapletree Greater China Commercial Trust	1,525,600	1,468,268
Mapletree Industrial Trust	982,300	1,590,648

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2018

Security	Shares	Value
Mapletree Logistics Trust	1,359,440	$1,422,573
Suntec REIT	1,927,700	3,047,921

		24,738,317
SOUTH AFRICA — 1.48%
Arrowhead Properties Ltd. Class A	792,320	447,082
Delta Property Fund Ltd.	437,302	230,920
Emira Property Fund Ltd.	344,575	429,204
Growthpoint Properties Ltd.	2,034,329	4,756,120
Hyprop Investments Ltd.	184,691	1,804,329
Rebosis Property Fund Ltd.	367,576	315,452
Redefine Properties Ltd.	3,746,724	3,414,217
SA Corporate Real Estate Ltd.	1,834,126	775,434
Vukile Property Fund Ltd.	495,701	862,506

		13,035,264
SPAIN — 1.01%
Axiare Patrimonio SOCIMI SA	45,038	986,345
Hispania Activos Inmobiliarios SOCIMI SA	64,834	1,360,924
Inmobiliaria Colonial SOCIMI SA	188,628	2,113,676
Lar Espana Real Estate SOCIMI SA	63,440	719,967
Merlin Properties SOCIMI SA	254,707	3,677,523

		8,858,435
TURKEY — 0.16%
Dogus Gayrimenkul Yatirim Ortakligi ASa,c	81,674	70,540
Emlak Konut Gayrimenkul Yatirim Ortakligi ASc	1,336,632	944,201
Is Gayrimenkul Yatirim Ortakligi AS	640,626	247,616
Torunlar Gayrimenkul Yatirim Ortakligi AS	129,367	113,801

		1,376,158
UNITED KINGDOM — 5.87%
Assura PLC	813,727	712,811
Big Yellow Group PLC	114,435	1,411,703
British Land Co. PLC (The)	742,005	7,054,856
Capital & Regional PLC	692,985	555,799
Custodian Reit PLC	277,288	461,352
Derwent London PLC	73,783	3,070,051

Security	Shares	Value
Empiric Student Property PLC	539,796	$675,503
F&C UK REIT	226,206	339,369
GCP Student Living PLC	276,493	560,685
Great Portland Estates PLC	247,897	2,344,271
Hammerson PLC	596,905	4,184,727
Hansteen Holdings PLC	309,858	625,700
Intu Properties PLC	544,741	1,746,059
Land Securities Group PLC	519,461	7,400,293
LondonMetric Property PLC	509,942	1,299,492
NewRiver REIT PLC	246,566	1,053,641
Primary Health Properties PLC[a]	495,728	814,922
RDI REIT PLC	1,111,919	555,003
Regional REIT Ltd.[b]	240,528	345,463
Safestore Holdings PLC	151,741	1,076,327
Schroder REIT Ltd.	356,209	318,618
Segro PLC	738,568	6,106,333
Shaftesbury PLC	171,102	2,433,157
Standard Life Investment Property Income Trust Ltd.	394,296	527,066
Target Healthcare REIT Ltd.	230,225	376,500
Tritax Big Box REIT PLC	1,043,713	2,212,961
UNITE Group PLC (The)	175,848	1,993,016
Workspace Group PLC	88,573	1,303,637

		51,559,315
UNITED STATES — 61.55%
Acadia Realty Trust	63,286	1,554,304
Agree Realty Corp.	19,667	946,769
Alexander’s Inc.	1,654	600,997
Alexandria Real Estate Equities Inc.	68,068	8,828,420
American Assets Trust Inc.	30,615	1,079,485
American Campus Communities Inc.	100,059	3,848,269
American Homes 4 Rent Class A	176,317	3,665,630
Apartment Investment & Management Co. Class A	115,202	4,820,052
Apple Hospitality REIT Inc.	159,479	3,108,246
Ashford Hospitality Trust Inc.	46,433	299,029
AvalonBay Communities Inc.	100,988	17,208,355
Boston Properties Inc.	113,039	13,984,055
Brandywine Realty Trust	131,643	2,361,675
Brixmor Property Group Inc.	229,446	3,723,909
Camden Property Trust	66,194	5,729,753

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2018

Security	Shares	Value
CareTrust REIT Inc.	57,153	$908,161
CBL & Associates Properties Inc.	113,610	631,672
Cedar Realty Trust Inc.	66,741	341,047
Chatham Lodging Trust	30,219	676,906
Chesapeake Lodging Trust	44,230	1,210,575
Columbia Property Trust Inc.	93,971	2,057,025
Corporate Office Properties Trust	74,343	2,029,564
Cousins Properties Inc.	307,984	2,771,856
CubeSmart	133,631	3,678,861
DCT Industrial Trust Inc.	67,575	3,999,764
DDR Corp.	238,912	1,939,965
DiamondRock Hospitality Co.	149,699	1,760,460
Digital Realty Trust Inc.[a]	149,818	16,772,125
Douglas Emmett Inc.	112,914	4,366,384
Duke Realty Corp.	260,186	6,871,512
Easterly Government Properties Inc.	25,717	535,685
EastGroup Properties Inc.	24,078	2,090,211
Education Realty Trust Inc.	55,797	1,842,975
Empire State Realty Trust Inc. Class Aa	96,108	1,878,911
EPR Properties	47,234	2,789,640
Equity Commonwealth[c]	90,582	2,709,308
Equity LifeStyle Properties Inc.	60,590	5,230,129
Equity Residential	260,974	16,078,608
Essex Property Trust Inc.	47,795	11,135,279
Extra Space Storage Inc.	89,299	7,454,681
Federal Realty Investment Trust	53,890	6,509,912
First Industrial Realty Trust Inc.	87,890	2,712,285
Forest City Realty Trust Inc. Class A	178,453	4,188,292
Four Corners Property Trust Inc.	42,941	1,013,408
Franklin Street Properties Corp.	81,742	828,864
Gaming and Leisure Properties Inc.	149,323	5,441,330
Getty Realty Corp.[a]	24,537	643,851
GGP Inc.	452,989	10,432,337
Global Net Lease Inc.[a]	60,574	1,110,927
Government Properties Income Trust[a]	1,741	29,876
Gramercy Property Trust	113,843	2,873,397
HCP Inc.	346,456	8,342,661
Healthcare Realty Trust Inc.	89,993	2,688,091

Security	Shares	Value
Healthcare Trust of America Inc. Class A	146,966	$4,057,731
Hersha Hospitality Trust	35,377	656,243
Highwoods Properties Inc.	77,713	3,720,898
Hospitality Properties Trust	32,018	909,631
Host Hotels & Resorts Inc.	537,779	11,164,292
Hudson Pacific Properties Inc.	115,149	3,681,314
Investors Real Estate Trust	98,712	559,697
Invitation Homes Inc.	216,447	4,867,893
JBG SMITH Properties	65,435	2,208,431
Kilroy Realty Corp.	70,935	5,059,084
Kimco Realty Corp.	307,725	4,895,905
Kite Realty Group Trust	61,945	1,044,393
LaSalle Hotel Properties	85,272	2,604,207
Lexington Realty Trust	181,766	1,639,529
Liberty Property Trust	108,959	4,511,992
Life Storage Inc.	34,287	2,849,250
LTC Properties Inc.	29,577	1,212,065
Macerich Co. (The)	100,818	6,509,818
Mack-Cali Realty Corp.	70,980	1,424,569
Medical Properties Trust Inc.	269,779	3,528,709
Mid-America Apartment Communities Inc.	83,232	7,937,836
Monmouth Real Estate Investment Corp.	53,279	910,538
National Health Investors Inc.	29,221	2,060,957
National Retail Properties Inc.	109,723	4,353,809
National Storage Affiliates Trust	31,942	810,369
New Senior Investment Group Inc.	48,761	373,509
Omega Healthcare Investors Inc.[a]	146,297	3,955,871
Paramount Group Inc.	151,337	2,274,595
Park Hotels & Resorts Inc.	99,974	2,890,248
Pebblebrook Hotel Trust[a]	50,479	1,968,681
Pennsylvania REIT[a]	56,487	630,395
Physicians Realty Trust	133,413	2,174,632
Piedmont Office Realty Trust Inc. Class A	110,349	2,154,013
Prologis Inc.	386,030	25,134,413
PS Business Parks Inc.	14,919	1,821,759
Public Storage	109,050	21,347,628
QTS Realty Trust Inc. Class A	34,716	1,728,857
Quality Care Properties Inc.[c]	70,981	958,244

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2018

Security	Shares	Value
Ramco-Gershenson Properties Trust	62,087	$820,790
Realty Income Corp.[a]	204,486	10,876,610
Regency Centers Corp.[a]	109,807	6,907,958
Retail Opportunity Investments Corp.	81,213	1,491,883
Retail Properties of America Inc. Class A	176,374	2,125,307
Rexford Industrial Realty Inc.	53,724	1,595,066
RLJ Lodging Trust	126,772	2,930,969
Ryman Hospitality Properties Inc.	32,628	2,497,673
Sabra Health Care REIT Inc.	132,764	2,403,028
Saul Centers Inc.	9,483	519,005
Select Income REIT	51,889	1,160,238
Senior Housing Properties Trust	52,476	909,409
Seritage Growth Properties Class A	18,364	756,597
Simon Property Group Inc.	228,751	37,371,051
SL Green Realty Corp.	70,900	7,126,868
Spirit Realty Capital Inc.	354,241	2,894,149
STAG Industrial Inc.	69,541	1,760,778
STORE Capital Corp.	125,985	3,087,892
Summit Hotel Properties Inc.	77,774	1,204,719
Sun Communities Inc.	56,634	5,031,365
Sunstone Hotel Investors Inc.	167,068	2,815,096
Tanger Factory Outlet Centers Inc.[a]	70,931	1,786,043
Taubman Centers Inc.	44,274	2,729,492
Terreno Realty Corp.	37,040	1,318,624
Tier REIT Inc.	37,069	719,509
UDR Inc.	197,525	7,215,588
Universal Health Realty Income Trust[a]	9,818	653,388
Urban Edge Properties	66,203	1,547,826
Urstadt Biddle Properties Inc. Class A	24,069	467,420
Ventas Inc.	260,847	14,599,607
VEREIT Inc.	731,770	5,268,744
Vornado Realty Trust	126,168	9,043,722
Washington Prime Group Inc.[a]	139,587	918,482
Washington REIT	57,263	1,641,158
Weingarten Realty Investors	89,986	2,659,086
Welltower Inc.	269,649	16,170,851
WP Carey Inc.[a]	78,448	5,084,215

Security	Shares	Value
Xenia Hotels & Resorts Inc.	81,707	$1,813,895

		540,851,589

TOTAL COMMON STOCKS
(Cost: $885,537,902)		875,403,152

SHORT-TERM INVESTMENTS — 3.89%

MONEY MARKET FUNDS — 3.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	33,231,864	33,238,511
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	966,684	966,684

		34,205,195

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,203,236)		34,205,195

TOTAL INVESTMENTS IN SECURITIES — 103.51%
(Cost: $919,741,138)		909,608,347

Other Assets, Less Liabilities — (3.51)%		(30,852,699)

NET ASSETS — 100.00%		$878,755,648

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,058,407	17,173,457	[a]	—	33,231,864	$33,238,511	$75,790	[b]	$(5,291)	$(189)
BlackRock Cash Funds: Treasury, SL Agency Shares	367,526	599,158	[a]	—	966,684	966,684	5,935		—	—

						$34,205,195	$81,725		$(5,291)	$(189)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$875,403,152	$—	$—	$875,403,152
Money market funds	34,205,195	—	—	34,205,195

Total	$909,608,347	$—	$—	$909,608,347

46

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.45%

AUSTRALIA — 11.65%
BGP Holdings PLC[a,b]	6,603,392	$82
BWP Trust	434,812	1,056,267
Charter Hall Retail REIT	302,948	939,546
Cromwell Property Group	1,329,452	1,065,759
Dexus	908,711	7,012,448
Goodman Group	1,571,556	10,295,071
GPT Group (The)	1,613,320	6,571,121
Investa Office Fund	487,812	1,749,876
Mirvac Group	3,317,164	5,909,362
Scentre Group	4,581,532	15,396,067
Shopping Centres Australasia Property Group	662,794	1,207,569
Stockland	2,163,884	7,394,306
Vicinity Centres	2,883,931	6,281,858
Westfield Corp.	1,711,264	12,665,262

		77,544,594
AUSTRIA — 0.80%
BUWOG AG	96,120	3,460,530
CA Immobilien Anlagen AG	61,056	1,881,738

		5,342,268
BELGIUM — 1.30%
Aedifica SA	15,900	1,535,076
Befimmo SA	17,385	1,178,161
Cofinimmo SA	18,444	2,490,666
Intervest Offices & Warehouses NV	14,416	414,847
Leasinvest Real Estate SCA	1,908	231,509
Retail Estates NV	5,088	468,406
Warehouses De Pauw CVA	14,741	1,830,852
Wereldhave Belgium NV	2,123	240,670
Xior Student Housing NV	5,539	266,348

		8,656,535
CANADA — 5.91%
Allied Properties REIT	82,903	2,794,179
Artis REIT	135,892	1,556,248
Boardwalk REIT[c]	34,344	1,245,717
Canadian Apartment Properties REIT	119,992	3,536,627
Canadian REIT	64,872	2,354,079
Chartwell Retirement Residences	170,486	2,167,813
Cominar REIT	166,632	1,968,046

Security	Shares	Value
Crombie REIT	80,136	$872,002
Dream Global REIT	146,068	1,479,908
Dream Office REIT	67,840	1,254,115
First Capital Realty Inc.	133,152	2,232,495
Granite REIT	41,765	1,723,570
H&R REIT	259,488	4,445,888
Killam Apartment REIT	67,416	744,030
Northview Apartment Real Estate Investment Trust	44,534	901,679
Pure Industrial Real Estate Trust	267,341	1,760,700
RioCan REIT	290,016	5,694,653
SmartCentres Real Estate Investment Trust	104,516	2,577,014

		39,308,763
FINLAND — 0.24%
Citycon OYJ	352,132	981,741
Technopolis OYJ	124,020	626,489

		1,608,230
FRANCE — 7.20%
ANF Immobilier	2,553	68,219
Carmila SA	19,597	601,780
Fonciere Des Regions	34,980	3,854,328
Gecina SA	41,163	8,061,031
ICADE	31,588	3,435,322
Klepierre SA	179,776	8,239,342
Mercialys SA	37,100	846,702
Unibail-Rodamco SE	88,616	22,807,281

		47,914,005
GERMANY — 8.46%
ADLER Real Estate AGb	26,248	423,118
ADO Properties SAd	26,347	1,424,466
alstria office REIT AG	119,144	1,884,981
Deutsche Euroshop AG	46,216	1,820,477
Deutsche Wohnen SE Bearer	317,576	14,400,584
DIC Asset AG	39,644	510,657
Grand City Properties SA	96,460	2,351,631
Hamborner REIT AG	70,385	876,821
LEG Immobilien AG	56,604	6,404,123
TAG Immobilien AG	131,887	2,610,700
TLG Immobilien AG	74,684	2,108,233
Vonovia SE	434,860	21,511,980

		56,327,771

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2018

Security	Shares	Value
HONG KONG — 17.18%
Champion REIT	1,696,000	$1,259,838
CK Asset Holdings Ltd.	2,438,000	23,268,921
Hang Lung Properties Ltd.	1,908,000	5,049,652
Henderson Land Development Co. Ltd.	956,035	6,686,115
Hongkong Land Holdings Ltd.	1,017,600	7,326,720
Hysan Development Co. Ltd.	543,000	3,033,849
Link REIT	2,014,000	17,818,793
New World Development Co. Ltd.	4,876,333	7,892,958
Sino Land Co. Ltd.	2,644,800	4,876,080
Sun Hung Kai Properties Ltd.	1,272,000	22,101,375
Swire Properties Ltd.	890,400	3,113,546
Wharf Holdings Ltd. (The)	1,078,900	4,421,015
Wharf Real Estate Investment Co. Ltd.[b]	1,084,900	7,497,183

		114,346,045
IRELAND — 0.46%
Green REIT PLC	618,917	1,227,458
Hibernia REIT PLC	626,884	1,196,402
Irish Residential Properties REIT PLC	330,084	616,803

		3,040,663
ISRAEL — 0.22%
Azrieli Group Ltd.	26,592	1,452,770

		1,452,770
ITALY — 0.18%
Beni Stabili SpA SIIQ	913,296	848,184
Immobiliare Grande Distribuzione SIIQ SpA	325,632	381,317

		1,229,501
JAPAN — 21.82%
Activia Properties Inc.	522	2,321,754
Advance Residence Investment Corp.	1,142	2,929,412
Aeon Mall Co. Ltd.	106,000	2,331,602
AEON REIT Investment Corp.[c]	1,272	1,392,552
Daiwa House REIT Investment Corp.	1,350	3,317,026
Daiwa Office Investment Corp.	230	1,327,470
Frontier Real Estate Investment Corp.	424	1,771,279

Security	Shares	Value
Fukuoka REIT Corp.	636	$1,068,594
GLP J-REIT	2,120	2,458,816
Hulic Co. Ltd.	318,000	4,026,165
Hulic Reit Inc.	848	1,330,013
Industrial & Infrastructure Fund Investment Corp.	1,256	1,436,020
Invincible Investment Corp.	3,392	1,572,399
Japan Excellent Inc.	1,060	1,349,824
Japan Hotel REIT Investment Corp.	3,604	2,671,097
Japan Logistics Fund Inc.	848	1,599,590
Japan Prime Realty Investment Corp.	734	2,595,612
Japan Real Estate Investment Corp.	1,108	5,694,545
Japan Rental Housing Investments Inc.	1,272	1,004,502
Japan Retail Fund Investment Corp.	2,332	4,646,695
Kenedix Office Investment Corp.	306	1,931,510
Kenedix Retail REIT Corp.	424	957,889
Mitsubishi Estate Co. Ltd.	1,060,000	20,281,343
Mitsui Fudosan Co. Ltd.	848,000	22,199,258
Mori Hills REIT Investment Corp.	1,272	1,597,647
Mori Trust Sogo REIT Inc.	908	1,355,075
Nippon Accommodations Fund Inc.	424	1,920,828
Nippon Building Fund Inc.	1,150	6,163,254
Nippon Prologis REIT Inc.	1,611	3,697,087
Nomura Real Estate Holdings Inc.	106,000	2,536,503
Nomura Real Estate Master Fund Inc.	3,604	5,018,625
NTT Urban Development Corp.	84,800	1,108,603
Orix JREIT Inc.	2,332	3,591,308
Premier Investment Corp.	1,060	1,130,356
Sekisui House Reit Inc.	848	1,153,662
Sekisui House Residential Investment Corp.	848	975,757
Sumitomo Realty & Development Co. Ltd.	381,000	14,611,021
Tokyo Tatemono Co. Ltd.	190,800	3,060,701
TOKYU REIT Inc.	848	1,079,082
United Urban Investment Corp.	2,544	4,020,338

		145,234,814
NETHERLANDS — 0.80%
Eurocommercial Properties NV	41,976	1,986,036
NSI NV	16,035	711,132

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2018

Security	Shares	Value
VastNed Retail NV	16,536	$837,379
Wereldhave NV	35,828	1,785,756

		5,320,303
NEW ZEALAND — 0.20%
Kiwi Property Group Ltd.	1,277,237	1,304,490

		1,304,490
NORWAY — 0.22%
Entra ASA[d]	96,884	1,471,630

		1,471,630
SINGAPORE — 5.76%
Ascendas REIT	2,098,895	4,424,802
CapitaLand Commercial Trust	2,059,667	2,941,932
CapitaLand Ltd.	2,247,200	6,591,237
CapitaLand Mall Trust	2,056,400	3,298,533
CDL Hospitality Trusts	671,900	934,050
City Developments Ltd.	424,000	4,294,409
Fortune REIT	1,272,000	1,598,650
Keppel REIT[c]	1,696,000	1,671,127
Mapletree Commercial Trust	1,674,855	2,162,011
Mapletree Industrial Trust	1,144,800	1,853,786
Mapletree Logistics Trust	1,780,861	1,863,565
Suntec REIT	2,268,400	3,586,609
UOL Group Ltd.	445,200	3,111,503

		38,332,214
SPAIN — 1.58%
Axiare Patrimonio SOCIMI SA	49,396	1,081,787
Hispania Activos Inmobiliarios SOCIMI SA	79,106	1,660,506
Inmobiliaria Colonial SOCIMI SA	228,960	2,565,617
Lar Espana Real Estate SOCIMI SA	80,023	908,164
Merlin Properties SOCIMI SA	299,425	4,323,172

		10,539,246
SWEDEN — 2.98%
Castellum AB	241,308	4,172,083
Catena AB	14,011	285,411
D. Carnegie & Co. ABb	31,165	487,245
Dios Fastigheter AB	75,616	537,192
Fabege AB	117,660	2,581,045
Fastighets AB Balder Class Bb	86,708	2,318,248
Hemfosa Fastigheter AB	134,007	1,846,019
Hufvudstaden AB Class A	97,732	1,577,747
Klovern AB Class B	512,850	682,320

Security	Shares	Value
Kungsleden AB	167,812	$1,192,171
Pandox AB	60,632	1,142,471
Wallenstam AB Class B	168,592	1,601,243
Wihlborgs Fastigheter AB	58,936	1,438,415

		19,861,610
SWITZERLAND — 1.98%
Allreal Holding AG Registered	12,720	2,215,327
Mobimo Holding AG Registered	5,512	1,541,652
PSP Swiss Property AG Registered	34,980	3,444,943
Swiss Prime Site AG Registered	61,576	5,961,532

		13,163,454
UNITED KINGDOM — 10.51%
Assura PLC	1,902,560	1,666,610
Big Yellow Group PLC	129,532	1,597,944
British Land Co. PLC (The)	895,701	8,516,171
Capital & Counties Properties PLC[c]	649,568	2,724,969
Capital & Regional PLC	485,056	389,033
Custodian Reit PLC	316,940	527,324
Daejan Holdings PLC	3,816	322,879
Derwent London PLC	89,252	3,713,704
Empiric Student Property PLC	532,756	666,693
F&C Commercial Property Trust Ltd.	470,428	965,996
F&C UK REIT	203,944	305,970
GCP Student Living PLC	365,667	741,515
Grainger PLC	362,944	1,489,536
Great Portland Estates PLC	289,673	2,739,332
Hammerson PLC	706,172	4,950,766
Hansteen Holdings PLC	358,592	724,109
Helical PLC	87,980	397,231
Intu Properties PLC	790,972	2,535,304
Land Securities Group PLC	635,051	9,047,000
LondonMetric Property PLC	570,707	1,454,341
Medicx Fund Ltd.	368,244	433,592
NewRiver REIT PLC[c]	268,016	1,145,302
Phoenix Spree Deutschland Ltd.	67,628	375,065
Picton Property Income Ltd. (The)	496,745	621,629
Primary Health Properties PLC	530,091	871,411
RDI REIT PLC	1,146,403	572,215
Regional REIT Ltd.[d]	244,436	351,076
Safestore Holdings PLC	181,167	1,285,051
Schroder REIT Ltd.	466,402	417,182
Segro PLC	889,128	7,351,133
Shaftesbury PLC	203,964	2,900,471

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2018

Security	Shares	Value
Standard Life Investment Property Income Trust Ltd.	349,588	$467,304
Target Healthcare REIT Ltd.	229,596	375,472
Tritax Big Box REIT PLC	1,222,316	2,591,648
UK Commercial Property Trust Ltd./fund	592,752	762,003
UNITE Group PLC (The)	211,893	2,401,540
Workspace Group PLC	106,636	1,569,492

		69,968,013

TOTAL COMMON STOCKS
(Cost: $611,650,206)		661,966,919

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	5,841,660	5,842,828
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	432,711	432,711

		6,275,539

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,275,052)		6,275,539

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $617,925,258)		668,242,458
Other Assets, Less Liabilities — (0.39)%		(2,627,315)

NET ASSETS — 100.00%		$665,615,143

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,245,151	—	(403,491)[a]	5,841,660	$5,842,828	$66,618	[b]	$19	$(733)
BlackRock Cash Funds: Treasury, SL Agency Shares	511,831	—	(79,120)[a]	432,711	432,711	3,688		—	—

					$6,275,539	$70,306		$19	$(733)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	37	Mar 2018	$3,969	$166,267

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$661,966,837	$—	$82	$661,966,919
Money market funds	6,275,539	—	—	6,275,539

Total	$668,242,376	$—	$82	$668,242,458

Derivative financial instruments[a]
Assets
Futures contracts	$166,267	$—	$—	$166,267

Total	$166,267	$—	$—	$166,267

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

51

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.51%

AUSTRALIA — 15.69%
Amcor Ltd./Australia	1,709,561	$20,155,657
APA Group	2,136,745	13,945,648
AusNet Services	2,666,992	3,660,517
Australia & New Zealand Banking Group Ltd.	2,259,262	52,285,323
Bendigo & Adelaide Bank Ltd.	2,587,156	24,531,861
Commonwealth Bank of Australia	2,281,155	145,685,931
Flight Centre Travel Group Ltd.	2,131,073	88,059,228
Harvey Norman Holdings Ltd.	2,795,889	10,233,150
Macquarie Group Ltd.	2,210,388	184,588,444
National Australia Bank Ltd.	2,728,764	64,366,136
Suncorp Group Ltd.	2,502,427	27,679,809
Sydney Airport	2,293,839	12,649,141
Tabcorp Holdings Ltd.	2,909,881	12,181,948
Telstra Corp. Ltd.	2,993,507	8,896,052
Wesfarmers Ltd.	2,082,558	73,879,056
Westpac Banking Corp.	2,500,129	62,677,887

		805,475,788
AUSTRIA — 1.17%
Oesterreichische Post AG	1,261,907	60,271,293

		60,271,293
BELGIUM — 1.01%
Proximus SADP	1,534,976	51,935,271

		51,935,271
CANADA — 6.53%
Bank of Nova Scotia (The)	872,871	58,141,597
Canadian Imperial Bank of Commerce	963,306	95,682,821
Corus Entertainment Inc. Class B	2,311,191	15,899,623
Emera Inc.	1,143,679	42,415,450
IGM Financial Inc.	1,230,795	44,071,259
National Bank of Canada	870,958	45,320,910
Russel Metals Inc.	1,320,377	33,643,057

		335,174,717
DENMARK — 0.99%
Tryg A/S	2,090,999	51,065,708

		51,065,708
FINLAND — 5.72%
Elisa OYJ	1,537,905	65,636,878
Fortum OYJ	2,530,457	55,055,232

Security	Shares	Value
Metso OYJ	1,208,007	$42,362,238
Nokian Renkaat OYJ	1,299,138	65,836,582
Stora Enso OYJ Class R	1,083,056	18,646,186
UPM-Kymmene OYJ	1,357,227	45,887,393

		293,424,509
FRANCE — 9.94%
Bouygues SA	1,310,863	73,109,775
Casino Guichard Perrachon SA	1,952,319	114,527,695
CNP Assurances	1,352,389	34,773,017
Engie SA	2,495,058	43,452,910
Lagardere SCA	1,633,993	51,132,953
Natixis SA	1,923,053	17,569,654
Orange SA	1,540,651	27,915,733
SES SA	2,753,622	43,119,195
TOTAL SA	1,803,958	104,801,971

		510,402,903
GERMANY — 1.74%
Freenet AG	1,222,119	46,982,970
ProSiebenSat.1 Media SE Registered	1,104,664	42,371,217

		89,354,187
HONG KONG — 3.04%
New World Development Co. Ltd.	10,795,000	17,473,065
PCCW Ltd.	18,227,000	10,510,042
SJM Holdings Ltd.	8,036,000	8,034,510
VTech Holdings Ltd.	8,686,600	120,168,271

		156,185,888
ITALY — 8.17%
Azimut Holding SpA	6,144,860	140,392,003
Banca Mediolanum SpA	6,054,842	59,588,294
Enel SpA	3,905,379	24,860,802
Eni SpA	5,344,011	96,437,706
Italgas SpA	5,226,887	32,387,688
Snam SpA	7,419,084	36,220,680
Terna Rete Elettrica Nazionale SpA	4,860,517	29,354,597

		419,241,770
NETHERLANDS — 0.99%
Aegon NV	7,403,330	50,798,640

		50,798,640

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2018

Security	Shares	Value
NEW ZEALAND — 3.82%
Fletcher Building Ltd.	10,137,624	$58,597,291
Sky Network Television Ltd.[a]	23,363,923	50,318,662
SKYCITY Entertainment Group Ltd.	12,614,619	38,744,723
Spark New Zealand Ltd.	18,245,878	48,478,541

		196,139,217
NORWAY — 1.14%
Statoil ASA	2,484,793	58,265,406

		58,265,406

PORTUGAL — 1.18%
EDP — Energias de Portugal SA	17,150,281	60,441,500

		60,441,500

SINGAPORE — 1.16%
StarHub Ltd.	27,036,500	59,681,855

		59,681,855

SOUTH KOREA — 1.03%
Korea Electric Power Corp. ADR[b]	3,168,177	52,655,102

		52,655,102

SPAIN — 4.67%
Enagas SA	1,863,075	50,944,336
Ferrovial SA	2,556,521	58,838,943
Gas Natural SDG SA	2,782,839	64,498,379
Mapfre SA	5,182,360	18,470,408
Telefonica SA	4,549,777	46,777,069

		239,529,135

SWEDEN — 3.82%
Nordea Bank AB	3,570,591	44,204,503
Skandinaviska Enskilda Banken AB Class A	3,195,165	40,492,294
Swedbank AB Class A	3,695,711	94,763,027
Telia Co. AB	3,250,648	16,368,086

		195,827,910

SWITZERLAND — 3.90%
Swiss Prime Site AG Registered	146,704	14,203,270
Swiss Re AG	188,101	18,575,379
Swisscom AG Registered	178,559	97,654,255
Zurich Insurance Group AG	211,503	69,598,502

		200,031,406

Security	Shares	Value

UNITED KINGDOM — 23.80%
Ashmore Group PLC	3,602,595	$22,049,699
AstraZeneca PLC	3,731,444	259,292,403
Bovis Homes Group PLC	4,496,804	70,053,736
BP PLC	6,299,023	44,886,171
Capita PLC	4,990,859	12,952,486
Centamin PLC	6,568,117	15,187,154
Dairy Crest Group PLC	3,360,006	28,119,104
easyJet PLC	4,630,213	109,300,971
GlaxoSmithKline PLC	3,852,053	72,329,045
HSBC Holdings PLC	4,851,939	51,823,657
IG Group Holdings PLC	4,898,397	53,845,379
Legal & General Group PLC	4,363,279	16,790,195
National Grid PLC	3,196,108	36,573,827
Old Mutual PLC	3,046,393	10,128,506
Phoenix Group Holdings	5,375,279	58,399,527
Royal Dutch Shell PLC Class A ADR	5,916,866	207,196,748
SSE PLC	4,847,336	89,921,216
Taylor Wimpey PLC	4,951,946	13,421,893
United Utilities Group PLC	3,238,651	33,988,772
Vodafone Group PLC	4,756,564	15,192,109

		1,221,452,598

TOTAL COMMON STOCKS
(Cost: $4,525,725,391)		5,107,354,803

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,c]	838,031	838,031

		838,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $838,031)		838,031

TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $4,526,563,422)		5,108,192,834
Other Assets, Less Liabilities — 0.47%		24,097,365

NET ASSETS — 100.00%		$5,132,290,199

ADR  —  American Depositary Receipts

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	Annualized 7-day yield as of period end.

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold		Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	[a]	—	$—	$58,991	[b]	$(151)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	500,569	337,462	[a]	—		838,031	838,031	20,616		—	—
Sky Network Television Ltd.	20,784,033	2,579,890		—		23,363,923	50,318,662	2,337,304		—	(10,536,539)

							$51,156,693	$2,416,911		$(151)	$(10,536,539)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	46	Mar 2018	$5,570	$(34,352)
Euro STOXX 50	199	Mar 2018	8,925	63,182
FTSE 100 Index	76	Mar 2018	8,070	1,502

Total				$30,332

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,107,354,803	$—	$—	$5,107,354,803
Money market funds	838,031	—	—	838,031

Total	$5,108,192,834	$—	$—	$5,108,192,834

Derivative financial instruments[a]
Assets
Futures contracts	$64,684	$—	$—	$64,684
Liabilities
Futures contracts	(34,352)	—	—	(34,352)

Total	$30,332	$—	$—	$30,332

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

54

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 8.46%
Boeing Co. (The)	85,996	$30,474,402
General Dynamics Corp.	42,654	9,489,662
Lockheed Martin Corp.	38,318	13,597,142
Northrop Grumman Corp.	26,740	9,105,772
Raytheon Co.	44,406	9,278,190
United Technologies Corp.	114,079	15,744,043

		87,689,211
AIR FREIGHT & LOGISTICS — 0.96%
FedEx Corp.	37,894	9,946,417

		9,946,417
AIRLINES — 0.49%
Southwest Airlines Co.	83,890	5,100,512

		5,100,512
AUTO COMPONENTS — 0.37%
Aptiv PLC	40,773	3,868,542

		3,868,542
BANKS — 7.47%
Bank of America Corp.	1,490,055	47,681,760
M&T Bank Corp.	23,141	4,414,840
PNC Financial Services Group Inc. (The)[a]	73,086	11,549,050
U.S. Bancorp.	242,163	13,837,194

		77,482,844
BEVERAGES — 2.53%
PepsiCo Inc.	218,450	26,279,535

		26,279,535
BIOTECHNOLOGY — 3.74%
AbbVie Inc.	244,863	27,478,526
Biogen Inc.[b]	32,477	11,295,825

		38,774,351
CAPITAL MARKETS — 1.47%
Bank of New York Mellon Corp. (The)	157,296	8,918,683
State Street Corp.	56,970	6,276,385

		15,195,068
CHEMICALS — 1.68%
Air Products & Chemicals Inc.	33,490	5,638,711
PPG Industries Inc.	39,120	4,644,718
Praxair Inc.	43,978	7,102,007

		17,385,436

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Waste Management Inc.	61,386	$5,428,364

		5,428,364
CONSUMER FINANCE — 1.06%
American Express Co.	110,664	11,000,002

		11,000,002
ELECTRIC UTILITIES — 1.10%
NextEra Energy Inc.	72,256	11,446,796

		11,446,796
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.94%
Corning Inc.	133,592	4,170,742
TE Connectivity Ltd.	54,035	5,540,209

		9,710,951
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.79%
Simon Property Group Inc.	47,746	7,800,264
Ventas Inc.	54,624	3,057,305
Welltower Inc.	56,802	3,406,416
Weyerhaeuser Co.	115,770	4,346,006

		18,609,991
FOOD & STAPLES RETAILING — 1.71%
Costco Wholesale Corp.	67,125	13,080,649
Sysco Corp.	73,688	4,632,764

		17,713,413
FOOD PRODUCTS — 0.69%
Kraft Heinz Co. (The)	91,711	7,189,225

		7,189,225
HEALTH CARE EQUIPMENT & SUPPLIES — 4.62%
Abbott Laboratories	267,368	16,619,595
Danaher Corp.	94,028	9,523,156
Medtronic PLC	207,921	17,858,335
Zimmer Biomet Holdings Inc.	31,053	3,947,457

		47,948,543
HEALTH CARE PROVIDERS & SERVICES — 1.85%
Aetna Inc.	50,091	9,358,001
Anthem Inc.	39,440	9,775,204

		19,133,205

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2018

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.21%
Carnival Corp.	62,702	$4,490,090
Las Vegas Sands Corp.	55,905	4,333,756
McDonald’s Corp.	122,453	20,956,607
Royal Caribbean Cruises Ltd.	26,268	3,508,091

		33,288,544
HOUSEHOLD PRODUCTS — 0.97%
Colgate-Palmolive Co.	134,883	10,013,714

		10,013,714
INDUSTRIAL CONGLOMERATES — 6.09%
3M Co.	91,667	22,962,584
General Electric Co.	1,332,089	21,539,879
Honeywell International Inc.	117,021	18,684,743

		63,187,206
INSURANCE — 4.07%
Allstate Corp. (The)	55,138	5,445,980
American International Group Inc.	138,086	8,826,457
Aon PLC	38,404	5,459,897
Chubb Ltd.	71,308	11,134,744
Marsh & McLennan Companies Inc.	78,400	6,547,968
Progressive Corp. (The)	89,385	4,835,729

		42,250,775
INTERNET SOFTWARE & SERVICES — 0.58%
eBay Inc.[b]	149,256	6,056,808

		6,056,808
IT SERVICES — 0.42%
DXC Technology Co.	43,855	4,365,765

		4,365,765
MACHINERY — 1.57%
Illinois Tool Works Inc.	47,363	8,225,532
Parker-Hannifin Corp.	20,483	4,125,686
Stanley Black & Decker Inc.	23,520	3,909,730

		16,260,948
MEDIA — 6.78%
CBS Corp. Class B NVS	55,609	3,203,634
Comcast Corp. Class A	716,471	30,471,512
Time Warner Inc.	119,597	11,403,574
Walt Disney Co. (The)	231,994	25,210,788

		70,289,508

Security	Shares	Value
METALS & MINING — 0.06%
Southern Copper Corp.	13,205	$641,103

		641,103
MULTI-UTILITIES — 1.13%
Dominion Energy Inc.	98,850	7,556,094
Sempra Energy	38,509	4,121,233

		11,677,327
OIL, GAS & CONSUMABLE FUELS — 5.91%
Chevron Corp.	291,756	36,571,614
EOG Resources Inc.	88,818	10,214,070
Kinder Morgan Inc./DE	295,102	5,305,934
Marathon Petroleum Corp.	75,052	5,198,852
Williams Companies Inc. (The)	126,799	3,980,221

		61,270,691
PHARMACEUTICALS — 7.56%
Allergan PLC	51,087	9,208,943
Eli Lilly & Co.	148,825	12,121,796
Johnson & Johnson	412,667	57,026,453

		78,357,192
ROAD & RAIL — 2.20%
Norfolk Southern Corp.	43,956	6,632,081
Union Pacific Corp.	120,914	16,142,019

		22,774,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.46%
Lam Research Corp.	24,887	4,766,358

		4,766,358
SOFTWARE — 2.33%
Oracle Corp.	467,984	24,143,295

		24,143,295
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.73%
Apple Inc.	788,664	132,046,013

		132,046,013
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
VF Corp.	50,302	4,081,504

		4,081,504
TOBACCO — 1.99%
Altria Group Inc.	293,110	20,617,357

		20,617,357

TOTAL COMMON STOCKS
(Cost: $816,095,824)		1,035,990,614

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,c]	549,825	$549,825

		549,825
TOTAL SHORT-TERM INVESTMENTS
(Cost: $549,825)		549,825

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $816,645,649)		1,036,540,439
Other Assets, Less Liabilities — 0.05%		490,157

NET ASSETS — 100.00%		$1,037,030,596

NVS  —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	Annualized 7-day yield as of period end.

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	387,409	—		(387,409)[a]	—	$—	$1,168	[b]	$82	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	504,487	45,338	[a]	—	549,825	549,825	8,913		—	—
PNC Financial Services Group Inc. (The)	—	73,557		(471)	73,086	11,549,050	54,731		244	953,138

						$12,098,875	$64,812		$326	$953,138

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,035,990,614	$—	$—	$1,035,990,614
Money market funds	549,825	—	—	549,825

Total	$1,036,540,439	$—	$—	$1,036,540,439

58

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.87%
AUTOMOBILES — 0.71%
Tesla Inc.[a,b]	19,066	$6,755,274

		6,755,274
BEVERAGES — 1.02%
Constellation Brands Inc. Class A	25,201	5,530,864
Monster Beverage Corp.[a]	61,909	4,224,051

		9,754,915
BIOTECHNOLOGY — 2.93%
Alexion Pharmaceuticals Inc.[a]	33,668	4,017,266
Celgene Corp.[a]	109,321	11,058,912
Incyte Corp.[a]	28,788	2,599,268
Regeneron Pharmaceuticals Inc.[a]	11,497	4,215,375
Vertex Pharmaceuticals Inc.[a]	36,788	6,138,814

		28,029,635
CAPITAL MARKETS — 4.70%
BlackRock Inc.[c]	16,364	9,193,295
Charles Schwab Corp. (The)	166,994	8,907,460
CME Group Inc.	48,516	7,446,236
Intercontinental Exchange Inc.	84,457	6,236,305
Moody’s Corp.	25,326	4,097,493
S&P Global Inc.	36,716	6,649,268
TD Ameritrade Holding Corp.	44,513	2,483,380

		45,013,437
CHEMICALS — 1.87%
Ecolab Inc.	38,149	5,252,354
Monsanto Co.	62,205	7,576,569
Sherwin-Williams Co. (The)	12,141	5,064,133

		17,893,056
ELECTRICAL EQUIPMENT — 0.40%
Rockwell Automation Inc.	19,355	3,818,548

		3,818,548
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Amphenol Corp. Class A	46,075	4,274,378

		4,274,378
ENERGY EQUIPMENT & SERVICES — 2.16%
Halliburton Co.	124,542	6,687,905
Schlumberger Ltd.	189,980	13,978,729

		20,666,634

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.91%
American Tower Corp.	60,765	$8,974,990
AvalonBay Communities Inc.	21,081	3,592,202
Crown Castle International Corp.	58,832	6,634,485
Digital Realty Trust Inc.	32,082	3,591,580
Equinix Inc.	11,447	5,210,560
Prologis Inc.	78,171	5,089,714
Public Storage	22,241	4,353,898

		37,447,429
HEALTH CARE EQUIPMENT & SUPPLIES — 3.60%
Baxter International Inc.	74,000	5,330,220
Becton Dickinson and Co.	37,198	9,036,882
Boston Scientific Corp.[a]	201,701	5,639,560
Intuitive Surgical Inc.[a]	15,987	6,901,109
Stryker Corp.	45,661	7,505,755

		34,413,526
HEALTH CARE PROVIDERS & SERVICES — 4.62%
Cigna Corp.	34,913	7,274,123
Humana Inc.	20,925	5,897,293
UnitedHealth Group Inc.	130,978	31,012,971

		44,184,387
HEALTH CARE TECHNOLOGY — 0.36%
Cerner Corp.[a]	49,472	3,419,999

		3,419,999
HOTELS, RESTAURANTS & LEISURE — 2.30%
Marriott International Inc./MD Class A	44,297	6,526,720
Starbucks Corp.	197,601	11,225,713
Yum! Brands Inc.	50,586	4,279,069

		22,031,502
INDUSTRIAL CONGLOMERATES — 0.45%
Roper Technologies Inc.	15,334	4,302,567

		4,302,567
INTERNET & DIRECT MARKETING RETAIL — 7.76%
Amazon.com Inc.[a]	31,200	45,267,768
Netflix Inc.[a]	59,561	16,099,338
Priceline Group Inc. (The)[a]	6,715	12,839,416

		74,206,522

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
INTERNET SOFTWARE & SERVICES —15.22%
Alphabet Inc. Class Aa	38,001	$44,925,542
Alphabet Inc. Class Ca	38,477	45,015,781
Facebook Inc. Class Aa	298,031	55,699,014

		145,640,337
IT SERVICES — 11.09%
Accenture PLC Class A	84,949	13,651,304
Automatic Data Processing Inc.	62,788	7,762,480
Cognizant Technology Solutions Corp. Class A	85,095	6,635,708
Fidelity National Information Services Inc.	49,426	5,059,245
Fiserv Inc.[a]	31,309	4,409,560
Mastercard Inc. Class A	126,646	21,403,174
Paychex Inc.	49,311	3,365,476
PayPal Holdings Inc.[a]	156,931	13,389,353
Visa Inc. Class A	245,222	30,463,929

		106,140,229
LIFE SCIENCES TOOLS & SERVICES — 1.83%
Illumina Inc.[a]	21,594	5,023,628
Thermo Fisher Scientific Inc.	55,805	12,506,459

		17,530,087
MACHINERY — 0.76%
Fortive Corp.	47,435	3,606,009
Ingersoll-Rand PLC	38,867	3,677,984

		7,283,993
MEDIA — 1.25%
Charter Communications Inc. Class Aa,b	27,097	10,222,343
Sirius XM Holdings Inc.[b]	287,977	1,759,540

		11,981,883
OIL, GAS & CONSUMABLE FUELS — 0.49%
Pioneer Natural Resources Co.	25,423	4,650,121

		4,650,121
PERSONAL PRODUCTS — 0.47%
Estee Lauder Companies Inc. (The) Class A	33,476	4,517,921

		4,517,921
PHARMACEUTICALS — 2.05%
Bristol-Myers Squibb Co.	225,430	14,111,918
Zoetis Inc.	71,461	5,483,203

		19,595,121

Security	Shares	Value
ROAD & RAIL — 0.76%
CSX Corp.	127,735	$7,251,516

		7,251,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.48%
Analog Devices Inc.	53,954	4,957,293
Applied Materials Inc.	150,255	8,058,176
Broadcom Ltd.	55,919	13,869,589
NVIDIA Corp.	82,552	20,291,282
Texas Instruments Inc.	135,021	14,807,753

		61,984,093
SOFTWARE — 14.77%
Activision Blizzard Inc.	107,021	7,933,467
Adobe Systems Inc.[a]	67,820	13,547,723
Autodesk Inc.[a]	33,151	3,832,919
Electronic Arts Inc.[a]	45,471	5,772,998
Intuit Inc.	35,082	5,890,268
Microsoft Corp.	983,953	93,485,374
salesforce.com Inc.[a]	95,649	10,895,378

		141,358,127
SPECIALTY RETAIL — 5.84%
Home Depot Inc. (The)	157,833	31,708,649
Lowe’s Companies Inc.	116,097	12,158,839
Ross Stores Inc.	57,220	4,714,356
TJX Companies Inc. (The)	90,409	7,261,651

		55,843,495
TEXTILES, APPAREL & LUXURY GOODS — 1.30%
NIKE Inc. Class B	182,517	12,451,310

		12,451,310
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
T-Mobile U.S. Inc.[a]	46,768	3,044,597

		3,044,597

TOTAL COMMON STOCKS
(Cost: $594,075,832)		955,484,639

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	8,648,275	8,650,005

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,550,335	$1,550,335

		10,200,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,199,371)		10,200,340

TOTAL INVESTMENTS IN SECURITIES —100.94%
(Cost: $604,275,203)		965,684,979
Other Assets, Less Liabilities — (0.94)%		(8,955,034)

NET ASSETS — 100.00%		$956,729,945

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,943,789	2,704,486	[a]	—	8,648,275	$8,650,005	$86,812	[b]	$(2,387)	$(449)
BlackRock Cash Funds: Treasury, SL Agency Shares	577,634	972,701	[a]	—	1,550,335	1,550,335	6,668		—	—
BlackRock Inc.	14,944	2,283		(863)	16,364	9,193,295	113,068		62,876	2,667,365

						$19,393,635	$206,548		$60,489	$2,666,916

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$955,484,639	$—	$—	$955,484,639
Money market funds	10,200,340	—	—	10,200,340

Total	$965,684,979	$—	$—	$965,684,979

62

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2018

Security	Shares	Value

COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 1.29%
United Parcel Service Inc. Class B	43,097	$5,487,110

		5,487,110
AIRLINES — 0.89%
American Airlines Group Inc.	26,668	1,448,606
Delta Air Lines Inc.	41,155	2,336,369

		3,784,975
AUTOMOBILES — 1.43%
Ford Motor Co.	244,725	2,684,633
General Motors Co.	80,188	3,400,773

		6,085,406
BANKS — 14.44%
BB&T Corp.	49,486	2,731,132
Citigroup Inc.	165,849	13,015,830
JPMorgan Chase & Co.	217,622	25,172,337
SunTrust Banks Inc.	29,871	2,111,880
Wells Fargo & Co.	277,994	18,286,445

		61,317,624
BEVERAGES — 2.70%
Coca-Cola Co. (The)	240,532	11,446,918

		11,446,918
BIOTECHNOLOGY — 3.61%
Amgen Inc.	45,534	8,471,601
Gilead Sciences Inc.	81,938	6,866,404

		15,338,005
BUILDING PRODUCTS — 0.54%
Johnson Controls International PLC	58,057	2,271,770

		2,271,770
CAPITAL MARKETS — 2.76%
Franklin Resources Inc.	20,465	867,921
Goldman Sachs Group Inc. (The)	22,004	5,894,652
Morgan Stanley	87,321	4,938,002

		11,700,575
CHEMICALS — 3.19%
DowDuPont Inc.	146,780	11,093,632
LyondellBasell Industries NV Class A	20,291	2,431,674

		13,525,306

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 3.03%
Cisco Systems Inc.	310,097	$12,881,429

		12,881,429

CONSUMER FINANCE — 1.60%
Capital One Financial Corp.	30,406	3,161,008
Discover Financial Services	22,810	1,820,238
Synchrony Financial	46,175	1,832,224

		6,813,470

CONTAINERS & PACKAGING — 0.38%
International Paper Co.	25,923	1,629,520

		1,629,520

DIVERSIFIED FINANCIAL SERVICES — 6.09%
Berkshire Hathaway Inc. Class Ba	120,711	25,878,024

		25,878,024

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.66%
AT&T Inc.	385,142	14,423,568
Verizon Communications Inc.	255,885	13,835,702

		28,259,270

ELECTRIC UTILITIES — 3.81%
American Electric Power Co. Inc.	30,863	2,122,757
Duke Energy Corp.	43,901	3,446,229
Edison International	20,403	1,275,800
Exelon Corp.	60,234	2,319,611
PG&E Corp.	32,114	1,362,597
PPL Corp.	42,782	1,363,462
Southern Co. (The)	62,954	2,839,855
Xcel Energy Inc.	31,797	1,451,215

		16,181,526

ELECTRICAL EQUIPMENT — 1.23%
Eaton Corp. PLC	27,642	2,321,099
Emerson Electric Co.	40,259	2,907,907

		5,229,006

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.33%
Equity Residential	23,013	1,417,831

		1,417,831

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2018

Security	Shares	Value

FOOD & STAPLES RETAILING — 4.45%
CVS Health Corp.	63,542	$5,000,120
Walgreens Boots Alliance Inc.	54,460	4,098,660
Walmart Inc.	91,815	9,787,479

		18,886,259
FOOD PRODUCTS — 1.83%
Archer-Daniels-Midland Co.	35,021	1,504,152
General Mills Inc.	35,662	2,085,871
Mondelez International Inc. Class A	93,738	4,161,967

		7,751,990
HEALTH CARE PROVIDERS & SERVICES — 1.61%
Express Scripts Holding Co.[a]	35,527	2,813,028
HCA Healthcare Inc.[a]	17,782	1,798,827
McKesson Corp.	13,080	2,208,950

		6,820,805
HOUSEHOLD PRODUCTS — 3.86%
Kimberly-Clark Corp.	22,065	2,581,605
Procter & Gamble Co. (The)	159,834	13,800,068

		16,381,673
INSURANCE — 2.61%
Aflac Inc.	24,668	2,175,718
MetLife Inc.	66,007	3,172,956
Prudential Financial Inc.	26,596	3,160,137
Travelers Companies Inc. (The)	17,168	2,573,826

		11,082,637
IT SERVICES — 2.08%
International Business Machines Corp.	54,007	8,840,946

		8,840,946
MACHINERY — 3.04%
Caterpillar Inc.	37,318	6,074,624
Cummins Inc.	9,793	1,841,084
Deere & Co.	20,064	3,339,051
PACCAR Inc.	22,074	1,645,837

		12,900,596
MEDIA — 0.81%
Twenty-First Century Fox Inc. Class A	66,116	2,439,680
Twenty-First Century Fox Inc. Class B	27,503	1,003,585

		3,443,265
MULTI-UTILITIES — 0.76%
Consolidated Edison Inc.	19,417	1,560,350
Public Service Enterprise Group Inc.	31,774	1,648,117

		3,208,467

Security	Shares	Value
MULTILINE RETAIL — 0.60%
Target Corp.	34,097	$2,564,776

		2,564,776
OIL, GAS & CONSUMABLE FUELS — 9.11%
Anadarko Petroleum Corp.	34,335	2,061,817
ConocoPhillips	74,991	4,410,221
Exxon Mobil Corp.	265,790	23,203,467
Occidental Petroleum Corp.	48,001	3,598,635
Phillips 66	26,952	2,759,885
Valero Energy Corp.	27,448	2,634,184

		38,668,209
PHARMACEUTICALS — 5.66%
Merck & Co. Inc.	171,568	10,165,404
Pfizer Inc.	373,895	13,849,071

		24,014,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.56%
Intel Corp.	293,561	14,132,027
Micron Technology Inc.[a]	72,340	3,162,705
QUALCOMM Inc.	92,469	6,311,009

		23,605,741
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.35%
Hewlett Packard Enterprise Co.	100,142	1,642,329
HP Inc.	104,776	2,443,376
Western Digital Corp.	18,572	1,652,537

		5,738,242
TOBACCO — 2.46%
Philip Morris International Inc.	97,424	10,446,775

		10,446,775
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[a,b]	42,567	226,882

		226,882

TOTAL COMMON STOCKS
(Cost: $346,251,593)		423,829,503

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	233,906	233,953

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	223,312	$223,312

		457,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $457,265)		457,265

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $346,708,858)		424,286,768
Other Assets, Less Liabilities — 0.07%		311,134

NET ASSETS — 100.00%		$424,597,902

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	233,906[a]	—	233,906	$233,953	$1,616[b]	$(160)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	663,156	—	(439,844)[a]	223,312	223,312	3,861	—	—
PNC Financial Services Group Inc. (The)	31,698	3,474	(35,172)	—	—	46,048	2,065,253	(1,304,323)

					$457,265	$51,525	$2,065,093	$(1,304,323)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$423,829,503	$—	$—	$423,829,503
Money market funds	457,265	—	—	457,265

Total	$424,286,768	$—	$—	$424,286,768

66

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 4.40%
Arconic Inc.	182,914	$5,498,395
Curtiss-Wright Corp.	19,057	2,489,988
Harris Corp.	51,476	8,204,245
Orbital ATK Inc.	24,911	3,285,761
Rockwell Collins Inc.	70,304	9,736,401
Textron Inc.	113,756	6,674,064

		35,888,854
AIR FREIGHT & LOGISTICS — 1.29%
CH Robinson Worldwide Inc.	60,201	5,505,984
Expeditors International of Washington Inc.	76,740	4,984,263

		10,490,247
AUTO COMPONENTS — 0.36%
Gentex Corp.	122,602	2,903,215

		2,903,215
BANKS — 6.44%
Citizens Financial Group Inc.	212,463	9,752,052
Comerica Inc.	75,104	7,151,403
Commerce Bancshares Inc./MO	40,554	2,372,815
Cullen/Frost Bankers Inc.	24,822	2,641,309
East West Bancorp. Inc.	62,420	4,114,102
PacWest Bancorp.	55,680	2,919,302
Signature Bank/New York NYa	23,183	3,570,182
Sterling Bancorp./DE	97,039	2,401,715
SVB Financial Group[a]	22,776	5,615,423
Synovus Financial Corp.	51,634	2,601,837
Webster Financial Corp.	39,762	2,251,324
Western Alliance Bancorp.[a]	41,911	2,458,499
Zions BanCorp.	86,258	4,660,520

		52,510,483
BEVERAGES — 2.90%
Brown-Forman Corp. Class A	26,258	1,811,802
Brown-Forman Corp. Class B	84,564	5,860,285
Dr Pepper Snapple Group Inc.	77,965	9,305,123
Molson Coors Brewing Co. Class B	79,791	6,704,040

		23,681,250
BUILDING PRODUCTS — 1.31%
Fortune Brands Home & Security Inc.	66,509	4,717,483
Owens Corning	48,039	4,466,186

Security	Shares	Value
USG Corp.[a,b]	38,629	$1,493,397

		10,677,066
CAPITAL MARKETS — 4.00%
Affiliated Managers Group Inc.	24,003	4,791,719
Ameriprise Financial Inc.	63,883	10,777,062
Raymond James Financial Inc.	55,499	5,349,549
T Rowe Price Group Inc.	104,640	11,680,963

		32,599,293
CHEMICALS — 2.77%
Chemours Co. (The)	79,961	4,127,587
International Flavors & Fragrances Inc.	34,103	5,125,681
NewMarket Corp.	3,986	1,584,794
Olin Corp.	71,797	2,676,592
RPM International Inc.	57,667	3,010,218
Valvoline Inc.	87,499	2,156,850
Westlake Chemical Corp.	15,590	1,755,434
WR Grace & Co.	29,259	2,159,899

		22,597,055
COMMERCIAL SERVICES & SUPPLIES — 1.56%
KAR Auction Services Inc.	58,413	3,185,845
Republic Services Inc.	98,146	6,752,445
Stericycle Inc.[a,b]	36,868	2,778,372

		12,716,662
COMMUNICATIONS EQUIPMENT — 0.72%
ARRIS International PLC[a]	76,199	1,927,834
F5 Networks Inc.[a]	27,031	3,907,061

		5,834,895
CONSUMER FINANCE — 0.48%
Credit Acceptance Corp.[a,b]	5,500	1,813,405
SLM Corp.[a]	186,483	2,133,366

		3,946,771
CONTAINERS & PACKAGING — 1.54%
AptarGroup Inc.	26,901	2,351,685
Avery Dennison Corp.	38,170	4,682,696
Berry Global Group Inc.[a]	56,571	3,348,438
Graphic Packaging Holding Co.	133,803	2,160,918

		12,543,737
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Cannae Holdings Inc.[a]	28,224	491,380
Leucadia National Corp.	135,392	3,665,061

		4,156,441

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2018

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.84%
AMETEK Inc.	99,806	$7,615,198
Hubbell Inc.	23,623	3,211,547
Sensata Technologies Holding NVa,b	73,945	4,159,406

		14,986,151
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.89%
CDW Corp./DE	66,099	4,943,545
Flex Ltd.[a]	228,217	4,110,188
SYNNEX Corp.	12,585	1,544,557
Trimble Inc.[a]	108,721	4,794,596

		15,392,886
ENERGY EQUIPMENT & SERVICES — 0.07%
RPC Inc.[b]	26,283	530,917

		530,917
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.70%
Alexandria Real Estate Equities Inc.	43,677	5,664,907
Apartment Investment & Management Co. Class A	67,809	2,837,129
Boston Properties Inc.	66,641	8,244,158
Brixmor Property Group Inc.	131,666	2,136,939
Camden Property Trust	40,017	3,463,871
Colony NorthStar Inc. Class A	235,582	2,115,526
CubeSmart	78,112	2,150,423
DCT Industrial Trust Inc.	40,219	2,380,563
Forest City Realty Trust Inc. Class A	115,189	2,703,486
GGP Inc.	269,619	6,209,326
Healthcare Trust of America Inc. Class A	88,479	2,442,905
Highwoods Properties Inc.	44,587	2,134,826
Host Hotels & Resorts Inc.[b]	319,586	6,634,605
Kimco Realty Corp.	183,816	2,924,513
Lamar Advertising Co. Class A	36,280	2,612,160
Liberty Property Trust	63,661	2,636,202
Macerich Co. (The)	46,810	3,022,522
Mid-America Apartment Communities Inc.	49,069	4,679,710
National Retail Properties Inc.	65,663	2,605,508
Realty Income Corp.	121,687	6,472,531

Security	Shares	Value
STORE Capital Corp.	71,339	$1,748,519
Sun Communities Inc.	34,264	3,044,014
VEREIT Inc.	420,690	3,028,968
Vornado Realty Trust	74,455	5,336,934

		87,230,245
FOOD & STAPLES RETAILING — 0.24%
U.S. Foods Holding Corp.[a]	62,044	1,993,474

		1,993,474
FOOD PRODUCTS — 2.85%
Hershey Co. (The)	60,921	6,721,414
Hormel Foods Corp.	116,249	3,990,828
Lamb Weston Holdings Inc.	63,123	3,699,008
McCormick & Co. Inc./MD NVS	51,710	5,624,496
Pinnacle Foods Inc.	51,302	3,177,646

		23,213,392
GAS UTILITIES — 0.49%
Atmos Energy Corp.	47,857	3,967,345

		3,967,345
HEALTH CARE EQUIPMENT & SUPPLIES — 2.39%
DENTSPLY SIRONA Inc.	99,187	6,031,562
Hologic Inc.[a]	119,052	5,083,520
STERIS PLC	36,729	3,339,401
Varian Medical Systems Inc.[a,b]	39,564	5,044,410

		19,498,893
HEALTH CARE PROVIDERS & SERVICES — 4.30%
AmerisourceBergen Corp.	69,691	6,946,102
Centene Corp.[a]	74,483	7,987,557
DaVita Inc.[a]	65,375	5,101,865
Encompass Health Corp.	42,636	2,256,297
Henry Schein Inc.[a]	67,779	5,129,515
Laboratory Corp. of America Holdings[a]	43,962	7,671,369

		35,092,705
HOTELS, RESTAURANTS & LEISURE — 4.43%
Aramark	105,847	4,848,851
Darden Restaurants Inc.	53,407	5,119,061
MGM Resorts International	220,034	8,020,239
Norwegian Cruise Line Holdings Ltd.[a]	76,955	4,674,247

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2018

Security	Shares	Value
Six Flags Entertainment Corp.	33,650	$2,273,394
Wyndham Worldwide Corp.	43,757	5,431,557
Wynn Resorts Ltd.	34,621	5,732,891

		36,100,240
HOUSEHOLD DURABLES — 3.91%
CalAtlantic Group Inc.	32,852	1,843,983
DR Horton Inc.	147,381	7,229,038
Leggett & Platt Inc.	56,924	2,647,535
Lennar Corp. Class A	88,312	5,533,630
Lennar Corp. Class B	6,084	308,094
Mohawk Industries Inc.[a]	27,287	7,669,284
PulteGroup Inc.	116,792	3,717,489
Toll Brothers Inc.	63,557	2,960,485

		31,909,538
HOUSEHOLD PRODUCTS — 1.76%
Church & Dwight Co. Inc.	107,928	5,272,283
Clorox Co. (The)	55,681	7,889,441
Spectrum Brands Holdings Inc.	10,240	1,213,030

		14,374,754
INSURANCE — 5.43%
Arch Capital Group Ltd.[a]	56,517	5,139,656
Arthur J Gallagher & Co.	78,077	5,334,221
Assurant Inc.	23,238	2,125,812
Athene Holding Ltd. Class Aa	35,033	1,757,255
Brown & Brown Inc.	49,967	2,622,268
Everest Re Group Ltd.	17,735	4,075,503
FNF Group	117,821	4,592,663
RenaissanceRe Holdings Ltd.	17,286	2,197,742
Torchmark Corp.	46,365	4,212,260
Willis Towers Watson PLC	57,020	9,150,000
WR Berkley Corp.	41,551	3,032,392

		44,239,772
INTERNET SOFTWARE & SERVICES — 0.60%
Akamai Technologies Inc.[a]	73,047	4,893,419

		4,893,419
IT SERVICES — 1.55%
Alliance Data Systems Corp.	20,757	5,327,492
Booz Allen Hamilton Holding Corp.	62,968	2,467,086
CSRA Inc.	70,723	2,353,661
Genpact Ltd.	65,853	2,235,051
Switch Inc. Class A	15,576	252,643

		12,635,933

Security	Shares	Value
LEISURE PRODUCTS — 1.15%
Brunswick Corp./DE	37,862	$2,376,976
Hasbro Inc.	48,948	4,629,013
Mattel Inc.[b]	148,437	2,351,242

		9,357,231
LIFE SCIENCES TOOLS & SERVICES — 2.51%
Agilent Technologies Inc.	138,979	10,205,228
IQVIA Holdings Inc.[a]	62,873	6,424,992
PerkinElmer Inc.	47,596	3,815,295

		20,445,515
MACHINERY — 2.81%
AGCO Corp.	28,474	2,067,782
Donaldson Co. Inc.	56,099	2,841,975
Dover Corp.	67,277	7,145,490
Gardner Denver Holdings Inc.[a]	30,570	1,057,111
Lincoln Electric Holdings Inc.	26,692	2,604,338
Oshkosh Corp.	32,462	2,944,953
Snap-on Inc.	24,618	4,217,310

		22,878,959
MEDIA — 1.21%
Lions Gate Entertainment Corp. Class Aa	27,854	942,580
Lions Gate Entertainment Corp. Class Ba	47,749	1,527,968
News Corp. Class A	165,392	2,829,857
News Corp. Class B	52,778	920,976
Scripps Networks Interactive Inc. Class A	41,485	3,650,265

		9,871,646
METALS & MINING — 1.13%
Nucor Corp.	137,290	9,192,938

		9,192,938
MULTI-UTILITIES — 1.07%
WEC Energy Group Inc.	136,281	8,762,868

		8,762,868
MULTILINE RETAIL — 1.42%
Dollar General Corp.	112,501	11,601,103

		11,601,103
OIL, GAS & CONSUMABLE FUELS — 1.87%
Continental Resources Inc./OKa,b	37,234	2,067,604
Newfield Exploration Co.[a,b]	86,021	2,723,425

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2018

Security	Shares	Value
ONEOK Inc.	177,260	$10,433,523

		15,224,552
PHARMACEUTICALS — 0.33%
Catalent Inc.[a]	57,375	2,670,233

		2,670,233
PROFESSIONAL SERVICES — 1.30%
IHS Markit Ltd.[a]	156,875	7,487,644
Robert Half International Inc.	54,132	3,133,160

		10,620,804
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.93%
CBRE Group Inc. Class Aa	130,468	5,961,083
Realogy Holdings Corp.	58,046	1,596,845

		7,557,928
ROAD & RAIL — 0.88%
Genesee & Wyoming Inc. Class Aa,b	26,628	2,126,246
Kansas City Southern	44,714	5,058,495

		7,184,741
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.74%
KLA-Tencor Corp.	67,673	7,430,495
Marvell Technology Group Ltd.	184,523	4,304,922
Maxim Integrated Products Inc.	121,558	7,415,038
Microsemi Corp.[a]	50,782	3,137,820
ON Semiconductor Corp.[a]	183,171	4,531,651
Qorvo Inc.[a]	54,960	3,944,479
Xilinx Inc.	108,372	7,913,323

		38,677,728
SOFTWARE — 1.60%
Citrix Systems Inc.[a]	61,815	5,733,959
Symantec Corp.	267,735	7,290,424

		13,024,383
SPECIALTY RETAIL — 2.92%
Advance Auto Parts Inc.	31,912	3,733,385
CarMax Inc.[a,b]	78,738	5,619,531
O’Reilly Automotive Inc.[a]	36,719	9,719,152
Tiffany & Co.	44,091	4,702,305

		23,774,373
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Carter’s Inc.	20,436	2,458,451
Tapestry Inc.	122,805	5,776,747

		8,235,198

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.04%
TFS Financial Corp.	24,396	$356,670

		356,670
TRADING COMPANIES & DISTRIBUTORS — 0.81%
United Rentals Inc.[a]	36,496	6,609,791

		6,609,791
TRANSPORTATION INFRASTRUCTURE — 0.28%
Macquarie Infrastructure Corp.	34,327	2,277,596

		2,277,596
WATER UTILITIES — 1.13%
American Water Works Co. Inc.	77,030	6,406,585
Aqua America Inc.	76,735	2,778,574

		9,185,159

TOTAL COMMON STOCKS
(Cost: $673,913,525)		814,115,049

SHORT-TERM INVESTMENTS — 1.88%

MONEY MARKET FUNDS — 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	14,572,157	14,575,071
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	700,092	700,092

		15,275,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,272,868)		15,275,163

TOTAL INVESTMENTS IN SECURITIES — 101.75%
(Cost: $689,186,393)		829,390,212
Other Assets, Less Liabilities — (1.75)%		(14,231,167)

NET ASSETS — 100.00%		$815,159,045

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,366,332	—		(18,794,175)[a]	14,572,157	$14,575,071	$56,238	[b]	$(1,752)	$(1,595)
BlackRock Cash Funds: Treasury, SL Agency Shares	623,456	76,636	[a]	—	700,092	700,092	7,436		—	—

						$15,275,163	$63,674		$(1,752)	$(1,595)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$814,115,049	$—	$—	$814,115,049
Money market funds	15,275,163	—	—	15,275,163

Total	$829,390,212	$—	$—	$829,390,212

71

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 2.60%
BWX Technologies Inc.	13,377	$848,637
HEICO Corp.[a]	4,371	351,079
HEICO Corp. Class A	7,680	505,728
Hexcel Corp.	12,087	826,146
Huntington Ingalls Industries Inc.	6,116	1,452,795
Teledyne Technologies Inc.[b]	4,773	911,261
TransDigm Group Inc.[a]	6,508	2,062,450

		6,958,096
AIR FREIGHT & LOGISTICS — 0.47%
XPO Logistics Inc.[b]	13,401	1,265,590

		1,265,590
AUTOMOBILES — 0.34%
Thor Industries Inc.	6,600	901,956

		901,956
BANKS — 1.25%
Bank of the Ozarks Inc.	16,355	816,932
First Republic Bank/CA	21,247	1,902,669
Pinnacle Financial Partners Inc.	9,935	628,886

		3,348,487
BIOTECHNOLOGY — 5.06%
Alkermes PLC[b]	20,711	1,184,048
Alnylam Pharmaceuticals Inc.[b]	10,992	1,428,740
BioMarin Pharmaceutical Inc.[b]	23,653	2,134,210
Bioverativ Inc.[b]	14,567	1,501,275
Bluebird Bio Inc.[a,b]	6,603	1,352,955
Dyax Corp.[b,c]	23,054	52,794
Exact Sciences Corp.[b]	16,126	801,623
Exelixis Inc.[b]	37,854	1,147,355
Ionis Pharmaceuticals Inc.[a,b]	16,808	882,756
Juno Therapeutics Inc.[b]	11,687	1,002,862
Neurocrine Biosciences Inc.[a,b]	11,918	1,018,631
Seattle Genetics Inc.[a,b]	12,988	679,272
TESARO Inc.[a,b]	5,122	345,530

		13,532,051
BUILDING PRODUCTS — 2.02%
Allegion PLC	12,793	1,101,605
AO Smith Corp.	19,639	1,311,492
Lennox International Inc.	5,064	1,103,496
Masco Corp.	42,366	1,892,066

		5,408,659

Security	Shares	Value
CAPITAL MARKETS — 4.87%
Cboe Global Markets Inc.	15,281	$2,053,614
E*TRADE Financial Corp.[b]	36,457	1,921,284
Eaton Vance Corp. NVS	15,903	919,193
FactSet Research Systems Inc.	5,267	1,057,034
MarketAxess Holdings Inc.	5,062	993,215
MSCI Inc.	12,129	1,688,721
Northern Trust Corp.	28,927	3,048,616
SEI Investments Co.	17,604	1,322,941

		13,004,618
CHEMICALS — 1.77%
Albemarle Corp.	14,882	1,660,682
Axalta Coating Systems Ltd.[b]	29,531	930,227
FMC Corp.	18,083	1,651,520
Scotts Miracle-Gro Co. (The) Class A	5,507	497,117

		4,739,546
COMMERCIAL SERVICES & SUPPLIES — 1.42%
Cintas Corp.	11,597	1,953,514
Copart Inc.[b]	27,085	1,193,636
Rollins Inc.	12,917	637,325

		3,784,475
COMMUNICATIONS EQUIPMENT — 1.47%
Arista Networks Inc.[a,b]	6,301	1,737,942
Palo Alto Networks Inc.[a,b]	12,376	1,953,799
Ubiquiti Networks Inc.[a,b]	3,047	245,801

		3,937,542
CONSTRUCTION MATERIALS — 1.90%
Eagle Materials Inc.	6,549	733,816
Martin Marietta Materials Inc.	8,466	1,931,687
Vulcan Materials Co.	17,815	2,412,151

		5,077,654
DISTRIBUTORS — 0.93%
LKQ Corp.[b]	41,623	1,749,415
Pool Corp.	5,410	731,648

		2,481,063
DIVERSIFIED CONSUMER SERVICES — 1.00%
Bright Horizons Family Solutions Inc.[b]	7,128	699,970
Service Corp. International/U.S.	25,249	1,009,202
ServiceMaster Global Holdings Inc.[b]	18,186	958,766

		2,667,938
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
Zayo Group Holdings Inc.[b]	24,987	917,023

		917,023

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.33%
Acuity Brands Inc.[a]	5,677	$876,756

		876,756
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.31%
Cognex Corp.	23,324	1,454,718
Coherent Inc.[b]	3,317	860,828
FLIR Systems Inc.	18,664	955,783
IPG Photonics Corp.[b]	5,055	1,273,607
National Instruments Corp.	14,439	721,084
Universal Display Corp.[a]	5,639	898,857

		6,164,877
ENERGY EQUIPMENT & SERVICES — 0.95%
Baker Hughes a GE Co.	57,668	1,854,026
Core Laboratories NV	5,941	679,056

		2,533,082
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.65%
American Campus Communities Inc.	18,361	706,164
American Homes 4 Rent Class A	33,882	704,407
CyrusOne Inc.	12,295	709,299
Douglas Emmett Inc.	21,463	829,974
Equity LifeStyle Properties Inc.	11,830	1,021,166
Essex Property Trust Inc.	8,894	2,072,124
Extra Space Storage Inc.[a]	16,958	1,415,654
Federal Realty Investment Trust	9,771	1,180,337
Hudson Pacific Properties Inc.	20,916	668,684
Invitation Homes Inc.[a]	38,404	863,706
Iron Mountain Inc.	37,905	1,327,812
Kilroy Realty Corp.	13,250	944,990
Regency Centers Corp.	19,929	1,253,733
SBA Communications Corp.[b]	15,831	2,762,509
UDR Inc.	36,037	1,316,432

		17,776,991
FOOD & STAPLES RETAILING — 0.23%
Casey’s General Stores Inc.	5,150	623,717

		623,717
FOOD PRODUCTS — 0.41%
Blue Buffalo Pet Products Inc.[a,b]	12,623	428,930
Post Holdings Inc.[b]	8,905	673,841

		1,102,771

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 6.46%
ABIOMED Inc.[b]	5,657	$1,329,395
Align Technology Inc.[b]	9,719	2,546,378
Cooper Companies Inc. (The)	6,593	1,613,109
Edwards Lifesciences Corp.[b]	28,502	3,607,783
Hill-Rom Holdings Inc.	8,861	756,109
IDEXX Laboratories Inc.[b]	11,747	2,197,159
Masimo Corp.[b]	6,402	603,325
ResMed Inc.	19,112	1,926,299
Teleflex Inc.	6,067	1,685,109
West Pharmaceutical Services Inc.	10,001	1,002,100

		17,266,766
HEALTH CARE PROVIDERS & SERVICES — 0.47%
WellCare Health Plans Inc.[b]	5,996	1,261,438

		1,261,438
HEALTH CARE TECHNOLOGY — 0.62%
athenahealth Inc.[a,b]	5,390	675,421
Veeva Systems Inc. Class Ab	15,422	969,427

		1,644,848
HOTELS, RESTAURANTS & LEISURE — 2.50%
Chipotle Mexican Grill Inc.[a,b]	3,346	1,086,647
Domino’s Pizza Inc.	5,890	1,277,246
Dunkin’ Brands Group Inc.	12,163	786,338
Hilton Worldwide Holdings Inc.	27,235	2,332,678
Vail Resorts Inc.	5,441	1,189,185

		6,672,094
HOUSEHOLD DURABLES — 0.56%
NVR Inc.[b]	468	1,487,384

		1,487,384
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
Calpine Corp.[b]	48,562	732,801

		732,801
INDUSTRIAL CONGLOMERATES — 0.36%
Carlisle Companies Inc.	8,349	953,539

		953,539
INSURANCE — 0.92%
Erie Indemnity Co. Class A	2,504	297,375
Markel Corp.[b]	1,884	2,162,248

		2,459,623
INTERNET & DIRECT MARKETING RETAIL — 1.22%
Expedia Inc.	16,557	2,119,462

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
Liberty Ventures Series Ab	10,952	$645,401
TripAdvisor Inc.[b]	14,603	506,286

		3,271,149
INTERNET SOFTWARE & SERVICES — 4.03%
GoDaddy Inc. Class Ab	13,826	763,610
GrubHub Inc.[a,b]	11,676	843,591
IAC/InterActiveCorp[b]	10,262	1,487,682
LogMeIn Inc.	7,095	892,551
MercadoLibre Inc.	5,947	2,302,084
Twitter Inc.[b]	87,036	2,246,399
VeriSign Inc.[a,b]	11,417	1,312,042
Zillow Group Inc. Class Aa,b	6,411	287,149
Zillow Group Inc. Class Ca,b	14,136	628,486

		10,763,594
IT SERVICES — 6.97%
Black Knight Inc.[b]	15,089	746,905
Broadridge Financial Solutions Inc.	15,698	1,513,444
Euronet Worldwide Inc.[a,b]	7,095	666,008
FleetCor Technologies Inc.[b]	12,062	2,563,175
Gartner Inc.[b]	12,209	1,693,877
Global Payments Inc.	21,434	2,395,893
Jack Henry & Associates Inc.	10,402	1,296,713
Square Inc. Class Ab	36,210	1,698,611
Total System Services Inc.	22,532	2,002,194
WEX Inc.[b]	5,371	831,484
Worldpay Inc. Class Ab	39,988	3,211,436

		18,619,740
LEISURE PRODUCTS — 0.33%
Polaris Industries Inc.	7,834	885,320

		885,320
LIFE SCIENCES TOOLS & SERVICES — 3.04%
Bio-Rad Laboratories Inc. Class Ab	2,723	703,977
Bio-Techne Corp.	5,045	707,763
Bruker Corp.	13,619	484,973
Charles River Laboratories International Inc.[b]	6,379	672,602
Mettler-Toledo International Inc.[b]	3,445	2,326,271
PRA Health Sciences Inc.[a,b]	6,743	614,017
Syneos Health Inc.[b]	7,638	292,917
Waters Corp.[b]	10,712	2,309,614

		8,112,134

Security	Shares	Value
MACHINERY — 3.97%
Allison Transmission Holdings Inc.	18,135	$802,293
Graco Inc.	22,679	1,061,377
IDEX Corp.	10,290	1,476,409
Middleby Corp. (The)[b]	7,531	1,026,174
Nordson Corp.	6,838	982,758
Toro Co. (The)	14,514	952,844
WABCO Holdings Inc.[b]	6,792	1,048,617
Wabtec Corp./DEa	11,507	932,527
Woodward Inc.	7,423	575,431
Xylem Inc./NY	24,189	1,747,897

		10,606,327
MEDIA — 2.17%
Liberty Broadband Corp. Class Aa,b	3,565	337,392
Liberty Broadband Corp. Class Cb	20,604	1,968,712
Liberty Media Corp.-Liberty Formula One Class Aa,b	3,475	123,988
Liberty Media Corp.-Liberty Formula One Class Ca,b	27,120	1,022,153
Liberty Media Corp.-Liberty SiriusXM Class Ab	11,334	510,143
Liberty Media Corp.-Liberty SiriusXM Class Cb	22,878	1,025,163
Live Nation Entertainment Inc.[a,b]	18,042	812,973

		5,800,524
METALS & MINING — 0.29%
Royal Gold Inc.	8,811	784,179

		784,179
MULTILINE RETAIL — 1.38%
Dollar Tree Inc.[b]	31,933	3,672,295

		3,672,295
OIL, GAS & CONSUMABLE FUELS — 4.96%
Antero Resources Corp.[a,b]	28,907	561,663
Cabot Oil & Gas Corp.	62,290	1,641,342
Centennial Resource Development Inc./DE Class Ab	23,132	472,124
Cimarex Energy Co.	12,830	1,439,526
Concho Resources Inc.[b]	20,029	3,153,366
Diamondback Energy Inc.[b]	13,221	1,659,236
Energen Corp.[b]	13,091	683,743
EQT Corp.	32,974	1,790,158
Parsley Energy Inc. Class Ab	31,644	746,798

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
Range Resources Corp.	30,411	$433,357
RSP Permian Inc.[b]	16,874	669,560

		13,250,873
PHARMACEUTICALS — 0.44%
Jazz Pharmaceuticals PLC[a,b]	8,074	1,176,705

		1,176,705
PROFESSIONAL SERVICES — 2.62%
CoStar Group Inc.[b]	4,868	1,684,863
Equifax Inc.	16,173	2,020,493
TransUnion[b]	20,143	1,195,688
Verisk Analytics Inc. Class Ab	20,932	2,094,247

		6,995,291
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
Howard Hughes Corp. (The)[b]	5,235	659,401

		659,401
ROAD & RAIL — 1.47%
AMERCO	896	327,112
JB Hunt Transport Services Inc.	11,530	1,393,170
Knight-Swift Transportation Holdings Inc.	17,248	858,778
Old Dominion Freight Line Inc.	9,209	1,348,658

		3,927,718
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.15%
Advanced Micro Devices Inc.[a,b]	110,450	1,517,583
Cavium Inc.[b]	9,314	826,897
Cypress Semiconductor Corp.	44,939	776,995
Microchip Technology Inc.[a]	31,503	2,999,716
MKS Instruments Inc.	7,313	748,120
Monolithic Power Systems Inc.	5,144	612,753
Skyworks Solutions Inc.	24,747	2,405,656
Teradyne Inc.	26,419	1,211,047

		11,098,767
SOFTWARE — 10.92%
ANSYS Inc.[b]	11,429	1,847,498
Aspen Technology Inc.[b]	9,769	756,609
Blackbaud Inc.	6,477	620,626
Cadence Design Systems Inc.[b]	38,029	1,705,981
CDK Global Inc.	17,690	1,261,120
Fortinet Inc.[b]	20,142	927,338
Guidewire Software Inc.[a,b]	10,149	806,338
Paycom Software Inc.[a,b]	6,435	589,703
PTC Inc.[b]	15,570	1,131,628

Security	Shares	Value
Red Hat Inc.[a,b]	23,832	$3,131,048
ServiceNow Inc.[b]	23,260	3,462,716
Snap Inc. Class Aa,b	31,384	424,312
Splunk Inc.[a,b]	18,854	1,741,544
SS&C Technologies Holdings Inc.	23,290	1,171,021
Synopsys Inc.[b]	20,234	1,873,871
Tableau Software Inc. Class Ab	8,448	648,891
Take-Two Interactive Software Inc.[b]	15,361	1,945,778
Tyler Technologies Inc.[a,b]	4,706	948,306
Ultimate Software Group Inc. (The)[a,b]	3,823	890,338
VMware Inc. Class Aa,b	9,168	1,134,907
Workday Inc. Class Aa,b	18,047	2,163,655

		29,183,228
SPECIALTY RETAIL — 1.56%
Burlington Stores Inc.[b]	9,192	1,118,758
Tractor Supply Co.	16,911	1,289,464
Ulta Beauty Inc.[a,b]	7,860	1,745,706

		4,153,928
TEXTILES, APPAREL & LUXURY GOODS — 0.63%
Lululemon Athletica Inc.[b]	12,856	1,005,468
Under Armour Inc. Class Aa,b	24,918	345,363
Under Armour Inc. Class Ca,b	24,799	318,667

		1,669,498
TRADING COMPANIES & DISTRIBUTORS — 1.07%
Fastenal Co.	38,706	2,127,282
Watsco Inc.	4,110	738,937

		2,866,219

TOTAL COMMON STOCKS (Cost: $191,269,874)		267,078,275

SHORT-TERM INVESTMENTS — 13.10%

MONEY MARKET FUNDS — 13.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	34,850,351	34,857,322
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	145,155	145,155

		35,002,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,999,846)		35,002,477

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2018

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 113.05% (Cost: $226,269,720)	$302,080,752
Other Assets, Less Liabilities — (13.05)%	(34,870,223)

NET ASSETS — 100.00%	$267,210,529

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,868,227	20,982,124	[a]	—	34,850,351	$34,857,322	$90,512	[b]	$(5,549)	$(1,157)
BlackRock Cash Funds: Treasury, SL Agency Shares	151,345	—		(6,190)[a]	145,155	145,155	1,412		—	—

						$35,002,477	$91,924		$(5,549)	$(1,157)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$267,025,481	$—	$52,794	$267,078,275
Money market funds	35,002,477	—	—	35,002,477

Total	$302,027,958	$—	$52,794	$302,080,752

77

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.48%
L3 Technologies Inc.	17,782	$3,777,963
Spirit AeroSystems Holdings Inc. Class A	26,302	2,692,273

		6,470,236
AIRLINES — 1.67%
Alaska Air Group Inc.	27,999	1,840,374
JetBlue Airways Corp.[a]	73,427	1,531,687
United Continental Holdings Inc.[a]	57,303	3,886,290

		7,258,351
AUTO COMPONENTS — 2.72%
Adient PLC	21,316	1,381,277
Autoliv Inc.	19,780	3,010,714
BorgWarner Inc.	45,083	2,536,369
Goodyear Tire & Rubber Co. (The)	56,384	1,963,291
Lear Corp.	15,376	2,969,721

		11,861,372
AUTOMOBILES — 0.43%
Harley-Davidson Inc.	38,283	1,855,194

		1,855,194
BANKS — 5.85%
BOK Financial Corp.	5,740	555,001
CIT Group Inc.	30,063	1,523,893
F.N.B. Corp.	74,160	1,064,196
Fifth Third Bancorp.	160,502	5,312,616
Huntington Bancshares Inc./OH	245,888	3,978,468
KeyCorp	244,694	5,236,451
People’s United Financial Inc.	79,310	1,560,028
Prosperity Bancshares Inc.	15,936	1,207,949
Regions Financial Corp.	263,864	5,074,105

		25,512,707
BIOTECHNOLOGY — 0.29%
United Therapeutics Corp.[a]	9,910	1,278,390

		1,278,390
CAPITAL MARKETS — 1.63%
Invesco Ltd.	92,639	3,347,047
Janus Henderson Group PLC	41,311	1,626,827
Nasdaq Inc.	26,469	2,141,607

		7,115,481

Security	Shares	Value
CHEMICALS — 2.91%
Celanese Corp. Series A	30,854	$3,337,169
CF Industries Holdings Inc.	53,058	2,251,781
Eastman Chemical Co.	32,696	3,242,789
Huntsman Corp.	48,373	1,672,255
Mosaic Co. (The)	79,674	2,175,100

		12,679,094
COMMUNICATIONS EQUIPMENT — 1.74%
CommScope Holding Co. Inc.[a,b]	44,193	1,707,176
Juniper Networks Inc.	85,287	2,230,255
Motorola Solutions Inc.	36,851	3,665,200

		7,602,631
CONSTRUCTION & ENGINEERING — 1.52%
AECOM[a]	36,112	1,412,340
Fluor Corp.	32,030	1,944,221
Jacobs Engineering Group Inc.	27,569	1,914,943
Quanta Services Inc.[a]	35,449	1,364,432

		6,635,936
CONSUMER FINANCE — 0.80%
Ally Financial Inc.	101,001	3,006,800
Santander Consumer USA Holdings Inc.	26,587	458,625

		3,465,425
CONTAINERS & PACKAGING — 3.34%
Ball Corp.	79,629	3,048,198
Crown Holdings Inc.[a]	30,735	1,784,167
Packaging Corp. of America	21,474	2,697,779
Sealed Air Corp.	41,037	1,943,102
Sonoco Products Co.	22,785	1,237,453
WestRock Co.	57,939	3,860,475

		14,571,174
DISTRIBUTORS — 0.80%
Genuine Parts Co.	33,351	3,470,839

		3,470,839
DIVERSIFIED CONSUMER SERVICES — 0.29%
H&R Block Inc.	47,908	1,271,478

		1,271,478
DIVERSIFIED FINANCIAL SERVICES — 0.49%
Voya Financial Inc.	41,130	2,135,058

		2,135,058

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.91%
CenturyLink Inc.	221,367	$3,942,546

		3,942,546
ELECTRIC UTILITIES — 4.94%
Alliant Energy Corp.	52,630	2,092,042
Avangrid Inc.	12,803	623,762
Entergy Corp.	41,021	3,227,942
Eversource Energy	72,106	4,549,168
FirstEnergy Corp.	101,194	3,329,283
Great Plains Energy Inc.	49,374	1,536,519
IDACORP Inc.	11,559	997,310
OGE Energy Corp.	45,734	1,472,635
Pinnacle West Capital Corp.	25,417	2,032,089
Westar Energy Inc.	32,513	1,679,622

		21,540,372
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.68%
Arrow Electronics Inc.[a]	20,146	1,638,676
Avnet Inc.	27,734	1,178,695
Jabil Inc.	40,504	1,030,017
Keysight Technologies Inc.[a]	42,430	1,982,329
Zebra Technologies Corp. Class Aa	12,189	1,501,197

		7,330,914
ENERGY EQUIPMENT & SERVICES — 1.14%
Helmerich & Payne Inc.	24,878	1,791,962
National Oilwell Varco Inc.	86,450	3,170,986

		4,962,948
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.56%
Duke Realty Corp.	81,070	2,141,059
EPR Properties[b]	14,708	868,654
Gaming and Leisure Properties Inc.	45,733	1,666,510
HCP Inc.	106,771	2,571,046
Hospitality Properties Trust	36,033	1,023,698
Medical Properties Trust Inc.[b]	83,499	1,092,167
Omega Healthcare Investors Inc.[b]	45,398	1,227,562
Park Hotels & Resorts Inc.[b]	36,954	1,068,340
SL Green Realty Corp.	22,368	2,248,431
WP Carey Inc.	24,475	1,586,225

		15,493,692
FOOD & STAPLES RETAILING — 1.41%
Kroger Co. (The)	202,391	6,144,591

		6,144,591

Security	Shares	Value
FOOD PRODUCTS — 5.36%
Bunge Ltd.	31,999	$2,541,681
Campbell Soup Co.	43,783	2,038,099
Conagra Brands Inc.	92,923	3,531,074
Ingredion Inc.	16,357	2,349,519
JM Smucker Co. (The)	25,838	3,278,584
Kellogg Co.	56,604	3,855,298
Pilgrim’s Pride Corp.[a]	12,080	335,462
Seaboard Corp.	63	273,168
Tyson Foods Inc. Class A	67,714	5,153,712

		23,356,597
GAS UTILITIES — 0.67%
National Fuel Gas Co.	19,629	1,094,317
UGI Corp.	39,627	1,813,728

		2,908,045
HEALTH CARE PROVIDERS & SERVICES — 2.72%
Cardinal Health Inc.	71,584	5,139,016
Envision Healthcare Corp.[a]	27,775	999,622
Quest Diagnostics Inc.	31,005	3,280,949
Universal Health Services Inc. Class B	19,946	2,423,439

		11,843,026
HOTELS, RESTAURANTS & LEISURE — 0.10%
Caesars Entertainment Corp.[a,b]	32,579	454,477

		454,477
HOUSEHOLD DURABLES — 1.72%
Garmin Ltd.	25,413	1,599,494
Newell Brands Inc.	111,544	2,949,224
Whirlpool Corp.	16,355	2,967,124

		7,515,842
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.10%
AES Corp./VA	151,215	1,748,046
NRG Energy Inc.	68,837	1,790,450
Vistra Energy Corp.[a]	64,810	1,263,795

		4,802,291
INSURANCE — 8.27%
Alleghany Corp.[a]	3,504	2,199,461
American Financial Group Inc./OH	15,748	1,784,878
Assured Guaranty Ltd.	26,965	959,684
Axis Capital Holdings Ltd.	18,986	959,363

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
Brighthouse Financial Inc.[a]	21,979	$1,412,371
Cincinnati Financial Corp.	33,982	2,613,216
First American Financial Corp.	25,189	1,487,914
Hartford Financial Services Group Inc. (The)	81,169	4,769,490
Lincoln National Corp.	49,796	4,123,109
Loews Corp.	62,786	3,242,897
Old Republic International Corp.	55,983	1,203,075
Principal Financial Group Inc.	61,106	4,130,766
Reinsurance Group of America Inc.	14,696	2,302,128
Unum Group	51,043	2,714,977
XL Group Ltd.	58,237	2,145,451

		36,048,780
INTERNET & DIRECT MARKETING RETAIL — 0.70%
Liberty Interactive Corp. QVC Group Series Aa	108,041	3,034,872

		3,034,872
IT SERVICES — 1.63%
First Data Corp. Class Aa	101,188	1,791,028
Leidos Holdings Inc.	32,370	2,155,842
Sabre Corp.	47,872	994,301
Western Union Co. (The)	104,547	2,173,532

		7,114,703
MACHINERY — 1.68%
Colfax Corp.[a,b]	22,627	905,533
Crane Co.	11,591	1,158,404
Flowserve Corp.	29,946	1,357,153
Pentair PLC	37,586	2,687,399
Trinity Industries Inc.	34,783	1,198,970

		7,307,459
MEDIA — 3.09%
Altice USA Inc.[a,b]	14,941	320,783
Discovery Communications Inc. Class Aa,b	35,421	888,005
Discovery Communications Inc. Class C NVS[a,b]	46,673	1,113,618
DISH Network Corp. Class Aa	51,877	2,433,031
Interpublic Group of Companies Inc. (The)	88,951	1,947,138
Omnicom Group Inc.	52,459	4,020,982
Viacom Inc. Class Ab	2,020	78,679
Viacom Inc. Class B NVS	80,303	2,683,726

		13,485,962

Security	Shares	Value
METALS & MINING — 3.87%
Alcoa Corp.[a]	39,385	$2,048,808
Freeport-McMoRan Inc.[a]	306,240	5,971,680
Newmont Mining Corp.	121,356	4,916,132
Reliance Steel & Aluminum Co.	16,706	1,463,278
Steel Dynamics Inc.	53,901	2,447,105

		16,847,003
MORTGAGE REAL ESTATE INVESTMENT — 1.60%
AGNC Investment Corp.	89,564	1,682,907
Annaly Capital Management Inc.	263,902	2,781,527
New Residential Investment Corp.	75,709	1,309,009
Starwood Property Trust Inc.[b]	59,812	1,219,567

		6,993,010
MULTI-UTILITIES — 4.28%
Ameren Corp.	55,219	3,127,052
CenterPoint Energy Inc.	98,099	2,764,430
CMS Energy Corp.	64,151	2,870,757
DTE Energy Co.	40,806	4,310,746
MDU Resources Group Inc.	44,770	1,185,510
NiSource Inc.	76,628	1,891,179
SCANA Corp.	32,675	1,327,912
Vectren Corp.	19,024	1,153,425

		18,631,011
MULTILINE RETAIL — 1.29%
Kohl’s Corp.	38,348	2,483,800
Macy’s Inc.	69,726	1,809,390
Nordstrom Inc.	26,731	1,318,105

		5,611,295
OIL, GAS & CONSUMABLE FUELS — 7.30%
Andeavor	32,659	3,532,397
Apache Corp.	86,653	3,888,120
Cheniere Energy Inc.[a,b]	45,978	2,600,516
Devon Energy Corp.	119,575	4,946,818
Hess Corp.	61,439	3,103,284
HollyFrontier Corp.	40,379	1,936,577
Marathon Oil Corp.	193,277	3,515,709
Murphy Oil Corp.	37,212	1,194,505
Noble Energy Inc.	110,691	3,378,289
Targa Resources Corp.	49,081	2,355,888
WPX Energy Inc.[a]	91,233	1,343,862

		31,795,965
PERSONAL PRODUCTS — 0.75%
Coty Inc. Class A	107,482	2,107,722
Herbalife Ltd.[a,b]	14,207	1,179,039

		3,286,761

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
PHARMACEUTICALS — 1.82%
Mylan NVa	122,022	$5,228,642
Perrigo Co. PLC	29,811	2,701,473

		7,930,115
PROFESSIONAL SERVICES — 1.11%
ManpowerGroup Inc.	15,166	1,992,661
Nielsen Holdings PLC	76,198	2,850,567

		4,843,228
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
Jones Lang LaSalle Inc.	10,397	1,625,571

		1,625,571
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.29%
First Solar Inc.[a]	18,668	1,253,930

		1,253,930
SOFTWARE — 1.35%
CA Inc.	71,406	2,559,905
Dell Technologies Inc. Class Va	46,227	3,314,476

		5,874,381
SPECIALTY RETAIL — 3.49%
AutoNation Inc.[a,b]	13,637	821,220
AutoZone Inc.[a]	6,254	4,787,062
Best Buy Co. Inc.	57,871	4,228,055
Gap Inc. (The)	49,854	1,657,147
L Brands Inc.	56,174	2,813,756
Williams-Sonoma Inc.	17,843	914,097

		15,221,337
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.08%
NetApp Inc.	61,386	3,775,239
Seagate Technology PLC	65,813	3,632,878
Xerox Corp.	48,902	1,669,025

		9,077,142
TEXTILES, APPAREL & LUXURY GOODS — 1.90%
Hanesbrands Inc.	83,457	1,812,686
Michael Kors Holdings Ltd.[a]	34,616	2,284,656
PVH Corp.	17,612	2,731,269
Ralph Lauren Corp.	12,710	1,452,880

		8,281,491
THRIFTS & MORTGAGE FINANCE — 0.65%
MGIC Investment Corp.[a]	84,924	1,258,574
New York Community Bancorp. Inc.	112,023	1,586,245

		2,844,819

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.11%
HD Supply Holdings Inc.[a]	42,734	$1,661,925
WW Grainger Inc.	11,796	3,180,910

		4,842,835

TOTAL COMMON STOCKS
(Cost: $365,051,767)		435,430,377

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	6,933,977	6,935,364
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	231,008	231,008

		7,166,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,165,709)		7,166,372

TOTAL INVESTMENTS IN SECURITIES — 101.55%
(Cost: $372,217,476)		442,596,749
Other Assets, Less Liabilities — (1.55)%		(6,742,044)

NET ASSETS — 100.00%		$435,854,705

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,647,082	—		(8,713,105)[a]	6,933,977	$6,935,364	$54,586	[b]	$(2,122)	$110
BlackRock Cash Funds: Treasury, SL Agency Shares	172,460	58,548	[a]	—	231,008	231,008	4,183		—	—

						$7,166,372	$58,769		$(2,122)	$110

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$435,430,377	$—	$—	$435,430,377
Money market funds	7,166,372	—	—	7,166,372

Total	$442,596,749	$—	$—	$442,596,749

82

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.90%
Aerojet Rocketdyne Holdings Inc.[a,b]	30,496	$838,640
KLX Inc.[a]	20,844	1,472,837

		2,311,477
AIR FREIGHT & LOGISTICS — 0.25%
Hub Group Inc. Class Aa	13,567	651,894

		651,894
AIRLINES — 0.31%
Allegiant Travel Co.	5,089	810,423

		810,423
AUTO COMPONENTS — 1.86%
Dana Inc.	58,751	1,938,195
Tenneco Inc.	20,950	1,215,310
Visteon Corp.[a]	12,609	1,640,179

		4,793,684
AUTOMOBILES — 0.21%
Winnebago Industries Inc.	11,740	533,583

		533,583
BANKS — 12.62%
BancFirst Corp.	6,831	380,828
Bank of Hawaii Corp.	17,219	1,440,714
BankUnited Inc.	43,316	1,777,689
Banner Corp.	13,315	723,537
Berkshire Hills Bancorp. Inc.	14,889	565,038
Cathay General Bancorp.	30,791	1,346,798
CenterState Bank Corp.	26,500	688,735
Chemical Financial Corp.	28,855	1,685,421
Columbia Banking System Inc.	29,653	1,277,451
Community Bank System Inc.	20,551	1,095,368
CVB Financial Corp.	41,600	973,440
First Busey Corp.	16,982	526,102
First Citizens BancShares Inc./NC Class A	3,530	1,501,697
First Financial Bancorp.	25,181	717,658
First Horizon National Corp.	131,680	2,615,165
First Merchants Corp.	16,950	731,562
Glacier Bancorp. Inc.	31,675	1,242,293
Great Western Bancorp. Inc.	23,891	1,007,006
Hilltop Holdings Inc.	30,361	795,155
Home BancShares Inc./AR	64,086	1,538,705
Independent Bank Corp./Rockland MA	11,139	794,768

Security	Shares	Value
Independent Bank Group Inc.	6,979	$500,743
MB Financial Inc.	33,987	1,453,964
Renasant Corp.	17,411	749,892
South State Corp.	14,852	1,315,887
UMB Financial Corp.	17,786	1,354,937
Union Bankshares Corp.	22,045	832,199
United Community Banks Inc./GA	29,144	923,282
Wintrust Financial Corp.	22,679	1,948,126

		32,504,160
BEVERAGES — 0.26%
Boston Beer Co. Inc. (The) Class Aa,b	3,515	667,323

		667,323
BIOTECHNOLOGY — 3.46%
Acceleron Pharma Inc.[a]	15,613	648,096
AnaptysBio Inc.[a]	5,916	623,487
Array BioPharma Inc.[a]	79,999	1,185,585
Avexis Inc.[a]	12,670	1,567,659
FibroGen Inc.[a]	30,921	1,810,425
Immunomedics Inc.[a]	44,445	740,898
Loxo Oncology Inc.[a]	8,842	897,198
OPKO Health Inc.[a,b]	147,556	658,100
Spectrum Pharmaceuticals Inc.[a]	36,758	791,767

		8,923,215
BUILDING PRODUCTS — 1.78%
Apogee Enterprises Inc.	11,612	528,462
Armstrong World Industries Inc.[a]	21,435	1,343,974
Builders FirstSource Inc.[a]	45,863	982,385
Masonite International Corp.[a]	11,557	806,101
Universal Forest Products Inc.	24,841	927,315

		4,588,237
CAPITAL MARKETS — 2.72%
BGC Partners Inc. Class A	96,783	1,384,965
Evercore Inc. Class A	15,654	1,574,009
LPL Financial Holdings Inc.	36,580	2,182,363
Stifel Financial Corp.	27,763	1,874,558

		7,015,895
CHEMICALS — 4.22%
Cabot Corp.	25,118	1,698,981
Ferro Corp.[a]	34,042	800,668
GCP Applied Technologies Inc.[a]	29,090	971,606
HB Fuller Co.	20,439	1,059,762

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Ingevity Corp.[a]	17,096	$1,240,315
Innospec Inc.	9,791	702,994
Minerals Technologies Inc.	14,362	1,079,304
PolyOne Corp.	32,754	1,423,489
Sensient Technologies Corp.	17,655	1,268,512
Stepan Co.	8,019	628,850

		10,874,481
COMMERCIAL SERVICES & SUPPLIES — 2.96%
ABM Industries Inc.	22,477	854,800
Brady Corp. Class A	19,490	745,493
Brink’s Co. (The)	20,468	1,707,031
Covanta Holding Corp.	53,179	869,477
Herman Miller Inc.	24,271	982,975
HNI Corp.	17,612	684,931
Matthews International Corp. Class A	13,044	730,464
UniFirst Corp./MA	6,278	1,037,753

		7,612,924
COMMUNICATIONS EQUIPMENT — 2.79%
Acacia Communications Inc.[a,b]	7,857	290,002
Ciena Corp.[a,b]	57,943	1,233,027
EchoStar Corp. Class Aa	19,508	1,191,159
Finisar Corp.[a]	46,248	830,614
Oclaro Inc.[a]	68,528	407,056
Plantronics Inc.	13,415	791,351
ViaSat Inc.[a,b]	21,960	1,660,615
Viavi Solutions Inc.[a]	92,316	792,071

		7,195,895
CONSTRUCTION & ENGINEERING — 2.38%
Comfort Systems USA Inc.	15,063	641,684
Dycom Industries Inc.[a,b]	12,542	1,463,777
Granite Construction Inc.	16,183	1,079,244
MasTec Inc.[a,b]	27,169	1,450,825
Valmont Industries Inc.	9,164	1,499,230

		6,134,760
CONSUMER FINANCE — 0.76%
FirstCash Inc.	19,125	1,398,037
LendingClub Corp.[a,b]	151,421	554,201

		1,952,238
CONTAINERS & PACKAGING — 0.35%
Silgan Holdings Inc.	30,028	897,537

		897,537

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
Straight Path Communications Inc. Class Ba,b	2,960	$540,200
Vonage Holdings Corp.[a,b]	84,490	945,443

		1,485,643
ELECTRIC UTILITIES — 0.27%
Otter Tail Corp.	16,052	683,815

		683,815
ELECTRICAL EQUIPMENT — 0.48%
Generac Holdings Inc.[a,b]	25,239	1,234,944

		1,234,944
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.91%
Knowles Corp.[a]	36,306	553,304
TTM Technologies Inc.[a,b]	37,160	612,768
Vishay Intertechnology Inc.	53,552	1,175,466

		2,341,538
ENERGY EQUIPMENT & SERVICES — 1.23%
C&J Energy Services Inc.[a]	25,673	786,107
Dril-Quip Inc.[a]	15,359	793,292
Forum Energy Technologies Inc.[a]	29,403	496,911
U.S. Silica Holdings Inc.	32,979	1,097,871

		3,174,181
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.22%
Alexander’s Inc.	1,532	556,668
American Assets Trust Inc.	16,819	593,038
Columbia Property Trust Inc.	48,650	1,064,948
Corporate Office Properties Trust	40,449	1,104,258
EastGroup Properties Inc.	13,979	1,213,517
Education Realty Trust Inc.[b]	30,762	1,016,069
Empire State Realty Trust Inc. Class A	52,173	1,019,982
First Industrial Realty Trust Inc.	48,582	1,499,240
Four Corners Property Trust Inc.	24,823	585,823
GEO Group Inc. (The)	50,367	1,135,776
Healthcare Realty Trust Inc.[b]	50,629	1,512,288
JBG SMITH Properties	37,919	1,279,766
Life Storage Inc.	18,867	1,567,848
LTC Properties Inc.	16,059	658,098
National Health Investors Inc.	16,865	1,189,488

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
Pebblebrook Hotel Trust[b]	28,000	$1,092,000
Piedmont Office Realty Trust Inc. Class Ab	58,627	1,144,399
PS Business Parks Inc.	8,078	986,405
Rayonier Inc.	52,278	1,696,944
RLJ Lodging Trust	70,850	1,638,052
Ryman Hospitality Properties Inc.	20,753	1,588,642
STAG Industrial Inc.	38,206	967,376
Sunstone Hotel Investors Inc.	91,355	1,539,332
Tanger Factory Outlet Centers Inc.[b]	38,386	966,559
Taubman Centers Inc.	24,613	1,517,391
Washington REIT	31,863	913,194
Weingarten Realty Investors	48,413	1,430,604

		31,477,705
FOOD & STAPLES RETAILING — 0.46%
Performance Food Group Co.[a]	34,418	1,182,258

		1,182,258
FOOD PRODUCTS — 2.13%
Cal-Maine Foods Inc.[a]	12,086	514,259
Darling Ingredients Inc.[a]	66,888	1,240,104
Hain Celestial Group Inc. (The)[a]	42,082	1,605,007
J&J Snack Foods Corp.	6,062	839,223
Lancaster Colony Corp.	7,912	1,015,901
Tootsie Roll Industries Inc.[b]	7,746	277,307

		5,491,801
GAS UTILITIES — 2.16%
New Jersey Resources Corp.	35,207	1,366,032
ONE Gas Inc.	21,187	1,500,675
South Jersey Industries Inc.	32,274	950,146
WGL Holdings Inc.	20,822	1,753,629

		5,570,482
HEALTH CARE EQUIPMENT & SUPPLIES — 0.99%
CONMED Corp.	10,095	583,289
Haemonetics Corp.[a]	21,408	1,384,027
Integer Holdings Corp.[a]	11,444	573,917

		2,541,233
HEALTH CARE PROVIDERS & SERVICES — 3.29%
Acadia Healthcare Co. Inc.[a,b]	33,169	1,130,400
AMN Healthcare Services Inc.[a,b]	19,399	1,040,756
MEDNAX Inc.[a]	37,983	2,005,882

Security	Shares	Value
Molina Healthcare Inc.[a,b]	17,823	$1,628,309
Premier Inc. Class Aa,b	23,213	753,262
Select Medical Holdings Corp.[a]	43,444	768,959
Tenet Healthcare Corp.[a,b]	32,786	619,000
Tivity Health Inc.[a]	13,834	536,067

		8,482,635
HEALTH CARE TECHNOLOGY — 0.43%
Allscripts Healthcare Solutions Inc.[a]	73,371	1,093,962

		1,093,962
HOTELS, RESTAURANTS & LEISURE — 2.47%
Bloomin’ Brands Inc.	37,045	816,101
Cheesecake Factory Inc. (The)	17,285	850,249
Cracker Barrel Old Country Store Inc.[b]	9,728	1,716,797
ILG Inc.	42,818	1,344,913
La Quinta Holdings Inc.[a]	32,864	654,980
Red Rock Resorts Inc. Class A	27,909	969,280

		6,352,320
HOUSEHOLD DURABLES — 1.25%
Helen of Troy Ltd.[a]	11,072	1,031,357
KB Home	34,182	1,077,416
TopBuild Corp.[a]	14,433	1,104,702

		3,213,475
HOUSEHOLD PRODUCTS — 0.54%
Central Garden & Pet Co.[a]	4,209	164,951
Central Garden & Pet Co. Class Aa	14,181	534,907
WD-40 Co.	5,665	701,044

		1,400,902
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.36%
NRG Yield Inc. Class A	14,083	265,183
NRG Yield Inc. Class C	25,492	481,799
TerraForm Power Inc. Class A	16,900	184,210

		931,192
INSURANCE — 3.56%
Argo Group International Holdings Ltd.	12,045	738,358
Employers Holdings Inc.	13,152	557,645
Enstar Group Ltd.[a]	4,268	886,037
Kemper Corp.	19,811	1,284,743
Mercury General Corp.	14,822	725,537

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
National General Holdings Corp.	24,687	$494,234
Navigators Group Inc. (The)	9,077	441,142
Primerica Inc.	17,943	1,812,243
RLI Corp.	15,745	1,011,774
White Mountains Insurance Group Ltd.	1,443	1,211,976

		9,163,689
INTERNET & DIRECT MARKETING RETAIL — 0.40%
Liberty Expedia Holdings Inc. Class Aa	22,100	1,036,269

		1,036,269
INTERNET SOFTWARE & SERVICES — 0.94%
Cars.com Inc.[a]	29,052	862,554
j2 Global Inc.	19,624	1,569,724

		2,432,278
IT SERVICES — 2.97%
Blackhawk Network Holdings Inc.[a]	23,061	1,048,122
CACI International Inc. Class Aa	9,978	1,402,408
CoreLogic Inc./U.S.[a]	33,396	1,581,635
DST Systems Inc.	24,423	2,036,146
Science Applications International Corp.	17,559	1,345,897
TTEC Holdings Inc.	5,787	229,744

		7,643,952
MACHINERY — 3.88%
Barnes Group Inc.	20,028	1,317,642
EnPro Industries Inc.	8,656	761,641
Franklin Electric Co. Inc.	15,693	710,893
Hillenbrand Inc.	25,594	1,133,814
ITT Inc.	35,689	1,998,584
Mueller Industries Inc.	23,467	776,523
REV Group Inc.	11,148	326,190
SPX FLOW Inc.[a]	17,169	796,127
Watts Water Technologies Inc. Class A	11,273	899,022
Welbilt Inc.[a,b]	56,626	1,262,760

		9,983,196
MARINE — 0.63%
Kirby Corp.[a,b]	21,784	1,631,622

		1,631,622

Security	Shares	Value
MEDIA — 2.17%
Cable One Inc.	1,904	$1,344,281
Cinemark Holdings Inc.	42,963	1,581,038
Emerald Expositions Events Inc.	6,175	133,257
John Wiley & Sons Inc. Class A	18,098	1,147,413
Nexstar Media Group Inc. Class A	18,470	1,387,097

		5,593,086
METALS & MINING — 2.01%
Allegheny Technologies Inc.[a]	51,019	1,375,472
Carpenter Technology Corp.	19,011	977,165
Coeur Mining Inc.[a,b]	75,263	605,115
Hecla Mining Co.	161,840	621,466
Kaiser Aluminum Corp.	6,858	756,026
Worthington Industries Inc.	18,145	848,460

		5,183,704
MULTILINE RETAIL — 0.41%
Big Lots Inc.	17,239	1,047,786

		1,047,786
OIL, GAS & CONSUMABLE FUELS — 1.95%
Carrizo Oil & Gas Inc.[a,b]	31,368	630,811
CNX Resources Corp.[a]	84,097	1,178,199
Gulfport Energy Corp.[a]	66,888	680,251
Laredo Petroleum Inc.[a,b]	54,155	526,928
SemGroup Corp. Class A	26,817	768,307
SM Energy Co.	41,687	973,391
Tellurian Inc.[a]	24,250	275,238

		5,033,125
PAPER & FOREST PRODUCTS — 0.24%
Neenah Inc.	6,823	617,482

		617,482
PERSONAL PRODUCTS — 0.13%
USANA Health Sciences Inc.[a,b]	4,557	340,180

		340,180
PHARMACEUTICALS — 0.85%
Akorn Inc.[a,b]	38,091	1,227,292
Horizon Pharma PLC[a]	66,551	968,317

		2,195,609
PROFESSIONAL SERVICES — 0.99%
Korn/Ferry International	22,940	1,022,207
On Assignment Inc.[a]	19,816	1,517,311

		2,539,518

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2018

Security	Shares	Value
ROAD & RAIL — 0.44%
Saia Inc.[a]	10,342	$781,338
Schneider National Inc. Class B	12,138	355,401

		1,136,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.63%
Amkor Technology Inc.[a]	51,491	517,999
Diodes Inc.[a]	15,642	440,948
Kulicke & Soffa Industries Inc.[a]	28,648	659,191
Semtech Corp.[a]	26,882	962,376
Versum Materials Inc.	44,114	1,623,395

		4,203,909
SOFTWARE — 0.38%
Progress Software Corp.	19,408	967,101

		967,101
SPECIALTY RETAIL — 1.72%
Aaron’s Inc.	25,287	1,033,985
Children’s Place Inc. (The)	7,064	1,058,187
Lithia Motors Inc. Class A	9,756	1,219,110
Murphy USA Inc.[a]	13,141	1,121,059

		4,432,341
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.22%
Diebold Nixdorf Inc.	30,668	565,825

		565,825
TEXTILES, APPAREL & LUXURY GOODS — 1.60%
Columbia Sportswear Co.	11,914	889,618
Skechers U.S.A. Inc. Class Aa	54,320	2,237,441
Steven Madden Ltd.[a]	21,600	997,920

		4,124,979
THRIFTS & MORTGAGE FINANCE — 1.29%
BofI Holding Inc.[a,b]	22,721	817,274
Northwest Bancshares Inc.	41,636	701,567
Walker & Dunlop Inc.[a,b]	11,479	533,200
Washington Federal Inc.	35,407	1,271,111

		3,323,152
TOBACCO — 0.36%
Vector Group Ltd.	43,915	935,389

		935,389

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.92%
Air Lease Corp.	38,937	$1,893,117
Applied Industrial Technologies Inc.	15,762	1,162,447
MRC Global Inc.[a]	38,313	688,868
MSC Industrial Direct Co. Inc. Class A	18,060	1,695,473
Rush Enterprises Inc. Class Aa	12,678	685,246
Univar Inc.[a]	46,287	1,382,130

		7,507,281
WATER UTILITIES — 0.63%
American States Water Co.	14,891	822,281
California Water Service Group	19,476	792,673

		1,614,954

TOTAL COMMON STOCKS
(Cost: $216,522,046)		257,378,978

SHORT-TERM INVESTMENTS — 6.29%

MONEY MARKET FUNDS — 6.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	16,041,054	16,044,262
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	150,447	150,447

		16,194,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,192,411)		16,194,709

TOTAL INVESTMENTS IN SECURITIES — 106.21%
(Cost: $232,714,457)		273,573,687
Other Assets, Less Liabilities — (6.21)%		(16,003,275)

NET ASSETS — 100.00%		$257,570,412

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,820,010	—	(3,778,956)[a]	16,041,054	$16,044,262	$155,133[b]	$(3,415)	$(2,211)
BlackRock Cash Funds: Treasury, SL Agency Shares	23,943	126,504[a]	—	150,447	150,447	1,646	—	—

					$16,194,709	$156,779	$(3,415)	$(2,211)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$257,378,978	$—	$—	$257,378,978
Money market funds	16,194,709	—	—	16,194,709

Total	$273,573,687	$—	$—	$273,573,687

88

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 0.61%
Cubic Corp.	5,978	$347,023
Mercury Systems Inc.[a]	11,496	552,038

		899,061

AIR FREIGHT & LOGISTICS — 0.29%
Forward Air Corp.	7,106	431,405

		431,405

AUTO COMPONENTS — 1.04%
Dorman Products Inc.[a,b]	7,154	539,698
Fox Factory Holding Corp.[a]	8,966	343,846
LCI Industries	5,939	654,775

		1,538,319

BANKS — 4.06%
Ameris Bancorp.	8,886	475,845
Cadence BanCorp[a]	4,433	124,035
Eagle Bancorp. Inc.[a]	7,415	467,145
FCB Financial Holdings Inc. Class Aa	10,442	572,222
First Financial Bankshares Inc.	15,769	732,470
Investors Bancorp. Inc.	60,325	825,849
LegacyTexas Financial Group Inc.	9,123	401,777
Pacific Premier Bancorp. Inc.[a]	9,214	375,470
ServisFirst Bancshares Inc.	10,747	455,888
Texas Capital Bancshares Inc.[a]	11,781	1,116,839
TowneBank/Portsmouth VA	15,207	464,574

		6,012,114

BEVERAGES — 0.36%
Coca-Cola Bottling Co. Consolidated	1,112	225,202
National Beverage Corp.	2,785	307,659

		532,861

BIOTECHNOLOGY — 8.91%
ACADIA Pharmaceuticals Inc.[a,b]	23,294	696,724
Agios Pharmaceuticals Inc.[a,b]	9,841	775,077
Amicus Therapeutics Inc.[a]	39,635	642,880
Blueprint Medicines Corp.[a,b]	9,086	714,614
Emergent BioSolutions Inc.[a]	8,357	407,738
Foundation Medicine Inc.[a,b]	3,473	241,026
Global Blood Therapeutics Inc.[a]	9,504	550,282

Security	Shares	Value
Halozyme Therapeutics Inc.[a]	31,557	$589,485
Insmed Inc.[a]	18,249	464,255
Intercept Pharmaceuticals Inc.[a,b]	4,267	264,981
Intrexon Corp.[a,b]	15,040	195,520
Ironwood Pharmaceuticals Inc.[a,b]	32,278	478,037
Ligand Pharmaceuticals Inc.[a,b]	5,010	789,676
MiMedx Group Inc.[a,b]	24,263	406,405
Myriad Genetics Inc.[a]	16,496	608,372
Portola Pharmaceuticals Inc.[a,b]	15,542	797,460
Puma Biotechnology Inc.[a]	7,244	484,261
Radius Health Inc.[a,b]	9,700	365,302
Sage Therapeutics Inc.[a,b]	9,746	1,849,791
Sarepta Therapeutics Inc.[a,b]	14,423	945,283
Spark Therapeutics Inc.[a,b]	7,415	415,611
Ultragenyx Pharmaceutical Inc.[a]	9,418	502,450

		13,185,230
BUILDING PRODUCTS — 1.72%
AAON Inc.	9,596	349,295
American Woodmark Corp.[a]	3,413	463,656
Patrick Industries Inc.[a]	5,702	365,213
Simpson Manufacturing Co. Inc.	10,035	589,456
Trex Co. Inc.[a]	6,985	779,456

		2,547,076
CAPITAL MARKETS — 1.45%
Cohen & Steers Inc.	4,997	203,728
Financial Engines Inc.	15,105	429,737
Interactive Brokers Group Inc. Class A	16,968	1,085,782
Morningstar Inc.	4,365	419,564

		2,138,811
CHEMICALS — 1.35%
Balchem Corp.	7,629	602,691
Kraton Corp.[a]	7,474	375,643
PQ Group Holdings Inc.[a]	6,870	112,256
Quaker Chemical Corp.	3,171	488,017
Tronox Ltd. Class A	21,713	426,226

		2,004,833
COMMERCIAL SERVICES & SUPPLIES — 2.15%
Advanced Disposal Services Inc.[a]	9,967	242,896
Clean Harbors Inc.[a]	12,339	682,840
Healthcare Services Group Inc.	17,404	960,353
MSA Safety Inc.	8,064	631,492

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
Tetra Tech Inc.	13,282	$660,115

		3,177,696
COMMUNICATIONS EQUIPMENT — 0.90%
InterDigital Inc./PA	8,269	645,396
Lumentum Holdings Inc.[a,b]	14,758	683,295

		1,328,691
CONSTRUCTION & ENGINEERING — 0.77%
EMCOR Group Inc.	13,979	1,136,213

		1,136,213
CONSTRUCTION MATERIALS — 0.56%
Summit Materials Inc. Class Aa	25,878	826,802

		826,802
CONSUMER FINANCE — 0.45%
Green Dot Corp. Class Aa	10,901	667,795

		667,795
DISTRIBUTORS — 0.16%
Core-Mark Holding Co. Inc.	11,047	244,028

		244,028
DIVERSIFIED CONSUMER SERVICES — 1.55%
Chegg Inc.[a,b]	19,435	336,614
Grand Canyon Education Inc.[a]	11,422	1,062,132
Sotheby’sa	8,889	468,984
Weight Watchers International Inc.[a,b]	6,591	423,735

		2,291,465
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
Cogent Communications Holdings Inc.	9,868	445,047
Globalstar Inc.[a,b]	94,011	98,711

		543,758
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.47%
Dolby Laboratories Inc. Class A	14,112	907,966
II-VI Inc.[a]	13,073	557,563
Itron Inc.[a]	8,126	594,823
Littelfuse Inc.	5,887	1,279,481
Methode Electronics Inc.	8,792	359,153
Novanta Inc.[a]	7,682	444,788
OSI Systems Inc.[a,b]	4,235	279,849

Security	Shares	Value
Rogers Corp.[a]	4,345	$715,969

		5,139,592
ENERGY EQUIPMENT & SERVICES — 0.14%
Keane Group Inc.[a]	12,475	206,212

		206,212
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.44%
Acadia Realty Trust	19,966	490,365
Alexander & Baldwin Inc.	16,025	424,983
CoreSite Realty Corp.	8,121	879,667
Global Net Lease Inc.	16,071	294,742
Gramercy Property Trust	38,162	963,209
Paramount Group Inc.	48,620	730,759
Physicians Realty Trust	42,684	695,749
QTS Realty Trust Inc. Class A	11,983	596,753
Retail Opportunity Investments Corp.	26,160	480,559
Rexford Industrial Realty Inc.	18,580	551,640
Spirit Realty Capital Inc.	108,227	884,215
Terreno Realty Corp.	13,015	463,334
Urban Edge Properties[b]	25,233	589,947

		8,045,922
FOOD & STAPLES RETAILING — 0.87%
PriceSmart Inc.	5,441	463,573
Sprouts Farmers Market Inc.[a]	29,379	820,556

		1,284,129
FOOD PRODUCTS — 0.69%
Snyder’s-Lance Inc.	20,370	1,018,093

		1,018,093
HEALTH CARE EQUIPMENT & SUPPLIES — 6.88%
Cantel Medical Corp.	8,467	939,244
DexCom Inc.[a,b]	20,641	1,201,306
Globus Medical Inc. Class Aa	17,208	792,256
ICU Medical Inc.[a]	3,595	823,075
Inogen Inc.[a]	4,083	497,473
Insulet Corp.[a]	13,813	1,057,109
Integra LifeSciences Holdings Corp.[a]	15,136	797,062
Merit Medical Systems Inc.[a]	11,973	556,146
Neogen Corp.[a]	12,146	716,979
Nevro Corp.[a]	6,643	533,167

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
NuVasive Inc.[a]	12,148	$593,673
NxStage Medical Inc.[a]	15,808	395,674
Penumbra Inc.[a,b]	7,117	708,853
Wright Medical Group NVa	25,035	569,546

		10,181,563
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Amedisys Inc.[a,b]	6,808	365,045
Chemed Corp.	3,800	990,166
HealthEquity Inc.[a]	12,258	620,500

		1,975,711
HEALTH CARE TECHNOLOGY — 1.69%
Cotiviti Holdings Inc.[a]	9,001	315,035
HMS Holdings Corp.[a]	19,971	342,103
Medidata Solutions Inc.[a]	13,885	945,707
Omnicell Inc.[a]	9,009	441,892
Teladoc Inc.[a,b]	12,233	457,514

		2,502,251
HOTELS, RESTAURANTS & LEISURE — 6.44%
Boyd Gaming Corp.	19,529	770,810
Buffalo Wild Wings Inc.[a]	3,347	525,479
Choice Hotels International Inc.	8,627	708,708
Churchill Downs Inc.	3,076	796,684
Dave & Buster’s Entertainment Inc.[a,b]	9,801	460,647
Eldorado Resorts Inc.[a]	14,295	493,892
Hilton Grand Vacations Inc.[a]	15,337	689,705
Hyatt Hotels Corp. Class Aa	10,942	889,584
Jack in the Box Inc.	7,012	638,022
Marriott Vacations Worldwide Corp.	5,615	855,333
Papa John’s International Inc.	6,109	396,413
Planet Fitness Inc. Class Aa	20,364	687,489
Texas Roadhouse Inc.	15,530	911,921
Wendy’s Co. (The)	43,254	699,850

		9,524,537
HOUSEHOLD DURABLES — 1.20%
Installed Building Products Inc.[a]	5,023	361,405
iRobot Corp.[a]	6,642	589,478
Roku Inc.[a,b]	4,347	176,575
Tempur Sealy International Inc.[a]	10,969	654,191

		1,781,649

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.70%
Ormat Technologies Inc.	8,565	$600,235
Pattern Energy Group Inc.	21,025	433,536

		1,033,771
INSURANCE — 0.47%
ProAssurance Corp.	12,676	693,377

		693,377
INTERNET & DIRECT MARKETING RETAIL — 1.53%
Groupon Inc.[a,b]	94,529	500,058
Nutrisystem Inc.	7,135	308,589
Shutterfly Inc.[a]	7,840	534,296
Wayfair Inc. Class Aa,b	9,961	916,512

		2,259,455
INTERNET SOFTWARE & SERVICES — 6.61%
2U Inc.[a,b]	12,404	921,245
Alarm.com Holdings Inc.[a,b]	5,982	229,589
Box Inc. Class Aa	28,836	641,313
Cargurus Inc.[a,b]	2,250	75,375
Cimpress NVa,b	6,873	875,689
Cision Ltd.[a]	9,321	110,827
Cloudera Inc.[a]	19,300	361,296
Cornerstone OnDemand Inc.[a]	12,563	516,716
Coupa Software Inc.[a]	6,290	240,467
Envestnet Inc.[a]	10,565	567,869
Etsy Inc.[a]	26,405	495,358
GTT Communications Inc.[a]	7,796	359,785
MongoDB Inc.[a]	2,278	61,757
New Relic Inc.[a]	10,102	603,392
Nutanix Inc. Class Aa	13,896	446,062
Pandora Media Inc.[a]	59,457	284,204
Q2 Holdings Inc.[a]	7,978	337,868
Shutterstock Inc.[a,b]	4,404	194,921
Stamps.com Inc.[a]	3,872	789,307
Trade Desk Inc. (The) Class Aa,b	4,737	229,650
TrueCar Inc.[a,b]	18,715	220,650
Twilio Inc. Class Aa,b	16,427	431,044
Yelp Inc.[a]	18,155	795,552

		9,789,936

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
IT SERVICES — 2.33%
Acxiom Corp.[a]	18,893	$511,434
EPAM Systems Inc.[a]	11,891	1,396,955
ExlService Holdings Inc.[a]	8,098	491,953
MAXIMUS Inc.	15,463	1,054,267

		3,454,609
LIFE SCIENCES TOOLS & SERVICES — 0.30%
Cambrex Corp.[a,b]	7,785	438,685

		438,685
MACHINERY — 2.62%
Albany International Corp. Class A	6,922	439,201
ESCO Technologies Inc.	6,169	377,234
John Bean Technologies Corp.	7,494	852,443
Mueller Water Products Inc. Class A	37,691	438,346
Proto Labs Inc.[a]	5,905	645,712
RBC Bearings Inc.[a,b]	5,774	727,524
Sun Hydraulics Corp.	6,459	400,975

		3,881,435
MEDIA — 1.22%
IMAX Corp.[a]	13,322	264,442
Madison Square Garden Co. (The) Class Aa	3,939	850,194
New York Times Co. (The) Class A	29,885	694,826

		1,809,462
MULTILINE RETAIL — 0.44%
Ollie’s Bargain Outlet Holdings Inc.[a]	11,702	650,046

		650,046
OIL, GAS & CONSUMABLE FUELS — 2.41%
Callon Petroleum Co.[a,b]	48,115	546,105
Extraction Oil & Gas Inc.[a]	29,493	415,852
Jagged Peak Energy Inc.[a]	7,725	99,266
Kosmos Energy Ltd.[a]	54,553	376,961
Matador Resources Co.[a,b]	22,983	744,879
PDC Energy Inc.[a,b]	15,681	813,060
SRC Energy Inc.[a,b]	57,520	572,324

		3,568,447
PHARMACEUTICALS — 3.99%
Aerie Pharmaceuticals Inc.[a]	8,755	480,212
Corcept Therapeutics Inc.[a]	22,585	519,794
Medicines Co. (The)[a]	15,229	504,537

Security	Shares	Value
Nektar Therapeutics[a]	37,401	$3,127,098
Prestige Brands Holdings Inc.[a,b]	12,640	528,731
Supernus Pharmaceuticals Inc.[a]	12,229	477,542
Theravance Biopharma Inc.[a,b]	9,848	260,381

		5,898,295
PROFESSIONAL SERVICES — 1.35%
Exponent Inc.	6,160	456,764
Insperity Inc.	8,848	541,940
TriNet Group Inc.[a,b]	9,770	428,610
WageWorks Inc.[a]	9,466	573,166

		2,000,480
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.70%
HFF Inc. Class A	8,749	430,538
Kennedy-Wilson Holdings Inc.	31,778	564,060
Redfin Corp.[a,b]	2,400	48,720

		1,043,318
ROAD & RAIL — 0.93%
Heartland Express Inc.[b]	11,952	271,191
Landstar System Inc.	9,958	1,105,836

		1,377,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.79%
Advanced Energy Industries Inc.[a]	9,445	671,823
Ambarella Inc.[a,b]	7,925	399,420
Brooks Automation Inc.	16,784	468,274
Cabot Microelectronics Corp.	6,043	615,721
Cirrus Logic Inc.[a]	15,166	751,779
Cree Inc.[a,b]	23,297	803,979
Entegris Inc.	33,567	1,092,606
Inphi Corp.[a,b]	10,156	303,360
Integrated Device Technology Inc.[a]	31,534	942,866
MACOM Technology Solutions Holdings Inc.[a,b]	9,828	305,651
MaxLinear Inc.[a,b]	14,550	375,244
Power Integrations Inc.	7,086	529,324
Rambus Inc.[a]	26,208	331,007
Silicon Laboratories Inc.[a]	10,110	972,582

		8,563,636
SOFTWARE — 8.76%
ACI Worldwide Inc.[a,b]	28,262	662,461
Blackline Inc.[a]	7,086	235,468
BroadSoft Inc.[a]	7,555	414,770

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2018

Security	Shares	Value
Callidus Software Inc.[a]	16,238	$583,756
CommVault Systems Inc.[a]	10,243	546,464
Ebix Inc.	5,255	431,435
Ellie Mae Inc.[a]	8,199	766,606
Fair Isaac Corp.	7,123	1,229,857
FireEye Inc.[a,b]	41,799	630,329
HubSpot Inc.[a,b]	8,251	800,760
Imperva Inc.[a]	7,560	330,750
Manhattan Associates Inc.[a]	16,371	864,716
Paylocity Holding Corp.[a]	6,526	341,245
Pegasystems Inc.	8,692	441,988
Proofpoint Inc.[a,b]	10,644	1,085,901
Qualys Inc.[a,b]	7,596	474,750
RealPage Inc.[a,b]	14,023	697,644
RingCentral Inc. Class Aa	15,413	836,926
Zendesk Inc.[a]	24,097	928,216
Zynga Inc. Class Aa	186,163	666,464

		12,970,506
SPECIALTY RETAIL — 1.50%
Five Below Inc.[a]	13,104	850,843
Floor & Decor Holdings Inc. Class Aa	7,722	362,162
Monro Inc.	7,822	441,943
National Vision Holdings Inc.[a]	3,777	147,756
RHa	4,486	421,639

		2,224,343
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
3D Systems Corp.[a,b]	27,227	278,804
Pure Storage Inc. Class Aa,b	26,775	539,249

		818,053
THRIFTS & MORTGAGE FINANCE — 1.32%
Essent Group Ltd.[a]	19,627	913,048
LendingTree Inc.[a,b]	1,797	661,026
WSFS Financial Corp.	7,496	383,046

		1,957,120
TRADING COMPANIES & DISTRIBUTORS — 1.32%
Beacon Roofing Supply Inc.[a,b]	16,075	972,537
GMS Inc.[a]	7,536	258,334
SiteOne Landscape Supply Inc.[a,b]	9,454	720,017

		1,950,888

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
Shenandoah Telecommunications Co.	11,067	$376,278

		376,278

TOTAL COMMON STOCKS (Cost: $117,024,502)		147,924,984
SHORT-TERM INVESTMENTS — 18.80%

MONEY MARKET FUNDS — 18.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	27,722,117	27,727,661
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	94,994	94,994

		27,822,655

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,818,540)		27,822,655

TOTAL INVESTMENTS IN SECURITIES — 118.74%
(Cost: $144,843,042)		175,747,639
Other Assets, Less Liabilities — (18.74)%		(27,741,111)

NET ASSETS — 100.00%		$148,006,528

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,737,327	3,984,790	[a]	—	27,722,117	$27,727,661	$106,609	[b]	$(3,703)	$(3,960)
BlackRock Cash Funds: Treasury, SL Agency Shares	506,942	—		(411,948)[a]	94,994	94,994	637		—	—

						$27,822,655	$107,246		$(3,703)	$(3,960)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$147,924,984	$—	$—	$147,924,984
Money market funds	27,822,655	—	—	27,822,655

Total	$175,747,639	$—	$—	$175,747,639

94

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.02%
Esterline Technologies Corp.[a]	22,602	$1,662,377
Moog Inc. Class Aa	27,690	2,493,762
Triumph Group Inc.	42,647	1,243,160

		5,399,299
AIR FREIGHT & LOGISTICS — 0.23%
Atlas Air Worldwide Holdings Inc.[a]	21,703	1,221,879

		1,221,879
AIRLINES — 1.26%
Hawaiian Holdings Inc.	45,032	1,681,945
SkyWest Inc.	44,364	2,473,293
Spirit Airlines Inc.[a,b]	59,364	2,500,412

		6,655,650
AUTO COMPONENTS — 0.93%
American Axle & Manufacturing Holdings Inc.[a,b]	84,929	1,498,997
Cooper Tire & Rubber Co.	43,945	1,718,249
Cooper-Standard Holdings Inc.[a]	13,517	1,684,083

		4,901,329
BANKS — 9.81%
Associated Banc-Corp.	129,251	3,198,962
BancorpSouth Bank	71,890	2,411,910
First Hawaiian Inc.	45,495	1,314,806
First Midwest Bancorp. Inc.	87,919	2,185,666
Fulton Financial Corp.	149,863	2,727,507
Hancock Holding Co.	72,781	3,908,340
Hope Bancorp Inc.	110,157	2,097,389
IBERIABANK Corp.	46,049	3,891,140
International Bancshares Corp.	46,367	1,924,231
NBT Bancorp. Inc.	37,347	1,378,478
Old National Bancorp./IN	114,499	1,980,833
Park National Corp.	11,164	1,172,443
Popular Inc.	87,339	3,549,457
Simmons First National Corp. Class A	33,474	1,969,945
TCF Financial Corp.	147,133	3,156,003
Trustmark Corp.	57,971	1,842,898
Umpqua Holdings Corp.	188,206	4,074,660
United Bankshares Inc./WV	89,848	3,306,406
Valley National Bancorp.	226,090	2,841,951
WesBanco Inc.	37,739	1,547,676

Security	Shares	Value
Westamerica Bancorp.	22,604	$1,341,999

		51,822,700
BIOTECHNOLOGY — 0.48%
Clovis Oncology Inc.[a,b]	41,945	2,537,673

		2,537,673

BUILDING PRODUCTS — 0.43%
JELD-WEN Holding Inc.[a]	57,734	2,267,792

		2,267,792

CAPITAL MARKETS — 1.67%
Artisan Partners Asset Management Inc. Class A	38,566	1,509,859
Federated Investors Inc. Class B NVS	74,774	2,593,162
Legg Mason Inc.	73,170	3,118,506
Waddell & Reed Financial Inc. Class A	70,186	1,614,278

		8,835,805

CHEMICALS — 2.00%
Ashland Global Holdings Inc.	53,115	3,855,618
Kronos Worldwide Inc.	19,392	532,310
Platform Specialty Products Corp.[a,b]	184,786	2,163,844
Trinseo SA	37,459	3,088,495
Venator Materials PLC[a]	41,107	929,840

		10,570,107

COMMERCIAL SERVICES & SUPPLIES — 1.21%
ACCO Brands Corp.[a]	91,534	1,084,678
Deluxe Corp.	41,181	3,058,513
Pitney Bowes Inc.	159,906	2,256,273

		6,399,464

COMMUNICATIONS EQUIPMENT — 0.76%
NETGEAR Inc.[a,b]	26,972	1,879,948
NetScout Systems Inc.[a]	74,572	2,125,302

		4,005,250

CONSTRUCTION & ENGINEERING — 0.96%
Chicago Bridge & Iron Co. NVb	86,968	1,815,022
KBR Inc.	119,875	2,438,258
Tutor Perini Corp.[a,b]	33,816	836,946

		5,090,226

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2018

Security	Shares	Value

CONSUMER FINANCE — 1.15%
Navient Corp.	225,076	$3,207,333
Nelnet Inc. Class A	16,658	868,048
OneMain Holdings Inc.[a]	61,486	2,011,207

		6,086,588

CONTAINERS & PACKAGING — 1.55%
Bemis Co. Inc.[b]	77,585	3,626,323
Greif Inc. Class A NVS	22,168	1,310,572
Owens-Illinois Inc.[a]	139,482	3,238,772

		8,175,667

DIVERSIFIED CONSUMER SERVICES — 0.90%
Adtalem Global Education Inc.[a]	51,915	2,388,090
Graham Holdings Co. Class B	3,960	2,354,022

		4,742,112
ELECTRIC UTILITIES — 2.98%
ALLETE Inc.	43,524	3,152,879
El Paso Electric Co.	34,832	1,818,230
Hawaiian Electric Industries Inc.	93,010	3,172,571
MGE Energy Inc.	29,751	1,779,110
PNM Resources Inc.	68,165	2,597,086
Portland General Electric Co.	76,166	3,225,630

		15,745,506
ELECTRICAL EQUIPMENT — 1.04%
EnerSys	36,049	2,534,605
Regal Beloit Corp.	37,914	2,953,501

		5,488,106
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.07%
Anixter International Inc.[a]	24,782	2,074,253
AVX Corp.	39,244	704,037
Belden Inc.[b]	36,091	3,059,434
Benchmark Electronics Inc.[a]	42,691	1,235,905
Insight Enterprises Inc.[a]	30,747	1,141,329
Plexus Corp.[a]	28,828	1,722,473
Sanmina Corp.[a]	61,633	1,611,703
Tech Data Corp.[a]	29,708	2,978,821
VeriFone Systems Inc.[a,b]	96,315	1,702,849

		16,230,804
ENERGY EQUIPMENT & SERVICES — 4.28%
Diamond Offshore Drilling Inc.[a,b]	55,477	980,833

Security	Shares	Value
Ensco PLC Class A	373,129	$2,201,461
Frank’s International NV	55,492	384,005
McDermott International Inc.[a]	243,831	2,140,836
Nabors Industries Ltd.	271,935	2,131,970
Oceaneering International Inc.	84,165	1,740,532
Patterson-UTI Energy Inc.	190,082	4,489,737
Superior Energy Services Inc.[a]	131,406	1,373,193
Transocean Ltd.[a,b]	356,574	3,847,434
Weatherford International PLC[a,b]	848,576	3,343,389

		22,633,390
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.17%
Apple Hospitality REIT Inc.	179,241	3,493,407
Brandywine Realty Trust	150,167	2,693,996
CBL & Associates Properties Inc.[b]	147,448	819,811
Chesapeake Lodging Trust	51,546	1,410,814
CoreCivic Inc.[b]	101,155	2,347,808
Cousins Properties Inc.	359,103	3,231,927
DDR Corp.	261,715	2,125,126
DiamondRock Hospitality Co.	171,873	2,021,226
Equity Commonwealth[a]	106,191	3,176,173
Government Properties Income Trust[b]	65,037	1,116,035
Kite Realty Group Trust[b]	71,702	1,208,896
LaSalle Hotel Properties[b]	96,889	2,958,990
Lexington Realty Trust	185,865	1,676,502
Mack-Cali Realty Corp.	76,968	1,544,748
Outfront Media Inc.	118,629	2,657,290
Potlatch Corp.[b]	34,858	1,843,988
Quality Care Properties Inc.[a,b]	80,626	1,088,451
Retail Properties of America Inc. Class A	194,344	2,341,845
Sabra Health Care REIT Inc.	152,524	2,760,684
Select Income REIT[b]	55,205	1,234,384
Summit Hotel Properties Inc.[b]	89,416	1,385,054
Uniti Group Inc.[a,b]	141,133	2,234,135
Washington Prime Group Inc.	158,149	1,040,620
Xenia Hotels & Resorts Inc.	91,570	2,032,854

		48,444,764
FOOD & STAPLES RETAILING — 0.77%
Rite Aid Corp.[a,b]	911,032	1,986,050
United Natural Foods Inc.[a]	43,486	2,069,933

		4,055,983

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
FOOD PRODUCTS — 2.05%
B&G Foods Inc.	57,053	$1,882,749
Flowers Foods Inc.	157,851	3,095,458
Fresh Del Monte Produce Inc.	29,434	1,392,523
Sanderson Farms Inc.[b]	17,127	2,173,416
TreeHouse Foods Inc.[a]	48,963	2,309,095

		10,853,241
GAS UTILITIES — 1.36%
Northwest Natural Gas Co.	24,619	1,411,900
Southwest Gas Holdings Inc.	40,793	3,001,549
Spire Inc.	41,305	2,746,782

		7,160,231
HEALTH CARE EQUIPMENT & SUPPLIES — 0.37%
Halyard Health Inc.[a]	40,156	1,960,014

		1,960,014
HEALTH CARE PROVIDERS & SERVICES — 1.68%
Brookdale Senior Living Inc.[a]	159,743	1,517,559
LifePoint Health Inc.[a,b]	33,767	1,669,778
Magellan Health Inc.[a]	20,628	2,054,549
Owens & Minor Inc.	52,608	1,107,924
Patterson Companies Inc.	70,487	2,529,778

		8,879,588
HOTELS, RESTAURANTS & LEISURE — 1.53%
Brinker International Inc.	39,672	1,441,681
Extended Stay America Inc.	164,602	3,329,898
Penn National Gaming Inc.[a]	37,798	1,206,134
Scientific Games Corp. Class Aa,b	45,260	2,111,379

		8,089,092
HOUSEHOLD DURABLES — 1.79%
MDC Holdings Inc.	38,536	1,299,048
Meritage Homes Corp.[a]	32,475	1,540,939
Taylor Morrison Home Corp. Class Aa	79,613	2,024,559
TRI Pointe Group Inc.[a]	128,734	2,099,651
Tupperware Brands Corp.	43,547	2,515,275

		9,479,472
HOUSEHOLD PRODUCTS — 1.02%
Energizer Holdings Inc.	51,978	3,026,159
HRG Group Inc.[a]	128,713	2,349,012

		5,375,171

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
Dynegy Inc.[a]	113,302	$1,418,541

		1,418,541
INSURANCE — 4.82%
American Equity Investment Life Holding Co.	66,681	2,200,473
American National Insurance Co.	7,404	935,791
AmTrust Financial Services Inc.	80,984	1,086,805
Aspen Insurance Holdings Ltd.	50,839	1,898,837
CNO Financial Group Inc.	135,410	3,329,732
FBL Financial Group Inc. Class A	8,747	608,791
Genworth Financial Inc. Class Aa	428,280	1,310,537
Hanover Insurance Group Inc. (The)	36,224	4,098,746
Horace Mann Educators Corp.	34,856	1,439,553
Selective Insurance Group Inc.	49,969	2,910,694
Third Point Reinsurance Ltd.[a]	74,050	1,055,212
Validus Holdings Ltd.	68,001	4,603,668

		25,478,839
INTERNET & DIRECT MARKETING RETAIL — 0.00%
Liberty Interactive Corp. QVC Group Series Aa	2	56

		56
IT SERVICES — 2.09%
Conduent Inc.[a]	169,231	2,775,388
Convergys Corp.	79,306	1,845,450
Syntel Inc.[a]	33,514	755,741
Teradata Corp.[a,b]	103,412	4,188,186
Travelport Worldwide Ltd.	107,483	1,462,844

		11,027,609
LEISURE PRODUCTS — 0.15%
Acushnet Holdings Corp.	35,628	764,221

		764,221
MACHINERY — 3.65%
Actuant Corp. Class Ab	51,335	1,270,541
Harsco Corp.[a]	69,408	1,242,403
Kennametal Inc.	69,296	3,380,259
Meritor Inc.[a]	75,847	2,069,106
Navistar International Corp.[a]	55,454	2,541,457
Rexnord Corp.[a,b]	88,935	2,499,963
Terex Corp.	68,313	3,212,078
Timken Co. (The)	58,451	3,071,600

		19,287,407

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
MEDIA — 2.73%
AMC Networks Inc. Class Aa,b	43,113	$2,224,200
Meredith Corp.	33,852	2,238,971
Regal Entertainment Group Class A	96,967	2,218,605
Sinclair Broadcast Group Inc. Class A	65,099	2,415,173
TEGNA Inc.	184,088	2,663,753
Tribune Media Co. Class A	62,008	2,640,921

		14,401,623
METALS & MINING — 2.49%
AK Steel Holding Corp.[a,b]	269,814	1,365,259
Cleveland-Cliffs Inc.[a]	253,862	1,738,955
Commercial Metals Co.	99,132	2,383,133
Compass Minerals International Inc.	28,949	2,110,382
U.S. Steel Corp.	149,192	5,581,273

		13,179,002
MORTGAGE REAL ESTATE INVESTMENT — 2.51%
Apollo Commercial Real Estate Finance Inc.[b]	83,552	1,518,140
Blackstone Mortgage Trust Inc. Class Ab	90,348	2,800,788
Chimera Investment Corp.[b]	160,694	2,730,191
Invesco Mortgage Capital Inc.[b]	95,775	1,555,386
MFA Financial Inc.	339,689	2,432,173
Two Harbors Investment Corp.	149,319	2,202,455

		13,239,133
MULTI-UTILITIES — 1.43%
Avista Corp.	55,121	2,775,894
Black Hills Corp.	45,771	2,542,579
NorthWestern Corp.	41,586	2,259,783

		7,578,256
OIL, GAS & CONSUMABLE FUELS — 4.67%
Arch Coal Inc. Class A	20,861	1,877,699
Chesapeake Energy Corp.[a,b]	777,620	2,721,670
CVR Energy Inc.	13,776	493,043
Delek U.S. Holdings Inc.	62,036	2,164,436
Oasis Petroleum Inc.[a]	230,711	1,997,957
PBF Energy Inc. Class A	94,166	3,044,387
Peabody Energy Corp.[a]	89,336	3,610,068
QEP Resources Inc.[a]	206,184	1,929,882

Security	Shares	Value
Southwestern Energy Co.[a]	438,515	$1,859,304
Ultra Petroleum Corp.[a]	168,279	1,174,587
Whiting Petroleum Corp.[a,b]	77,671	2,168,574
World Fuel Services Corp.	57,933	1,615,751

		24,657,358
PAPER & FOREST PRODUCTS — 1.71%
Domtar Corp.	53,651	2,755,515
KapStone Paper and Packaging Corp.	74,747	2,589,236
Louisiana-Pacific Corp.[a]	123,977	3,670,959

		9,015,710
PERSONAL PRODUCTS — 1.09%
Edgewell Personal Care Co.[a]	47,938	2,706,579
Nu Skin Enterprises Inc. Class A	42,353	3,042,640

		5,749,219
PHARMACEUTICALS — 0.50%
Endo International PLC[a,b]	172,426	1,191,464
Mallinckrodt PLC[a]	81,533	1,472,486

		2,663,950
PROFESSIONAL SERVICES — 1.01%
Dun & Bradstreet Corp. (The)	31,576	3,906,899
FTI Consulting Inc.[a]	32,556	1,415,209

		5,322,108
ROAD & RAIL — 1.87%
Avis Budget Group Inc.[a]	61,317	2,756,812
Hertz Global Holdings Inc.[a,b]	71,730	1,644,769
Ryder System Inc.	45,237	3,936,976
Werner Enterprises Inc.	38,451	1,564,956

		9,903,513
SOFTWARE — 1.47%
Nuance Communications Inc.[a]	226,958	4,042,122
TiVo Corp.	104,659	1,459,993
Verint Systems Inc.[a]	54,542	2,277,129

		7,779,244
SPECIALTY RETAIL — 5.63%
American Eagle Outfitters Inc.	143,936	2,590,848
Bed Bath & Beyond Inc.	122,581	2,829,170
Dick’s Sporting Goods Inc.	70,767	2,226,330
DSW Inc. Class A	62,014	1,242,140
Foot Locker Inc.	105,928	5,206,361
GameStop Corp. Class A	86,823	1,459,495

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2018

Security	Shares	Value
Group 1 Automotive Inc.	16,838	$1,320,941
Michaels Companies Inc. (The)[a]	94,478	2,538,624
Office Depot Inc.	441,365	1,434,436
Party City Holdco Inc.[a,b]	27,642	400,809
Penske Automotive Group Inc.	30,885	1,611,888
Sally Beauty Holdings Inc.[a]	109,910	1,825,605
Signet Jewelers Ltd.	51,740	2,737,046
Urban Outfitters Inc.[a]	68,550	2,338,241

		29,761,934
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.96%
Electronics For Imaging Inc.[a]	39,252	1,147,729
NCR Corp.[a,b]	104,124	3,905,691

		5,053,420
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Deckers Outdoor Corp.[a]	27,351	2,344,254
Wolverine World Wide Inc.	81,880	2,688,121

		5,032,375
THRIFTS & MORTGAGE FINANCE — 1.53%
Capitol Federal Financial Inc.	118,431	1,549,078
Flagstar Bancorp. Inc.[a]	18,264	680,334
Nationstar Mortgage Holdings Inc.[a,b]	25,013	443,731
Provident Financial Services Inc.	51,885	1,365,094
Radian Group Inc.	184,245	4,066,287

		8,104,524
TOBACCO — 0.20%
Universal Corp./VA	21,580	1,035,840

		1,035,840
TRADING COMPANIES & DISTRIBUTORS — 2.17%
Aircastle Ltd.	47,352	1,118,454
BMC Stock Holdings Inc.[a]	51,778	1,159,827
GATX Corp.	32,776	2,331,685
Kaman Corp.	23,860	1,496,022
NOW Inc.[a,b]	92,617	1,091,954
Triton International Ltd.	40,118	1,548,555
WESCO International Inc.[a]	40,223	2,741,198

		11,487,695
WIRELESS TELECOMMUNICATION SERVICES — 0.49%
Telephone & Data Systems Inc.	78,506	2,153,420
U.S. Cellular Corp.[a]	12,422	451,788

		2,605,208

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $468,802,434)		$527,653,688

SHORT-TERM INVESTMENTS — 9.48%

MONEY MARKET FUNDS — 9.48%
BlackRock Cash Funds: Institutional,SL Agency Shares
1.59%[c,d,e]	49,125,279	49,135,104
BlackRock Cash Funds: Treasury,SL Agency Shares
1.28%[c,d]	947,026	947,026

		50,082,130

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,076,030)		50,082,130

TOTAL INVESTMENTS IN SECURITIES — 109.34%
(Cost: $518,878,464)		577,735,818
Other Assets, Less Liabilities — (9.34)%		(49,338,379)

NET ASSETS — 100.00%		$528,397,439

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,502,189	15,623,090	[a]	—	49,125,279	$49,135,104	$373,535	[b]	$(8,344)	$(4,519)
BlackRock Cash Funds: Treasury, SL Agency Shares	611,204	335,822	[a]	—	947,026	947,026	4,515		—	—

						$50,082,130	$378,050		$(8,344)	$(4,519)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$527,653,688	$—	$—	$527,653,688
Money market funds	50,082,130	—	—	50,082,130

Total	$577,735,818	$—	$—	$577,735,818

100

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 0.11%
Spirit AeroSystems Holdings Inc. Class A	10,649	$1,090,032
Wesco Aircraft Holdings Inc.[a,b]	4,470	31,960

		1,121,992
AIR FREIGHT & LOGISTICS — 0.95%
CH Robinson Worldwide Inc.	12,631	1,155,231
Echo Global Logistics Inc.[a,b]	2,167	63,276
Expeditors International of Washington Inc.	16,269	1,056,672
United Parcel Service Inc. Class B	61,804	7,868,885

		10,144,064
AIRLINES — 0.16%
Delta Air Lines Inc.	16,292	924,897
Southwest Airlines Co.	13,469	818,915

		1,743,812
AUTO COMPONENTS — 0.21%
Autoliv Inc.	7,821	1,190,434
BorgWarner Inc.	18,996	1,068,715

		2,259,149
AUTOMOBILES — 0.47%
Harley-Davidson Inc.	15,353	744,006
Tesla Inc.[a,b]	11,996	4,250,303

		4,994,309
BANKS — 2.03%
Bank of Hawaii Corp.	3,840	321,293
Cathay General Bancorp.	6,908	302,156
CIT Group Inc.	12,190	617,911
Citizens Financial Group Inc.	44,825	2,057,467
Comerica Inc.	15,835	1,507,809
Heartland Financial USA Inc.	2,336	124,158
International Bancshares Corp.	5,055	209,783
KeyCorp	97,382	2,083,975
M&T Bank Corp.	12,248	2,336,673
Old National Bancorp./IN	12,198	211,025
People’s United Financial Inc.	31,013	610,026
PNC Financial Services Group Inc. (The)[c]	43,057	6,803,867
Regions Financial Corp.	106,981	2,057,245
Signature Bank/New York NYa	4,947	761,838

Security	Shares	Value
SVB Financial Group[a]	4,742	$1,169,140
Umpqua Holdings Corp.	19,820	429,103

		21,603,469
BEVERAGES — 1.81%
Coca-Cola Co. (The)	363,858	17,316,002
Dr Pepper Snapple Group Inc.	16,249	1,939,318

		19,255,320

BIOTECHNOLOGY — 5.39%
AbbVie Inc.	143,127	16,061,712
Amgen Inc.	65,503	12,186,833
Biogen Inc.[a]	18,997	6,607,347
BioMarin Pharmaceutical Inc.[a]	15,774	1,423,288
Celgene Corp.[a]	70,201	7,101,533
Gilead Sciences Inc.	117,201	9,821,444
TESARO Inc.[a,b]	3,415	230,376
Vertex Pharmaceuticals Inc.[a]	22,654	3,780,273

		57,212,806

BUILDING PRODUCTS — 0.85%
Allegion PLC	8,550	736,240
AO Smith Corp.	13,180	880,160
Builders FirstSource Inc.[a]	9,954	213,215
Fortune Brands Home & Security Inc.	13,862	983,232
Johnson Controls International PLC	83,778	3,278,233
Lennox International Inc.	3,418	744,816
Masco Corp.	28,677	1,280,715
Owens Corning	10,008	930,444

		9,047,055

CAPITAL MARKETS — 4.13%
Ameriprise Financial Inc.	13,472	2,272,726
Bank of New York Mellon Corp. (The)	92,830	5,263,461
BlackRock Inc.[c]	10,846	6,093,283
Charles Schwab Corp. (The)	108,289	5,776,135
CME Group Inc.	30,541	4,687,433
FactSet Research Systems Inc.	3,530	708,436
Franklin Resources Inc.	30,119	1,277,347
Invesco Ltd.	36,625	1,323,261
Legg Mason Inc.	8,002	341,045
Moody’s Corp.	15,446	2,499,008
Northern Trust Corp.	19,435	2,048,255

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
S&P Global Inc.	23,092	$4,181,961
State Street Corp.	33,600	3,701,712
T Rowe Price Group Inc.	21,597	2,410,873
TD Ameritrade Holding Corp.	22,964	1,281,162

		43,866,098

CHEMICALS — 1.94%
Air Products & Chemicals Inc.	19,583	3,297,190
Albemarle Corp.	9,944	1,109,651
Axalta Coating Systems Ltd.[a]	19,699	620,518
Ecolab Inc.	23,401	3,221,850
HB Fuller Co.	4,547	235,762
International Flavors & Fragrances Inc.	7,109	1,068,483
Minerals Technologies Inc.	3,157	237,248
Mosaic Co. (The)	30,016	819,437
PPG Industries Inc.	23,046	2,736,251
Praxair Inc.	25,704	4,150,939
Sherwin-Williams Co. (The)	7,554	3,150,849

		20,648,178
COMMERCIAL SERVICES & SUPPLIES — 0.20%
ACCO Brands Corp.[a]	9,703	114,981
Copart Inc.[a]	18,656	822,170
Deluxe Corp.	4,351	323,149
Essendant Inc.	3,626	32,815
HNI Corp.	3,964	154,160
Interface Inc.	5,307	132,410
Knoll Inc.	4,325	99,215
RR Donnelley & Sons Co.	5,920	48,366
Steelcase Inc. Class A	7,881	122,549
Team Inc.[a,b]	2,716	46,172
Tetra Tech Inc.	5,054	251,184

		2,147,171
COMMUNICATIONS EQUIPMENT — 2.05%
Cisco Systems Inc.	448,998	18,651,377
CommScope Holding Co. Inc.[a]	17,374	671,157
F5 Networks Inc.[a]	5,719	826,624
Motorola Solutions Inc.	14,641	1,456,194
Plantronics Inc.	3,026	178,504

		21,783,856
CONSTRUCTION & ENGINEERING — 0.11%
EMCOR Group Inc.[b]	5,326	432,897
Granite Construction Inc.	3,579	238,684

Security	Shares	Value
Quanta Services Inc.[a]	13,723	$528,198

		1,199,779
CONSUMER FINANCE — 0.75%
Ally Financial Inc.	40,488	1,205,328
American Express Co.	67,512	6,710,693

		7,916,021
CONTAINERS & PACKAGING — 0.47%
Avery Dennison Corp.	7,955	975,919
Ball Corp.	30,078	1,151,386
Sealed Air Corp.	17,105	809,922
Sonoco Products Co.	8,947	485,912
WestRock Co.	22,861	1,523,228

		4,946,367
DISTRIBUTORS — 0.16%
LKQ Corp.[a]	27,798	1,168,350
Pool Corp.	3,710	501,740

		1,670,090
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Voya Financial Inc.[b]	16,173	839,540

		839,540
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
CenturyLink Inc.	86,342	1,537,751
Cincinnati Bell Inc.[a]	3,247	56,011
Verizon Communications Inc.	366,350	19,808,544

		21,402,306
ELECTRIC UTILITIES — 0.25%
Alliant Energy Corp.	20,797	826,681
Eversource Energy	28,367	1,789,674

		2,616,355
ELECTRICAL EQUIPMENT — 0.67%
Acuity Brands Inc.	3,790	585,328
Eaton Corp. PLC	39,966	3,355,945
Rockwell Automation Inc.	11,502	2,269,230
Sensata Technologies Holding NVa,b	15,414	867,037

		7,077,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
Cognex Corp.	15,582	971,849

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
Corning Inc.	81,153	$2,533,597
Flex Ltd.[a,b]	47,918	863,003
Itron Inc.[a]	3,133	229,336
TE Connectivity Ltd.	31,752	3,255,532
Trimble Inc.[a]	22,786	1,004,863

		8,858,180
ENERGY EQUIPMENT & SERVICES — 1.26%
Baker Hughes a GE Co.	36,598	1,176,626
Core Laboratories NV	3,971	453,885
National Oilwell Varco Inc.	34,207	1,254,713
Schlumberger Ltd.	124,701	9,175,500
TechnipFMC PLC	39,951	1,296,809

		13,357,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.56%
American Tower Corp.	38,562	5,695,607
AvalonBay Communities Inc.	12,407	2,114,153
Boston Properties Inc.	13,812	1,708,683
Corporate Office Properties Trust	8,953	244,417
Digital Realty Trust Inc.	18,370	2,056,522
Duke Realty Corp.	32,018	845,595
Equinix Inc.	7,003	3,187,696
Equity Residential	32,908	2,027,462
Federal Realty Investment Trust	6,504	785,683
Forest City Realty Trust Inc. Class A	19,208	450,812
HCP Inc.	42,210	1,016,417
Host Hotels & Resorts Inc.	66,611	1,382,844
Iron Mountain Inc.[b]	22,608	791,958
Liberty Property Trust	13,259	549,055
Macerich Co. (The)	10,819	698,583
Potlatch Corp.	3,656	193,402
Prologis Inc.	47,788	3,111,477
SBA Communications Corp.[a]	10,772	1,879,714
Simon Property Group Inc.	27,928	4,562,597
UDR Inc.	24,083	879,752
Vornado Realty Trust	15,347	1,100,073
Weyerhaeuser Co.	67,654	2,539,731

		37,822,233
FOOD & STAPLES RETAILING — 0.29%
Sysco Corp.	45,060	2,832,922
United Natural Foods Inc.[a,b]	4,554	216,771

		3,049,693

Security	Shares	Value
FOOD PRODUCTS — 2.23%
Archer-Daniels-Midland Co.	50,386	$2,164,079
Bunge Ltd.	12,654	1,005,107
Campbell Soup Co.	16,366	761,837
Darling Ingredients Inc.[a,b]	14,822	274,800
General Mills Inc.	51,853	3,032,882
Hain Celestial Group Inc. (The)[a,b]	8,482	323,503
Hormel Foods Corp.	26,164	898,210
Ingredion Inc.	6,457	927,484
JM Smucker Co. (The)	10,207	1,295,166
Kellogg Co.	23,148	1,576,610
Kraft Heinz Co. (The)	54,730	4,290,285
McCormick & Co. Inc./MD NVS	10,778	1,172,323
Mondelez International Inc. Class A	135,462	6,014,513

		23,736,799
GAS UTILITIES — 0.08%
New Jersey Resources Corp.	7,788	302,174
Northwest Natural Gas Co.	2,553	146,415
WGL Holdings Inc.	4,612	388,423

		837,012
HEALTH CARE EQUIPMENT & SUPPLIES — 1.62%
Align Technology Inc.[a]	6,810	1,784,220
Becton Dickinson and Co.	23,753	5,770,554
Cooper Companies Inc. (The)	4,399	1,076,303
DENTSPLY SIRONA Inc.	20,656	1,256,091
Edwards Lifesciences Corp.[a]	18,973	2,401,602
Hologic Inc.[a,b]	25,245	1,077,962
IDEXX Laboratories Inc.[a]	7,857	1,469,573
ResMed Inc.	12,801	1,290,213
Varian Medical Systems Inc.[a,b]	8,265	1,053,788

		17,180,306
HEALTH CARE PROVIDERS & SERVICES — 2.02%
AmerisourceBergen Corp.	14,793	1,474,418
Cardinal Health Inc.	28,326	2,033,524
Centene Corp.[a]	15,424	1,654,070
Cigna Corp.	22,622	4,713,294
Envision Healthcare Corp.[a]	10,874	391,355
HCA Healthcare Inc.[a]	25,901	2,620,145
Henry Schein Inc.[a]	14,232	1,077,078
Humana Inc.	12,985	3,659,563

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	9,163	$1,598,943
MEDNAX Inc.[a]	8,421	444,713
Patterson Companies Inc.	7,758	278,435
Quest Diagnostics Inc.	12,277	1,299,152
Select Medical Holdings Corp.[a]	9,572	169,424

		21,414,114
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a]	26,717	1,846,946

		1,846,946
HOTELS, RESTAURANTS & LEISURE — 3.00%
Aramark	22,060	1,010,569
Choice Hotels International Inc.	3,280	269,452
Darden Restaurants Inc.	11,281	1,081,284
Domino’s Pizza Inc.	4,342	941,563
Hilton Worldwide Holdings Inc.	17,509	1,499,646
Jack in the Box Inc.	2,648	240,941
Marriott International Inc./MD Class A	28,443	4,190,792
McDonald’s Corp.	72,721	12,445,472
Royal Caribbean Cruises Ltd.	15,409	2,057,872
Starbucks Corp.	129,561	7,360,360
Vail Resorts Inc.	3,602	787,253

		31,885,204
HOUSEHOLD DURABLES — 0.49%
Ethan Allen Interiors Inc.	2,447	60,808
Garmin Ltd.	10,982	691,207
La-Z-Boy Inc.	4,341	130,881
Meritage Homes Corp.[a]	3,325	157,771
Mohawk Industries Inc.[a]	5,651	1,588,270
Newell Brands Inc.	44,111	1,166,295
Tupperware Brands Corp.	4,578	264,425
Whirlpool Corp.	6,568	1,191,567

		5,251,224
HOUSEHOLD PRODUCTS — 2.89%
Clorox Co. (The)	11,547	1,636,095
Colgate-Palmolive Co.	75,188	5,581,957
Kimberly-Clark Corp.	31,745	3,714,165
Procter & Gamble Co. (The)	229,004	19,772,205

		30,704,422

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	59,426	$686,964
Ormat Technologies Inc.	3,359	235,399

		922,363
INDUSTRIAL CONGLOMERATES — 1.51%
3M Co.	53,577	13,421,038
Roper Technologies Inc.	9,184	2,576,939

		15,997,977
INSURANCE — 3.26%
Aflac Inc.	35,512	3,132,158
Allstate Corp. (The)	32,469	3,206,963
Chubb Ltd.	41,818	6,529,881
Hartford Financial Services Group Inc. (The)	32,611	1,916,222
Loews Corp.	25,751	1,330,039
Marsh & McLennan Companies Inc.	46,052	3,846,263
Principal Financial Group Inc.	25,865	1,748,474
Progressive Corp. (The)	52,285	2,828,619
Prudential Financial Inc.	38,367	4,558,767
Travelers Companies Inc. (The)	24,795	3,717,266
Willis Towers Watson PLC	11,508	1,846,689

		34,661,341
INTERNET & DIRECT MARKETING RETAIL — 1.81%
Netflix Inc.[a]	38,742	10,471,963
Nutrisystem Inc.	2,687	116,213
Priceline Group Inc. (The)[a]	4,403	8,418,756
Shutterfly Inc.[a]	2,702	184,141

		19,191,073
INTERNET SOFTWARE & SERVICES — 9.82%
Alphabet Inc. Class Aa	26,766	31,643,301
Alphabet Inc. Class Ca	28,105	32,881,164
Facebook Inc. Class Aa	212,868	39,782,900

		104,307,365
IT SERVICES — 3.23%
Accenture PLC Class A	55,460	8,912,422
Automatic Data Processing Inc.	39,927	4,936,175
Cognizant Technology Solutions Corp. Class A	53,068	4,138,242

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
Convergys Corp.	8,395	$195,352
FleetCor Technologies Inc.[a]	8,220	1,746,750
International Business Machines Corp.	79,483	13,011,367
Teradata Corp.[a,b]	11,342	459,351
Western Union Co. (The)	41,763	868,253

		34,267,912
LEISURE PRODUCTS — 0.15%
Callaway Golf Co.	8,572	126,608
Hasbro Inc.	10,134	958,372
Mattel Inc.[b]	30,847	488,617

		1,573,597
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Agilent Technologies Inc.	28,775	2,112,948
Bio-Techne Corp.	3,358	471,094
IQVIA Holdings Inc.[a]	12,667	1,294,441
Mettler-Toledo International Inc.[a]	2,309	1,559,175
Waters Corp.[a]	7,184	1,548,942

		6,986,600
MACHINERY — 3.54%
AGCO Corp.	5,727	415,895
Caterpillar Inc.	53,034	8,632,874
Cummins Inc.	14,308	2,689,904
Deere & Co.	24,538	4,083,614
Dover Corp.	14,018	1,488,852
Flowserve Corp.	11,760	532,963
Fortive Corp.	27,979	2,126,964
Graco Inc.	15,124	707,803
Illinois Tool Works Inc.	27,830	4,833,236
Ingersoll-Rand PLC	22,716	2,149,615
Lincoln Electric Holdings Inc.	5,338	520,829
Meritor Inc.[a,b]	7,572	206,564
Middleby Corp. (The)[a,b]	5,184	706,372
Parker-Hannifin Corp.	11,962	2,409,386
Snap-on Inc.	5,181	887,557
Stanley Black & Decker Inc.	13,761	2,287,491
Tennant Co.	1,603	108,042
Timken Co. (The)	6,306	331,380
WABCO Holdings Inc.[a]	4,584	707,724
Wabtec Corp./DE	7,775	630,086
Xylem Inc./NY	16,161	1,167,794

		37,624,945

Security	Shares	Value
MEDIA — 2.51%
Discovery Communications Inc. Class Aa,b	13,855	$347,345
Discovery Communications Inc. Class C NVS[a]	18,687	445,872
John Wiley & Sons Inc. Class A	4,097	259,750
Liberty Global PLC Series Aa,b	18,268	682,858
Liberty Global PLC Series C NVS[a]	50,631	1,810,565
Liberty Latin America Ltd. Class Aa	4,153	93,235
Liberty Latin America Ltd. Class Ca,b	10,858	246,151
New York Times Co. (The) Class A	11,605	269,816
Scholastic Corp.	2,621	100,699
Scripps Networks Interactive Inc. Class A	7,773	683,946
Time Warner Inc.	69,887	6,663,725
Walt Disney Co. (The)	138,593	15,060,901

		26,664,863
METALS & MINING — 0.21%
Compass Minerals International Inc.	3,045	221,980
Nucor Corp.	28,585	1,914,052
Schnitzer Steel Industries Inc. Class A	2,238	76,540

		2,212,572
MULTI-UTILITIES — 0.94%
Avista Corp.	5,796	291,887
CenterPoint Energy Inc.	36,856	1,038,602
CMS Energy Corp.	25,381	1,135,800
Consolidated Edison Inc.	27,837	2,236,981
MDU Resources Group Inc.	16,700	442,216
NiSource Inc.	29,331	723,889
Sempra Energy	21,432	2,293,653
WEC Energy Group Inc.	28,257	1,816,925

		9,979,953
MULTILINE RETAIL — 0.15%
Kohl’s Corp.	15,343	993,766
Nordstrom Inc.	11,222	553,357

		1,547,123

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.17%
Apache Corp.	34,286	$1,538,413
Clean Energy Fuels Corp.[a,b]	10,867	17,061
ConocoPhillips	109,344	6,430,521
Denbury Resources Inc.[a]	32,637	79,308
Devon Energy Corp.	44,702	1,849,322
Energen Corp.[a]	8,749	456,960
EQT Corp.	22,749	1,235,043
Hess Corp.	25,746	1,300,431
Marathon Oil Corp.	76,491	1,391,371
Marathon Petroleum Corp.	45,488	3,150,954
Newfield Exploration Co.[a]	17,940	567,980
Noble Energy Inc.	41,603	1,269,724
Occidental Petroleum Corp.	68,698	5,150,289
ONEOK Inc.	34,013	2,002,005
Phillips 66	39,065	4,000,256
Pioneer Natural Resources Co.	15,283	2,795,414
QEP Resources Inc.[a]	21,651	202,653
Southwestern Energy Co.[a]	45,830	194,319

		33,632,024
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	5,641	289,722

		289,722
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.[a]	38,025	92,781
Estee Lauder Companies Inc. (The) Class A	20,115	2,714,720

		2,807,501
PHARMACEUTICALS — 2.63%
Bristol-Myers Squibb Co.	147,184	9,213,718
Jazz Pharmaceuticals PLC[a]	5,411	788,599
Merck & Co. Inc.	244,874	14,508,785
Zoetis Inc.	43,947	3,372,053

		27,883,155
PROFESSIONAL SERVICES — 0.43%
Dun & Bradstreet Corp. (The)	3,325	411,402
Exponent Inc.	2,298	170,397
Heidrick & Struggles International Inc.	1,713	45,223
ICF International Inc.[a]	1,569	83,314
IHS Markit Ltd.[a]	35,708	1,704,343

Security	Shares	Value
Kelly Services Inc. Class A	2,675	$75,729
ManpowerGroup Inc.	6,005	788,997
Navigant Consulting Inc.[a]	4,110	84,337
On Assignment Inc.[a]	4,499	344,488
Resources Connection Inc.	2,720	44,472
Robert Half International Inc.	11,359	657,459
RPX Corp.	4,136	58,070
TrueBlue Inc.[a]	3,847	105,216

		4,573,447
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
CBRE Group Inc. Class Aa	27,374	1,250,718
Jones Lang LaSalle Inc.	4,080	637,908
Realogy Holdings Corp.	12,270	337,548

		2,226,174
ROAD & RAIL — 1.96%
AMERCO	618	225,619
ArcBest Corp.	2,082	74,015
Avis Budget Group Inc.[a]	6,696	301,052
CSX Corp.	82,062	4,658,660
Genesee & Wyoming Inc. Class Aa,b	5,544	442,688
Hertz Global Holdings Inc.[a,b]	4,492	103,002
Kansas City Southern	9,490	1,073,604
Norfolk Southern Corp.	25,893	3,906,736
Ryder System Inc.	4,767	414,872
Union Pacific Corp.	71,842	9,590,907

		20,791,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.54%
Advanced Micro Devices Inc.[a,b]	72,433	995,229
Analog Devices Inc.	33,036	3,035,348
Applied Materials Inc.	95,825	5,139,095
Intel Corp.	421,993	20,314,743
Lam Research Corp.	14,597	2,795,617
Microchip Technology Inc.[b]	20,832	1,983,623
NVIDIA Corp.	53,859	13,238,542
Skyworks Solutions Inc.	16,434	1,597,549
Texas Instruments Inc.	88,859	9,745,167

		58,844,913
SOFTWARE — 10.23%
Adobe Systems Inc.[a]	44,275	8,844,374

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Shares	Value
ANSYS Inc.[a]	7,627	$1,232,905
Autodesk Inc.[a]	17,762	2,053,642
CA Inc.	28,436	1,019,431
Cadence Design Systems Inc.[a]	25,221	1,131,414
Citrix Systems Inc.[a]	13,638	1,265,061
Dell Technologies Inc. Class Va	18,163	1,302,287
Fortinet Inc.[a]	13,453	619,376
Intuit Inc.	21,870	3,671,973
Microsoft Corp.	657,115	62,432,496
Oracle Corp.	278,546	14,370,188
salesforce.com Inc.[a]	61,348	6,988,151
Symantec Corp.	54,963	1,496,643
VMware Inc. Class Aa,b	6,413	793,865
Workday Inc. Class Aa,b	12,060	1,445,873

		108,667,679
SPECIALTY RETAIL — 1.55%
AutoNation Inc.[a]	5,877	353,913
Best Buy Co. Inc.	24,557	1,794,135
Buckle Inc. (The)[b]	2,412	48,361
Caleres Inc.	3,870	114,707
CarMax Inc.[a]	16,494	1,177,177
Foot Locker Inc.	11,162	548,612
GameStop Corp. Class A	9,116	153,240
Gap Inc. (The)	21,179	703,990
Lowe’s Companies Inc.	75,096	7,864,804
Office Depot Inc.	46,661	151,648
Pier 1 Imports Inc.	5,520	18,326
Signet Jewelers Ltd.	5,168	273,387
Tiffany & Co.	11,207	1,195,227
Tractor Supply Co.	11,404	869,555
Ulta Beauty Inc.[a,b]	5,304	1,178,018

		16,445,100
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.63%
Hewlett Packard Enterprise Co.	145,502	2,386,233
HP Inc.	151,250	3,527,150
Super Micro Computer Inc.[a,b]	3,339	76,212
Xerox Corp.	19,444	663,624

		6,653,219
TEXTILES, APPAREL & LUXURY GOODS — 1.35%
Columbia Sportswear Co.	2,435	181,822
Deckers Outdoor Corp.[a]	2,880	246,845

Security	Shares	Value
Hanesbrands Inc.	32,806	$712,546
Michael Kors Holdings Ltd.[a]	13,646	900,636
NIKE Inc. Class B	117,739	8,032,155
PVH Corp.	6,968	1,080,598
Under Armour Inc. Class Aa,b	16,648	230,741
Under Armour Inc. Class Ca,b	16,952	217,833
VF Corp.	29,981	2,432,658
Wolverine World Wide Inc.	8,699	285,588

		14,321,422
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	44,020	623,323

		623,323
TRADING COMPANIES & DISTRIBUTORS — 0.46%
Air Lease Corp.	8,824	429,023
Applied Industrial Technologies Inc.	3,513	259,084
Fastenal Co.	25,920	1,424,563
H&E Equipment Services Inc.	2,822	111,130
United Rentals Inc.[a,b]	7,608	1,377,885
WW Grainger Inc.	4,932	1,329,963

		4,931,648
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	16,048	1,334,712

		1,334,712
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Sprint Corp.[a,b]	71,950	383,494

		383,494

TOTAL COMMON STOCKS
(Cost: $798,282,499)		1,059,785,315

SHORT-TERM INVESTMENTS — 1.90%

MONEY MARKET FUNDS — 1.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	18,623,145	18,626,870
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,594,125	1,594,125

		20,220,995

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,219,378)	$20,220,995

TOTAL INVESTMENTS IN SECURITIES — 101.70%
(Cost: $818,501,877)	1,080,006,310
Other Assets, Less Liabilities — (1.70)%	(18,053,678)

NET ASSETS — 100.00%	$1,061,952,632

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,860,508	7,762,637	[a]	—	18,623,145	$18,626,870	$57,765	[b]	$(1,533)	$(999)
BlackRock Cash Funds: Treasury, SL Agency Shares	603,275	990,850	[a]	—	1,594,125	1,594,125	8,195		—	—
BlackRock Inc.	10,570	2,746		(2,470)	10,846	6,093,283	80,173		488,422	1,451,369
PNC Financial Services Group Inc. (The)	42,308	10,774		(10,025)	43,057	6,803,867	99,320		397,836	1,285,289

						$33,118,145	$245,453		$884,725	$2,735,659

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,059,785,315	$—	$—	$1,059,785,315
Money market funds	20,220,995	—	—	20,220,995

Total	$1,080,006,310	$—	$—	$1,080,006,310

109

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 2.45%
Rockwell Collins Inc.	122,279	$16,934,419

		16,934,419
AIR FREIGHT & LOGISTICS — 0.47%
Expeditors International of Washington Inc.	50,046	3,250,488

		3,250,488
AUTOMOBILES — 1.25%
Tesla Inc.[a,b]	24,376	8,636,661

		8,636,661
BANKS — 2.23%
Comerica Inc.	57,411	5,466,675
KeyCorp	76,597	1,639,176
People’s United Financial Inc.	287,050	5,646,274
PNC Financial Services Group Inc. (The)[c]	6,448	1,018,913
SVB Financial Group[a]	6,728	1,658,788

		15,429,826
BEVERAGES — 2.52%
Coca-Cola Co. (The)	138,206	6,577,224
PepsiCo Inc.	90,198	10,850,819

		17,428,043
BIOTECHNOLOGY — 1.75%
AbbVie Inc.	13,761	1,544,260
Biogen Inc.[a]	8,915	3,100,726
Gilead Sciences Inc.	36,563	3,063,979
Vertex Pharmaceuticals Inc.[a]	26,301	4,388,848

		12,097,813
BUILDING PRODUCTS — 0.18%
Johnson Controls International PLC	32,586	1,275,090

		1,275,090
CAPITAL MARKETS — 6.72%
Bank of New York Mellon Corp. (The)	29,262	1,659,155
BlackRock Inc.[c]	32,203	18,091,646
Franklin Resources Inc.	58,830	2,494,980
Northern Trust Corp.	130,954	13,801,242
State Street Corp.	94,532	10,414,591

		46,461,614

Security	Shares	Value
CHEMICALS — 5.42%
Ecolab Inc.	240,337	$33,089,598
International Flavors & Fragrances Inc.	29,214	4,390,864

		37,480,462
COMMUNICATIONS EQUIPMENT — 2.30%
Cisco Systems Inc.	301,114	12,508,275
Motorola Solutions Inc.	33,786	3,360,356

		15,868,631
CONSUMER FINANCE — 1.18%
American Express Co.	81,979	8,148,713

		8,148,713
ELECTRIC UTILITIES — 1.32%
Edison International	16,515	1,032,683
Eversource Energy	89,559	5,650,277
Xcel Energy Inc.	53,966	2,463,008

		9,145,968
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Corning Inc.	53,957	1,684,537
TE Connectivity Ltd.	29,898	3,065,442

		4,749,979
ENERGY EQUIPMENT & SERVICES — 1.62%
Baker Hughes a GE Co.	112,083	3,603,468
National Oilwell Varco Inc.	20,053	735,544
Schlumberger Ltd.	17,954	1,321,055
TechnipFMC PLC	170,132	5,522,485

		11,182,552
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) —3.60%
American Tower Corp.	24,325	3,592,803
Equinix Inc.	6,254	2,846,758
Liberty Property Trust	167,043	6,917,251
Prologis Inc.	176,768	11,509,364

		24,866,176
FOOD PRODUCTS — 4.90%
Bunge Ltd.	98,915	7,856,819
Campbell Soup Co.	80,982	3,769,712
General Mills Inc.	108,158	6,326,161
Kellogg Co.	233,561	15,907,840

		33,860,532

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2018

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.64%
Cardinal Health Inc.	176,519	$12,672,299
HCA Healthcare Inc.[a]	8,524	862,288
Henry Schein Inc.[a,b]	234,946	17,780,713
Quest Diagnostics Inc.	7,464	789,841

		32,105,141
HOTELS, RESTAURANTS & LEISURE — 1.13%
Hilton Worldwide Holdings Inc.	14,605	1,250,918
Marriott International Inc./MD Class A	44,702	6,586,393

		7,837,311
HOUSEHOLD DURABLES — 0.27%
Newell Brands Inc.	71,038	1,878,245

		1,878,245
HOUSEHOLD PRODUCTS — 2.71%
Clorox Co. (The)	51,530	7,301,286
Kimberly-Clark Corp.	27,358	3,200,886
Procter & Gamble Co. (The)	95,249	8,223,798

		18,725,970
INDUSTRIAL CONGLOMERATES — 4.97%
3M Co.	137,180	34,363,590

		34,363,590
INSURANCE — 1.48%
Marsh & McLennan Companies Inc.	122,209	10,206,896

		10,206,896
INTERNET SOFTWARE & SERVICES — 2.56%
Alphabet Inc. Class Aa	14,994	17,726,207

		17,726,207
IT SERVICES — 5.10%
Accenture PLC Class A	173,086	27,814,920
International Business Machines Corp.	45,287	7,413,482

		35,228,402
LEISURE PRODUCTS — 0.12%
Mattel Inc.[b]	54,369	861,205

		861,205
LIFE SCIENCES TOOLS & SERVICES — 3.90%
Agilent Technologies Inc.	183,101	13,445,106
Mettler-Toledo International Inc.[a]	7,500	5,064,450
Waters Corp.[a]	39,054	8,420,433

		26,929,989

Security	Shares	Value
MACHINERY — 4.66%
Caterpillar Inc.	67,657	$11,013,206
Cummins Inc.	83,666	15,729,208
Ingersoll-Rand PLC	25,036	2,369,157
Xylem Inc./NY	42,698	3,085,358

		32,196,929
MEDIA — 0.97%
Liberty Global PLC Series Aa,b	20,936	782,587
Time Warner Inc.	23,245	2,216,411
Walt Disney Co. (The)	34,409	3,739,226

		6,738,224
MULTI-UTILITIES — 1.02%
Sempra Energy	66,044	7,068,029

		7,068,029
MULTILINE RETAIL — 0.11%
Nordstrom Inc.	15,349	756,859

		756,859
OIL, GAS & CONSUMABLE FUELS — 1.38%
ConocoPhillips	73,188	4,304,186
Hess Corp.	66,474	3,357,602
Marathon Oil Corp.	58,572	1,065,425
Noble Energy Inc.	25,570	780,396

		9,507,609
PHARMACEUTICALS — 1.91%
Merck & Co. Inc.	114,362	6,775,948
Zoetis Inc.	83,550	6,410,792

		13,186,740
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.96%
CBRE Group Inc. Class Aa	145,200	6,634,188

		6,634,188
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —3.75%
Applied Materials Inc.	87,186	4,675,785
Intel Corp.	225,995	10,879,399
NVIDIA Corp.	17,700	4,350,660
Texas Instruments Inc.	54,555	5,983,047

		25,888,891
SOFTWARE — 8.71%
Autodesk Inc.[a]	32,749	3,786,439
CA Inc.	75,389	2,702,696
Cadence Design Systems Inc.[a]	35,427	1,589,255

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2018

Security	Shares	Value
Microsoft Corp.	384,778	$36,557,758
Oracle Corp.	166,997	8,615,375
salesforce.com Inc.[a]	39,343	4,481,561
Symantec Corp.	89,520	2,437,630

		60,170,714
SPECIALTY RETAIL — 3.89%
Best Buy Co. Inc.	167,373	12,228,271
Gap Inc. (The)	68,894	2,290,037
Tiffany & Co.	115,986	12,369,907

		26,888,215
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.69%
Apple Inc.	147,470	24,690,902
Hewlett Packard Enterprise Co.	195,225	3,201,690
HP Inc.	193,151	4,504,281

		32,396,873
TEXTILES, APPAREL & LUXURY GOODS — 2.25%
Hanesbrands Inc.	38,239	830,551
NIKE Inc. Class B	163,301	11,140,394
PVH Corp.	17,103	2,652,334
VF Corp.	11,529	935,463

		15,558,742
TRADING COMPANIES & DISTRIBUTORS — 0.15%
WW Grainger Inc.	3,778	1,018,775

		1,018,775

TOTAL COMMON STOCKS
(Cost: $513,853,645)		690,690,711

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	12,842,678	$12,845,247
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	366,563	366,563

		13,211,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,210,912)		13,211,810

TOTAL INVESTMENTS IN SECURITIES — 101.84%
(Cost: $527,064,557)		703,902,521
Other Assets, Less Liabilities — (1.84)%		(12,713,769)

NET ASSETS — 100.00%		$691,188,752

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,956,622	7,886,056	[a]	—	12,842,678	$12,845,247	$33,265[b]	$(184)	$534
BlackRock Cash Funds: Treasury, SL Agency Shares	682,676	—		(316,113)[a]	366,563	366,563	5,930	—	—
BlackRock Inc.	28,832	6,624		(3,253)	32,203	18,091,646	232,133	371,979	5,198,687
PNC Financial Services Group Inc. (The)	5,759	1,261		(572)	6,448	1,018,913	14,342	18,338	223,554

						$32,322,369	$285,670	$390,133	$5,422,775

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$690,690,711	$—	$—	$690,690,711
Money market funds	13,211,810	—	—	13,211,810

Total	$703,902,521	$—	$—	$703,902,521

113

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 4.57%
Lockheed Martin Corp.	2,305,845	$818,229,098

		818,229,098
AUTOMOBILES — 0.25%
Ford Motor Co.	4,079,481	44,751,907

		44,751,907
BANKS — 4.21%
Bank of Hawaii Corp.	2,021,371	169,128,112
BB&T Corp.	2,123,322	117,186,141
F.N.B. Corp.	2,593,305	37,213,927
PacWest Bancorp.	3,058,043	160,333,194
People’s United Financial Inc.	3,071,133	60,409,186
Trustmark Corp.	2,413,779	76,734,034
United Bankshares Inc./WV	2,567,134	94,470,531
Valley National Bancorp.	3,025,994	38,036,745

		753,511,870
BEVERAGES — 0.79%
Coca-Cola Co. (The)	2,992,317	142,404,366

		142,404,366
CAPITAL MARKETS — 6.85%
CME Group Inc.	4,053,939	622,198,558
Federated Investors Inc. Class B NVS	3,137,321	108,802,292
Lazard Ltd. Class A	5,375,327	314,832,902
Waddell & Reed Financial Inc. Class Aa	7,841,538	180,355,374

		1,226,189,126
CHEMICALS — 1.63%
CF Industries Holdings Inc.	3,438,958	145,949,378
Huntsman Corp.	1,921,871	66,439,080
Olin Corp.	2,133,332	79,530,617

		291,919,075
COMMERCIAL SERVICES & SUPPLIES — 1.51%
Pitney Bowes Inc.	4,815,710	67,949,668
RR Donnelley & Sons Co.	3,196,160	26,112,627
Waste Management Inc.	1,998,333	176,712,587

		270,774,882
CONTAINERS & PACKAGING — 4.39%
International Paper Co.	3,045,618	191,447,547

Security	Shares	Value
Packaging Corp. of America	2,299,196	$288,847,994
Sonoco Products Co.	2,376,831	129,085,692
WestRock Co.	2,646,516	176,337,361

		785,718,594
DISTRIBUTORS — 1.43%
Genuine Parts Co.	2,458,821	255,889,501

		255,889,501
DIVERSIFIED CONSUMER SERVICES — 0.46%
H&R Block Inc.	3,124,376	82,920,939

		82,920,939
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.64%
AT&T Inc.	3,982,684	149,151,516
CenturyLink Inc.	8,167,420	145,461,750

		294,613,266
ELECTRIC UTILITIES — 13.87%
Alliant Energy Corp.	2,787,384	110,798,514
American Electric Power Co. Inc.	3,073,397	211,388,246
Edison International	2,357,801	147,433,296
Entergy Corp.	4,028,243	316,982,442
Eversource Energy	2,803,050	176,844,424
Exelon Corp.	3,113,894	119,916,058
FirstEnergy Corp.	3,929,927	129,294,598
Great Plains Energy Inc.	3,290,850	102,411,252
IDACORP Inc.	2,326,757	200,752,594
NextEra Energy Inc.	2,575,316	407,981,561
OGE Energy Corp.	2,864,898	92,249,716
Pinnacle West Capital Corp.	2,747,006	219,623,130
PPL Corp.	3,722,897	118,648,727
Xcel Energy Inc.	2,840,459	129,638,549

		2,483,963,107
ELECTRICAL EQUIPMENT — 2.43%
Eaton Corp. PLC	2,834,489	238,012,041
Emerson Electric Co.	2,724,656	196,801,903

		434,813,944
ENERGY EQUIPMENT & SERVICES — 1.44%
Helmerich & Payne Inc.	3,573,651	257,410,082

		257,410,082
FOOD & STAPLES RETAILING — 0.75%
Sysco Corp.	2,141,921	134,662,573

		134,662,573

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2018

Security	Shares	Value
FOOD PRODUCTS — 0.89%
General Mills Inc.	2,713,204	$158,695,302

		158,695,302
GAS UTILITIES — 0.49%
New Jersey Resources Corp.	2,274,715	88,258,942

		88,258,942
HOTELS, RESTAURANTS & LEISURE — 3.73%
Darden Restaurants Inc.	2,528,226	242,330,462
McDonald’s Corp.	2,489,418	426,038,997

		668,369,459
HOUSEHOLD DURABLES — 3.01%
Garmin Ltd.	3,330,024	209,591,710
Leggett & Platt Inc.	2,371,302	110,289,256
Tupperware Brands Corp.[a]	3,808,939	220,004,317

		539,885,283
HOUSEHOLD PRODUCTS — 1.62%
Kimberly-Clark Corp.	2,487,146	290,996,082

		290,996,082
INDUSTRIAL CONGLOMERATES — 0.25%
General Electric Co.	2,752,502	44,507,957

		44,507,957
INSURANCE — 3.27%
Arthur J Gallagher & Co.	2,358,541	161,135,521
Cincinnati Financial Corp.	2,332,583	179,375,633
Mercury General Corp.[a]	3,618,567	177,128,855
Old Republic International Corp.	3,178,395	68,303,708

		585,943,717
MACHINERY — 3.36%
Caterpillar Inc.	2,801,629	456,049,169
PACCAR Inc.	1,967,117	146,668,243

		602,717,412
MEDIA — 1.50%
Cinemark Holdings Inc.	2,352,503	86,572,110
Meredith Corp.[a]	2,763,691	182,790,523

		269,362,633
METALS & MINING — 0.29%
Commercial Metals Co.	2,161,758	51,968,662

		51,968,662

Security	Shares	Value
MULTI-UTILITIES — 11.48%
Avista Corp.	3,152,729	$158,771,432
Black Hills Corp.	2,363,321	131,282,482
CenterPoint Energy Inc.	3,312,615	93,349,491
CMS Energy Corp.	2,586,126	115,729,138
Dominion Energy Inc.	3,409,949	260,656,502
DTE Energy Co.	2,796,668	295,440,008
NiSource Inc.	2,588,406	63,881,860
NorthWestern Corp.[a]	3,140,215	170,639,283
Public Service Enterprise Group Inc.	3,320,774	172,248,547
SCANA Corp.	3,059,899	124,354,295
Sempra Energy	2,574,194	275,490,242
WEC Energy Group Inc.	3,023,116	194,386,359

		2,056,229,639
MULTILINE RETAIL — 3.80%
Kohl’s Corp.	4,607,254	298,411,842
Macy’s Inc.	4,037,759	104,779,846
Target Corp.	3,700,114	278,322,575

		681,514,263
OIL, GAS & CONSUMABLE FUELS — 8.98%
Chevron Corp.	3,342,883	419,030,384
ConocoPhillips	1,960,867	115,318,588
HollyFrontier Corp.	4,108,295	197,033,828
Occidental Petroleum Corp.	4,154,852	311,489,255
ONEOK Inc.	3,810,519	224,287,148
Valero Energy Corp.	3,551,397	340,827,570

		1,607,986,773
PAPER & FOREST PRODUCTS — 1.06%
Domtar Corp.[a]	3,703,749	190,224,549

		190,224,549
PERSONAL PRODUCTS — 0.97%
Nu Skin Enterprises Inc. Class A	2,429,053	174,503,168

		174,503,168
PHARMACEUTICALS — 2.43%
Eli Lilly & Co.	2,116,027	172,350,399
Merck & Co. Inc.	2,425,393	143,704,536
Pfizer Inc.	3,204,955	118,711,533

		434,766,468

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2018

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.67%
Intel Corp.	2,479,273	$119,352,202

		119,352,202
SPECIALTY RETAIL — 1.12%
L Brands Inc.	3,999,756	200,347,778

		200,347,778
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.37%
Seagate Technology PLC	4,444,713	245,348,158

		245,348,158
THRIFTS & MORTGAGE FINANCE — 0.32%
New York Community Bancorp. Inc.	4,009,124	56,769,196

		56,769,196
TOBACCO — 3.00%
Altria Group Inc.	2,729,899	192,021,096
Philip Morris International Inc.	3,215,715	344,821,119

		536,842,215

TOTAL COMMON STOCKS (Cost: $13,158,137,966)		17,882,362,188

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	19,078,363	19,078,363

		19,078,363

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,078,363)		19,078,363

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $13,177,216,329)		17,901,440,551
Other Assets, Less Liabilities — 0.06%		11,351,791

NET ASSETS — 100.00%		$17,912,792,342

NVS   —   Non-Voting Shares

a Affiliate of the Fund.

b Annualized 7-day yield as of period end.

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Avista Corp.[a]	3,303,168	160,729	(311,168)	3,152,729	$158,771,432	$3,440,031	$5,668,092	$26,872,304
BlackRock Cash Funds: Treasury, SL Agency Shares	22,860,912	—	(3,782,549)[b]	19,078,363	19,078,363	261,290	—	—
Domtar Corp.	3,853,291	212,850	(362,392)	3,703,749	190,224,549	4,669,897	2,024,532	41,583,489
Mercury General Corp.	3,768,815	188,828	(339,076)	3,618,567	177,128,855	6,869,882	4,647,668	(51,087,367)
Meredith Corp.	2,876,639	147,605	(260,553)	2,763,691	182,790,523	4,369,022	4,320,286	16,313,626
NorthWestern Corp.	3,261,463	141,602	(262,850)	3,140,215	170,639,283	5,028,319	701,607	(18,026,890)
Tupperware Brands Corp.	3,961,396	247,004	(399,461)	3,808,939	220,004,317	7,913,549	1,630,169	(55,692,465)
Waddell & Reed Financial Inc. Class A	7,819,876	21,662	—	7,841,538	180,355,374	9,154,670	—	39,236,794

					$1,298,992,696	$41,706,660	$18,992,354	$(800,509)

a Not an affiliate at the end of the period.

b Net of purchases and sales.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	187	Mar 2018	$26,421	$1,508,752

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$17,882,362,188	$—	$—	$17,882,362,188
Money market funds	19,078,363	—	—	19,078,363

Total	$17,901,440,551	$—	$—	$17,901,440,551

Derivative financial instruments[a]
Assets
Futures contracts	$1,508,752	$—	$—	$1,508,752

Total	$1,508,752	$—	$—	$1,508,752

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

118

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF
January 31, 2018

Security	Shares	Value
COMMON STOCKS — 100.01%

AIR FREIGHT & LOGISTICS — 30.91%
CH Robinson Worldwide Inc.	453,617	$41,487,811
Expeditors International of Washington Inc.	563,938	36,627,773
FedEx Corp.	523,465	137,399,093
United Parcel Service Inc. Class B	539,199	68,650,817

		284,165,494
AIRLINES — 18.76%
Alaska Air Group Inc.	462,861	30,423,853
American Airlines Group Inc.	545,107	29,610,212
Delta Air Lines Inc.	561,735	31,889,696
JetBlue Airways Corp.[a]	612,564	12,778,085
Southwest Airlines Co.	562,730	34,213,984
United Continental Holdings Inc.[a]	494,751	33,554,013

		172,469,843
MARINE — 6.38%
Kirby Corp.[a,b]	530,472	39,732,353
Matson Inc.	553,254	18,926,819

		58,659,172
ROAD & RAIL — 43.96%
Avis Budget Group Inc.[a]	560,521	25,201,024
CSX Corp.	572,243	32,486,235
JB Hunt Transport Services Inc.	538,120	65,021,040
Kansas City Southern	395,077	44,695,061
Landstar System Inc.	396,019	43,977,910
Norfolk Southern Corp.	532,874	80,400,029
Ryder System Inc.	474,133	41,263,795
Union Pacific Corp.	532,684	71,113,314

		404,158,408

TOTAL COMMON STOCKS
(Cost: $918,577,726)		919,452,917

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	520,076	$520,180
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	430,981	430,981

		951,161

TOTAL SHORT-TERM INVESTMENTS
(Cost: $951,070)		951,161

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $919,528,796)		920,404,078
Other Assets, Less Liabilities — (0.11)%		(1,013,591)

NET ASSETS — 100.00%		$919,390,487

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® TRANSPORTATION AVERAGE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,329,255	—	(2,809,179)[a]	520,076	$520,180	$40,157[b]	$(68)	$(396)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,356,987	—	(926,006)[a]	430,981	430,981	7,195	—	—

					$951,161	$47,352	$(68)	$(396)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$919,452,917	$—	$—	$919,452,917
Money market funds	951,161	—	—	951,161

Total	$920,404,078	$—	$—	$920,404,078

120

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.94%

CHEMICALS — 82.16%
Air Products & Chemicals Inc.	331,396	$55,797,145
Albemarle Corp.	168,618	18,816,083
Ashland Global Holdings Inc.	95,275	6,916,012
Axalta Coating Systems Ltd.[a]	335,386	10,564,659
Cabot Corp.	95,056	6,429,588
Celanese Corp. Series A	206,877	22,375,816
CF Industries Holdings Inc.	356,180	15,116,279
Chemours Co. (The)	282,767	14,596,433
DowDuPont Inc.	3,557,857	268,902,832
Eastman Chemical Co.	219,257	21,745,909
Ecolab Inc.	382,618	52,678,846
FMC Corp.	204,884	18,712,056
GCP Applied Technologies Inc.[a]	110,535	3,691,869
HB Fuller Co.	77,572	4,022,108
Huntsman Corp.	322,957	11,164,623
Ingevity Corp.[a]	64,742	4,697,032
International Flavors & Fragrances Inc.	120,516	18,113,555
LyondellBasell Industries NV Class A	491,806	58,938,031
Minerals Technologies Inc.	54,501	4,095,750
Monsanto Co.	667,973	81,359,111
Mosaic Co. (The)	534,103	14,581,012
NewMarket Corp.	14,204	5,647,368
Olin Corp.	254,367	9,482,802
Platform Specialty Products Corp.[a,b]	332,080	3,888,657
PolyOne Corp.	124,132	5,394,777
PPG Industries Inc.	387,703	46,031,977
Praxair Inc.	435,314	70,298,858
RPM International Inc.	204,215	10,660,023
Scotts Miracle-Gro Co. (The) Class A	62,799	5,668,866
Sensient Technologies Corp.	66,895	4,806,406
Trinseo SA	67,228	5,542,949
Valvoline Inc.	310,426	7,652,001
Westlake Chemical Corp.	55,472	6,246,147
WR Grace & Co.	103,838	7,665,321

		902,300,901

Security	Shares	Value
METALS & MINING — 16.79%
Alcoa Corp.[a]	262,767	$13,669,139
Allegheny Technologies Inc.[a]	193,470	5,215,951
Carpenter Technology Corp.	72,267	3,714,524
Commercial Metals Co.	178,367	4,287,943
Compass Minerals International Inc.[b]	52,171	3,803,266
Freeport-McMoRan Inc.[a]	2,051,453	40,003,333
Newmont Mining Corp.	812,921	32,931,430
Nucor Corp.	484,586	32,447,879
Reliance Steel & Aluminum Co.	111,533	9,769,175
Royal Gold Inc.	100,183	8,916,287
Steel Dynamics Inc.	361,693	16,420,862
U.S. Steel Corp.	267,180	9,995,204
Worthington Industries Inc.	69,097	3,230,976

		184,405,969
OIL, GAS & CONSUMABLE FUELS — 0.12%
CONSOL Energy Inc.[a]	41,073	1,331,997

		1,331,997
PAPER & FOREST PRODUCTS — 0.87%
Domtar Corp.	96,429	4,952,593
KapStone Paper and Packaging Corp.	134,267	4,651,009

		9,603,602

TOTAL COMMON STOCKS
(Cost: $1,039,856,942)		1,097,642,469

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	4,339,452	4,340,320
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,468,542	1,468,542

		5,808,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,808,737)		5,808,862

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2018

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $1,045,665,679)	1,103,451,331
Other Assets, Less Liabilities — (0.47)%	(5,158,381)

NET ASSETS — 100.00%	$1,098,292,950

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,222,421	2,117,031	[a]	—	4,339,452	$4,340,320	$12,825	[b]	$(776)	$(760)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,436,557	31,985	[a]	—	1,468,542	1,468,542	4,933		—	—

						$5,808,862	$17,758		$(776)	$(760)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,097,642,469	$—	$—	$1,097,642,469
Money market funds	5,808,862	—	—	5,808,862

Total	$1,103,451,331	$—	$—	$1,103,451,331

122

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.81%

AUTO COMPONENTS — 4.34%
Adient PLC	20,580	$1,333,584
Aptiv PLC	58,719	5,571,259
Autoliv Inc.	19,206	2,923,345
BorgWarner Inc.	43,776	2,462,838
Cooper Tire & Rubber Co.	11,346	443,628
Dana Inc.	31,926	1,053,239
Delphi Technologies PLC[a]	19,679	1,086,871
Gentex Corp.	62,566	1,481,563
Goodyear Tire & Rubber Co. (The)	54,441	1,895,636
Lear Corp.	14,923	2,882,228
Tenneco Inc.	11,407	661,720
Visteon Corp.[a]	6,871	893,780

		22,689,691
AUTOMOBILES — 6.72%
Ford Motor Co.	861,759	9,453,496
General Motors Co.	282,368	11,975,227
Harley-Davidson Inc.	37,189	1,802,179
Tesla Inc.[a,b]	29,327	10,390,849
Thor Industries Inc.	10,834	1,480,575

		35,102,326
BEVERAGES — 20.05%
Brown-Forman Corp. Class A	13,411	925,359
Brown-Forman Corp. Class B	43,253	2,997,433
Coca-Cola Co. (The)	846,992	40,308,349
Constellation Brands Inc. Class A	38,051	8,351,053
Dr Pepper Snapple Group Inc.	39,879	4,759,559
Molson Coors Brewing Co. Class B	40,812	3,429,024
Monster Beverage Corp.[a]	90,935	6,204,495
PepsiCo Inc.	314,125	37,789,238

		104,764,510
COMMERCIAL SERVICES & SUPPLIES — 0.17%
Herman Miller Inc.	13,244	536,382
HNI Corp.	9,570	372,177

		908,559
DISTRIBUTORS — 1.43%
Genuine Parts Co.	32,384	3,370,203
LKQ Corp.[a]	68,262	2,869,052
Pool Corp.	8,884	1,201,472

		7,440,727

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.36%
Leucadia National Corp.	69,283	$1,875,491

		1,875,491
FOOD & STAPLES RETAILING — 0.20%
U.S. Foods Holding Corp.[a]	31,671	1,017,589

		1,017,589
FOOD PRODUCTS — 14.90%
Archer-Daniels-Midland Co.	123,528	5,305,528
B&G Foods Inc.	14,702	485,166
Bunge Ltd.	31,059	2,467,016
Campbell Soup Co.	42,497	1,978,235
Conagra Brands Inc.	90,230	3,428,740
Darling Ingredients Inc.[a]	36,456	675,894
Dean Foods Co.	20,101	208,447
Flowers Foods Inc.	40,601	796,186
General Mills Inc.	125,535	7,342,542
Hain Celestial Group Inc. (The)[a,b]	22,894	873,177
Hershey Co. (The)	31,160	3,437,883
Hormel Foods Corp.	59,467	2,041,502
Ingredion Inc.	15,874	2,280,141
JM Smucker Co. (The)	25,089	3,183,543
Kellogg Co.	54,943	3,742,168
Kraft Heinz Co. (The)	131,877	10,337,838
Lamb Weston Holdings Inc.	32,301	1,892,839
Lancaster Colony Corp.	4,316	554,175
McCormick & Co. Inc./MD NVS	26,448	2,876,749
Mondelez International Inc. Class A	330,083	14,655,685
Pinnacle Foods Inc.	26,268	1,627,040
Post Holdings Inc.[a,b]	14,607	1,105,312
Snyder’s-Lance Inc.	18,892	944,222
TreeHouse Foods Inc.[a,b]	12,596	594,027
Tyson Foods Inc. Class A	65,733	5,002,939

		77,836,994
HOUSEHOLD DURABLES — 5.04%
CalAtlantic Group Inc.	16,770	941,300
DR Horton Inc.	75,383	3,697,536
Helen of Troy Ltd.[a,b]	6,038	562,440
Leggett & Platt Inc.	29,147	1,355,627
Lennar Corp. Class A	45,170	2,830,352
Lennar Corp. Class B	3,128	158,402
Mohawk Industries Inc.[a]	13,957	3,922,754
Newell Brands Inc.	108,255	2,862,262
NVR Inc.[a]	769	2,444,013

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2018

Security	Shares	Value
PulteGroup Inc.	59,751	$1,901,874
Tempur Sealy International Inc.[a]	10,200	608,328
Toll Brothers Inc.	32,534	1,515,434
Tupperware Brands Corp.	11,219	648,009
Whirlpool Corp.	15,873	2,879,680

		26,328,011
HOUSEHOLD PRODUCTS — 15.35%
Church & Dwight Co. Inc.	55,203	2,696,666
Clorox Co. (The)	28,480	4,035,331
Colgate-Palmolive Co.	193,957	14,399,368
Energizer Holdings Inc.	13,445	782,768
Kimberly-Clark Corp.	77,697	9,090,549
Procter & Gamble Co. (The)	562,830	48,594,742
Spectrum Brands Holdings Inc.	5,195	615,400

		80,214,824
LEISURE PRODUCTS — 1.19%
Brunswick Corp./DE	19,318	1,212,784
Hasbro Inc.	25,036	2,367,654
Mattel Inc.	75,750	1,199,880
Polaris Industries Inc.	12,859	1,453,196

		6,233,514
MACHINERY — 2.14%
Middleby Corp. (The)[a,b]	12,360	1,684,174
Snap-on Inc.	12,592	2,157,135
Stanley Black & Decker Inc.	33,873	5,630,709
WABCO Holdings Inc.[a]	11,149	1,721,294

		11,193,312
PERSONAL PRODUCTS — 2.22%
Avon Products Inc.[a]	97,252	237,295
Coty Inc. Class A	104,312	2,045,558
Edgewell Personal Care Co.[a]	12,397	699,935
Estee Lauder Companies Inc. (The) Class A	49,449	6,673,637
Herbalife Ltd.[a,b]	13,661	1,133,726
Nu Skin Enterprises Inc. Class A	10,900	783,056

		11,573,207
SOFTWARE — 4.63%
Activision Blizzard Inc.	167,008	12,380,303
Electronic Arts Inc.[a]	68,015	8,635,184
Take-Two Interactive Software Inc.[a]	25,192	3,191,071

		24,206,558
TEXTILES, APPAREL & LUXURY GOODS — 8.36%
Carter’s Inc.	10,428	1,254,488

Security	Shares	Value
Deckers Outdoor Corp.[a]	7,078	$606,655
Hanesbrands Inc.	80,586	1,750,328
Lululemon Athletica Inc.[a]	21,102	1,650,387
Michael Kors Holdings Ltd.[a]	33,595	2,217,270
NIKE Inc. Class B	290,227	19,799,286
PVH Corp.	17,102	2,652,178
Ralph Lauren Corp.	12,207	1,395,382
Skechers U.S.A. Inc. Class Aa	29,514	1,215,682
Steven Madden Ltd.[a]	11,705	540,771
Tapestry Inc.	62,814	2,954,771
Under Armour Inc. Class Aa,b	41,001	568,274
Under Armour Inc. Class Ca,b	40,774	523,946
VF Corp.	72,444	5,878,106
Wolverine World Wide Inc.	21,078	691,991

		43,699,515
TOBACCO — 12.71%
Altria Group Inc.	421,484	29,647,185
Philip Morris International Inc.	343,061	36,786,431

		66,433,616

TOTAL COMMON STOCKS
(Cost: $513,820,783)		521,518,444

SHORT-TERM INVESTMENTS — 2.87%

MONEY MARKET FUNDS — 2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	14,655,244	14,658,175
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	341,549	341,549

		14,999,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,998,740)		14,999,724

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $528,819,523)		536,518,168
Other Assets, Less Liabilities — (2.68)%		(13,980,180)

NET ASSETS — 100.00%		$522,537,988

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,154,555	—	(13,499,311)[a]	14,655,244	$14,658,175	$115,419	[b]	$189	$(3,664)
BlackRock Cash Funds: Treasury, SL Agency Shares	403,730	—	(62,181)[a]	341,549	341,549	5,766		—	—

					$14,999,724	$121,185		$189	$(3,664)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$521,518,444	$—	$—	$521,518,444
Money market funds	14,999,724	—	—	14,999,724

Total	$536,518,168	$—	$—	$536,518,168

125

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.97%

AIRLINES — 3.58%
Alaska Air Group Inc.	29,392	$1,931,936
Allegiant Travel Co.	3,242	516,289
American Airlines Group Inc.	99,664	5,413,748
Delta Air Lines Inc.	153,494	8,713,854
JetBlue Airways Corp.[a]	75,135	1,567,316
Southwest Airlines Co.	128,978	7,841,862
Spirit Airlines Inc.[a,b]	17,346	730,614
United Continental Holdings Inc.[a]	58,941	3,997,379

		30,712,998
COMMERCIAL SERVICES & SUPPLIES — 0.59%
Copart Inc.[a]	47,864	2,109,366
KAR Auction Services Inc.	32,834	1,790,766
Rollins Inc.	23,334	1,151,300

		5,051,432
DIVERSIFIED CONSUMER SERVICES — 1.06%
Adtalem Global Education Inc.[a]	15,661	720,406
Bright Horizons Family Solutions Inc.[a]	12,811	1,258,040
Graham Holdings Co. Class B	1,153	685,401
Grand Canyon Education Inc.[a]	11,684	1,086,495
H&R Block Inc.	50,606	1,343,083
Service Corp. International/U.S.	44,800	1,790,656
ServiceMaster Global Holdings Inc.[a]	32,161	1,695,528
Sotheby’sa	9,584	505,652

		9,085,261
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.11%
Dolby Laboratories Inc. Class A	14,419	927,718

		927,718
FOOD & STAPLES RETAILING — 12.48%
Casey’s General Stores Inc.	9,277	1,123,538
Costco Wholesale Corp.	102,615	19,996,585
CVS Health Corp.	237,925	18,722,318
Kroger Co. (The)	210,747	6,398,279
Rite Aid Corp.[a,b]	274,546	598,510
Sprouts Farmers Market Inc.[a,b]	28,999	809,942
Sysco Corp.	112,177	7,052,568
United Natural Foods Inc.[a,b]	12,927	615,325

Security	Shares	Value
Walgreens Boots Alliance Inc.	203,962	$15,350,180
Walmart Inc.	342,475	36,507,835

		107,175,080
HEALTH CARE PROVIDERS & SERVICES — 2.15%
AmerisourceBergen Corp.	38,265	3,813,873
Cardinal Health Inc.	74,410	5,341,894
Chemed Corp.	3,922	1,021,955
McKesson Corp.	49,249	8,317,171

		18,494,893

HOTELS, RESTAURANTS & LEISURE — 14.96%
Aramark	58,159	2,664,264
Bloomin’ Brands Inc.	24,190	532,906
Brinker International Inc.	11,970	434,990
Buffalo Wild Wings Inc.[a]	3,441	540,237
Carnival Corp.	96,026	6,876,422
Cheesecake Factory Inc. (The)	11,161	549,010
Chipotle Mexican Grill Inc.[a]	5,994	1,946,611
Choice Hotels International Inc.	9,069	745,018
Cracker Barrel Old Country Store Inc.[b]	5,882	1,038,055
Darden Restaurants Inc.	29,683	2,845,116
Domino’s Pizza Inc.	10,460	2,268,251
Dunkin’ Brands Group Inc.	21,804	1,409,629
Extended Stay America Inc.	47,399	958,882
Hilton Grand Vacations Inc.[a]	16,086	723,387
Hilton Worldwide Holdings Inc.	48,195	4,127,902
Hyatt Hotels Corp. Class Aa	10,801	878,121
Jack in the Box Inc.	7,271	661,588
Las Vegas Sands Corp.	85,634	6,638,348
Marriott International Inc./MD Class A	72,016	10,610,837
Marriott Vacations Worldwide Corp.	5,946	905,754
McDonald’s Corp.	186,786	31,966,556
MGM Resorts International	119,393	4,351,875
Norwegian Cruise Line Holdings Ltd.[a]	42,326	2,570,881
Royal Caribbean Cruises Ltd.	40,405	5,396,088
Six Flags Entertainment Corp.	19,235	1,299,517
Starbucks Corp.	334,103	18,980,391
Texas Roadhouse Inc.	16,087	944,629
Vail Resorts Inc.	9,586	2,095,116
Wendy’s Co. (The)	45,931	743,164

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2018

Security	Shares	Value
Wyndham Worldwide Corp.	24,318	$3,018,593
Wynn Resorts Ltd.	18,959	3,139,421
Yum! Brands Inc.	78,867	6,671,359

		128,532,918

INTERNET & DIRECT MARKETING RETAIL — 22.92%
Amazon.com Inc.[a]	93,718	135,974,509
Expedia Inc.	29,035	3,716,770
Groupon Inc.[a,b]	101,349	536,136
Liberty Expedia Holdings Inc. Class Aa	13,615	638,407
Liberty Interactive Corp. QVC Group Series Aa	108,518	3,048,271
Liberty Ventures Series Aa	19,749	1,163,809
Netflix Inc.[a,b]	101,617	27,467,075
Priceline Group Inc. (The)[a,b]	11,451	21,894,885
Shutterfly Inc.[a]	8,867	604,286
TripAdvisor Inc.[a,b]	26,429	916,293
Wayfair Inc. Class Aa,b	10,207	939,146

		196,899,587

INTERNET SOFTWARE & SERVICES — 0.09%
Yelp Inc.[a]	18,486	810,057

		810,057

IT SERVICES — 0.06%
Acxiom Corp.[a,b]	20,304	549,629

		549,629

MEDIA — 20.98%
AMC Networks Inc. Class Aa,b	12,989	670,102
Cable One Inc.	1,154	814,759
CBS Corp. Class A	2,545	146,668
CBS Corp. Class B NVS	85,544	4,928,190
Charter Communications Inc. Class Aa	45,552	17,184,492
Cinemark Holdings Inc.	25,867	951,906
Comcast Corp. Class A	944,582	40,173,072
Discovery Communications Inc. Class Aa,b	38,214	958,025
Discovery Communications Inc. Class C NVS[a]	49,832	1,188,991
DISH Network Corp. Class Aa	54,051	2,534,992
Interpublic Group of Companies Inc. (The)	94,087	2,059,564

Security	Shares	Value
John Wiley & Sons Inc. Class A	11,199	$710,017
Liberty Broadband Corp. Class Aa	6,651	629,451
Liberty Broadband Corp. Class Ca	36,195	3,458,432
Liberty Global PLC Series Aa	51,807	1,936,546
Liberty Global PLC Series C NVS[a]	140,530	5,025,353
Liberty Latin America Ltd. Class Aa	13,706	307,700
Liberty Latin America Ltd. Class Ca,b	28,828	653,531
Liberty Media Corp.-Liberty Formula One Class Aa,b	7,219	257,574
Liberty Media Corp.-Liberty Formula One Class Ca	48,049	1,810,967
Liberty Media Corp.-Liberty SiriusXM Class Aa	20,763	934,543
Liberty Media Corp.-Liberty SiriusXM Class Ca	40,721	1,824,708
Lions Gate Entertainment Corp. Class Aa	16,435	556,160
Lions Gate Entertainment Corp. Class Ba	27,356	875,392
Live Nation Entertainment Inc.[a,b]	32,190	1,450,481
Madison Square Garden Co. (The) Class Aa	4,048	873,720
Meredith Corp.	9,180	607,165
New York Times Co. (The) Class A	31,530	733,072
News Corp. Class A	92,057	1,575,095
News Corp. Class B	31,648	552,258
Nexstar Media Group Inc. Class A	11,448	859,745
Omnicom Group Inc.	54,392	4,169,147
Regal Entertainment Group Class A	29,037	664,367
Scripps Networks Interactive Inc. Class A	22,950	2,019,370
Sinclair Broadcast Group Inc. Class A	19,350	717,885
Sirius XM Holdings Inc.[b]	352,754	2,155,327
TEGNA Inc.	53,658	776,431
Time Warner Inc.	182,871	17,436,750
Tribune Media Co. Class A	17,925	763,426
Twenty-First Century Fox Inc. Class A	247,963	9,149,835
Twenty-First Century Fox Inc. Class B	103,776	3,786,786

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2018

Security	Shares	Value
Viacom Inc. Class Ab	3,440	$133,988
Viacom Inc. Class B NVS	83,807	2,800,830
Walt Disney Co. (The)	353,900	38,458,313

		180,275,126

MULTILINE RETAIL — 3.45%
Big Lots Inc.[b]	11,145	677,393
Dillard’s Inc. Class Ab	5,780	390,497
Dollar General Corp.	61,388	6,330,330
Dollar Tree Inc.[a]	55,830	6,420,450
JC Penney Co. Inc.[a]	87,241	323,664
Kohl’s Corp.	40,241	2,606,410
Macy’s Inc.	73,108	1,897,153
Nordstrom Inc.	28,183	1,389,704
Target Corp.	127,928	9,622,744

		29,658,345

PROFESSIONAL SERVICES — 0.95%
Dun & Bradstreet Corp. (The)	8,979	1,110,972
IHS Markit Ltd.[a]	85,794	4,094,948
Nielsen Holdings PLC	79,398	2,970,279

		8,176,199

ROAD & RAIL — 0.10%
Avis Budget Group Inc.[a]	18,210	818,722

		818,722

SPECIALTY RETAIL — 16.37%
Aaron’s Inc.	15,638	639,438
Advance Auto Parts Inc.	17,711	2,072,010
American Eagle Outfitters Inc.	42,350	762,300
AutoNation Inc.[a,b]	14,624	880,657
AutoZone Inc.[a]	6,434	4,924,841
Bed Bath & Beyond Inc.	35,783	825,872
Best Buy Co. Inc.	60,039	4,386,449
Burlington Stores Inc.[a]	15,992	1,946,386
CarMax Inc.[a]	43,300	3,090,321
Dick’s Sporting Goods Inc.	21,412	673,622
Five Below Inc.[a]	13,632	885,126
Foot Locker Inc.	29,056	1,428,102
GameStop Corp. Class A	25,929	435,866
Gap Inc. (The)	52,788	1,754,673
Home Depot Inc. (The)	273,230	54,891,907
L Brands Inc.	58,991	2,954,859
Lithia Motors Inc. Class A	5,981	747,386

Security	Shares	Value
Lowe’s Companies Inc.	195,235	$20,446,962
Murphy USA Inc.[a,b]	8,392	715,922
O’Reilly Automotive Inc.[a]	20,046	5,305,976
Office Depot Inc.	135,313	439,767
Ross Stores Inc.	90,353	7,444,184
Sally Beauty Holdings Inc.[a,b]	33,191	551,303
Signet Jewelers Ltd.	14,871	786,676
Tiffany & Co.	24,216	2,582,636
TJX Companies Inc. (The)	149,560	12,012,659
Tractor Supply Co.	30,212	2,303,665
Ulta Beauty Inc.[a]	13,831	3,071,865
Urban Outfitters Inc.[a]	20,681	705,429
Williams-Sonoma Inc.	19,563	1,002,212

		140,669,071

TRADING COMPANIES & DISTRIBUTORS — 0.12%
Beacon Roofing Supply Inc.[a]	16,371	990,446

		990,446

TOTAL COMMON STOCKS
(Cost: $749,418,040)		858,827,482

SHORT-TERM INVESTMENTS — 3.28%

MONEY MARKET FUNDS — 3.28%
BlackRock Cash Funds: Institutional, SL Agency Shares	27,108,959	27,114,381
1.59%[c,d,e]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,044,132	1,044,132
1.28%[c,d]

		28,158,513

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,155,965)		28,158,513

TOTAL INVESTMENTS IN SECURITIES — 103.25% (Cost: $777,574,005)		886,985,995
Other Assets, Less Liabilities — (3.25)%		(27,896,039)

NET ASSETS — 100.00%		$859,089,956

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,419,209	11,689,750	[a]	—	27,108,959	$27,114,381	$121,140	[b]	$(4,895)	$(517)
BlackRock Cash Funds: Treasury, SL Agency Shares	814,889	229,243	[a]	—	1,044,132	1,044,132	6,588		—	—

						$28,158,513	$127,728		$(4,895)	$(517)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$858,827,482	$—	$—	$858,827,482
Money market funds	28,158,513	—	—	28,158,513

Total	$886,985,995	$—	$—	$886,985,995

129

Schedule of Investments (Unaudited)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 3.92%
Boeing Co. (The)	236	$83,631
General Dynamics Corp.	84	18,688
Harris Corp.	28	4,463
L3 Technologies Inc.	20	4,249
Lockheed Martin Corp.	71	25,194
Northrop Grumman Corp.	36	12,259
Raytheon Co.	60	12,537
Rockwell Collins Inc.	16	2,216
Spirit AeroSystems Holdings Inc. Class A	44	4,504
United Technologies Corp.	331	45,681

		213,422
AIR FREIGHT & LOGISTICS — 0.77%
CH Robinson Worldwide Inc.	36	3,293
Expeditors International of Washington Inc.	40	2,598
FedEx Corp.	32	8,399
United Parcel Service Inc. Class B	216	27,501

		41,791
AIRLINES — 1.18%
Alaska Air Group Inc.	28	1,840
American Airlines Group Inc.	419	22,760
Delta Air Lines Inc.	296	16,804
Southwest Airlines Co.	180	10,944
United Continental Holdings Inc.[a]	180	12,208

		64,556
AUTO COMPONENTS — 0.28%
Aptiv PLC	60	5,693
BorgWarner Inc.	48	2,701
Goodyear Tire & Rubber Co. (The)	72	2,507
Lear Corp.	24	4,635

		15,536
AUTOMOBILES — 0.87%
Ford Motor Co.	1,232	13,515
General Motors Co.	648	27,482
Harley-Davidson Inc.	136	6,590

		47,587
BANKS — 7.62%
Bank of America Corp.	2,224	71,168
BB&T Corp.	203	11,204
Citigroup Inc.	599	47,009

Security	Shares	Value
Citizens Financial Group Inc.	124	$5,692
Fifth Third Bancorp.	291	9,632
Huntington Bancshares Inc./OH	168	2,718
Investors Bancorp. Inc.	128	1,752
JPMorgan Chase & Co.	1,023	118,330
KeyCorp	184	3,938
M&T Bank Corp.	36	6,868
PNC Financial Services Group Inc. (The)[b]	140	22,123
Regions Financial Corp.	396	7,615
SunTrust Banks Inc.	144	10,181
U.S. Bancorp.	435	24,856
Wells Fargo & Co.	1,100	72,358

		415,444
BEVERAGES — 2.06%
Brown-Forman Corp. Class B	52	3,603
Coca-Cola Co. (The)	1,035	49,256
Constellation Brands Inc. Class A	24	5,267
Dr Pepper Snapple Group Inc.	52	6,206
PepsiCo Inc.	399	48,000

		112,332
BIOTECHNOLOGY — 3.26%
AbbVie Inc.	391	43,878
Amgen Inc.	208	38,698
Biogen Inc.[a]	43	14,956
Celgene Corp.[a]	119	12,038
Gilead Sciences Inc.	816	68,381

		177,951
BUILDING PRODUCTS — 0.23%
Johnson Controls International PLC	220	8,609
Masco Corp.	84	3,751

		12,360
CAPITAL MARKETS — 3.08%
Ameriprise Financial Inc.	84	14,171
Bank of New York Mellon Corp. (The)	368	20,866
BlackRock Inc.[b]	28	15,731
CME Group Inc.	36	5,525
FactSet Research Systems Inc.	16	3,211
Franklin Resources Inc.	120	5,089
Goldman Sachs Group Inc. (The)	99	26,521
Intercontinental Exchange Inc.	76	5,612
Invesco Ltd.	156	5,636
Moody’s Corp.	36	5,825
Morgan Stanley	324	18,322

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
MSCI Inc.	44	$6,126
Northern Trust Corp.	48	5,059
S&P Global Inc.	52	9,417
State Street Corp.	124	13,661
T Rowe Price Group Inc.	64	7,144

		167,916
CHEMICALS — 1.82%
Air Products & Chemicals Inc.	31	5,219
Celanese Corp. Series A	48	5,192
CF Industries Holdings Inc.	56	2,377
DowDuPont Inc.	371	28,040
Eastman Chemical Co.	32	3,174
Ecolab Inc.	40	5,507
LyondellBasell Industries NV Class A	191	22,889
Monsanto Co.	48	5,846
Mosaic Co. (The)	112	3,058
PPG Industries Inc.	64	7,599
Praxair Inc.	44	7,106
Sherwin-Williams Co. (The)	8	3,337

		99,344
COMMERCIAL SERVICES & SUPPLIES — 0.26%
Cintas Corp.	16	2,695
Republic Services Inc.	48	3,302
Waste Management Inc.	92	8,136

		14,133
COMMUNICATIONS EQUIPMENT — 1.38%
Cisco Systems Inc.	1,512	62,808
F5 Networks Inc.[a]	28	4,047
Juniper Networks Inc.	84	2,197
Motorola Solutions Inc.	60	5,968

		75,020
CONSTRUCTION & ENGINEERING — 0.07%
Quanta Services Inc.[a]	100	3,849

		3,849
CONSTRUCTION MATERIALS — 0.05%
Martin Marietta Materials Inc.	12	2,738

		2,738
CONSUMER FINANCE — 1.45%
Ally Financial Inc.	120	3,572
American Express Co.	276	27,435
Capital One Financial Corp.	196	20,376

Security	Shares	Value
Discover Financial Services	208	$16,598
Navient Corp.	340	4,845
Synchrony Financial	160	6,349

		79,175
CONTAINERS & PACKAGING — 0.32%
Avery Dennison Corp.	24	2,944
International Paper Co.	100	6,286
Sealed Air Corp.	84	3,977
WestRock Co.	60	3,998

		17,205
DISTRIBUTORS — 0.08%
Genuine Parts Co.	40	4,163

		4,163
DIVERSIFIED CONSUMER SERVICES — 0.11%
H&R Block Inc.	152	4,034
Service Corp. International/U.S.	56	2,238

		6,272
DIVERSIFIED FINANCIAL SERVICES — 0.09%
Voya Financial Inc.	91	4,724

		4,724
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.93%
AT&T Inc.	2,140	80,143
CenturyLink Inc.	991	17,650
Verizon Communications Inc.	1,143	61,802

		159,595
ELECTRIC UTILITIES — 0.85%
American Electric Power Co. Inc.	84	5,778
Duke Energy Corp.	132	10,362
Edison International	48	3,002
Entergy Corp.	44	3,462
Eversource Energy	52	3,281
FirstEnergy Corp.	108	3,553
NextEra Energy Inc.	60	9,505
PPL Corp.	120	3,824
Xcel Energy Inc.	80	3,651

		46,418
ELECTRICAL EQUIPMENT — 0.64%
AMETEK Inc.	40	3,052
Eaton Corp. PLC	148	12,428
Emerson Electric Co.	184	13,290
Rockwell Automation Inc.	32	6,313

		35,083

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.91%
Amphenol Corp. Class A	40	$3,711
CDW Corp./DE	44	3,291
Corning Inc.	796	24,851
Flex Ltd.[a]	132	2,377
TE Connectivity Ltd.	152	15,585

		49,815
ENERGY EQUIPMENT & SERVICES — 0.58%
Baker Hughes a GE Co.	44	1,415
Halliburton Co.	88	4,725
National Oilwell Varco Inc.	52	1,907
Schlumberger Ltd.	324	23,840

		31,887
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.61%
American Tower Corp.	60	8,862
Boston Properties Inc.	20	2,474
Colony NorthStar Inc. Class A	256	2,299
Equity Residential	60	3,697
GGP Inc.	164	3,777
HCP Inc.	112	2,697
Host Hotels & Resorts Inc.	308	6,394
Iron Mountain Inc.	80	2,802
Macerich Co. (The)	88	5,682
Omega Healthcare Investors Inc.[c]	84	2,271
Prologis Inc.	76	4,948
Public Storage	32	6,264
SBA Communications Corp.[a]	16	2,792
Simon Property Group Inc.	88	14,377
Vornado Realty Trust	32	2,294
Welltower Inc.	52	3,119
Weyerhaeuser Co.	340	12,764

		87,513
FOOD & STAPLES RETAILING — 2.71%
Costco Wholesale Corp.	44	8,574
CVS Health Corp.	568	44,696
Kroger Co. (The)	463	14,057
Sysco Corp.	248	15,592
Walgreens Boots Alliance Inc.	228	17,159
Walmart Inc.	448	47,757

		147,835

Security	Shares	Value
FOOD PRODUCTS — 1.52%
Archer-Daniels-Midland Co.	252	$10,823
Campbell Soup Co.	56	2,607
Conagra Brands Inc.	144	5,472
General Mills Inc.	284	16,611
Hershey Co. (The)	44	4,855
JM Smucker Co. (The)	40	5,076
Kellogg Co.	64	4,359
McCormick & Co. Inc./MD NVS	11	1,196
Mondelez International Inc. Class A	500	22,200
Tyson Foods Inc. Class A	128	9,742

		82,941
HEALTH CARE EQUIPMENT & SUPPLIES — 1.35%
Abbott Laboratories	284	17,654
Baxter International Inc.	40	2,881
DENTSPLY SIRONA Inc.	56	3,405
Edwards Lifesciences Corp.[a]	24	3,038
Intuitive Surgical Inc.[a]	11	4,748
Medtronic PLC	396	34,013
Stryker Corp.	32	5,260
Varian Medical Systems Inc.[a]	20	2,550

		73,549
HEALTH CARE PROVIDERS & SERVICES — 2.41%
Aetna Inc.	83	15,506
AmerisourceBergen Corp.	52	5,183
Anthem Inc.	35	8,675
Cardinal Health Inc.	96	6,892
DaVita Inc.[a]	68	5,307
Express Scripts Holding Co.[a]	340	26,921
HCA Healthcare Inc.[a]	140	14,162
Henry Schein Inc.[a]	28	2,119
Humana Inc.	24	6,764
McKesson Corp.	84	14,186
Quest Diagnostics Inc.	36	3,809
UnitedHealth Group Inc.	92	21,784

		131,308
HEALTH CARE TECHNOLOGY — 0.05%
Cerner Corp.[a]	40	2,765

		2,765
HOTELS, RESTAURANTS & LEISURE — 3.08%
Brinker International Inc.	68	2,471
Carnival Corp.	148	10,598

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
Chipotle Mexican Grill Inc.[a]	11	$3,572
Domino’s Pizza Inc.	35	7,590
Jack in the Box Inc.	24	2,184
Las Vegas Sands Corp.	100	7,752
Marriott International Inc./MD Class A	80	11,787
McDonald’s Corp.	399	68,285
Royal Caribbean Cruises Ltd.	24	3,205
Starbucks Corp.	348	19,770
Wendy’s Co. (The)	104	1,683
Wyndham Worldwide Corp.	48	5,958
Yum! Brands Inc.	272	23,009

		167,864
HOUSEHOLD DURABLES — 0.29%
Leggett & Platt Inc.	44	2,047
Newell Brands Inc.	48	1,269
NVR Inc.[a]	1	3,178
PulteGroup Inc.	128	4,074
Whirlpool Corp.	28	5,080

		15,648
HOUSEHOLD PRODUCTS — 2.08%
Church & Dwight Co. Inc.	64	3,126
Clorox Co. (The)	20	2,834
Colgate-Palmolive Co.	216	16,036
Kimberly-Clark Corp.	115	13,455
Procter & Gamble Co. (The)	900	77,706

		113,157
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.05%
AES Corp./VA	220	2,543

		2,543
INDUSTRIAL CONGLOMERATES — 3.11%
3M Co.	132	33,066
General Electric Co.	7,091	114,662
Honeywell International Inc.	135	21,555

		169,283
INSURANCE — 4.41%
Aflac Inc.	132	11,642
Allstate Corp. (The)	104	10,272
American International Group Inc.	1,160	74,147
Aon PLC	84	11,942
Assurant Inc.	40	3,659
Assured Guaranty Ltd.	68	2,420

Security	Shares	Value
Axis Capital Holdings Ltd.	60	$3,032
Chubb Ltd.	56	8,744
Everest Re Group Ltd.	12	2,758
Hartford Financial Services Group Inc. (The)	176	10,342
Lincoln National Corp.	80	6,624
Loews Corp.	64	3,306
Marsh & McLennan Companies Inc.	108	9,020
MetLife Inc.	372	17,882
Principal Financial Group Inc.	60	4,056
Progressive Corp. (The)	68	3,679
Prudential Financial Inc.	152	18,061
Torchmark Corp.	28	2,544
Travelers Companies Inc. (The)	127	19,040
Unum Group	64	3,404
White Mountains Insurance Group Ltd.	4	3,360
Willis Towers Watson PLC	20	3,209
XL Group Ltd.	199	7,331

		240,474
INTERNET & DIRECT MARKETING RETAIL — 0.33%
Liberty Interactive Corp. QVC Group Series Aa	168	4,719
Priceline Group Inc. (The)[a]	7	13,384

		18,103
INTERNET SOFTWARE & SERVICES — 0.89%
Alphabet Inc. Class Aa	12	14,187
Alphabet Inc. Class Ca	12	14,039
eBay Inc.[a]	423	17,165
VeriSign Inc.[a]	28	3,218

		48,609
IT SERVICES — 3.77%
Accenture PLC Class A	148	23,784
Alliance Data Systems Corp.	20	5,133
Automatic Data Processing Inc.	112	13,847
Broadridge Financial Solutions Inc.	28	2,699
Cognizant Technology Solutions Corp. Class A	92	7,174
DST Systems Inc.	40	3,335
Fidelity National Information Services Inc.	24	2,457
Fiserv Inc.[a]	60	8,450
International Business Machines Corp.	272	44,526
Mastercard Inc. Class A	168	28,392
Paychex Inc.	68	4,641

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
Visa Inc. Class A	448	$55,655
Western Union Co. (The)	248	5,156

		205,249
LEISURE PRODUCTS — 0.04%
Mattel Inc.	144	2,281

		2,281
LIFE SCIENCES TOOLS & SERVICES — 0.30%
Agilent Technologies Inc.	36	2,643
IQVIA Holdings Inc.[a]	71	7,256
Mettler-Toledo International Inc.[a]	7	4,727
Thermo Fisher Scientific Inc.	8	1,793

		16,419
MACHINERY — 1.10%
Allison Transmission Holdings Inc.	84	3,716
Caterpillar Inc.	75	12,208
Cummins Inc.	44	8,272
Deere & Co.	24	3,994
Dover Corp.	20	2,124
Illinois Tool Works Inc.	80	13,894
Ingersoll-Rand PLC	56	5,299
PACCAR Inc.	28	2,088
Parker-Hannifin Corp.	28	5,640
Stanley Black & Decker Inc.	16	2,660

		59,895
MEDIA — 3.13%
CBS Corp. Class B NVS	276	15,900
Comcast Corp. Class A	1,232	52,397
Discovery Communications Inc. Class Aa	120	3,009
Discovery Communications Inc. Class C NVS[a]	156	3,722
Interpublic Group of Companies Inc. (The)	156	3,415
Liberty Media Corp.-Liberty SiriusXM Class Aa	60	2,701
Liberty Media Corp.-Liberty SiriusXM Class Ca	120	5,377
Omnicom Group Inc.	92	7,052
Sirius XM Holdings Inc.[c]	556	3,397
Time Warner Inc.	180	17,163
Twenty-First Century Fox Inc. Class A	272	10,037
Twenty-First Century Fox Inc. Class B	115	4,196
Viacom Inc. Class B NVS	60	2,005
Walt Disney Co. (The)	372	40,425

		170,796

Security	Shares	Value
METALS & MINING — 0.06%
Nucor Corp.	48	$3,214

		3,214
MORTGAGE REAL ESTATE INVESTMENT — 0.21%
AGNC Investment Corp.	172	3,232
Annaly Capital Management Inc.	604	6,366
Chimera Investment Corp.	108	1,835

		11,433
MULTI-UTILITIES — 0.39%
Ameren Corp.	40	2,265
CenterPoint Energy Inc.	88	2,480
Consolidated Edison Inc.	28	2,250
Dominion Energy Inc.	16	1,223
Public Service Enterprise Group Inc.	100	5,187
Sempra Energy	36	3,853
WEC Energy Group Inc.	64	4,115

		21,373
MULTILINE RETAIL — 1.07%
Dollar General Corp.	84	8,662
Kohl’s Corp.	132	8,549
Macy’s Inc.	187	4,853
Nordstrom Inc.	80	3,945
Target Corp.	427	32,119

		58,128
OIL, GAS & CONSUMABLE FUELS — 3.96%
Chevron Corp.	388	48,636
ConocoPhillips	295	17,349
EOG Resources Inc.	28	3,220
Exxon Mobil Corp.	1,028	89,745
HollyFrontier Corp.	76	3,645
Marathon Petroleum Corp.	104	7,204
Occidental Petroleum Corp.	208	15,594
Phillips 66	116	11,878
Valero Energy Corp.	192	18,426

		215,697
PERSONAL PRODUCTS — 0.17%
Coty Inc. Class A	156	3,059
Estee Lauder Companies Inc. (The) Class A	48	6,478

		9,537
PHARMACEUTICALS — 6.12%
Allergan PLC	296	53,357

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
Bristol-Myers Squibb Co.	355	$22,223
Eli Lilly & Co.	172	14,009
Johnson & Johnson	747	103,228
Mallinckrodt PLC[a]	44	795
Merck & Co. Inc.	971	57,532
Pfizer Inc.	2,131	78,932
Zoetis Inc.	48	3,683

		333,759
PROFESSIONAL SERVICES — 0.29%
IHS Markit Ltd.[a]	147	7,016
ManpowerGroup Inc.	32	4,204
Nielsen Holdings PLC	116	4,340

		15,560
ROAD & RAIL — 1.10%
Avis Budget Group Inc.[a]	52	2,338
CSX Corp.	244	13,852
Norfolk Southern Corp.	64	9,656
Union Pacific Corp.	255	34,043

		59,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.15%
Analog Devices Inc.	56	5,145
Applied Materials Inc.	244	13,086
Broadcom Ltd.	27	6,697
Intel Corp.	1,036	49,873
KLA-Tencor Corp.	24	2,635
Lam Research Corp.	24	4,596
Maxim Integrated Products Inc.	72	4,392
Microchip Technology Inc.	32	3,047
NVIDIA Corp.	36	8,849
Qorvo Inc.[a]	52	3,732
QUALCOMM Inc.	487	33,238
Skyworks Solutions Inc.	40	3,888
Texas Instruments Inc.	256	28,076
Xilinx Inc.	64	4,673

		171,927
SOFTWARE — 4.40%
Adobe Systems Inc.[a]	28	5,593
Autodesk Inc.[a]	24	2,775
CA Inc.	100	3,585
Cadence Design Systems Inc.[a]	80	3,589
CDK Global Inc.	56	3,992
Citrix Systems Inc.[a]	32	2,968

Security	Shares	Value
Electronic Arts Inc.[a]	32	$4,063
Intuit Inc.	44	7,388
Microsoft Corp.	1,788	169,878
Nuance Communications Inc.[a]	128	2,280
Oracle Corp.	524	27,033
Symantec Corp.	244	6,644

		239,788
SPECIALTY RETAIL — 3.55%
AutoZone Inc.[a]	11	8,420
Bed Bath & Beyond Inc.	148	3,416
Best Buy Co. Inc.	116	8,475
CarMax Inc.[a]	56	3,997
Foot Locker Inc.	80	3,932
Gap Inc. (The)	84	2,792
Home Depot Inc. (The)	388	77,949
L Brands Inc.	103	5,159
Lowe’s Companies Inc.	356	37,284
O’Reilly Automotive Inc.[a]	44	11,646
Ross Stores Inc.	92	7,580
Signet Jewelers Ltd.	99	5,237
TJX Companies Inc. (The)	176	14,136
Tractor Supply Co.	44	3,355

		193,378
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.52%
Apple Inc.	1,484	248,466
Hewlett Packard Enterprise Co.	1,188	19,483
HP Inc.	560	13,059
NetApp Inc.	88	5,412
Seagate Technology PLC	167	9,219
Western Digital Corp.	28	2,492
Xerox Corp.	80	2,730

		300,861
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Hanesbrands Inc.	164	3,562
Michael Kors Holdings Ltd.[a]	84	5,544
NIKE Inc. Class B	452	30,835
VF Corp.	120	9,737

		49,678
TOBACCO — 1.50%
Altria Group Inc.	579	40,727
Philip Morris International Inc.	383	41,069

		81,796

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Fastenal Co.	56	$3,078
United Rentals Inc.[a]	20	3,622
WW Grainger Inc.	27	7,281

		13,981

TOTAL COMMON STOCKS
(Cost: $5,210,615)		5,434,547

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,d,e]	4,244	4,245
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,d]	12,779	12,779

		17,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,024)		17,024

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $5,227,639)		5,451,571
Other Assets Less Liabilities — (0.01)%		(550)

NET ASSETS — 100.00%		$5,451,021

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. DIVIDEND AND BUYBACK ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 11/07/17[a]	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	4,244	[b]	—	4,244	$4,245	$—	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,779	[b]	—	12,779	12,779	16		—	—
BlackRock Inc.	—	29		(1)	28	15,731	38		34	1,345
PNC Financial Services Group Inc. (The)	—	140		—	140	22,123	79		—	1,990

						$54,878	$133		$34	$3,335

[a]	The Fund commenced operations on November 7, 2017.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,434,547	$—	$—	$5,434,547
Money market funds	17,024	—	—	17,024

Total	$5,451,571	$—	$—	$5,451,571

137

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.93%

ELECTRIC UTILITIES — 0.41%
OGE Energy Corp.	153,413	$4,939,899

		4,939,899
ENERGY EQUIPMENT & SERVICES — 14.59%
Baker Hughes a GE Co.	328,889	10,573,781
Core Laboratories NVa	33,858	3,869,969
Dril-Quip Inc.[a,b]	28,973	1,496,455
Ensco PLC Class A	334,503	1,973,568
Halliburton Co.	669,958	35,976,745
Helmerich & Payne Inc.	83,440	6,010,183
Nabors Industries Ltd.	243,461	1,908,734
National Oilwell Varco Inc.	291,805	10,703,407
Oceaneering International Inc.	75,475	1,560,823
Patterson-UTI Energy Inc.	170,873	4,036,020
Rowan Companies PLC Class Ab	87,268	1,284,585
Schlumberger Ltd.	1,063,636	78,262,337
Superior Energy Services Inc.[b]	117,370	1,226,517
TechnipFMC PLC	336,769	10,931,522
Transocean Ltd.[a,b]	321,245	3,466,234
U.S. Silica Holdings Inc.	62,266	2,072,835
Weatherford International PLC[a,b]	762,380	3,003,777

		178,357,492
OIL, GAS & CONSUMABLE FUELS — 84.59%
Anadarko Petroleum Corp.	420,214	25,233,851
Andeavor	110,225	11,921,936
Antero Resources Corp.[b]	164,804	3,202,142
Apache Corp.	292,502	13,124,565
Cabot Oil & Gas Corp.	355,246	9,360,732
Cheniere Energy Inc.[a,b]	155,083	8,771,494
Chesapeake Energy Corp.[b]	697,430	2,441,005
Chevron Corp.	1,458,383	182,808,309
Cimarex Energy Co.	73,128	8,204,962
CNX Resources Corp.[b]	158,676	2,223,051
Concho Resources Inc.[a,b]	114,149	17,971,618
ConocoPhillips	917,945	53,984,345
Continental Resources Inc./OKa,b	66,289	3,681,028
Devon Energy Corp.	403,367	16,687,293
Diamondback Energy Inc.[b]	75,400	9,462,700
Energen Corp.[b]	74,664	3,899,701
EOG Resources Inc.	443,971	51,056,665
EQT Corp.	188,040	10,208,692

Security	Shares	Value
Exxon Mobil Corp.	3,253,471	$284,028,018
Gulfport Energy Corp.[b]	126,391	1,285,396
Hess Corp.	207,464	10,479,007
HollyFrontier Corp.	136,181	6,531,241
Kinder Morgan Inc./DE	1,474,563	26,512,643
Marathon Oil Corp.	652,627	11,871,285
Marathon Petroleum Corp.	374,965	25,973,825
Murphy Oil Corp.	124,464	3,995,294
Newfield Exploration Co.[a,b]	153,010	4,844,297
Noble Energy Inc.	373,769	11,407,430
Oasis Petroleum Inc.[b]	206,819	1,791,052
Occidental Petroleum Corp.	587,572	44,050,273
ONEOK Inc.	315,059	18,544,373
Parsley Energy Inc. Class Ab	180,479	4,259,304
PBF Energy Inc. Class A	84,509	2,732,176
PDC Energy Inc.[a,b]	50,612	2,624,232
Phillips 66	329,909	33,782,681
Pioneer Natural Resources Co.	130,634	23,894,265
QEP Resources Inc.[b]	184,752	1,729,279
Range Resources Corp.	173,439	2,471,506
RSP Permian Inc.[b]	96,239	3,818,763
SemGroup Corp. Class A	50,761	1,454,303
SM Energy Co.[a]	78,565	1,834,493
Southwestern Energy Co.[b]	393,515	1,668,504
Targa Resources Corp.	165,632	7,950,336
Valero Energy Corp.	335,941	32,240,258
Whiting Petroleum Corp.[b]	69,641	1,944,377
Williams Companies Inc. (The)	634,650	19,921,663
World Fuel Services Corp.	51,813	1,445,064
WPX Energy Inc.[b]	305,597	4,501,444

		1,033,830,871
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.34%
First Solar Inc.[b]	62,582	4,203,633

		4,203,633

TOTAL COMMON STOCKS
(Cost: $1,417,931,179)		1,221,331,895

SHORT-TERM INVESTMENTS—1.95%

MONEY MARKET FUNDS — 1.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	23,493,105	23,497,804

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	376,257	$376,257

		23,874,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,871,481)		23,874,061

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $1,441,802,660)		1,245,205,956
Other Assets, Less Liabilities — (1.88)%		(23,007,455)

NET ASSETS — 100.00%		$1,222,198,501

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,709,545	4,783,560	[a]	—	23,493,105	$23,497,804	$75,838	[b]	$(5,172)	$(2,114)
BlackRock Cash Funds: Treasury, SL Agency Shares	847,707	—		(471,450)[a]	376,257	376,257	7,349		—	—

						$23,874,061	$83,187		$(5,172)	$(2,114)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,221,331,895	$—	$—	$1,221,331,895
Money market funds	23,874,061	—	—	23,874,061

Total	$1,245,205,956	$—	$—	$1,245,205,956

140

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.93%

BANKS — 55.40%
Associated Banc-Corp.	79,277	$1,962,106
BancorpSouth Bank	44,322	1,487,003
Bank of America Corp.	5,059,797	161,913,504
Bank of Hawaii Corp.	22,083	1,847,685
Bank of the Ozarks Inc.	63,469	3,170,277
BankUnited Inc.	55,562	2,280,264
BB&T Corp.	411,504	22,710,906
BOK Financial Corp.	13,043	1,261,128
Cathay General Bancorp.	39,706	1,736,740
Chemical Financial Corp.	37,253	2,175,948
CIT Group Inc.	68,342	3,464,256
Citigroup Inc.	1,379,121	108,233,416
Citizens Financial Group Inc.	256,624	11,779,042
Comerica Inc.	90,729	8,639,215
Commerce Bancshares Inc./MO	48,889	2,860,495
Cullen/Frost Bankers Inc.	30,043	3,196,876
East West Bancorp. Inc.	75,507	4,976,666
F.N.B. Corp.	168,937	2,424,246
Fifth Third Bancorp.	368,033	12,181,892
First Citizens BancShares Inc./NC Class A	4,558	1,939,019
First Financial Bankshares Inc.	34,730	1,613,209
First Horizon National Corp.	169,712	3,370,480
First Republic Bank/CA	82,325	7,372,204
Fulton Financial Corp.	91,822	1,671,160
Glacier Bancorp. Inc.	40,874	1,603,078
Hancock Holding Co.	44,624	2,396,309
Home BancShares Inc./AR	82,875	1,989,829
Huntington Bancshares Inc./OH	563,856	9,123,190
IBERIABANK Corp.	28,159	2,379,435
International Bancshares Corp.	28,459	1,181,049
Investors Bancorp. Inc.	132,297	1,811,146
JPMorgan Chase & Co.	1,809,820	209,341,879
KeyCorp	560,933	12,003,966
M&T Bank Corp.	78,509	14,977,947
MB Financial Inc.	43,580	1,864,352
PacWest Bancorp.	67,453	3,536,561
People’s United Financial Inc.	180,983	3,559,936
Pinnacle Financial Partners Inc.	38,551	2,440,278
PNC Financial Services Group Inc. (The)[a]	248,179	39,217,246

Security	Shares	Value
Popular Inc.	53,341	$2,167,778
Prosperity Bancshares Inc.	36,316	2,752,753
Regions Financial Corp.	605,044	11,634,996
Signature Bank/New York NYb	28,057	4,320,778
Sterling Bancorp./DE	117,448	2,906,838
SunTrust Banks Inc.	248,300	17,554,810
SVB Financial Group[b]	27,529	6,787,275
Synovus Financial Corp.	62,508	3,149,778
TCF Financial Corp.	90,050	1,931,573
Texas Capital Bancshares Inc.[b]	25,821	2,447,831
Trustmark Corp.	35,065	1,114,716
U.S. Bancorp.	822,317	46,987,193
UMB Financial Corp.	22,933	1,747,036
Umpqua Holdings Corp.	115,095	2,491,807
United Bankshares Inc./WV	54,872	2,019,290
Valley National Bancorp.	138,086	1,735,741
Webster Financial Corp.	47,931	2,713,853
Wells Fargo & Co.	2,311,660	152,060,995
Western Alliance Bancorp.[b]	50,530	2,964,090
Wintrust Financial Corp.	29,230	2,510,857
Zions BanCorp.	104,315	5,636,139

		959,330,065
CAPITAL MARKETS — 25.32%
Affiliated Managers Group Inc.	29,021	5,793,462
Ameriprise Financial Inc.	77,162	13,017,229
Bank of New York Mellon Corp. (The)	534,134	30,285,398
BGC Partners Inc. Class A	124,790	1,785,745
BlackRock Inc.[a]	64,394	36,176,549
Cboe Global Markets Inc.	59,197	7,955,485
Charles Schwab Corp. (The)	622,332	33,195,189
CME Group Inc.	177,496	27,242,086
E*TRADE Financial Corp.[b]	141,255	7,444,138
Eaton Vance Corp. NVS	61,763	3,569,901
Evercore Inc. Class A	20,182	2,029,300
FactSet Research Systems Inc.	20,446	4,103,308
Federated Investors Inc. Class B NVS	43,239	1,499,528
Financial Engines Inc.	33,243	945,763
Franklin Resources Inc.	170,527	7,232,050
Goldman Sachs Group Inc. (The)	182,976	49,017,441
Intercontinental Exchange Inc.	305,152	22,532,424
Invesco Ltd.	212,399	7,673,976

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2018

Security	Shares	Value
Janus Henderson Group PLC	94,257	$3,711,841
Lazard Ltd. Class A	67,853	3,974,150
Legg Mason Inc.	44,520	1,897,442
LPL Financial Holdings Inc.	47,138	2,812,253
MarketAxess Holdings Inc.	19,653	3,856,115
Moody’s Corp.	86,720	14,030,429
Morgan Stanley	726,114	41,061,747
MSCI Inc.	47,012	6,545,481
Nasdaq Inc.	60,793	4,918,762
Northern Trust Corp.	112,028	11,806,631
Raymond James Financial Inc.	67,090	6,466,805
S&P Global Inc.	133,009	24,087,930
SEI Investments Co.	68,047	5,113,732
State Street Corp.	193,431	21,310,293
Stifel Financial Corp.	35,783	2,416,068
T Rowe Price Group Inc.	126,390	14,108,916
TD Ameritrade Holding Corp.	141,996	7,921,957
Waddell & Reed Financial Inc. Class A	36,325	835,475

		438,374,999
CONSUMER FINANCE — 6.31%
Ally Financial Inc.	231,635	6,895,774
American Express Co.	375,782	37,352,731
Capital One Financial Corp.	252,844	26,285,662
Credit Acceptance Corp.[b,c]	6,677	2,201,474
Discover Financial Services	189,541	15,125,372
LendingClub Corp.[b,c]	195,561	715,753
Navient Corp.	137,487	1,959,190
PRA Group Inc.[b,c]	23,838	852,208
SLM Corp.[b]	225,732	2,582,374
Synchrony Financial	383,710	15,225,613

		109,196,151
INSURANCE — 0.32%
FNF Group	142,473	5,553,598

		5,553,598
IT SERVICES — 11.80%
Mastercard Inc. Class A	484,468	81,875,092
Visa Inc. Class A	945,908	117,510,151
Western Union Co. (The)	239,947	4,988,498

		204,373,741
THRIFTS & MORTGAGE FINANCE — 0.78%
Capitol Federal Financial Inc.	72,702	950,942
Essent Group Ltd.[b]	43,337	2,016,037

Security	Shares	Value
MGIC Investment Corp.[b]	193,677	$2,870,293
New York Community Bancorp. Inc.	254,624	3,605,476
Radian Group Inc.	112,665	2,486,517
Washington Federal Inc.	45,396	1,629,716

		13,558,981

TOTAL COMMON STOCKS
(Cost: $1,357,284,925)		1,730,387,535

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,d,e]	3,344,971	3,345,640
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,d]	1,336,729	1,336,729

		4,682,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,682,280)		4,682,369

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $1,361,967,205)		1,735,069,904
Other Assets, Less Liabilities — (0.20)%		(3,448,389)

NET ASSETS — 100.00%		$1,731,621,515

NVS   —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,620,552	1,724,419	[a]	—	3,344,971	$3,345,640	$5,737	[b]	$(582)	$89
BlackRock Cash Funds: Treasury, SL Agency Shares	1,357,821	—		(21,092)[a]	1,336,729	1,336,729	13,537		—	—
BlackRock Inc.	66,895	18,851		(21,352)	64,394	36,176,549	446,333		1,570,168	9,344,846
PNC Financial Services Group Inc. (The)	267,357	68,401		(87,579)	248,179	39,217,246	540,542		2,937,386	6,309,316

						$80,076,164	$1,006,149		$4,506,972	$15,654,251

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,730,387,535	$—	$—	$1,730,387,535
Money market funds	4,682,369	—	—	4,682,369

Total	$1,735,069,904	$—	$—	$1,735,069,904

143

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%
BANKS — 32.99%
Associated Banc-Corp.	62,094	$1,536,826
BancorpSouth Bank	34,993	1,174,015
Bank of America Corp.	3,895,537	124,657,184
Bank of Hawaii Corp.	17,476	1,462,217
Bank of the Ozarks Inc.	49,468	2,470,927
BankUnited Inc.	43,710	1,793,858
BB&T Corp.	317,376	17,515,981
BOK Financial Corp.	10,377	1,003,352
Cathay General Bancorp.	31,444	1,375,361
Chemical Financial Corp.	29,220	1,706,740
CIT Group Inc.	53,492	2,711,509
Citigroup Inc.	1,061,928	83,340,109
Citizens Financial Group Inc.	198,371	9,105,229
Comerica Inc.	70,216	6,685,968
Commerce Bancshares Inc./MO	38,352	2,243,976
Cullen/Frost Bankers Inc.	23,477	2,498,188
East West Bancorp. Inc.	58,588	3,861,535
F.N.B. Corp.	132,174	1,896,697
Fifth Third Bancorp.	284,468	9,415,891
First Citizens BancShares Inc./NC Class A	3,574	1,520,415
First Financial Bankshares Inc.	27,350	1,270,408
First Horizon National Corp.	132,100	2,623,506
First Republic Bank/CA	63,754	5,709,171
Fulton Financial Corp.	72,206	1,314,149
Glacier Bancorp. Inc.	32,358	1,269,081
Hancock Holding Co.	34,962	1,877,459
Home BancShares Inc./AR	65,073	1,562,403
Huntington Bancshares Inc./OH	436,261	7,058,703
IBERIABANK Corp.	22,134	1,870,323
International Bancshares Corp.	22,693	941,760
Investors Bancorp. Inc.	104,765	1,434,233
JPMorgan Chase & Co.	1,393,288	161,161,623
KeyCorp	433,546	9,277,884
M&T Bank Corp.	60,629	11,566,801
MB Financial Inc.	34,458	1,474,113
PacWest Bancorp.	52,469	2,750,950
People’s United Financial Inc.	140,878	2,771,070
Pinnacle Financial Partners Inc.	30,193	1,911,217
PNC Financial Services Group Inc. (The)[a]	191,016	30,184,348

Security	Shares	Value
Popular Inc.	41,974	$1,705,823
Prosperity Bancshares Inc.	28,390	2,151,962
Regions Financial Corp.	467,857	8,996,890
Signature Bank/New York NYb	21,791	3,355,814
Sterling Bancorp./DE	91,623	2,267,669
SunTrust Banks Inc.	191,621	13,547,605
SVB Financial Group[b]	21,333	5,259,651
Synovus Financial Corp.	48,820	2,460,040
TCF Financial Corp.	70,763	1,517,866
Texas Capital Bancshares Inc.[b]	20,341	1,928,327
Trustmark Corp.	26,737	849,969
U.S. Bancorp.	633,532	36,200,018
UMB Financial Corp.	18,084	1,377,639
Umpqua Holdings Corp.	90,021	1,948,955
United Bankshares Inc./WV	43,112	1,586,522
Valley National Bancorp.	109,234	1,373,071
Webster Financial Corp.	37,651	2,131,800
Wells Fargo & Co.	1,626,730	107,006,299
Western Alliance Bancorp.[b]	39,607	2,323,347
Wintrust Financial Corp.	22,916	1,968,484
Zions BanCorp.	80,958	4,374,161

		730,337,092
CAPITAL MARKETS — 15.30%
Affiliated Managers Group Inc.	22,507	4,493,072
Ameriprise Financial Inc.	59,591	10,053,002
Bank of New York Mellon Corp. (The)	411,719	23,344,467
BGC Partners Inc. Class A	98,231	1,405,686
BlackRock Inc.[a]	49,562	27,843,932
Cboe Global Markets Inc.	45,827	6,158,691
Charles Schwab Corp. (The)	479,644	25,584,211
CME Group Inc.	136,837	21,001,743
E*TRADE Financial Corp.[b]	109,389	5,764,800
Eaton Vance Corp. NVS	48,018	2,775,440
Evercore Inc. Class A	15,912	1,599,952
FactSet Research Systems Inc.	15,883	3,187,559
Federated Investors Inc. Class B NVS	35,686	1,237,590
Financial Engines Inc.	26,647	758,107
Franklin Resources Inc.	132,073	5,601,216
Goldman Sachs Group Inc. (The)	140,968	37,763,918
Intercontinental Exchange Inc.	235,329	17,376,693
Invesco Ltd.	164,424	5,940,639

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2018

Security	Shares	Value
Janus Henderson Group PLC	73,350	$2,888,523
Lazard Ltd. Class A	52,733	3,088,572
Legg Mason Inc.	35,247	1,502,227
LPL Financial Holdings Inc.	36,795	2,195,190
MarketAxess Holdings Inc.	15,264	2,994,949
Moody’s Corp.	66,986	10,837,665
Morgan Stanley	559,511	31,640,347
MSCI Inc.	36,457	5,075,908
Nasdaq Inc.	47,133	3,813,531
Northern Trust Corp.	86,581	9,124,772
Raymond James Financial Inc.	52,014	5,013,629
S&P Global Inc.	102,574	18,576,151
SEI Investments Co.	52,457	3,942,144
State Street Corp.	149,214	16,438,906
Stifel Financial Corp.	28,057	1,894,409
T Rowe Price Group Inc.	97,583	10,893,190
TD Ameritrade Holding Corp.	109,945	6,133,832
Waddell & Reed Financial Inc. Class A	29,341	674,843

		338,619,506
CONSUMER FINANCE — 3.81%
Ally Financial Inc.	179,436	5,341,810
American Express Co.	289,574	28,783,656
Capital One Financial Corp.	194,940	20,265,962
Credit Acceptance Corp.[b,c]	5,227	1,723,394
Discover Financial Services	146,318	11,676,176
LendingClub Corp.[b,c]	158,955	581,775
Navient Corp.	108,289	1,543,118
PRA Group Inc.[b]	19,224	687,258
SLM Corp.[b]	176,625	2,020,590
Synchrony Financial	296,198	11,753,137

		84,376,876
DIVERSIFIED FINANCIAL SERVICES — 7.65%
Berkshire Hathaway Inc. Class B [b]	772,753	165,662,788
Voya Financial Inc.	72,785	3,778,270

		169,441,058
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.17%
Acadia Realty Trust[c]	35,086	861,712
Alexander & Baldwin Inc.	28,483	755,369
Alexandria Real Estate Equities Inc.	38,741	5,024,708

Security	Shares	Value
American Campus Communities Inc.	55,774	$2,145,068
American Homes 4 Rent Class A	103,038	2,142,160
American Tower Corp.	172,425	25,467,172
Apartment Investment & Management Co. Class A	63,918	2,674,329
Apple Hospitality REIT Inc.	86,282	1,681,636
AvalonBay Communities Inc.	55,658	9,484,123
Boston Properties Inc.	62,274	7,703,917
Brandywine Realty Trust	72,537	1,301,314
Brixmor Property Group Inc.	124,602	2,022,290
Camden Property Trust	37,644	3,258,465
CBL & Associates Properties Inc.[c]	75,755	421,198
Colony NorthStar Inc. Class A	222,384	1,997,008
Columbia Property Trust Inc.	49,732	1,088,633
CoreCivic Inc.	49,203	1,142,002
CoreSite Realty Corp.	14,052	1,522,113
Corporate Office Properties Trust	41,269	1,126,644
Cousins Properties Inc.	172,475	1,552,275
Crown Castle International Corp.	163,434	18,430,452
CubeSmart	74,101	2,040,001
CyrusOne Inc.	37,306	2,152,183
DCT Industrial Trust Inc.	38,050	2,252,180
DDR Corp.	127,184	1,032,734
DiamondRock Hospitality Co.	83,802	985,512
Digital Realty Trust Inc.	82,826	9,272,371
Douglas Emmett Inc.	63,706	2,463,511
Duke Realty Corp.	144,522	3,816,826
EastGroup Properties Inc.	14,242	1,236,348
Education Realty Trust Inc.	31,562	1,042,493
EPR Properties	26,316	1,554,223
Equinix Inc.	31,485	14,331,657
Equity Commonwealth[b]	51,081	1,527,833
Equity LifeStyle Properties Inc.	35,722	3,083,523
Equity Residential	148,152	9,127,645
Essex Property Trust Inc.	26,677	6,215,207
Extra Space Storage Inc.[c]	51,042	4,260,986
Federal Realty Investment Trust	29,452	3,557,802
First Industrial Realty Trust Inc.	49,377	1,523,774
Forest City Realty Trust Inc. Class Ac	108,625	2,549,429
Four Corners Property Trust Inc.	26,155	617,258

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2018

Security	Shares	Value
Gaming and Leisure Properties Inc.	81,177	$2,958,090
GEO Group Inc. (The)	51,474	1,160,739
GGP Inc.	252,258	5,809,502
Gramercy Property Trust	65,803	1,660,868
HCP Inc.	189,948	4,573,948
Healthcare Realty Trust Inc.[c]	51,327	1,533,137
Healthcare Trust of America Inc. Class A	83,624	2,308,859
Highwoods Properties Inc.	42,294	2,025,037
Hospitality Properties Trust	57,642	1,637,609
Host Hotels & Resorts Inc.	298,877	6,204,687
Hudson Pacific Properties Inc.	63,546	2,031,566
Iron Mountain Inc.	113,708	3,983,191
JBG SMITH Properties	38,557	1,301,299
Kilroy Realty Corp.	40,018	2,854,084
Kimco Realty Corp.	173,097	2,753,973
Kite Realty Group Trust	35,454	597,754
Lamar Advertising Co. Class Ac	34,213	2,463,336
LaSalle Hotel Properties[c]	46,870	1,431,410
Lexington Realty Trust	90,751	818,574
Liberty Property Trust	60,046	2,486,505
Life Storage Inc.	19,120	1,588,872
Macerich Co. (The)	44,086	2,846,633
Mack-Cali Realty Corp.	37,900	760,653
Medical Properties Trust Inc.	149,351	1,953,511
Mid-America Apartment Communities Inc.	46,048	4,391,598
National Health Investors Inc.	17,212	1,213,962
National Retail Properties Inc.	61,976	2,459,208
Omega Healthcare Investors Inc.[c]	80,979	2,189,672
Outfront Media Inc.	57,355	1,284,752
Paramount Group Inc.[c]	84,297	1,266,984
Park Hotels & Resorts Inc.	66,021	1,908,667
Pebblebrook Hotel Trust[c]	28,721	1,120,119
Physicians Realty Trust	74,028	1,206,656
Piedmont Office Realty Trust Inc. Class Ac	59,869	1,168,643
Potlatch Corp.	17,050	901,945
Prologis Inc.	214,180	13,945,260
Public Storage[c]	60,269	11,798,259
Quality Care Properties Inc.[b]	40,564	547,614
Rayonier Inc.	52,877	1,716,387

Security	Shares	Value
Realty Income Corp.[c]	113,826	$6,054,405
Regency Centers Corp.	60,018	3,775,732
Retail Properties of America Inc. Class A	94,276	1,136,026
RLJ Lodging Trust	71,837	1,660,871
Ryman Hospitality Properties Inc.	21,115	1,616,353
Sabra Health Care REIT Inc.	73,696	1,333,898
SBA Communications Corp.[b]	47,452	8,280,374
Senior Housing Properties Trust	83,355	1,444,542
Simon Property Group Inc.	125,001	20,421,413
SL Green Realty Corp.	39,808	4,001,500
Spirit Realty Capital Inc.	187,393	1,531,001
STORE Capital Corp.	68,008	1,666,876
Sun Communities Inc.	32,273	2,867,133
Sunstone Hotel Investors Inc.[c]	92,700	1,561,995
Tanger Factory Outlet Centers Inc.[c]	39,628	997,833
Taubman Centers Inc.	24,954	1,538,414
UDR Inc.	108,533	3,964,710
Uniti Group Inc.[b,c]	68,357	1,082,091
Urban Edge Properties	44,044	1,029,749
Ventas Inc.	143,686	8,042,105
VEREIT Inc.	395,772	2,849,558
Vornado Realty Trust	69,764	5,000,684
Washington Prime Group Inc.[c]	73,533	483,847
Washington REIT	32,802	940,105
Weingarten Realty Investors	49,072	1,450,078
Welltower Inc.	149,316	8,954,481
Weyerhaeuser Co.	304,043	11,413,774
WP Carey Inc.	43,474	2,817,550
Xenia Hotels & Resorts Inc.	44,561	989,254

		380,215,999
INSURANCE — 13.96%
Aflac Inc.	158,223	13,955,269
Alleghany Corp.[b]	5,724	3,592,955
Allstate Corp. (The)	144,403	14,262,684
American Financial Group Inc./OH	27,923	3,164,793
American International Group Inc.	361,471	23,105,226
AmTrust Financial Services Inc.	40,792	547,429
Aon PLC	100,574	14,298,606
Arch Capital Group Ltd.[b]	53,002	4,820,002
Arthur J Gallagher & Co.	73,205	5,001,366

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2018

Security	Shares	Value
Aspen Insurance Holdings Ltd.	22,195	$828,983
Assurant Inc.	21,968	2,009,633
Assured Guaranty Ltd.	48,291	1,718,677
Athene Holding Ltd. Class Ab	30,656	1,537,705
Axis Capital Holdings Ltd.	33,260	1,680,628
Brighthouse Financial Inc.[b]	39,040	2,508,710
Brown & Brown Inc.	47,170	2,475,482
Chubb Ltd.	186,609	29,138,995
Cincinnati Financial Corp.	60,499	4,652,373
CNO Financial Group Inc.	60,114	1,478,203
Erie Indemnity Co. Class A	7,743	919,559
Everest Re Group Ltd.	16,642	3,824,332
First American Financial Corp.	44,601	2,634,581
FNF Group	110,506	4,307,524
Genworth Financial Inc. Class Ab	211,926	648,493
Hanover Insurance Group Inc. (The)	17,393	1,968,018
Hartford Financial Services Group Inc. (The)	143,943	8,458,091
Kemper Corp.	19,578	1,269,633
Lincoln National Corp.	88,274	7,309,087
Loews Corp.	111,548	5,761,454
Markel Corp.[b]	5,655	6,490,187
Marsh & McLennan Companies Inc.	205,314	17,147,825
Mercury General Corp.	15,425	755,054
MetLife Inc.	423,120	20,339,378
Old Republic International Corp.	98,282	2,112,080
Primerica Inc.	18,134	1,831,534
Principal Financial Group Inc.	108,356	7,324,866
ProAssurance Corp.	22,158	1,212,043
Progressive Corp. (The)	234,104	12,665,026
Prudential Financial Inc.	170,509	20,259,879
Reinsurance Group of America Inc.	25,811	4,043,293
RenaissanceRe Holdings Ltd.	16,370	2,081,282
RLI Corp.	16,176	1,039,470
Torchmark Corp.	43,545	3,956,063
Travelers Companies Inc. (The)	110,141	16,512,339
Unum Group	90,788	4,829,014
Validus Holdings Ltd.	32,662	2,211,217
White Mountains Insurance Group Ltd.	1,477	1,240,532

Security	Shares	Value
Willis Towers Watson PLC	53,268	$8,547,916
WR Berkley Corp.	39,158	2,857,751
XL Group Ltd.	103,953	3,829,628

		309,164,868
IT SERVICES — 7.11%
Mastercard Inc. Class A	373,097	63,053,393
Visa Inc. Class A	728,341	90,481,802
Western Union Co. (The)	186,314	3,873,468

		157,408,663
MORTGAGE REAL ESTATE INVESTMENT — 0.81%
AGNC Investment Corp.	159,063	2,988,794
Annaly Capital Management Inc.	468,889	4,942,090
Blackstone Mortgage Trust Inc. Class Ac	43,340	1,343,540
Chimera Investment Corp.	77,336	1,313,939
Invesco Mortgage Capital Inc.	46,801	760,048
MFA Financial Inc.	163,952	1,173,896
New Residential Investment Corp.	125,555	2,170,846
Starwood Property Trust Inc.	106,566	2,172,881
Two Harbors Investment Corp.[c]	72,403	1,067,944
		17,933,978
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
CBRE Group Inc. Class Ab	122,152	5,581,125
Howard Hughes Corp. (The)[b]	15,924	2,005,787
Jones Lang LaSalle Inc.	18,448	2,884,345
Realogy Holdings Corp.	55,490	1,526,530

		11,997,787
THRIFTS & MORTGAGE FINANCE — 0.48%
Capitol Federal Financial Inc.	58,258	762,014
Essent Group Ltd.[b]	33,215	1,545,162
MGIC Investment Corp.[b]	151,424	2,244,104
New York Community Bancorp. Inc.	199,117	2,819,497
Radian Group Inc.	88,273	1,948,185
Washington Federal Inc.	36,078	1,295,200

		10,614,162

TOTAL COMMON STOCKS
(Cost: $1,909,924,070)		2,210,109,989

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2018

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,d,e]	27,997,148	$28,002,747
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,d]	3,274,018	3,274,018

		31,276,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,272,788)		31,276,765

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $1,941,196,858)		2,241,386,754
Other Assets, Less Liabilities — (1.23)%		(27,216,364)

NET ASSETS — 100.00%		$2,214,170,390

NVS  —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Non-income producing security.
[c]	All or a portion of this security is on loan.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,888,080	8,109,068	[a]	—	27,997,148	$28,002,747	$65,108	[b]	$(5,713)	$(2,765)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,174,793	1,099,225	[a]	—	3,274,018	3,274,018	16,522		—	—
BlackRock Inc.	44,442	22,387		(17,267)	49,562	27,843,932	347,573		1,512,582	6,842,670
PNC Financial Services Group Inc. (The)	177,540	84,632		(71,156)	191,016	30,184,348	424,897		2,411,246	4,583,284

						$89,305,045	$854,100		$3,918,115	$11,423,189

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,210,109,989	$—	$—	$2,210,109,989
Money market funds	31,276,765	—	—	31,276,765

Total	$2,241,386,754	$—	$—	$2,241,386,754

149

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.89%

BIOTECHNOLOGY — 23.38%
AbbVie Inc.	918,918	$103,120,978
ACADIA Pharmaceuticals Inc.[a,b]	56,456	1,688,599
Agios Pharmaceuticals Inc.[a,b]	24,026	1,892,288
Alexion Pharmaceuticals Inc.[a]	128,783	15,366,388
Alkermes PLC[a]	88,642	5,067,663
Alnylam Pharmaceuticals Inc.[a]	47,046	6,115,039
Amgen Inc.	418,450	77,852,622
Biogen Inc.[a]	121,881	42,391,431
BioMarin Pharmaceutical Inc.[a]	101,240	9,134,885
Bioverativ Inc.[a]	62,495	6,440,735
Bluebird Bio Inc.[a,b]	28,260	5,790,474
Celgene Corp.[a]	453,848	45,911,264
Clovis Oncology Inc.[a,b]	28,204	1,706,342
Dyax Corp.[c]	95,647	219,032
Exact Sciences Corp.[a,b]	69,016	3,430,785
Exelixis Inc.[a]	162,019	4,910,796
Gilead Sciences Inc.	753,000	63,101,400
Incyte Corp.[a]	100,973	9,116,852
Intercept Pharmaceuticals Inc.[a,b]	10,314	640,499
Intrexon Corp.[a,b]	35,402	460,226
Ionis Pharmaceuticals Inc.[a,b]	71,939	3,778,236
Juno Therapeutics Inc.[a,b]	49,930	4,284,493
Ligand Pharmaceuticals Inc.[a,b]	12,140	1,913,507
Myriad Genetics Inc.[a]	40,010	1,475,569
Neurocrine Biosciences Inc.[a,b]	51,012	4,359,996
OPKO Health Inc.[a,b]	208,519	929,995
Portola Pharmaceuticals Inc.[a]	37,548	1,926,588
Radius Health Inc.[a,b]	23,351	879,399
Regeneron Pharmaceuticals Inc.[a]	44,405	16,281,093
Seattle Genetics Inc.[a,b]	55,477	2,901,447
TESARO Inc.[a,b]	22,020	1,485,469
Ultragenyx Pharmaceutical Inc.[a,b]	22,784	1,215,526
United Therapeutics Corp.[a]	24,912	3,213,648
Vertex Pharmaceuticals Inc.[a,b]	145,784	24,326,976

		473,330,240
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Healthcare Services Group Inc.	42,382	2,338,639

		2,338,639

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 21.14%
Abbott Laboratories	1,003,368	$62,369,355
ABIOMED Inc.[a]	24,214	5,690,290
Align Technology Inc.[a]	41,595	10,897,890
Baxter International Inc.	288,961	20,813,861
Becton Dickinson and Co.	152,749	37,108,842
Boston Scientific Corp.[a]	791,580	22,132,577
Cooper Companies Inc. (The)	28,220	6,904,587
Danaher Corp.	352,862	35,737,863
DENTSPLY SIRONA Inc.	132,403	8,051,426
DexCom Inc.[a,b]	50,130	2,917,566
Edwards Lifesciences Corp.[a]	121,986	15,440,988
Haemonetics Corp.[a]	30,389	1,964,649
Halyard Health Inc.[a]	26,967	1,316,259
Hill-Rom Holdings Inc.	37,833	3,228,290
Hologic Inc.[a]	158,918	6,785,799
IDEXX Laboratories Inc.[a]	50,275	9,403,436
Integra LifeSciences Holdings Corp.[a]	36,568	1,925,671
Intuitive Surgical Inc.[a]	64,592	27,882,429
Masimo Corp.[a]	27,487	2,590,375
Medtronic PLC	780,281	67,018,335
NuVasive Inc.[a]	29,531	1,443,180
ResMed Inc.	81,802	8,244,823
STERIS PLC	49,028	4,457,626
Stryker Corp.	185,528	30,497,093
Teleflex Inc.	25,969	7,212,890
Varian Medical Systems Inc.[a,b]	52,814	6,733,785
West Pharmaceutical Services Inc.	42,806	4,289,161
Zimmer Biomet Holdings Inc.	116,718	14,837,192

		427,896,238
HEALTH CARE PROVIDERS & SERVICES — 18.42%
Acadia Healthcare Co. Inc.[a,b]	47,208	1,608,849
Aetna Inc.	187,983	35,118,984
Anthem Inc.	148,009	36,684,031
Brookdale Senior Living Inc.[a]	108,019	1,026,180
Centene Corp.[a]	99,424	10,662,230
Cigna Corp.	142,123	29,611,327
DaVita Inc.[a]	87,268	6,810,395
Encompass Health Corp.	56,805	3,006,121

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2018

Security	Shares	Value
Envision Healthcare Corp.[a]	69,985	$2,518,760
Express Scripts Holding Co.[a]	326,484	25,851,003
HCA Healthcare Inc.[a]	163,275	16,516,899
Henry Schein Inc.[a]	90,476	6,847,224
Humana Inc.	82,350	23,208,700
Laboratory Corp. of America Holdings[a]	58,684	10,240,358
LifePoint Health Inc.[a]	22,546	1,114,900
Magellan Health Inc.[a]	13,834	1,377,866
MEDNAX Inc.[a,b]	54,071	2,855,489
Molina Healthcare Inc.[a]	25,387	2,319,356
Owens & Minor Inc.	34,828	733,478
Patterson Companies Inc.	47,208	1,694,295
Quest Diagnostics Inc.	78,573	8,314,595
Tenet Healthcare Corp.[a,b]	46,510	878,109
UnitedHealth Group Inc.	558,622	132,270,517
Universal Health Services Inc. Class B	50,514	6,137,451
WellCare Health Plans Inc.[a]	25,663	5,398,982

		372,806,099
LIFE SCIENCES TOOLS & SERVICES — 5.17%
Bio-Rad Laboratories Inc. Class Aa,b	11,660	3,014,460
Bio-Techne Corp.	21,627	3,034,052
Bruker Corp.	58,153	2,070,828
Charles River Laboratories International Inc.[a]	27,338	2,882,519
Illumina Inc.[a]	84,162	19,579,447
IQVIA Holdings Inc.[a]	83,926	8,576,398
PRA Health Sciences Inc.[a]	28,801	2,622,619
Syneos Health Inc.[a]	32,677	1,253,163
Thermo Fisher Scientific Inc.	231,156	51,804,371
Waters Corp.[a]	45,849	9,885,503

		104,723,360
PHARMACEUTICALS — 31.66%
Akorn Inc.[a]	54,091	1,742,812
Allergan PLC	191,721	34,559,628
Bristol-Myers Squibb Co.	943,476	59,061,598
Catalent Inc.[a]	76,434	3,557,238
Eli Lilly & Co.	558,505	45,490,232
Endo International PLC[a,b]	116,120	802,389
Horizon Pharma PLC[a]	94,626	1,376,808

Security	Shares	Value
Impax Laboratories Inc.[a,b]	42,914	$834,677
Jazz Pharmaceuticals PLC[a]	34,555	5,036,046
Johnson & Johnson	1,548,645	214,007,253
Mallinckrodt PLC[a,b]	54,633	986,672
Medicines Co. (The)[a,b]	36,609	1,212,856
Merck & Co. Inc.	1,576,684	93,418,527
Mylan NVa	309,140	13,246,649
Nektar Therapeutics[a]	90,775	7,589,698
Pacira Pharmaceuticals Inc./DEa	23,575	858,130
Perrigo Co. PLC	75,507	6,842,444
Pfizer Inc.	3,436,051	127,271,329
Prestige Brands Holdings Inc.[a,b]	30,616	1,280,667
Zoetis Inc.	280,894	21,552,997

		640,728,650

TOTAL COMMON STOCKS
(Cost: $1,815,652,927)		2,021,823,226

SHORT-TERM INVESTMENTS — 1.80%

MONEY MARKET FUNDS — 1.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	34,748,218	34,755,167
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	1,673,933	1,673,933

		36,429,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,422,565)		36,429,100

TOTAL INVESTMENTS IN SECURITIES — 101.69%
(Cost: $1,852,075,492)		2,058,252,326
Other Assets, Less Liabilities — (1.69)%		(34,120,405)

NET ASSETS — 100.00%		$2,024,131,921

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,258,180	—	(1,509,962)[a]	34,748,218	$34,755,167	$132,993[b]	$(6,379)	$(5,772)
BlackRock Cash Funds: Treasury, SL Agency Shares	936,859	737,074[a]	—	1,673,933	1,673,933	14,689	—	—

					$36,429,100	$147,682	$(6,379)	$(5,772)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,021,604,194	$—	$219,032	$2,021,823,226
Money market funds	36,429,100	—	—	36,429,100

Total	$2,058,033,294	$—	$219,032	$2,058,252,326

152

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 20.62%
Arconic Inc.	152,183	$4,574,621
Boeing Co. (The)	201,169	71,288,259
BWX Technologies Inc.	35,689	2,264,110
Curtiss-Wright Corp.	15,858	2,072,006
Esterline Technologies Corp.[a]	9,525	700,564
General Dynamics Corp.	99,779	22,198,832
Harris Corp.	42,832	6,826,564
HEICO Corp.[b]	11,761	944,623
HEICO Corp. Class A	20,454	1,346,863
Hexcel Corp.	32,253	2,204,493
Huntington Ingalls Industries Inc.	16,308	3,873,802
KLX Inc.[a]	18,397	1,299,932
L3 Technologies Inc.	28,078	5,965,452
Lockheed Martin Corp.	89,638	31,808,044
Moog Inc. Class Aa	11,621	1,046,587
Northrop Grumman Corp.	62,552	21,300,833
Orbital ATK Inc.	20,729	2,734,155
Raytheon Co.	103,878	21,704,269
Rockwell Collins Inc.	58,496	8,101,111
Spirit AeroSystems Holdings Inc. Class A	41,487	4,246,609
Teledyne Technologies Inc.[a]	12,755	2,435,185
Textron Inc.	94,653	5,553,292
TransDigm Group Inc.	17,366	5,503,459
United Technologies Corp.	266,865	36,830,039

		266,823,704
AIR FREIGHT & LOGISTICS — 5.16%
CH Robinson Worldwide Inc.	50,078	4,580,134
Expeditors International of Washington Inc.	63,803	4,144,005
FedEx Corp.	88,645	23,267,539
United Parcel Service Inc. Class B	246,878	31,432,507
XPO Logistics Inc.[a]	35,713	3,372,736

		66,796,921
BUILDING PRODUCTS — 2.90%
Allegion PLC	34,199	2,944,876
AO Smith Corp.	52,330	3,494,597
Armstrong World Industries Inc.[a]	18,912	1,185,782

Security	Shares	Value
Fortune Brands Home & Security Inc.	55,310	$3,923,138
Johnson Controls International PLC	332,534	13,012,056
Lennox International Inc.	13,543	2,951,155
Masco Corp.	113,014	5,047,205
Owens Corning	39,915	3,710,898
USG Corp.[a]	32,097	1,240,870

		37,510,577
CHEMICALS — 0.95%
Sherwin-Williams Co. (The)	29,569	12,333,526

		12,333,526
COMMERCIAL SERVICES & SUPPLIES — 2.50%
Brink’s Co. (The)	18,100	1,509,540
Cintas Corp.	30,939	5,211,674
Clean Harbors Inc.[a]	18,740	1,037,072
Covanta Holding Corp.	46,914	767,044
Deluxe Corp.	17,263	1,282,123
MSA Safety Inc.	12,128	949,744
Republic Services Inc.	81,666	5,618,621
Stericycle Inc.[a]	30,685	2,312,421
Tetra Tech Inc.	20,070	997,479
Waste Management Inc.	143,546	12,693,773

		32,379,491
CONSTRUCTION & ENGINEERING — 1.28%
AECOM[a]	56,553	2,211,788
Chicago Bridge & Iron Co. NV	36,229	756,099
EMCOR Group Inc.	21,188	1,722,161
Fluor Corp.	50,303	3,053,392
Jacobs Engineering Group Inc.	43,288	3,006,784
KBR Inc.	50,581	1,028,817
MasTec Inc.[a,b]	23,970	1,279,998
Quanta Services Inc.[a]	55,467	2,134,925
Valmont Industries Inc.	8,153	1,333,831

		16,527,795
CONSTRUCTION MATERIALS — 1.14%
Eagle Materials Inc.	17,425	1,952,471
Martin Marietta Materials Inc.	22,562	5,147,971
Summit Materials Inc. Class Aa,b	39,007	1,246,274
Vulcan Materials Co.	47,529	6,435,427

		14,782,143

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2018

Security	Shares	Value
CONTAINERS & PACKAGING — 3.59%
AptarGroup Inc.	22,437	$1,961,443
Avery Dennison Corp.	31,738	3,893,618
Ball Corp.	125,786	4,815,088
Bemis Co. Inc.	32,575	1,522,555
Berry Global Group Inc.[a]	47,180	2,792,584
Crown Holdings Inc.[a]	48,162	2,795,804
Graphic Packaging Holding Co.	111,251	1,796,704
International Paper Co.	148,367	9,326,350
Owens-Illinois Inc.[a]	58,633	1,361,458
Packaging Corp. of America	33,892	4,257,852
Sealed Air Corp.	64,897	3,072,873
Silgan Holdings Inc.	26,722	798,721
Sonoco Products Co.	35,704	1,939,084
WestRock Co.	91,489	6,095,912

		46,430,046
ELECTRICAL EQUIPMENT — 4.43%
Acuity Brands Inc.	15,136	2,337,604
AMETEK Inc.	83,046	6,336,410
Eaton Corp. PLC	158,322	13,294,298
Emerson Electric Co.	230,623	16,657,899
EnerSys	15,165	1,066,251
Generac Holdings Inc.[a]	22,460	1,098,968
Hubbell Inc.	19,687	2,676,448
Regal Beloit Corp.	15,955	1,242,895
Rockwell Automation Inc.	46,174	9,109,668
Sensata Technologies Holding NVa,b	61,438	3,455,887

		57,276,328
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.76%
Amphenol Corp. Class A	109,717	10,178,446
Anixter International Inc.[a]	10,407	871,066
Arrow Electronics Inc.[a]	31,696	2,578,153
Avnet Inc.	43,546	1,850,705
Belden Inc.	15,236	1,291,556
Cognex Corp.	62,200	3,879,414
Coherent Inc.[a]	8,841	2,294,416
FLIR Systems Inc.	49,692	2,544,727
IPG Photonics Corp.[a]	13,462	3,391,751
Itron Inc.[a]	12,298	900,214
Jabil Inc.	63,618	1,617,806
Keysight Technologies Inc.[a]	66,723	3,117,299

Security	Shares	Value
Littelfuse Inc.	8,139	$1,768,930
National Instruments Corp.	38,473	1,921,342
TE Connectivity Ltd.	126,352	12,954,870
Trimble Inc.[a]	90,402	3,986,728
Universal Display Corp.	15,046	2,398,332
VeriFone Systems Inc.[a,b]	40,038	707,872
Vishay Intertechnology Inc.[b]	47,486	1,042,318
Zebra Technologies Corp. Class Aa	19,126	2,355,558

		61,651,503
INDUSTRIAL CONGLOMERATES — 12.42%
3M Co.	214,437	53,716,468
Carlisle Companies Inc.	22,319	2,549,053
General Electric Co.	3,116,130	50,387,822
Honeywell International Inc.	273,745	43,708,864
Roper Technologies Inc.	36,784	10,321,223

		160,683,430
IT SERVICES — 13.36%
Accenture PLC Class A	222,062	35,685,363
Alliance Data Systems Corp.	17,267	4,431,748
Automatic Data Processing Inc.	159,359	19,701,553
Booz Allen Hamilton Holding Corp.	52,508	2,057,263
Broadridge Financial Solutions Inc.	41,834	4,033,216
Conduent Inc.[a,b]	71,148	1,166,827
Convergys Corp.	33,202	772,611
CoreLogic Inc./U.S.[a]	29,658	1,404,603
Euronet Worldwide Inc.[a,b]	18,880	1,772,266
Fidelity National Information Services Inc.	119,970	12,280,129
First Data Corp. Class Aa	158,670	2,808,459
Fiserv Inc.[a]	74,883	10,546,522
FleetCor Technologies Inc.[a]	32,176	6,837,400
Genpact Ltd.	54,655	1,854,991
Global Payments Inc.	57,182	6,391,804
Jack Henry & Associates Inc.	27,721	3,455,700
MAXIMUS Inc.	23,364	1,592,958
Paychex Inc.	114,913	7,842,812
PayPal Holdings Inc.[a]	405,970	34,637,360
Sabre Corp.	75,043	1,558,643
Square Inc. Class Aa,b	96,606	4,531,787
Total System Services Inc.	60,115	5,341,819

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2018

Security	Shares	Value
WEX Inc.[a]	14,333	$2,218,892

		172,924,726
LIFE SCIENCES TOOLS & SERVICES — 1.38%
Agilent Technologies Inc.	115,644	8,491,739
Mettler-Toledo International Inc.[a]	9,189	6,204,964
PerkinElmer Inc.	39,673	3,180,188

		17,876,891
MACHINERY — 13.82%
Actuant Corp. Class Ab	21,718	537,521
AGCO Corp.	23,687	1,720,150
Allison Transmission Holdings Inc.	48,449	2,143,384
Barnes Group Inc.	17,713	1,165,338
Caterpillar Inc.	213,778	34,798,783
Colfax Corp.[a,b]	35,247	1,410,585
Crane Co.	18,159	1,814,810
Cummins Inc.	56,060	10,539,280
Deere & Co.	114,934	19,127,316
Donaldson Co. Inc.	46,791	2,370,432
Dover Corp.	55,953	5,942,768
Flowserve Corp.	46,884	2,124,783
Fortive Corp.	109,901	8,354,674
Graco Inc.	60,443	2,828,732
Hillenbrand Inc.	22,735	1,007,161
IDEX Corp.	27,436	3,936,517
Illinois Tool Works Inc.	110,793	19,241,420
Ingersoll-Rand PLC	89,785	8,496,355
ITT Inc.	31,590	1,769,040
Kennametal Inc.	29,119	1,420,425
Lincoln Electric Holdings Inc.	22,268	2,172,689
Mueller Industries Inc.	20,644	683,110
Nordson Corp.	18,250	2,622,890
Oshkosh Corp.	27,045	2,453,522
PACCAR Inc.	126,343	9,420,134
Parker-Hannifin Corp.	47,870	9,641,975
Pentair PLC	59,301	4,240,022
Terex Corp.	28,730	1,350,885
Timken Co. (The)	24,507	1,287,843
Toro Co. (The)	38,642	2,536,847
Trinity Industries Inc.	54,394	1,874,961
Wabtec Corp./DEb	30,728	2,490,197
Welbilt Inc.[a]	50,136	1,118,033
Woodward Inc.	19,764	1,532,105

Security	Shares	Value
Xylem Inc./NY	64,534	$4,663,227

		178,837,914
MARINE — 0.11%
Kirby Corp.[a,b]	19,359	1,449,989

		1,449,989
MULTI-UTILITIES — 0.14%
MDU Resources Group Inc.	70,173	1,858,181

		1,858,181
PAPER & FOREST PRODUCTS — 0.12%
Louisiana-Pacific Corp.[a]	51,890	1,536,463

		1,536,463
PROFESSIONAL SERVICES — 1.93%
CoStar Group Inc.[a]	12,985	4,494,238
Equifax Inc.	43,148	5,390,480
FTI Consulting Inc.[a]	13,658	593,713
ManpowerGroup Inc.	23,776	3,123,929
Robert Half International Inc.	45,154	2,613,514
TransUnion[a]	53,659	3,185,198
Verisk Analytics Inc. Class Aa	55,845	5,587,292

		24,988,364
ROAD & RAIL — 6.81%
CSX Corp.	321,142	18,231,231
Genesee & Wyoming Inc. Class Aa	22,243	1,776,103
JB Hunt Transport Services Inc.	30,751	3,715,643
Kansas City Southern	37,175	4,205,608
Landstar System Inc.	15,035	1,669,637
Norfolk Southern Corp.	102,820	15,513,482
Old Dominion Freight Line Inc.	24,606	3,603,549
Ryder System Inc.	18,996	1,653,222
Union Pacific Corp.	282,853	37,760,875

		88,129,350
TRADING COMPANIES & DISTRIBUTORS — 2.27%
Air Lease Corp.	34,435	1,674,230
Applied Industrial Technologies Inc.	14,011	1,033,311
Fastenal Co.	103,267	5,675,554
GATX Corp.	13,780	980,309
HD Supply Holdings Inc.[a]	67,136	2,610,919
MRC Global Inc.[a]	34,239	615,617
MSC Industrial Direct Co. Inc. Class A	16,045	1,506,305

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2018

Security	Shares	Value
NOW Inc.[a,b]	39,204	$462,215
United Rentals Inc.[a]	30,365	5,499,405
Univar Inc.[a,b]	37,003	1,104,910
Watsco Inc.	10,990	1,975,892
WESCO International Inc.[a]	16,927	1,153,575
WW Grainger Inc.	18,625	5,022,418

		29,314,660

TRANSPORTATION INFRASTRUCTURE — 0.15%
Macquarie Infrastructure Corp.	28,664	1,901,856

		1,901,856

TOTAL COMMON STOCKS
(Cost: $1,098,401,776)		1,292,013,858

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS—1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	14,143,387	14,146,216
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,936,672	1,936,672

		16,082,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,081,211)		16,082,888

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $1,114,482,987)		1,308,096,746
Other Assets, Less Liabilities — (1.09)%		(14,041,523)

NET ASSETS — 100.00%		$1,294,055,223

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,211,689	2,931,698	[a]	—	14,143,387	$14,146,216	$40,927	[b]	$(4,905)	$502
BlackRock Cash Funds: Treasury, SL Agency Shares	502,321	1,434,351[a]		—	1,936,672	1,936,672	10,324		—	—

						$16,082,888	$51,251		$(4,905)	$502

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,292,013,858	$—	$—	$1,292,013,858
Money market funds	16,082,888	—	—	16,082,888

Total	$1,308,096,746	$—	$—	$1,308,096,746

157

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.97%

COMMERCIAL SERVICES & SUPPLIES — 0.05%
Pitney Bowes Inc.	162,853	$2,297,856

		2,297,856
COMMUNICATIONS EQUIPMENT — 5.65%
Arista Networks Inc.[a,b]	37,050	10,219,131
ARRIS International PLC[a]	145,881	3,690,789
Ciena Corp.[a,b]	121,667	2,589,074
Cisco Systems Inc.	3,827,625	158,999,542
CommScope Holding Co. Inc.[a]	155,570	6,009,669
EchoStar Corp. Class Aa	41,093	2,509,139
F5 Networks Inc.[a]	50,058	7,235,383
Finisar Corp.[a,b]	100,814	1,810,619
InterDigital Inc./PA	29,762	2,322,924
Juniper Networks Inc.	298,320	7,801,068
Lumentum Holdings Inc.[a,b]	53,173	2,461,910
Motorola Solutions Inc.	127,565	12,687,615
NetScout Systems Inc.[a,b]	76,029	2,166,827
Palo Alto Networks Inc.[a]	72,575	11,457,415
Plantronics Inc.	30,149	1,778,490
ViaSat Inc.[a,b]	45,100	3,410,462
Viavi Solutions Inc.[a]	203,220	1,743,628

		238,893,685
CONSTRUCTION & ENGINEERING — 0.07%
Dycom Industries Inc.[a]	25,994	3,033,760

		3,033,760
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.45%
CenturyLink Inc.	765,680	13,636,761
Zayo Group Holdings Inc.[a]	150,128	5,509,697

		19,146,458
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.86%
CDW Corp./DE	121,527	9,089,004
Corning Inc.	679,428	21,211,742
SYNNEX Corp.	24,552	3,013,267
Tech Data Corp.[a]	29,239	2,931,795

		36,245,808
HEALTH CARE TECHNOLOGY — 0.77%
Allscripts Healthcare Solutions Inc.[a]	155,074	2,312,153
athenahealth Inc.[a,b]	32,835	4,114,554
Cerner Corp.[a]	247,667	17,121,220

Security	Shares	Value
Medidata Solutions Inc.[a]	48,746	$3,320,090
Veeva Systems Inc. Class Aa	92,304	5,802,230

		32,670,247
HOUSEHOLD DURABLES — 0.13%
Garmin Ltd.	89,527	5,634,829

		5,634,829
INTERNET SOFTWARE & SERVICES — 22.77%
Akamai Technologies Inc.[a]	134,375	9,001,781
Alphabet Inc. Class Aa	225,002	266,001,864
Alphabet Inc. Class Ca	227,882	266,608,267
Cars.com Inc.[a]	63,259	1,878,160
eBay Inc.[a]	756,996	30,718,898
Facebook Inc. Class Aa,b	1,809,363	338,151,851
GrubHub Inc.[a,b]	70,338	5,081,920
IAC/InterActiveCorp[a]	60,573	8,781,268
j2 Global Inc.	40,431	3,234,076
LogMeIn Inc.	42,585	5,357,193
Pandora Media Inc.[a,b]	243,823	1,165,474
Twitter Inc.[a,b]	508,834	13,133,006
VeriSign Inc.[a,b]	67,637	7,772,844
Zillow Group Inc. Class Aa,b	41,793	1,871,908
Zillow Group Inc. Class Ca,b	86,528	3,847,035

		962,605,545
IT SERVICES — 5.55%
Amdocs Ltd.	115,887	7,926,671
CACI International Inc. Class Aa	20,757	2,917,396
Cognizant Technology Solutions Corp. Class A	458,924	35,786,893
CSRA Inc.	133,706	4,449,736
DST Systems Inc.	49,336	4,113,142
DXC Technology Co.	223,012	22,200,845
EPAM Systems Inc.[a]	40,780	4,790,834
Gartner Inc.[a]	71,823	9,964,723
International Business Machines Corp.	667,101	109,204,434
Leidos Holdings Inc.	113,482	7,557,901
Science Applications International Corp.	36,618	2,806,770
Teradata Corp.[a,b]	99,336	4,023,108
Worldpay Inc. Class Aa	232,528	18,674,324

		234,416,777

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2018

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.48%
Advanced Micro Devices Inc.[a,b]	652,390	$8,963,839
Analog Devices Inc.	287,643	26,428,639
Applied Materials Inc.	828,929	44,455,462
Broadcom Ltd.	315,322	78,209,316
Cavium Inc.[a]	56,187	4,988,282
Cirrus Logic Inc.[a]	53,931	2,673,360
Cree Inc.[a,b]	82,946	2,862,466
Cypress Semiconductor Corp.	271,862	4,700,494
Entegris Inc.	116,447	3,790,350
Integrated Device Technology Inc.[a]	110,818	3,313,458
Intel Corp.	3,623,067	174,414,445
KLA-Tencor Corp.	123,391	13,548,332
Lam Research Corp.	126,470	24,221,534
Marvell Technology Group Ltd.	340,630	7,946,898
Maxim Integrated Products Inc.	221,586	13,516,746
Microchip Technology Inc.[b]	183,361	17,459,634
Micron Technology Inc.[a]	897,312	39,230,481
Microsemi Corp.[a]	94,864	5,861,647
MKS Instruments Inc.	44,328	4,534,754
Monolithic Power Systems Inc.	31,575	3,761,214
NVIDIA Corp.	469,492	115,401,134
ON Semiconductor Corp.[a,b]	337,499	8,349,725
Qorvo Inc.[a]	101,724	7,300,731
QUALCOMM Inc.	1,143,224	78,025,038
Semtech Corp.[a]	57,662	2,064,300
Silicon Laboratories Inc.[a]	35,402	3,405,672
Skyworks Solutions Inc.	144,562	14,052,872
Synaptics Inc.[a,b]	31,723	1,374,875
Teradyne Inc.	156,933	7,193,809
Texas Instruments Inc.	764,087	83,797,421
Versum Materials Inc.	90,635	3,335,368
Xilinx Inc.	197,410	14,414,878

		823,597,174
SOFTWARE — 26.01%
ACI Worldwide Inc.[a,b]	101,983	2,390,482
Adobe Systems Inc.[a]	382,305	76,369,247
ANSYS Inc.[a]	67,051	10,838,794
Aspen Technology Inc.[a]	59,023	4,571,331
Autodesk Inc.[a]	171,505	19,829,408
Blackbaud Inc.	39,691	3,803,192

Security	Shares	Value
CA Inc.	249,318	$8,938,050
Cadence Design Systems Inc.[a]	223,869	10,042,763
CDK Global Inc.	104,819	7,472,546
Citrix Systems Inc.[a]	113,295	10,509,244
CommVault Systems Inc.[a]	37,563	2,003,986
Dell Technologies Inc. Class Va	160,490	11,507,133
Ellie Mae Inc.[a,b]	29,150	2,725,525
Fair Isaac Corp.	24,557	4,240,012
FireEye Inc.[a,b]	151,142	2,279,221
Fortinet Inc.[a]	120,792	5,561,264
Guidewire Software Inc.[a,b]	61,286	4,869,173
Intuit Inc.	189,186	31,764,329
Manhattan Associates Inc.[a]	57,906	3,058,595
Microsoft Corp.	5,893,924	559,981,719
Nuance Communications Inc.[a]	218,949	3,899,482
Oracle Corp.	2,360,077	121,756,372
Paycom Software Inc.[a,b]	39,527	3,622,254
Proofpoint Inc.[a,b]	36,985	3,773,210
PTC Inc.[a]	92,560	6,727,261
Red Hat Inc.[a]	138,597	18,208,874
salesforce.com Inc.[a]	532,670	60,676,440
ServiceNow Inc.[a,b]	135,096	20,111,741
Splunk Inc.[a]	110,926	10,246,235
SS&C Technologies Holdings Inc.	138,361	6,956,791
Symantec Corp.	488,013	13,288,594
Synopsys Inc.[a]	118,796	11,001,698
Tableau Software Inc. Class Aa,b	51,663	3,968,235
Tyler Technologies Inc.[a,b]	28,223	5,687,217
Ultimate Software Group Inc. (The)[a,b]	23,005	5,357,634
Verint Systems Inc.[a]	54,838	2,289,486
VMware Inc. Class Aa,b	54,616	6,760,915
Workday Inc. Class Aa,b	105,555	12,654,989

		1,099,743,442

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 18.18%
3D Systems Corp.[a,b]	111,576	1,142,538
Apple Inc.	3,930,046	658,007,602
Diebold Nixdorf Inc.	71,181	1,313,289
Electronics For Imaging Inc.[a]	43,452	1,270,536
Hewlett Packard Enterprise Co.	1,247,875	20,465,150

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2018

Security	Shares	Value
HP Inc.	1,301,575	$30,352,729
NCR Corp.[a,b]	100,435	3,767,317
NetApp Inc.	212,390	13,061,985
Seagate Technology PLC	227,925	12,581,460
Western Digital Corp.	231,369	20,587,214
Xerox Corp.	172,312	5,881,009

		768,430,829

TOTAL COMMON STOCKS
(Cost: $3,076,355,058)		4,226,716,410

SHORT-TERM INVESTMENTS — 2.87%

MONEY MARKET FUNDS — 2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	117,555,462	117,578,973
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	3,707,630	3,707,630

		121,286,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $121,273,495)		121,286,603

TOTAL INVESTMENTS IN SECURITIES — 102.84%
(Cost: $3,197,628,553)		4,348,003,013
Other Assets, Less Liabilities — (2.84)%		(120,174,178)

NET ASSETS — 100.00%		$4,227,828,835

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	92,564,009	24,991,453[a]	—	117,555,462	$117,578,973	$246,519[b]	$(12,654)	$(7,024)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,741,261	1,966,369[a]	—	3,707,630	3,707,630	3,707,630	—	—

					$121,286,603	$3,954,149	$(12,654)	$(7,024)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,226,716,410	$—	$—	$4,226,716,410
Money market funds	121,286,603	—	—	121,286,603

Total	$4,348,003,013	$—	$—	$4,348,003,013

161

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

January 31, 2018

Security	Shares	Value
COMMON STOCKS — 99.93%

ELECTRIC UTILITIES — 57.31%
ALLETE Inc.	44,899	$3,252,484
Alliant Energy Corp.	204,044	8,110,749
American Electric Power Co. Inc.	434,063	29,854,853
Duke Energy Corp.	617,679	48,487,801
Edison International	287,540	17,979,876
El Paso Electric Co.	35,848	1,871,266
Entergy Corp.	159,074	12,517,533
Eversource Energy	279,669	17,644,317
Exelon Corp.	847,323	32,630,409
FirstEnergy Corp.	392,603	12,916,639
Great Plains Energy Inc.	190,326	5,922,945
Hawaiian Electric Industries Inc.	96,049	3,276,231
IDACORP Inc.	44,473	3,837,130
NextEra Energy Inc.	415,142	65,766,796
PG&E Corp.	452,586	19,203,224
Pinnacle West Capital Corp.	98,605	7,883,470
PNM Resources Inc.	70,364	2,680,868
Portland General Electric Co.	78,657	3,331,124
PPL Corp.	602,942	19,215,762
Southern Co. (The)	885,741	39,955,776
Westar Energy Inc.	125,368	6,476,511
Xcel Energy Inc.	448,123	20,452,334

		383,268,098

GAS UTILITIES — 5.59%
Atmos Energy Corp.	97,807	8,108,200
National Fuel Gas Co.	75,533	4,210,965
New Jersey Resources Corp.	76,697	2,975,844
ONE Gas Inc.	46,146	3,268,521
South Jersey Industries Inc.	70,025	2,061,536
Southwest Gas Holdings Inc.	42,139	3,100,588
Spire Inc.	42,623	2,834,429
UGI Corp.	152,817	6,994,434
WGL Holdings Inc.	45,323	3,817,103

		37,371,620

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.48%
AES Corp./VA	582,822	6,737,422
Calpine Corp.[a]	318,217	4,801,894
NRG Energy Inc.[b]	265,475	6,905,005
Vistra Energy Corp.[a]	249,428	4,863,846

		23,308,167

Security	Shares	Value

MULTI-UTILITIES — 30.74%
Ameren Corp.	214,138	$12,126,635
Avista Corp.	56,736	2,857,225
Black Hills Corp.	47,123	2,617,683
CenterPoint Energy Inc.	380,395	10,719,531
CMS Energy Corp.	248,890	11,137,827
Consolidated Edison Inc.	273,650	21,990,514
Dominion Energy Inc.	567,939	43,413,257
DTE Energy Co.	158,318	16,724,714
NiSource Inc.	297,236	7,335,784
NorthWestern Corp.	42,806	2,326,078
Public Service Enterprise Group Inc.	446,602	23,165,246
SCANA Corp.	125,869	5,115,316
Sempra Energy	221,582	23,713,706
Vectren Corp.	73,258	4,441,633
WEC Energy Group Inc.	278,514	17,908,450

		205,593,599
WATER UTILITIES — 2.81%
American Water Works Co. Inc.	157,420	13,092,622
Aqua America Inc.	156,820	5,678,452

		18,771,074

TOTAL COMMON STOCKS
(Cost: $733,395,349)		668,312,558

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	582,227	582,343
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	476,935	476,935

		1,059,278

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,059,275)		1,059,278

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $734,454,624)		669,371,836
Other Assets, Less Liabilities — (0.09)%		(580,623)

NET ASSETS — 100.00%		$668,791,213

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,647,583	—	(4,065,356)[a]	582,227	$582,343	$2,847	[b]	$135	$(87)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,025,323	—	(548,388)[a]	476,935	476,935	7,027		—	—

					$1,059,278	$9,874		$135	$(87)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$668,312,558	$—	$—	$668,312,558
Money market funds	1,059,278	—	—	1,059,278

Total	$669,371,836	$—	$—	$669,371,836

163

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2018